As filed with the Securities and Exchange Commission on February 25, 2019

1933 Act Registration No. 33-11023

1940 Act Registration No. 811-03996

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 51	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 158	☒

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

(Exact Name of Registrant)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

(Name of Depositor)

320 Park Avenue New York, New York 10022-6839

(Address of Depositor’s Principal Executive Office) (Zip Code)

Depositor’s Telephone Number, including Area Code: (212) 224-1600

Amy Latkin

Vice President and Associate General Counsel

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485.

☐	on May 1, 2019 pursuant to paragraph (b) of Rule 485.

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☒	on May 1, 2019 pursuant to paragraph (a)(1) of Rule 485.

Title of Securities Being Registered:

Units of Interest in Separate Accounts under Variable Annuity Contracts

PROSPECTUS

THRIFT PLAN CONTRACTS—

VARIABLE ACCUMULATION ANNUITY CONTRACTS

FOR THRIFT PLANS

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue, New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

The Contracts—We offer group variable accumulation annuity contracts (“Contracts”) for use by thrift plans or arrangements (“Plans”) of employers in the not-for-profit field (or their associations or trusts) and for-profit employers to assist with retirement and long-term financial planning. This prospectus also includes 401(k) plan contracts. The Contracts are only available to employers who sponsor a Plan and not to individuals. A Plan must:

•	be qualified under Section 401(a) (including Section 401(k)) of the Code, or
•	meet the requirements of Section 403(b) of the Code.

Participants—A Participant or you means a participating employee under a Contract.

Contributions—You make Contributions to your Account Value, and your employer may make Contributions on your behalf, depending on the Plan. Contributions are in the amounts and at the frequency you choose, subject to restrictions in the Plan and under federal tax law provisions.

A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply your Account Value to provide fixed monthly Annuity Payments that begin at a future date you select.

Investment Alternatives for Your Account—You may allocate your Account Value to any of the subaccounts of Mutual of America Separate Account No. 2 or to our General Account, unless your Plan restricts allocations. You may transfer all or any part of your Account Value among the available Investment Alternatives at any time, without charge. The subaccounts of the Separate Account (“Subaccounts”) invest in similarly named funds or portfolios of mutual funds (“Underlying Funds”), which currently are:

•

Mutual of America Investment Corporation: Equity Index, All America, Small Cap Value, Small Cap Growth, Small Cap Equity Index, Mid Cap Value, Mid-Cap Equity Index, Composite, International, Money Market, Mid-Term Bond, Bond, Conservative Allocation, Moderate Allocation, Aggressive Allocation (together, these three Funds may be referred to as the “Allocation Funds”), Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement, and 2060 Retirement Funds (together, these twelve Funds may be referred to as the “Retirement Funds”);

•	Fidelity® Variable Insurance Products (“Fidelity VIP”) Funds: Equity-Income, Asset Manager, Contrafund®, and Mid Cap Portfolios;
•	Vanguard Variable Insurance Fund: Diversified Value Portfolio, International Portfolio, Real Estate Index Portfolio and Total Bond Market Index Portfolio;
•	Goldman Sachs: VIT Small Cap Equity Insights Fund and VIT US Equity Insights Fund.
•	American Century Variable Portfolios, Inc.: American Century VP Capital Appreciation Fund;
•	American Funds Insurance Series: New World Fund;
•	Calvert VP: SRI Balanced Portfolio;
•	Delaware: VIP® Small Cap Value Series;
•	DWS: Capital Growth VIP;
•	MFS VIT III: MFS® Mid Cap Value Portfolio;
•	Neuberger Berman: Advisers Management Trust Sustainable Equity Portfolio;
•	Oppenheimer Funds: Oppenheimer Main Street Fund® V/A;
•	PIMCO Variable Insurance Trust: Real Return Portfolio;
•	T. Rowe Price: Blue Chip Growth Portfolio; and
•	Victory: RS Small Cap Growth Equity VIP Series.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the shareholder reports for Underlying Funds will no longer be sent by mail, unless you specifically request paper copies of the reports from us. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from us electronically by signing up for the eDocuments program. (See “Definitions we use in this Prospectus” for a description of eDocuments and how to sign up).

You may elect to receive all future reports in paper free of charge. You can inform us that you wish to continue receiving paper copies of your shareholder reports by writing to us at the address at the top of this page, by calling 1-800-574-9267, or by sending an email to mutualofamerica@dfinsolutions.com. Your election to receive reports in paper will apply to all of the Underlying Funds.

We do not guarantee the investment performance of any Subaccount. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to a Subaccount. The Underlying Funds, and therefore the Subaccounts, will have varying investment returns and performance.

We pay a fixed rate of interest on your Account Value in the General Account, and we change the rate from time to time. This Prospectus describes the Subaccount Investment Alternatives. There is a brief description of the General Account under “Our General Account.”

Statement of Additional Information—You may obtain at no charge a Statement of Additional Information (“SAI”), dated the same date as this Prospectus, about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-800-574-9267. We have filed the SAI with the Securities and Exchange Commission (“SEC”) and it is incorporated into this Prospectus by reference. The table of contents for the SAI is at the end of this Prospectus for your review. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

Prospectuses—Employers should read this Prospectus carefully before purchasing a Contract and you should read this Prospectus carefully before electing to become a Participant, and keep it for future reference. The summary prospectuses for the Underlying Funds are available on our website www.mutualofamerica.com/prospectusor you can request them by writing to us at the address at the top of this page or by calling 1-800-574-9267. You should read them for complete information about the Underlying Funds. You will receive a copy of the Summary Prospectus for an Underlying Fund when you first invest in that Fund (or, if you have enrolled in eDocuments, you will receive an email with a link to the Summary Prospectus), and you will receive updates to the Summary Prospectuses for the Underlying Funds for the subaccounts in which you are invested.

•	Capitalized terms unless otherwise defined in the text are described in the section captioned “Definitions We Use in this Prospectus,” and throughout the Prospectus.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Dated May 1, 2019

This Prospectus is not an offering in any jurisdiction where we may not lawfully offer the Contracts for sale. We have not authorized any person to give any information or to make any representations about the Contracts other than those in this Prospectus. A prospective purchaser who receives unauthorized information or representations must not rely on them to make any purchase decision.

DEFINITIONS WE USE IN THIS PROSPECTUS

Account Value—The value of a Participant’s Accumulation Units in the Subaccounts plus the value of amounts held in the General Account for the Participant, during the Accumulation Period. As used in this Prospectus, the term “Account Value” may mean all or any part of your total Account Value.

Accumulation Period—For a Participant, the period under a Contract when Contributions are made or held for the Participant. The Accumulation Period ends at the Annuity Commencement Date, or the date the Participant withdraws the Account Value in full before the Annuity Commencement Date.

Accumulation Unit—A measure we use to calculate the value of a Participant’s interest in each of the Subaccounts. Each Subaccount has its own Accumulation Unit value. Values of Accumulation Units for a Valuation Period are determined as of the end of the Valuation Day which occurs during the Valuation Period.

Allocation Funds—the Mutual of America Investment Corporation Conservative Allocation Fund, Moderation Allocation Fund and Aggressive Allocation Fund.

Annuitant—A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. You must be the Annuitant, and the Annuitant cannot be changed; and a Beneficiary who has elected to receive a death benefit in the form of an annuity shall be the Annuitant. You or a Beneficiary also may name a joint Annuitant, except that some Plans require the consent of your Eligible Spouse if the Eligible Spouse is not the joint Annuitant. We use the life expectancy of the Annuitant and joint annuitant, if any, as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.

Annuity Commencement Date—The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. You, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date, or the Annuity Commencement Date may be imposed under federal tax law provisions in certain circumstances. On the Annuity Commencement Date, all of your Account Value is used to provide Annuity Payments. Sometimes referred to as “Benefit Commencement Date” in a Contract.

Annuity Payments—A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payment will depend on your Account Value on the Annuity Commencement Date and the form of annuity selected.

The Annuity Payments may be for the Annuitant’s life, for a minimum period of time, for the joint lifetime of the Annuitant and the joint Annuitant, or for such other specified period as we may permit.

Beneficiary(ies)—The person(s) named by a Participant to receive (1) during the Accumulation Period, the death benefit under the Contract if the Participant dies, or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) upon the death of the Annuitant and joint annuitant, if any.

Code—The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.

Collateralized Loan—A loan made by us, which requires you to hold 120% of the loan amount in the General Account as collateral.

Commuted Value—The present value of annuity payments due under an income option or method of payment not based on life contingencies.

Complete Order—An order is considered to be complete when all of the requirements for the completion of a transaction have been met. This includes receipt by the Company of all information, remittances and notices necessary to process the given transaction. The Company will inform you of the documents required for your transaction.

Contract—The group variable accumulation annuity contracts described in this Prospectus.

Contractholder—For purposes of this Prospectus, the Contractholder will be the employer, an association representing employers, or the trustee(s) of a Plan maintained by one or more employers.

Contributions—Amounts contributed from time to time under a Contract.

Designated Roth Account—An account maintained for Designated Roth Contributions and earnings (or losses) attributable to Designated Roth Contributions. This term, depending on the context in which it is used, includes Designated Roth Rollover Accounts.

Designated Roth Contributions—Contributions irrevocably designated as Designated Roth Contributions described in Section 402A of the Code.

Designated Roth Rollover Account—An account maintained for rollover Designated Roth Contributions and earnings (or losses) attributable to rollover Designated Roth Contributions.

eDocuments—A feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, and underlying fund and separate account annual and semi-annual reports. When such documents are available, an email notice is sent to the eDocuments subscriber informing him or her of such availability on the secure “My Account” website maintained by the Company. Participants enroll by consenting to receive through eDocuments all of the documents that we deliver electronically, and are provided instructions on revocation of the consent, including the ability to revoke it immediately by calling a specified toll-free number. Revocation of consent applies to all documents provided through the eDocuments program. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website.

Eligible Spouse—The person to whom a Participant or Annuitant is legally married in a marriage recognized under federal law.

Employee Contribution Account—An account maintained for employee Contributions, other than Designated Roth Contributions, and earnings (or losses) attributable to such Contributions.

Employer—An employer named on the face page of the Contract that has purchased a Contract to fund a Plan, or an employer that makes Contributions for its employees under a Contract purchased by a trust or other entity for the benefit of its employees.

Employer Contribution Account—An account maintained for Employer Contributions, and earnings (or losses) attributable to such Contributions.

ERISA—The Employee Retirement Income Security Act of 1974, as amended.

Fidelity VIP Funds—The Equity-Income, Asset Manager, Contrafund®, and Mid Cap and Portfolios of Fidelity® Variable Insurance Products Funds.

General Account (or Interest Accumulation Account)—Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.

IRS—The Internal Revenue Service.

Inactive Plan—A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us in writing that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan. See “Aggregation Rule” in the section “Summary of Information in this Prospectus”.

International Funds—the Mutual of America Investment Corporation International Fund, American Funds Insurance Series New World Fund and Vanguard Variable Insurance Fund International Portfolio.

Investment Alternatives—The General Account and the Subaccounts. You may allocate your Contributions and transfer your Account Value among the Investment Alternatives, subject to any limitations under your Plan.

Mutual of America SponsorConnectSM—Mutual of America Life Insurance Company’s online Internet-based administration system that allows employers who log on to a secure website to perform many administrative tasks, such as enrolling new employees in their Plan, removing employees who are no longer participating in that Plan, making contributions, conducting non-discrimination testing, checking Plan balances and employee records and other functions. Prior to the implementation of Mutual of America SponsorConnectSM in 2017, Hotline Plus was the Company’s previous online Internet-based administration system.

Non-Vested Account Value—The portion of your Account Value attributable to your Employer’s Contributions on your behalf, and earnings on those Contributions, that under your Plan would belong to your Employer if you leave employment before a certain period of time after the Contributions were made.

Participant—An employee or former employee who participates in a Plan and for whom we have received Contributions.

Plan—An Employer-sponsored retirement savings plan (or Thrift plan) for which we issue a Contract, which usually permits employees to make voluntary Contributions. A Plan must satisfy the requirements of:

(1)	Code Section 403(b), in which case it is called a 403(b) Thrift plan; or

(2)	Code Section 401(a), including a plan that meets the requirements of Section 401(k), in which case it is called a 401(a) Thrift or a 401(k) plan.

(3)	Code Section 401(a) or 403(b) for certain defined contribution pension or profit-sharing plans that do not permit employee contributions.

Prime Rate—The rate published in the Wall Street Journal®’s “Money Rates” section, from time to time.

Reduced Fee—The reduced Separate Account Annual Expenses, comprised of the administrative charge, distribution expense charge and expense risk charge, that apply to participants in plans that are eligible for such reduced Separate Account Annual Expenses as set forth in footnote 2 to the TABLES OF ANNUAL EXPENSES on page 4 and Charges You or Your Employer Will Pay.

Retirement Funds—The Mutual of America Investment Corporation Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement, 2055 Retirement and 2060 Retirement Funds.

Rollover Contributions Account—An account maintained for rollover Contributions other than Designated Roth Contributions (or rollover Designated Roth Contributions) and earnings (or losses) attributable to such Contributions.

Separate Account—Mutual of America Separate Account No. 2, a separate account established by us to receive and invest deposits made under variable accumulation annuity contracts and other variable contracts. The assets of the Separate Account are set aside and kept separate from our other assets.

SponsorConnect—See Mutual of America SponsorConnectSM, above.

Subaccount—A division of the Separate Account which invests its assets exclusively in a corresponding Underlying Fund of the same name.

Uncollateralized Loan—A loan made from your vested Account Value.

Underlying Funds—The funds or portfolios that are invested in by the Subaccounts.

Valuation Day—Each day that the New York Stock Exchange is open for trading, ending at the close of the New York Stock Exchange that day.

Valuation Period—A period beginning immediately after the end of a Valuation Day and ending on the close of the next Valuation Day.

Waived Annual Contract Fee—The waiver of the Annual Contract Fee applicable to plans that use our Mutual of America SponsorConnectSM system and meet the other criteria set forth in footnote 1 to the TABLES OF ANNUAL EXPENSES on page 4 of this Prospectus.

We, us, our, Mutual of America—Refer to “Mutual of America Life Insurance Company.”

You, your—Refer to a Participant.

TABLES OF ANNUAL EXPENSES

The following tables describe the fees and expenses that you will pay upon becoming a Participant, while you are a Participant, and upon transfer or surrender of your Account Value. State Premium Taxes may also be deducted, but we do not currently deduct them. State premium taxes vary and generally are between 0.5%-3.5%.

I.

The first table describes fees and expenses you will pay when you become a Participant, when you surrender your Contract or participation interest or when you transfer your Account Value among Investment Alternatives.

	Maximum	Current
Participant Transaction Expenses
Sales Load Imposed on Purchases	0%	0%
Deferred Sales Load	0%	0%
Surrender Fees	0%	0%
Exchange Fees	0%	0%

II.	The next table describes the fees and expenses you will pay periodically during the time that you are a Participant, not including Underlying Fund fees and expenses.

	403(b), 401(a), 401(k)
	Maximum		Standard		Tier 1 Reduced Fees (2)		Tier 2 Reduced Fees (2)
Annual Contract Fee	$24		$24(1)		$24(1)		$24(1)
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	up to 2.00%(5)		.20%		.15%		.15%
Administrative Charges	up to 2.00%(5)		.60%		.05%		.10%
Distribution Expense Charge	up to 2.00%(5)		.55%		.05%		.10%

Total Separate Account Annual Expenses	2.00%		1.35%	(4)	.25%	(4)	.35%	(4)

	403(b), 401(a), 401(k)
	Tier 3 Reduced Fees (2)		Tier 4 Reduced Fees (2)		Tier 5 Reduced Fees (2)		Inactive Plans (3)
Annual Contract Fee	$24(1)		$24(1)		$24(1)		$24(1)
Separate Account Annual Expenses (as a percentage of average net assets)
Expense Risk Fee	.15%		.20%		.20%		.20%
Administrative Charges	.15%		.20%		.40%		1.10%
Distribution Expense Charge	.15%		.20%		.35%		.35%

Total Separate Account Annual Expenses	.45%	(4)	.60%	(4)	.95%	(4)	1.65%	(4)

(1)

Annual Contract Fee.    The Annual Contract Fee of $24.00 is charged at a rate of $2 per month. When referring to the monthly installment of the Annual Contract Fee we use the term “Monthly Participant Charge.” Unless you use eDocuments, a feature that offers Participants a way to electronically receive communications and reports (See “Definitions we use in this Prospectus” for a description of eDocuments) you pay the lesser of a monthly amount of $2.00, or 1⁄12 of 1.00% of your Account Value. If you have a Designated Roth Account, the fee will be deducted from your contributions and earnings portions of such account on a pro rata basis. An employer may elect to pay your monthly charges, in which case we do not deduct the Monthly Participant Charge. We currently do not impose this charge each month if you meet the conditions listed in “Charges You or Your Employer Will Pay—Monthly Participant Charge.”

(2)

Reduced Fees.    Plans may become eligible for the Tier 1 Reduced Fee, Tier 2 Reduced Fee, Tier 3 Reduced Fee, Tier 4 Reduced Fee or Tier 5 Reduced Fee if they have minimum amounts of assets in the Separate Account and the General Account combined ($50 million for the Tier 1 Reduced Fee, $25 million for the Tier 2 Reduced Fee, $5 million for the Tier 3 Reduced Fee, $2 million for the Tier 4 Reduced Fee and $1 million for the Tier 5 Reduced Fee) and satisfy the other criteria specified in “Charges You or Your Employer Will Pay” and “Charges Under the Contracts.”

(3)

Inactive Plans.    An Inactive Plan will no longer be eligible for Standard separate account annual charges or Reduced Fees as of the last day of the quarter in which it became an Inactive Plan. For more information see “Charges You or Your Employer Will Pay” and “Charges under the Contracts.”

(4)

Reductions in Separate Account Annual Expenses.    All Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Victory RS Small Cap Growth Equity VIP Series qualify for a reduction in the Separate Account fees they pay with respect to the assets invested in such funds equal to reimbursements we receive from service providers to those funds. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. For more information see “Charges You or Your Employer Will Pay” and “Charges under the Contracts.”,

(5)	Expense Risk Fee, Administrative Charges and Distribution Expense Charge may not exceed 2.00% in the aggregate.

III.	Loan Charges and Interest. The next table describes the fees and expenses that you will pay if your Plan offers loans and you take out a loan.

Loan Charges and Interest—403(b) 401(a) and 401(k)

		Uncollateralized Loans (2)
	Collateralized Loans (1)	Payroll Deduction	Home Billing
Maximum Loan Interest	Interest Rate Credited to Amounts held in the General Account +3%	Prime Rate+1%	Prime Rate +1%
Origination Fees	N/A	$75	$350
Annual Loan Fees	N/A	$15	N/A
Late Fees	Lesser of $15 or 5% of payment 30-days past due(3)	N/A	Lesser of $15 or 5% of payment 30-days past due

(1)

Collateralized Loans.    For Collateralized Loans (non-trusteed loans) the Loan Rate is 3% higher than the interest rate we credit to amounts held in the General Account, and you will continue to be credited with interest on the amounts held in the General Account. The loan interest rate is subject to change as the interest rate we credit to amounts held in the General Account changes. The amount held in the General Account as collateral for a collateralized loan must be equal to 120% of the loan amount. See “Loans,” “Charges under the Contracts” and “Charges You or Your Employer Will Pay” for more details.

(2)

Uncollateralized Loans.    For uncollateralized loans, where a Trustee has been appointed, (a) for loans repaid by payroll deduction we charge an origination fee of $75.00 and an annual fee of $15.00 per year and (b) for loans paid through home billing we charge an origination fee of $350.00. The origination fees, and the annual fees through the stated maturity of an uncollateralized loan repaid by payroll deduction, are collected at the time the loan is originated and deducted from the loan proceeds. The loan amount is withdrawn from your Account Value and you pay interest at the Prime Rate +1% to your Account. As such, we do not receive any portion of the interest paid. The interest rate for each loan you take is determined at the time you take the loan and remains fixed for the life of that loan. See “Loans,” “Charges under the Contracts” and “Charges You or Your Employer Will Pay” for more details.

(3)	Late Fees. Late fees only relate to home billing because repayment by payroll deduction ensures timely payment.

IV.

Underlying Fund Expenses.    The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that you may pay during the time that you are a Participant. (Underlying Fund expenses may vary from year to year.) These are based on the actual charges incurred by the Underlying Funds during 2018 before any expense reimbursement. You should refer to the summary prospectus of each Underlying Fund for more details concerning the Underlying Fund’s fees and expenses.

	Maximum		Minimum
Total Annual Underlying Fund Operating Expenses (expenses deducted from Underlying Fund assets, including management fees and other expenses, as a percentage of average net assets	[0.89	]%	[0.14	]%

Example

The Example below is intended to help you compare the cost of being a Participant with the cost of investing in other variable annuity contracts if we were to raise our current fees and expenses to the maximum amounts. These costs include Participant transaction expenses, Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses. The Example assumes that you invest $10,000 under a Contract for the time periods indicated and that your investment has a 5% annual rate of return each year.

We do not impose a surrender charge when you make a withdrawal of Account Value. As a result, the expenses would be the same whether or not you surrender the Account Value, or apply the Account Value for the purchase of an annuity (annuitize), at the end of the applicable time period.

Example Based on Maximum Costs.    This example also assumes the maximum fees and expenses of the Underlying Funds during 2018, with the maximum Annual Contract Fee and the maximum Separate Account Annual Expenses shown in the Table of Expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be: [update]

	1 Year	3 Years	5 Years	10 Years
403(b)/401(a)/(k) Maximum(1)	$312	$984	$1,724	$3,925

(1)	Assumed Annual Contract Fee of $15.52 per $10,000 of Separate Account value and an average Account Value of $15,464.

Accumulation Unit Values for the Subaccounts

For information about the Accumulation Unit values of each of the Subaccounts over a period of time, you should see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Subaccounts. You may obtain a copy of the Separate Account’s most recent annual financial statements by calling us at 1-800-468-3785.

SUMMARY OF INFORMATION IN THIS PROSPECTUS

The discussion below is a summary of information in the Prospectus. The references in the Summary direct you to particular sections in the Prospectus where you will find more detailed explanations. This Prospectus describes all of the Contracts, and their material features and benefits, and your rights and obligations under such Contracts.

Contracts We Offer

We offer the Contracts in connection with employer-sponsored plans to assist with retirement and long-term financial planning by both for-profit and not-for-profit employers and their employees. Refer to “Purchasing a Contract and Making Contributions—Purchase of a Contract; Participation.” The types of thrift plans or arrangements for which we will issue a Contract are:

1.	403(b) Thrift Contract (called a Thrift Plan or a 403(b) Thrift Plan).

We issue Contracts to Employers to fund annuity purchase arrangements that meet the requirements of Section 403(b) of the Code. A Contractholder must be a tax-exempt organization under Code Section 501(c)(3) or an eligible public school or college, or an association that represents that type of tax-exempt organization or eligible public school or college or its employees.

Under a 403(b) Thrift Plan Contract, you ordinarily make Contributions through a voluntary salary reduction arrangement, and your Contributions are “pre-tax.” If permitted by your Employer’s Plan, you may also make Designated Roth Contributions. Such Contributions are made “after-tax.” If certain rules under the Code are satisfied, distributions of Designated Roth Contributions and any earnings thereon, will be tax-free. Your Employer may match all or part of these Contributions, under a fixed matching formula (such as a set percentage). You may make additional Contributions that your Employer does not match, subject to limits contained in the Code, or the Plan. An Employer may make non-matched Contributions, and a formula set forth in the Plan will determine how those Contributions are allocated to Participants. Some Plans permit only Employer Contributions. Your Employer’s Plan may require that you be automatically enrolled if you fail to make an affirmative election to opt out of the participation in the Plan by a specified date. In that event, the Employer would provide advance written notice of the automatic enrollment provision, including the date that contributions would commence and the default investment fund to which contributions would be applied.

For federal income tax purposes, you may exclude Contributions, other than Designated Roth Contributions, from gross income within the limits provided under Section 403(b).

2.	401(a) Thrift Plan or 401(k) Profit Sharing Plan.

We issue Contracts to fund annuity benefits under retirement plans that qualify for special federal income tax treatment under Section 401(a) of the Code, including retirement plans that also meet the requirements of Section 401(k) of the Code. A Contractholder typically is an Employer that has adopted a 401(a) Plan, although the Contractholder may be the trustees of the Plan if a Plan provides for a trust.

Depending on the type of Plan, you make Contributions:

•

For 401(a) Plans through a voluntary payroll deduction arrangement with the Employer, where the Contributions are “after-tax” (but not Designated Roth Contributions), meaning you may not deduct or exclude them from your gross income, or

•

For 401(k) Plans through a salary reduction agreement with the Employer, where the Contributions are “pre-tax,” meaning you may exclude them from your gross income within the limits of Code Section 401(k).

•	For 401(k) Plans, if permitted by your Employer’s Plan, you may also make Designated Roth Contributions.

The Employer may match all or a portion of your Contributions, under a specific matching Contribution formula (such as a set percentage). You may make additional Contributions that your Employer does not match. An Employer also may specify or annually declare a non-matched amount to be allocated among Participants under a specific formula set forth in the Plan. Your Employer’s Plan may require that you be automatically enrolled if you fail to make an affirmative election, by a specified date, not to participate in the Plan. In that event, the Employer would provide advance written notice of the automatic enrollment provision, including the date that contributions would commence and the default investment fund to which contributions would be applied.

We also issue Contracts to fund defined contribution pension and profit-sharing plans that qualify under Code Section 401(a), and some of these Plans may provide for Employer Contributions only.

Contributions during the Accumulation Period

Your Contributions and your Employer’s Contributions on your behalf may be in the amounts and made at the times a Plan permits or requires. Your Contributions also must be in the amounts and at a frequency the Employer agrees to, based on your payroll period.

Minimum Required.    Your Plan may specify a minimum amount of Contributions.

Limits on Amounts.    The maximum annual Contributions are the amounts permitted under the Code for the type of Plan or arrangements funded by the Contract. Refer to “Purchasing a Contract and Making Contributions—Payment of Contributions” and “Federal Tax Information.”

Investment Alternatives for Your Account Value

You may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan. At any time, you may change your allocation instructions for future Contributions and transfer all or part of your Account Value among the available Investment Alternatives.

The General Account.    We pay interest on the portion of your Account Value allocated to our General Account at a rate of interest determined from time to time by us. We have the full investment risk for amounts you allocate to the General Account. We sometimes refer to the General Account as the Interest Accumulation Account.

This Prospectus serves as a disclosure document for the Subaccounts under the Contracts. Refer to “Our General Account” for a brief description of the General Account.

The Separate Account.    The Separate Account has Subaccounts. The name of each Subaccount corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Value to a Subaccount, the Subaccount purchases shares in its Underlying Fund. A Subaccount is called a “variable option,” because you bear the investment risk that your Account Value in the Subaccount will increase or decrease based on the investment performance of the Underlying Fund.

Underlying Funds

The Subaccounts currently invest in forty-eight Underlying Funds, which have different investment objectives, investment policies and risks. Please refer to “Underlying Funds in which Our Separate Account Invests” for more information about the Underlying Funds’ investment objectives, and to the prospectuses of the Underlying Funds that are distributed with this Prospectus.

Charges under the Contracts

We deduct several charges from the net assets of each Subaccount. Refer to “Charges You or Your Employer Will Pay.” Plans are eligible for the Tier 1 Reduced Fee ($50 million in total assets), Tier 2 Reduced Fee ($25 million in total assets), the Tier 3 Reduced Fee ($5 million in total assets), Tier 4 Reduced Fee ($2 million in total assets) or the Tier 5 Reduced Fee ($1 million in total assets) as discussed in more detail below and in “Charges You or Your Employer Will Pay.” Inactive Plans are subject to a higher level of Separate Account Annual Expenses. In addition, all Contracts with assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth

Portfolio and Victory RS Small Cap Growth Equity VIP Series, without any requirement that they have a minimum amount of assets in the Separate Account, qualify for a reduction in the Annual Separate Account Expenses equal to the reimbursement we receive from service providers to those funds. Additionally, Separate Account Annual Expenses are reduced for Plans that are part of certain national accounts. These reductions are discussed in more detail below and in “Charges You or Your Employer Will Pay.”

Together, these charges are referred to as the Total Separate Account Annual Expenses. The Total Separate Account Annual Expenses are:

Standard Fees and Maximum Fees:

The standard Separate Account charges, totaling 1.35%, subject to reduction as noted below for assets in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio, and Victory RS Small Cap Growth Equity VIP Series include:

•	An administrative expense charge at an annual rate of 0.60%;

•	A charge at an annual rate of 0.55% for expenses related to the distribution of the Contracts; and

•	A charge at an annual rate of 0.20% for assuming certain expense risks under the Contracts.

The administrative expense charge and the distribution expense charge are reduced by reimbursements from certain fund advisers. See “Charges You or Your Employer Will Pay.”

The maximum Separate Account charges that may be charged under the Contracts are 2.00%. Each of the administrative expense charge, the distribution expense charge and the expense risk charge may be increased, but only to an aggregate of 2.00% for all such charges.

Reduced Fees

Plans remitting Contributions and using Mutual of America SponsorConnectSM are eligible for Reduced Fees based on the total assets in the Separate Account and the General Account:

	Total Assets	Separate Account Annual Expenses
Tier 1 Reduced Fee	$50 million	.25%
Tier 2 Reduced Fee	$25 million	.35%
Tier 3 Reduced Fee	$5 million	.45%
Tier 4 Reduced Fee	$2 million	.60%
Tier 5 Reduced Fee	$1 million	.95%

For more important details about eligibility for Reduced Fees, loss of eligibility for Reduced Fees, additional reductions for certain national accounts, and the effect of the Reduced Fees on fees for assets invested in the Fidelity VIP Funds, MFS VIT III Mid Cap Value Portfolio, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio, and Victory RS Small Cap Growth Equity VIP Series, see Charges You or Your Employer Will Pay.

Aggregation Rule.    We aggregate the total assets of the Employer’s 403(b), 401(k), 401(a) and governmental 457(b) defined contribution plans in any of our separate accounts and the General Account to determine the Employer’s eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, will be eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees, and the Employer’s Plan is remitting premiums and using Mutual of America SponsorConnectSM. We will aggregate the total assets of Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Code and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, we will aggregate the total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group.

Separate Account Charges for Inactive Plans.    The Separate Account charges for a Contract funding an Inactive Plan are 1.65%, except in Maryland where they are 1.35%. A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.

Annual Contract Fees.    We also deduct from your Account Value an Annual Contract Fee on a monthly basis. The monthly charge is $2.00 if you have an Account Value of $2,400 or more at the end of the month, or 1/12 of 1% of the Account Value at the end of the month if your Account Value is less than $2,400 at the end of the month (which will be less than $2.00). We do not impose the Annual Contract Fee on a monthly basis for any month that your Account Value at the end of the month is less than $300.

•

Waiver of Contract Fee for eDocuments Participants.    We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports (see “Definitions we use in this Prospectus” for a definition of eDocuments). We do not impose the Annual Contract Fee on a monthly basis if you elect to use eDocuments. If you subsequently discontinue using eDocuments, we will reimpose the Annual Contract Fee on a monthly basis.

•

Waiver of Contract Fee for Certain Plans.    We do not impose the Annual Contract Fee on a monthly basis for any month in which a Plan has at least $15 million in Contract assets as of the last day of the month and is using our Mutual of America SponsorConnectSM system. For purposes of meeting the $15 million threshold to qualify for this waiver, certain affiliated plans are aggregated.

Loan Charges.    If your Employer’s Plan allows participant loans, you may borrow using your Account Value. See Loans.

•

If your Plan provides Collateralized Loans, it means that we will make the loan to you and you will be required to hold 120% of the loan amount in the General Account as collateral. If you take a Collateralized Loan from your Account Value, the net loan interest rate is 3.00%, which represents the difference between the interest charged on a loan and the maximum credited rate for collateral held in the General Account. For a Collateralized Loan, there are no origination or other fees.

•

If your Plan provides Uncollateralized Loans, also known as trusteed loans, it means that the loan amount will be withdrawn from your Account Value and paid to you, and the interest you pay on the loan will be credited to your account. If you take an Uncollateralized Loan from your Account Value, the interest rate you pay will be the prime rate +1%. For Uncollateralized Loans, there are fees based on the method of repayment, as explained in more detail in your Contract:

•	For payroll deduction loan payments there is a $75 origination fee and a $15 annual fee.

•

For home billing there is a $350 origination fee, and no annual fee. You may also incur late fees of the lesser of $15 or 5% of the past due payment if your payment is not received within 30 days of the due date.

For collateralized loans, the amount held in the General Account as collateral must equal 120% of the loan amount.

Expenses of the Underlying Funds.    A Subaccount’s value is based on the shares it owns of the Underlying Funds. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. You should refer to the prospectuses of the Underlying Funds for a complete description of their fees and expenses.

Employer Charges

We provide varying levels of Plan-related administrative services to Employers that have adopted 401(k), 401(a) and 403(b) Plans and charge such Employers sponsoring 401(k), 401(a) and 403(b) Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.

Transfers and Withdrawals of Account Value

During the Accumulation Period, you may transfer all or a portion of your Account Value among the Investment Alternatives, unless your Plan limits transfers or restricts Contributions to only the General Account. If you have a loan under a Plan secured by all or part of your Account Value, we restrict your transfer or withdrawal from the General Account of the loan collateral security amount. In certain 401(k) Plans, loans may be made under a trust, which may not be secured by any amounts held under a contract. Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Transfer Among Investment Alternatives.”

During the Accumulation Period, you may withdraw all or a portion of your Account Value under the circumstances set forth in the Code and the Plan. You generally may not withdraw your Account Value until you have reached the age of 59 1/2 or terminated employment with the Employer. If you are married, you may need the consent of your Eligible Spouse in order to make a withdrawal. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available. Refer to “Our Payment of Account Value to You or a Beneficiary—Your Right to Make Withdrawals, including by Specified Payments.”

Under our Specified Payments Option, if you are eligible to make withdrawals you may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name. You must be age 59 1/2 or older, or have terminated employment with the plan sponsor after first reaching age 55, to elect this Option.

We do not charge a fee for withdrawals or partial withdrawals. You may have taxable income upon any withdrawal of your Account Value. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any), or if it is a qualified withdrawal of Designated Roth Amounts. The taxable portion of withdrawals may be subject to a 10% tax penalty, unless you have reached the age of 59 1/2, are disabled or in certain other circumstances. Refer to “Federal Tax Information.”

The Code imposes minimum distribution requirements for the Contracts, when you reach a certain age or in some other circumstances. You may be required to make withdrawals of Account Value, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.

How to Make Allocation Changes, Transfers and Withdrawals

In Writing.    You must give instructions on our forms, and in accordance with our procedures, to change the allocations among Investment Alternatives for future Contributions, to transfer your Account Value among Investment Alternatives or to make withdrawals from your Account Value. Certain withdrawals require the written consent of the Eligible Spouse. Refer to “Where To Contact Us and Give Us Instructions.”

By Telephone or Internet.    You may call us at 1-800-468-3785 or visit our website at www.mutualofamerica.com to obtain information about your Account Value, to change the allocations among Investment Alternatives for future Contributions and to transfer your Account Value among Investment Alternatives. You will be required to use a password to access our website, and to provide your personal identification number (PIN) or identifying personal information to provide instructions by telephone. You may not use our toll-free number or website to place orders for the transfer of your Account Value to the Mutual of America Investment Corporation International Fund, the American Funds Insurance Series New World Fund, or the Vanguard Variable Insurance Fund International Portfolio (“Vanguard International Fund”) (together, these Funds may be referred to as the “International Funds”). Transfers into any of the International Funds can be made only in writing and by United States Postal Service (“U.S.P.S.”) regular mail to our Boca Raton Financial Transaction Processing Center. You may not make withdrawals by telephone or Internet. Refer to “Where to Contact Us and Give Us Instructions.”

Our Home Office, Processing Center and Regional Offices.    Our home office address is 320 Park Avenue, New York, New York 10022-6839. The address for our Withdrawal Processing Center, where withdrawals are processed (refer to “Where You Should Direct Requests”) and for our Financial Transaction Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives and written requests for transfer into any of the International Funds by U.S.P.S. regular mail, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598. You may obtain the address of the Regional Office that provides services for your Contract by calling 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

Confirmation Statements.    We will send you confirmation statements (which may be part of your quarterly statements) for your allocation instruction changes, except when made via our website, and for Contributions by you or by your employer on your behalf, transfers of Account Value and withdrawals of Account Value. You must promptly notify us of any error in a confirmation statement or you will give up your right to have us correct the error. Refer to “Administrative Matters—Confirmation Statements to Participants.”

Death Benefits during the Accumulation Period

If you die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. If you have an Eligible Spouse, your Eligible Spouse will generally be the Beneficiary unless the Eligible Spouse has consented in writing to the designation of another Beneficiary.

The amount of the death benefit will be your Account Value (less outstanding loans and interest) as of the date we receive proof of death and all other documentation necessary for us to process the death benefit request. The death benefit will be paid in accordance with the election of the Beneficiary(ies). The Beneficiary will select the form of death benefit, which may be a single sum, a form of annuity or fixed payments. Refer to “Our Payment of Account Value to You or a Beneficiary—Death Benefit during the Accumulation Period” and “Federal Tax Information.”

Annuity Commencement Date and Amount of Monthly Payment

You may select the Annuity Commencement Date, which must be the first of a month. Generally, the Plans require that you must have reached the age of 55 to begin receiving Annuity Payments, unless the Annuity Payments are to your spouse under a Qualified Joint and Survivor Annuity form when the Participant’s Eligible Spouse is the joint Annuitant and you die when your spouse is under age 55. The Annuity Payments will be fixed at the same amount every month and will be based on your Account Value at the Annuity Commencement Date, the form of annuity you select, the annuity purchase rates in effect for your Contract, and your age. We guarantee that the monthly amount of the Annuity Payments, for the form of annuity selected, will be the better of the guaranteed purchase rate in the Contract or the then-current annuity purchase rate at the time of your Annuity Commencement Date. Refer to “You May Obtain an Annuity with Your Account Value.”

Forms of Annuity Available.    We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. Under some forms, you will be the Annuitant and may name another person as the joint Annuitant. If you die (and the joint Annuitant dies, if the form is a joint and survivor annuity) before the minimum period has ended, the Beneficiary will receive any remaining Annuity Payments due. A life annuity protects you from outliving the time period for receiving monthly payments, because the payments continue for your life.

You may select the annuity form when you designate the Annuity Commencement Date. If you are married, you and your Eligible Spouse will receive a joint and survivor annuity, unless your spouse consents in writing to another form of annuity. Refer to “You May Obtain an Annuity with Your Account Value—Available Forms of Annuity.”

ABOUT MUTUAL OF AMERICA AND THE SEPARATE ACCOUNT

We are obligated to pay all amounts required on the part of the insurer under the Contracts. We are a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022.

We were incorporated in 1945 as a non-profit retirement association to provide retirement and other benefits for non-profit organizations and their employees in the health and welfare field. In 1978 we reorganized as a mutual life insurance company, and now serve for-profit organizations, not-for-profit organizations, their employees and individuals.

We provide group and individual life insurance, annuities and related services for the pension, retirement, and long-range savings needs of organizations, their employees and individuals. We invest the assets we derive from our business as permitted under applicable state law. As of December 31, 2018, we had total assets, on a consolidated basis, of approximately $20.4 billion. We are registered as a broker-dealer under the Securities Exchange Act of 1934, and as an investment adviser under the Investment Advisers Act of 1940.

Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M Best Company, S&P Global Ratings and Fitch Ratings, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.

We have no support agreements with, or guarantees from, third parties for the payment of benefits under our Contracts. We are responsible for the payment of all such benefits.

Our Separate Account

We established the Separate Account under a resolution adopted by our Board of Directors on September 22, 1983. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). The SEC does not supervise the management or investment practices or policies of the Separate Account or Mutual of America. The 1940 Act, however, does regulate certain actions by the Separate Account.

We divide the Separate Account into distinct Subaccounts. Each Subaccount invests its assets in an Underlying Fund, and the name of each Subaccount reflects the name of the corresponding Underlying Fund. See “Underlying Funds in which our Separate Account Invests,” below.

The assets of the Separate Account are our property. The Separate Account assets attributable to Participants’ Account Values and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Subaccount are credited to, or charged against, the net assets held in that Fund. We separately determine each Subaccount’s net assets, without regard to the income, capital gains and capital losses from any of the other Subaccounts or from any other business that we conduct.

The Separate Account and Mutual of America are subject to supervision and regulation by the Superintendent of the Department of Financial Services of the State of New York, and by the insurance regulatory authorities of each state.

Other Variable Annuity Contracts We Issue

In addition to the Contracts described in this Prospectus, we offer other individual and group variable annuity contracts, some of which are not described in this Prospectus but which also participate in the Separate Account.

UNDERLYING FUNDS IN WHICH OUR SEPARATE ACCOUNT INVESTS

Below are summaries of the Underlying Funds’ investment objectives and certain investment policies. The Underlying Funds may not achieve their objectives, and your Account Value allocated to any of the Subaccounts may decline in value. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public. Mutual of America Investment Corporation sells its shares only to the separate accounts of Mutual of America Life Insurance Company and to American Separate Accounts No. 2 and No. 3.

Selection of Underlying Funds.    The Underlying Funds offered through the Contracts are selected by us. Before adding an Underlying Fund, we evaluate a number of important criteria, including, but not limited to, a fund’s category and style; its investment policy and objectives; the investment manager’s investment processes; the fund’s fit within the mix of the existing investment alternatives and managers offered through the Company’s contracts; the fund’s investment management fees; the appropriateness of the fund for long-term investment of retirement plan assets; the expertise and reputation of the investment manager and the experience and stability of the management team, including the portfolio managers; the effectiveness of the investment manager’s research; the competitive historical fund performance; and the manager’s adherence to the stated investment objectives and style. Consideration is also given to the appeal of the investment management firm to current and future Contractholders and Participants.

We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Contributions and/or Transfers of Account Value if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria. We have included the Mutual of America Investment Corporation Funds at least in part because they are managed by Mutual of America Capital Management LLC, our indirect wholly-owned subsidiary. We benefit from assets invested in Mutual of America Investment Corporation’s Underlying Funds because our subsidiary receives compensation from those Underlying Funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, we may receive more revenue with respect to affiliated Underlying Funds than unaffiliated Underlying Funds.

You are responsible for choosing the Subaccounts, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, you should carefully consider any decisions that you make regarding investment allocations.

In making your Subaccount selections, we encourage you to thoroughly investigate all of the information that is available to you regarding the Underlying Funds including each Underlying Fund’s prospectus, SAI and annual and semi-annual reports. After you select Subaccounts, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in your Account Value resulting from the performance of the Subaccounts you have chosen.

We do not recommend or endorse any particular Subaccount or Underlying Fund and we do not provide investment advice.

You will find more detailed information about the Underlying Funds in their current summary prospectuses. You should read each prospectus carefully for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies before investing.

Shared and Mixed Fund Arrangements.    Shares of the Underlying Funds currently are available to the separate accounts of a number of insurance companies for both variable annuity and variable life insurance products. The Board of Directors (or Trustees) of each Underlying Fund is responsible for monitoring that Subaccount for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Subaccount. The Board must determine what action, if any, the Underlying Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Participants, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

Underlying Funds

Mutual of America Investment Corporation

Portfolio Name	Objective
Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”*).

All America Fund	The Fund seeks to outperform the S&P 500® Index by investing in a diversified portfolio of primarily common stocks.

Small Cap Value Fund	The Fund seeks capital appreciation.

Small Cap Growth Fund	The Fund seeks capital appreciation

Small Cap Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the S&P SmallCap 600® Index.

Mid Cap Value Fund	The Fund seeks capital appreciation and, to a lesser extent, current income.

Mid-Cap Equity Index Fund	The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.

Composite Fund	The Fund seeks capital appreciation and current income by investing in a diversified portfolio of common stocks, debt securities and money market instruments.

International Fund	The Fund seeks capital appreciation.

Money Market Fund	The Fund seeks current income to the extent consistent with maintenance of liquidity, investment quality and stability of capital.

Mid-Term Bond Fund	The primary investment objective of the Fund is to produce a high level of current income. The secondary investment objective is the preservation of shareholders’ capital.

Bond Fund	The Fund seeks current income, with preservation of shareholders’ capital a secondary objective.

Retirement Income Fund	The Fund seeks to achieve current income consistent with the preservation of capital and, to a lesser extent, capital appreciation.

2010 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2015 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2020 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2025 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2030 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2035 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

Portfolio Name	Objective
2040 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2045 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2050 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2055 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

2060 Retirement Fund	The Fund seeks to achieve current income and capital appreciation appropriate for the asset allocation associated with its approximate year of retirement which is included in the Fund’s name.

Conservative Allocation Fund	The Fund seeks current income and, to a lesser extent, capital appreciation.

Moderate Allocation Fund	The Fund seeks capital appreciation and current income.

Aggressive Allocation Fund	The Fund seeks capital appreciation and, to a lesser extent, current income.

*

“Standard & Poor’s,” “S&P,” “S&P 500”, “S&P MidCap 400” and “S&P SmallCap 600” are trademarks of Standard & Poor’s Financial Services LLC, a subsidiary of The McGraw-Hill Companies, Inc. and have been licensed for use by Mutual of America Investment Corporation’s Adviser. Standard & Poor’s does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund, Small Cap Equity Index Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

Other Underlying Funds

Portfolio Name	Objective
Fidelity VIP Equity-Income Portfolio	The fund seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.

Fidelity VIP Asset Manager Portfolio	The fund seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.

Fidelity VIP Contrafund® Portfolio	The fund seeks long-term capital appreciation.

Fidelity VIP Mid Cap Portfolio	The fund seeks long-term growth of capital.

Vanguard Variable Insurance Fund Diversified Value Portfolio®	The Portfolio seeks to provide long-term capital appreciation and income.

Vanguard Variable Insurance Fund International Portfolio®	The Portfolio seeks to provide long-term capital appreciation.

Vanguard Variable Insurance Fund Real Estate Index Portfolio®	The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real estate-related investments.

Portfolio Name	Objective
Vanguard Variable Insurance Fund Total Bond Market Index Portfolio®	The Portfolio seeks to track the performance of a broad, market-weighted bond index.

Goldman Sachs VIT Small Cap Equity Insights Fund**	The Fund seeks long-term growth of capital.

Goldman Sachs VIT US Equity Insights Fund**	The Fund seeks long-term growth of capital and dividend income.

American Century VP Capital Appreciation Fund	This fund seeks capital growth.

American Funds Insurance Series New World Fund	The fund’s investment objective is long-term capital appreciation.

Calvert VP SRI Balanced Portfolio	The Portfolio seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.

Delaware VIP® Small Cap Value Series**	The fund seeks capital appreciation.

DWS Capital Growth VIP	The fund seeks to provide long-term growth of capital.

MFS VIT III Mid Cap Value Portfolio	The fund’s investment objective is to seek capital appreciation.

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio**	The fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.

Oppenheimer Main Street Fund®/VA	The Fund seeks capital appreciation.

PIMCO Variable Insurance Trust Real Return Portfolio	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.

T. Rowe Price Blue Chip Growth Portfolio	The fund seeks to provide long-term capital growth. Income is a secondary objective.

Victory RS Small Cap Growth Equity VIP Series**	The fund seeks to provide long-term capital growth.

**	Available on or after July 1, 2019.

Investment Advisers for the Underlying Funds

Mutual of America Investment Corporation:    Mutual of America Investment Corporation receives investment advice from Mutual of America Capital Management LLC (the “Adviser”), an indirect wholly-owned subsidiary of Mutual of America.

Fidelity VIP Funds:    The VIP Equity-Income, Asset Manager, Contrafund® and Mid Cap Portfolios receive investment advice from Fidelity Management & Research Company (“FMR”). FMR Co., Inc. (FMRC) serves as a sub-adviser for the funds with day-to-day responsibility for choosing investments for the funds. Other investment advisers assist FMR with foreign investments.

Vanguard VIF Portfolios:    The Diversified Value Portfolio receives advisory services from Barrow, Hanley, Mewhinney & Strauss, LLC. The International Portfolio receives advisory services from Baillie Gifford Overseas Ltd., and Schroder Investment Management North America Inc. The Real Estate Index Portfolio and the Total Bond Market Index Portfolio receive advisory services from The Vanguard Group, Inc.

Goldman Sachs VIT Funds: The Goldman Sachs VIT Small Cap Equity Insights Fund and the Goldman Sachs VIT US Equity Insights Fund receive investment advice from Goldman Sachs Asset Management, L.P, an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC.

American Century VP Capital Appreciation Fund:    The Fund receives investment advice from American Century Investment Management, Inc.

American Funds Insurance Series:    The New World Fund receives investment advice from Capital Research and Management Company.

Calvert VP SRI Balanced Portfolio:    The Portfolio receives investment advice from Calvert Research and Management (“Calvert”).

Delaware VIP® Small Cap Value Series:    The Fund receives investment advice from Delaware Management Company, a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) (a Delaware statutory trust).

DWS Capital Growth VIP:    The DWS Capital Growth VIP receives investment advice from DWS Investment Management Americas Inc.

MFS VIT III Mid Cap Value Portfolio:    MFS is responsible for managing the fund’s investments, executing transactions, and providing related administrative services and facilities under an Investment Advisory Agreement between the fund and MFS.

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio:    Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager.

Oppenheimer Main Street Fund®/VA:    The Fund receives investment advice from OFI Global Asset Management, Inc., which has entered into a subadvisory agreement with OppenheimerFunds, Inc.

PIMCO Variable Insurance Trust:    Real Return Portfolio receives investment advice from Pacific Investment Management Company LLC (“PIMCO”).

T. Rowe Price:    Blue Chip Growth Portfolio receives investment advice from T. Rowe Price Associates, Inc. (“T. Rowe Price”).

Victory RS Small Cap Growth Equity VIP Series:    Victory Capital Management Inc. serves as the Fund’s investment adviser.

CHARGES YOU OR YOUR EMPLOYER WILL PAY

Separate Account Charge

The standard Annual Separate Account Expense including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge discussed in more detail below, is 1.35%. Plans that remit contributions and use Mutual of America SponsorConnectSM are eligible for Reduced Fees if they meet the following initial and ongoing criteria:

	Separate Account Annual Expenses	Initial Minimum Total Assets	Minimum Total Assets to Remain Eligible
Tier 1 Reduced Fee	.25%	$50 million	$45 million
Tier 2 Reduced Fee	.35%	$25 million	$22.5 million
Tier 3 Reduced Fee	.45%	$5 million	$4.5 million
Tier 4 Reduced Fee	.60%	$2 million	$1.8 million
Tier 5 Reduced Fee	.95%	$1 million	$0.9 million

If the Plan has total assets in the Contract, including the Separate Account and the General Account, of at least the amount indicated as “Initial Minimum Total Assets” in the above chart as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, the Plan may become eligible for the Reduced Fee indicated. After a Plan becomes eligible for the Reduced Fee, it must maintain total assets in the Contract of at least the amount indicated as “Minimum Total Assets to Remain Eligible” in the above chart as of the last Valuation Day of a calendar quarter to remain eligible for the Reduced Fee for the following calendar quarter. Loss of eligibility for the Reduced Fee will occur if the Plan fails to maintain at least the amount indicated as Minimum Total Assets to Remain Eligible in the Contract for any reason; for example, withdrawals from the Plan or the investment performance of the Underlying Funds.

Eligibility for Reduced Fees will be lost irrespective of the amount of a Plan’s assets, if the Plan at any time stops remitting Contributions or does not use Mutual of America SponsorConnectSM. Eligibility for Reduced Fees is determined for new Plans on the date the Plan’s assets are received by the Company and we begin providing administrative services.

Inactive Plans

The Annual Separate Account Expense, including the Administrative Charges, Distribution Expense Charge and Expense Risk Charge is 1.65%, except in Maryland where it is 1.35%. A Plan will be considered to be an Inactive Plan as of the last Valuation Day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan will not be treated as an Inactive Plan.

Components of Separate Account Charge

We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed. You should check your quarterly statements for important messages about the qualification for, or loss of, eligibility for Tier 1, Tier 2, Tier 3, Tier 4 or Tier 5 Reduced Fees, or Standard Fees.

Administrative Charges

We perform administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Subaccounts. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for administrative expenses. Plans with assets in the Separate Account are eligible for the Reduced Fees as discussed in more detail above.

For each Subaccount, the charge is at an annual rate of 0.60% (0.05% if the Tier 1 Reduced Fee is applicable, 0.10% if the Tier 2 Reduced Fee is applicable, 0.15% if the Tier 3 Reduced Fee is applicable, 0.20% if the Tier 4 Reduced Fee is applicable, 0.40% if the Tier 5 Reduced Fee is applicable and 1.10% for Inactive Plans), except that we reduce the Administrative Charge to the extent we receive a reimbursement for administrative expenses from other sources.

The Administrative Charge may be increased, but together with the Distribution Expense Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.

Distribution Expense Charge

As principal underwriter, we perform all distribution and sales functions and bear all distribution and sales expenses relative to the Contracts. These expenses include the payment of that portion of the salaries of our registered representatives attributable to the sale and distribution of Contracts, as well as expenses for preparation of sales literature and other promotional activities. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for distribution expenses.

For each Subaccount, the charge is at an annual rate of 0.55% (0.05% if the Tier 1 Reduced Fee is applicable, 0.10% if the Tier 2 Reduced Fee is applicable, 0.15% if the Tier 3 Reduced Fee is applicable, 0.20% if the Tier 4 Reduced Fee is applicable, 0.35% if the Tier 5 Reduced Fee is applicable and 0.35% for Inactive Plans), except that we reduce the distribution charge to the extent we receive a reimbursement for administrative or distribution expenses from other sources.

The Distribution Expense Charge may be increased, but together with the Administrative Charge and Expense Risk Charge, may not exceed 2.00% in the aggregate.

Expense Risk Charge

We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated. We deduct, on each Valuation Day, from the value of the net assets in each Subaccount a charge for expense risks.

For assuming expense risks under the Contracts, on each Valuation Day we make a deduction at an annual rate of 0.20%. (0.15% if the Tier 1 Reduced Fee, the Tier 2 Reduced Fee, or the Tier 3 Reduced Fee is applicable). We have the right to increase the expense charge, subject to any limitation in a Plan or Contract.

The Expense Risk Charge may be increased, but together with the Distribution Expense Charge and Administrative Charge, may not exceed 2.00% in the aggregate.

Separate Account Charge Reduction—Reimbursement from Fidelity, MFS, PIMCO, T. Rowe Price and Victory

We currently receive reimbursements for administrative expenses and certain services from the investment advisers to certain of the Underlying Funds. We do not keep any of the reimbursements we receive and we apply all of such reimbursements, to the extent received by us, to reduce the Separate Account Charge applicable to assets invested in those Subaccounts. We currently receive the following reimbursements:

•	the transfer agent and distributor for the four Fidelity VIP Funds reimburse us at an annual rate of 0.10% for certain services we provide;

•	the principal underwriter for the MFS VIT III Mid Cap Value Portfolio reimburses us at an annual rate of 0.25% for certain services we provide;

•	the investment adviser for the PIMCO Variable Insurance Trust Real Return Portfolio reimburses us at an annual rate of 0.10% for certain services we provide;

•

the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimburses us at an annual rate of 0.25% for administrative services we provide, or at an annual rate of 0.15% if the aggregate dollar value of the shares of that Fund held in Mutual of America separate accounts falls below $250,000,000 at any time during a month; and

•	the distributor for the Victory RS Small Cap Growth Equity VIP Series reimburse us at an annual rate of 0.05% for certain services we provide.

For each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives, the following reductions in the Separate Account Charge apply:

Assets invested in:	Separate Account Annual Expenses
	Standard Fees	Tier 1 Reduced Fees	Tier 2 Reduced Fees	Tier 3 Reduced Fees	Tier 4 Reduced Fees	Tier 5 Reduced Fees	Inactive Plans
Fidelity Funds	1.25%	0.15%	0.25%	0.35%	0.50%	0.85%	1.55%
MFS VIT III Mid Cap Value Portfolio	1.10%	0%	0.10%	0.20%	0.35%	0.70%	1.40%

Assets invested in:	Separate Account Annual Expenses
	Standard Fees		Tier 1 Reduced Fees		Tier 2 Reduced Fees		Tier 3 Reduced Fees		Tier 4 Reduced Fees		Tier 5 Reduced Fees		Inactive Plans
PIMCO VIT Real Return Portfolio	1.25%		0.15%		0.25%		0.35%		0.50%		0.85%		1.55%
T. Rowe Price Blue Chip Growth Portfolio	1.10	%(1)	0	%(1)	0.10	%(1)	0.20	%(1)	0.35	%(1)	0.70	%(1)	1.40	%(1)
Victory RS Small Cap Growth Equity VIP Series	1.30%		0.20%		0.30%		0.40%		0.55%		0.90%		1.60%
All Other Funds	1.35%		0.25%		0.35%		0.45%		0.60%		0.95%		1.65%

(1)

If Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio fall below $250,000,000 at any time during a month, and we therefore will receive the reduced reimbursement, the Separate Account Annual Expenses for investments in that Subaccount will be: Standard Fees of 1.20%; Tier 1 Reduced Fees of 0.10%; Tier 2 Reduced Fees of 0.20%; Tier 3 Reduced Fees of 0.30%; Tier 4 Reduced Fees of 0.45%; Tier 5 Reduced Fees of 0.80%; and Inactive Plan fees of 1.50%.

Separate Account Charge Reduction—Certain National Accounts

Effective on or after July 1, 2019, we will reduce the Separate Account charges for certain Contracts of Employers that are member agencies of certain approved national accounts, subject to the following criteria. If the national account has member agencies with total assets in their Contracts, including the Separate Account and the General Account, of at least $325 million as of the last Valuation Day of a calendar quarter, initially or when being reconsidered after losing eligibility, and meets the other criteria discussed in this paragraph, the Contracts will become eligible for the National Account Reduced Separate Account Annual Expenses as set forth below. After member agencies affiliated with the national account become eligible for National Account Reduced Separate Account Annual Expenses, the total assets in the member agencies’ Contracts must remain above $292.5 million (the “National Account Minimum”) as of the last Valuation Day of a calendar quarter for the Contracts to remain eligible for the National Account Reduced Separate Account Annual Expenses for the following calendar quarter. Loss of eligibility for the National Account Reduced Separate Account Annual Expenses will occur if the total assets in the member agencies’ Contracts fail to maintain at least the National Account Minimum for any reason; for example, withdrawals from Contracts or the investment performance of the Underlying Funds. Additionally, to be eligible for National Account Reduced Separate Account Annual Expenses, the national association or headquarters of the national account must fund its own Plan with a Contract issued by Mutual of America, promote Mutual of America as an “exclusive retirement plan service provider” to its member agencies in its directories and on its website, provide us with information regarding member agencies, allow our participation as a vendor or presenter at its conferences, and allow outbound telephone contact with its member agencies. To be considered a member agency of such a national account, the member agency must have a published corporate mission consistent with that of the national account organization with which it is affiliated.

National Account Reduced Separate Account Annual Expenses will be determined for each Employer that is a member agency of a qualifying National Account, if the Employer is otherwise eligible for Reduced Fees, based on the pricing tier for which that individual Employer qualifies based on the assets in that Employer’s Plan. The regular and National Account Reduced Separate Annual Expenses are as follows:

	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Standard Fee	1.35%	1.35%
Tier 1 Reduced Fee	.25%	.25%
Tier 2 Reduced Fee	.35%	.30%

	Regular Separate Account Annual Expenses	National Account Reduced Separate Account Annual Expenses
Tier 3 Reduced Fee	.45%	.35%
Tier 4 Reduced Fee	.60%	.40%
Tier 5 Reduced Fee	.95%	.85%

National Account Reduced Separate Account Annual Expenses for each Subaccount invested in the Fidelity, MFS, PIMCO, T. Rowe Price or Victory investment alternatives will be further reduced in the amount of reimbursements we receive with respect to those Underlying Funds (by 0.10% for Fidelity; 0.25% for MFS; 0.10% for PIMCO; 0.25% for T. Rowe Price (subject to reduction as discussed above); or 0.05% for Victory). See “Separate Account Charge Reduction—Reimbursement from Fidelity, MFS, PIMCO, T. Rowe Price and Victory.”

A member agency of a national account that is eligible for the Standard Fee will continue to be eligible to receive a waiver of the employer-paid monthly charges. See “Employer Charges.”

Monthly Participant Charge

We make an additional deduction for administrative expenses each month, referred to, on an annual basis, in the Table of Annual Separate Account Expenses as the Annual Contract Fee, from each Participant’s Account Value, unless the Employer has elected to pay this charge on behalf of its Participants. Because we deduct or receive this charge monthly, we refer to the monthly installment as “the Monthly Participant Charge.” The Monthly Participant Charge is currently the lesser of:

•	$2.00 per month, or

•	1⁄12 of 1% of your Account Value, which will apply if your Account Value at the end of the month is less than $2,400.

Waiver of Monthly Participant Charge.

We do not impose the Monthly Participant Charge for a month if:

•	your Account Value at the end of the month is less than $300,

•	you agree to use eDocuments, as of the last day of the month, for as long as your consent to use eDocuments is in effect, or

•

the Employer is remitting premiums, using Mutual of America SponsorConnectSM, and on the last day of the month the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP IRA, SIMPLE and governmental 457 plans were $15 million or more. For purposes of meeting the $15 million threshold for this waiver, we aggregate certain affiliated plans.

eDocuments.    We offer eDocuments, a feature that offers Participants a way to electronically receive communications and reports, such as quarterly statements, prospectuses, underlying fund and separate account annual and semi-annual reports. You will be notified by email each time documents become available that you can log on to our website to view the document. You can sign up for eDocuments by completing the Consent Agreement located on our website and indicating your consent to receive documents through the Mutual of America website. The Consent Agreement provides that you will need to log in to Mutual of America’s website to view documents online and to make any necessary updates to your email address. You also must have an email address and have Adobe® Reader® software installed on your computer, which you can obtain at no charge.

When you sign up for eDocuments we will waive the monthly participant charge for each month, beginning with the month in which you submit the consent form. Waiver of the monthly participant charge also applies to current eDocuments users. If you do not elect to use eDocuments, you will be charged a $2 monthly participant charge, unless you qualify for a waiver. If you do not elect to use eDocuments, you will receive paper copies of all documents free of charge by regular USPS mail delivery. You may revoke your consent to eDocuments at any time, either online or by calling Mutual of America at 1-800-468-3785 and instructing a customer service representative to revoke your consent, and the $2 monthly participant charge will resume in the month you revoke your consent. If you elect to use eDocuments, if at any time you would like to receive a paper copy of any of these documents, please call Mutual of America at 1-800-468-3785 and we will provide a copy of the requested documents free of charge.

Monthly Participant Charges under Multiple Plans or Contracts that are not Exempt from the Charge

If you have more than one of any of the following plans that are not exempt from the Monthly Participant Charge under the exemption described above in Waiver of Monthly Participant Charge (except for 401(a) Profit Sharing Plans and 401(a) Defined Contribution Plans), in any combination, we will only charge you a single Monthly Participant Charge and we will waive it for the other plan or plans which are not otherwise eligible for a waiver of the Monthly Participant Charge (except for 401(a) Profit Sharing Plans and 401(a) Defined Contribution Plans): Group TDA, 403(b), 401(k), or 401(a) Thrift Plans. In this case, we will deduct the single Monthly Participant Charge from the plan that we select, which will typically be the most recent plan paying such charge.

Deduction of Monthly Participant Charge

We deduct the monthly charge from your Account Value allocated to the General Account, if any. If you do not have enough or any Account Value in the General Account, we will deduct the charge from your General Account and then from your Account Value allocated to one or more of the Subaccounts, in a prescribed order. The prescribed order is determined by us and is set forth in the Statement of Additional Information. We will deduct the full monthly charge from the first Subaccount in the prescribed order with Account Value, and if you do not have enough Account Value in that Subaccount, we will deduct the remainder of the monthly charge from the next Subaccount in the prescribed order with Account Value. If you have a Designated Roth Account this charge will be pro-rated between your Designated Roth Account(s) and your other accounts.

Employer Charges

Monthly Charge.    We provide varying levels of Plan-related administrative services to Employers that have adopted 401(k), 401(a) and 403(b) Plans and charge such Employers sponsoring 401(k), 401(a) and 403(b) Plans a monthly fee subject to a waiver, if applicable. The fees charged to Employers for such administrative services will vary based on the service model selected by the Employer. The specific services and all applicable charges will be set forth in notices to Employers.

Per Participant Monthly Charge.    We charge an Employer a monthly charge for each active Participant. This charge is paid to us by the Employer and not the Participants. The charge is $4.00 for each of the first 50 Participants; $2.00 for each of the next 50 Participants; $1.00 for each of the next 100 Participants; and no charge for active Participants in excess of 200. We waive this charge monthly for an Employer who elects to use a Participant directed services arrangement under a Contract (for 401(k), 401(a) and 403(b) Plans).

We also waive the charge for certain approved national plans, for certain state or regional associations, and for an Employer for each month in which the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP IRA, SIMPLE and governmental 457 plans are $1 million or more and the Plan is remitting Contributions and is using our Mutual of America SponsorConnectSM system as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total.

Non-vested Forfeiture Processing Charge.    We impose a charge for processing forfeitures of the non-vested part of the Participant’s Account Value. The charge is equal to the lesser of $50 or the value of the non-vested Account Value. We deduct the charge from the non-vested portion of the Account Value before we process the forfeiture in accordance with the Plan. We limit the number of Participants under a Contract for whom we impose the non-vested forfeiture processing charge to 50 in any calendar year. We waive the charge for an Employer if the consolidated assets of the Employer’s TDA, 403(b), 401(k), 401(a), SEP IRA, SIMPLE and governmental 457 plans are $1 million or more and the Plan is remitting Contributions and is using our Mutual of America SponsorConnectSM system as of the last day of the month. Certain affiliated plans are aggregated for purposes of the $1 million total.

Expenses of the Underlying Funds

A Subaccount’s value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Subaccounts. You should refer to the prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets.

Premium Taxes

We currently do not deduct state and municipal premium taxes from your or your employer’s Contributions. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state and municipal premium taxes, in accordance with the Contracts. State premium taxes vary and currently are up to 3.5%.

Loan Charges

If your Employer’s Plan allows participant loans, you may borrow using your Account Value. See Loans.

•

If your Plan provides Collateralized Loans, it means that we will make the loan to you and you will be required to hold 120% of the loan amount in the General Account as collateral. If you take a Collateralized Loan from your Account Value, the current loan interest rate is 3.00%, which represents the difference between the interest charged on a loan and the maximum credited rate for collateral held in the General Account. For a Collateralized Loan, there are no origination or other fees.

•

If your Plan provides Uncollateralized Loans, also known as trusteed loans, it means that the loan amount will be withdrawn from your Account Value and paid to you, and the interest you pay on the loan will be credited to your account. If you take an Uncollateralized Loan from your Account Value, the interest rate you pay will be the prime rate +1%. For Uncollateralized Loans, there are fees based on the method of repayment, as explained in more detail in your Contract:

•	For payroll deduction loan payments we charge a $75 origination fee and a $15 annual fee.

•

For home billing we charge an origination fee of $350, and no annual fee. You may also incur late fees of the lesser of $15 or 5% of the past due payment if your payment is not received within 30 days of the due date.

PURCHASING A CONTRACT AND MAKING CONTRIBUTIONS

Customer Identification

We will require information from you or the Contractholder necessary to properly identify owners of Contracts as required by the USA PATRIOT Act of 2001 and other applicable laws and regulations.

In order to comply with federal laws and regulations to prevent the funding of terrorism and money laundering activities, we may refuse to accept an initial Contribution or issue a Contract or effect subsequent transactions, including accepting additional Contributions. These actions will be taken at our sole discretion or when we are required or compelled to do so by a government authority or applicable law.

Purchase of a Contract; Participation

403(b) Thrift Contracts.    A 403(b) Thrift Plan Contractholder must be a tax-exempt organization under Section 501(c)(3) of the Code or an eligible public school or college, or an association that represents such a tax-exempt organization or eligible public school or college or its employees. The Contract must fund annuity purchase arrangements that meet the requirements of Section 403(b) of the Code.

401(a) Thrift Contracts and 401(k) Plans.    A 401(a) Thrift Contractholder or a 401(k) plan Contractholder must be an employer, an employee association or a trust for one or more employers, that has adopted a retirement plan qualifying for special federal income tax treatment under Section 401(a) of the Code.

Participation. Each Plan specifies the eligibility requirements for an employee’s participation, which may include requirements for minimum age or years of service or allow entry into the Plan only on specified dates. We or the Plan may require you to execute agreements and applications on prescribed forms, including a salary reduction agreement or payroll deduction agreement with the Employer. The Plan may require that you be automatically enrolled if you fail to make an affirmative election to opt out of participation in the Plan by a specified date. In that event, the Employer (or third party administrator, where applicable) would provide advance written notice with respect to the automatic enrollment provision, including the date that contributions were to commence and the default investment funds to which contributions would be applied in the event that an affirmative election or allocation instructions have not been provided.

Acceptance of Plan Asset Transfers.    A Plan Asset Transfer is a transfer to the Company on behalf of the Plan of assets held for the Plan by another financial institution. In connection with a Plan Asset Transfer, we require that the data transferred on behalf of the Plan by the Plan recordkeeper be in a format acceptable to us. We will effectuate transactions under the Contract when we have received a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order). For a Plan Asset Transfer that we determine is not a Complete Order, we will seek to obtain the necessary information for the transaction to be a Complete Order so the Plan Asset Transfer can be applied as an allocated Contribution under the Contract.

In order to allocate the proper portion of the Plan Asset Transfer to each individual Participant’s account and invest it under the Contract, we must receive a Complete Order. At the direction of the Employer, a Plan Asset Transfer that is not a Complete Order will be held in a non-interest bearing bank account for a short period of time. When we obtain the necessary information required for the Plan Asset Transfer to constitute a Complete Order, we will transfer the Plan Asset Transfer from the non-interest bearing bank account to the Contract as an allocated Contribution and allocate the appropriate amounts to each individual Participant’s account under the Contract and to the investment alternatives available under the Contract as directed. If we do not obtain the necessary information within a reasonable period of time, not to exceed 45 calendar days, we will return the Plan Asset Transfer assets to the Plan trustee, if any, or otherwise to the financial institution designated by the Employer.

Payment of Contributions

Your Contributions, if permitted by the Plan, are from:

•	salary reduction arrangements (pre-tax) under a 403(b) Thrift Contract or 401(k) Contract, or

•	payroll deductions (after-tax) under a 401(a) Thrift Plan

•	transfers from other contracts but only from a provider specifically identified in a 403(b) Plan. Transfers while you are actively employed from a provider not specified in the Plan are prohibited.

•	Designated Roth Contributions under a 403(b) Thrift Contract or 401(k) Contract, if permitted by your Plan.

In addition to making Contributions by salary reduction or by a single sum transfer from a tax deferred annuity arrangement maintained under Section 403(b)(1) or 403(b)(7) of the Code, you may make Contributions by rollover of eligible distributions from eligible retirement plans if your Employer’s Plan accepts rollover contributions. Rollovers of amounts attributable to Designated Roth Contributions will be maintained in a separate Designated Roth Rollover Account. Amounts that you roll over will not be subject to the limitations on the amount of Contributions from salary reduction permitted during a tax year.

We maintain the following separate account balances to record Contributions and earnings (or losses):

•	Employee Contribution Account

•	Employer Contribution Account

•	Rollover Contribution Account

•	Designated Roth Account

•	Designated Roth Rollover Account

Amounts you roll over to a Contract and any earnings thereon will generally not be subject to restrictions under the Contract applicable to salary reduction Contributions, other than spousal consent restrictions (if applicable). See “Our Payment of Account Value to You or a Beneficiary—Your Right to Make Withdrawals, including by Specified Payments” and “Federal Tax Information—Penalty Taxes for Withdrawals.”

When we issue a Contract to an Employer, the Employer sends Contributions directly to us. If a Plan provides for a trust, we issue a Contract to the Plan trustees and the Employer sends Contributions to the trustees, who then send us trust assets (the amount of the Contributions). An Employer (or trustees) sends to us Contributions on behalf of Participants, as follows.

•

The Employer must remit to us (or to trustees of the Plan, if any) your Contributions as soon as administratively feasible but no later than 15 days after the end of the month in which the Employer collected the Contributions by salary reduction or payroll deduction.

•

An Employer (or trustees) may remit to us on your behalf an amount, in a single sum, that arises from a transfer from any Plan the Employer maintains, as long as the transfer is permitted by applicable law and the Contract.

•

Remittances to us of the Employer’s Contributions (if any) generally must be made as required by the Plan and permitted by the Code. An Employer’s Contributions on your behalf may be subject to a vesting schedule specified in the Plan. An Employer’s Contributions, if made, are either:

•	“matching,” with the Employer contributing a fixed percentage, such as 25%, 50% or 100%, of all or a portion of your Contribution (up to a specified amount), or

•	“nonmatching,” in an amount the Employer determines, as limited by the Plan and the Code.

The Employer or trustees may make contributions by check, wire transfer or electronic funds transfer. Contributions made by check should be sent to: Mutual of America, P.O. Box 2493, New York, New York 10185-2493. To obtain complete details and instructions regarding wire transfers please contact your Regional Office. You can obtain the address for your Regional Office by calling our toll-free number 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

We will only accept Contributions for you for the time prior to your termination of participation under a Contract or prior to the discontinuance of the Contract. See “Discontinuance of a Contract” below.

Minimum.     A Plan may specify a minimum amount of Contributions.

Limits on Contributions

Federal tax law limits Participants’ and Employers’ Contributions. If you or your Employer makes any Contributions in excess of the permitted amounts, then

•	you or your Employer may be subject to tax penalties

•	the excess may be treated as a forfeiture, and/or

•	the Plan may have to correct the overpayment by distributing the excess Contribution, resulting in taxable income to you. See “Federal Tax Information.”

Limits for 403(b) Thrift Plans.    Except for a limited catch-up provision, the maximum amount that a Participant may contribute generally is $19,000 for 2019 (indexed for inflation in later years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $6,000 for 2019 (indexed for inflation in later years). These limits on voluntary Participant Contributions (or “elective deferrals”) include any amounts you designated as Designated Roth Contributions and are reduced by any other elective deferrals you make for the year to other employer retirement plans, including those of a different employer.

The total of your Contributions and the Employer’s Contributions on your behalf for a year cannot exceed the lesser of: (a) $56,000 for 2019 (indexed for inflation in later years), or (b) 100% of your compensation (before salary reduction contributions). Generally, if the Employer makes matching contributions, additional limits apply to those matching contributions as well.

The regulations require that, if both the special “catch-up” contribution for employees with 15 or more years of service with certain employers, generally church Plans, and the “catch-up” contribution for participants age 50 or older, are both available to the same Participant for the same calendar year, then the special “15-year catch-up” contribution must be used first, before the “age-50 catch-up” contribution can be used.

You should refer to “Federal Tax Information—Exclusion of Contributions from Gross Income—403(b) Thrift Plan Contracts” in this Prospectus for a more detailed discussion of applicable federal tax law limits.

Limits for Thrift Plans under 401(a) and 401(k) Plans.    Your and your Employer’s total annual contributions to all qualified defined contribution plans of that Employer generally are limited to the lesser of $56,000 for 2019 (indexed for inflation in later years), or 100% of your annual compensation. If the Employer makes matching contributions, additional limits apply to those matching contributions as well. For Plans subject to Code Section 401(k), your Contributions are limited to $19,000 for 2019 (indexed for inflation in later years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $6,000 for 2019 (indexed for inflation in later years). Additional limits may apply to your Contributions (other than to the additional Contribution permitted for those age 50 or older) based on the Contributions of all participating employees. These limits include any amounts you designate as Designated Roth Contributions and in addition, may be reduced by Contributions you make to other employer retirement plans.

For a Plan that is intended to meet the requirements as a SIMPLE 401(k) Plan, the limit for your Contributions is $13,000 for 2019 per year (indexed for inflation in later years), and the Employer is required to make Contributions at specified rates. This limit includes amounts you designate as Designated Roth Contributions. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $3,000 for 2019 (indexed for inflation in later  years).

Allocation of Contributions

You may allocate Contributions among the Investment Alternatives, subject to any restrictions contained in your Employer’s Plan.

We will allocate a Contribution when we receive a Complete Order (See “Definitions We Use in this Prospectus” for a definition of Complete Order) from you or your Employer according to the instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation election currently on our records.

You may change the allocation instructions for future Contributions at any time. You should periodically review your allocations in light of market conditions and your financial and retirement plans.

If we have not received your allocation election, your Contributions and those of your Employer on your behalf, if any, will be allocated to the default Investment Alternatives specified in your Employer’s Plan, if any. You may at any time, in accordance with the Plan, make an allocation for future Contributions and/or transfer amounts from the default Investment Alternative to any other Investment Alternative available under your Contract. Your specific allocation election will take precedence over the default Investment Alternative, but only for future Contributions. If you want to transfer funds previously allocated to the default Investment Alternative, you must make a transfer election.

Default Investment Alternatives are chosen at the plan level by plan sponsors as permitted by Department of Labor regulations. As required by the Department of Labor regulations when a default Investment Alternative is chosen by a plan sponsor, participants are informed of their plan’s default Investment Alternative by the plan sponsor in the summary plan description and various enrollment documents that are provided at or prior to the time a participant enrolls in the plan and periodically thereafter. Department of Labor regulations allow a plan to have more than one default Investment Alternative. In that case, the summary plan description and enrollment documents will both identify each default Investment Alternative, and describe the methodology in place for allocating amounts among the default Investment Alternatives. You should carefully review your employer’s Plan documents to be familiar with the default Investment Alternatives to which your assets will be allocated if you do not provide specific allocation instructions.

YOUR ACCOUNT VALUE IN THE SUBACCOUNTS

Accumulation Units in Subaccounts

We use Accumulation Units to represent Account Values in each Subaccount. We separately value the Accumulation Unit for each Subaccount.

We determine your Account Value in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Subaccount by the Accumulation Unit value of that Subaccount at the end of the Valuation Day.

Investment experience by the Subaccounts does not impact the number of Accumulation Units credited to your Account Value. The value of an Accumulation Unit for a Subaccount, however, will change as a result of the Subaccount’s investment experience, in the manner described below.

Calculation of Accumulation Unit Values

We determine Accumulation Unit values for the Subaccounts as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

The dollar value of an Accumulation Unit for each Subaccount will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Subaccounts will reflect:

•	changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

•	Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (See “Charges You or Your Employer Will Pay.”)

Refer to “Appendix A: Unit Value Information for the Subaccounts” in this Prospectus to review changes in Accumulation Unit values for each Subaccount over a period of time.

Accumulation Unit Values for Transactions

When you allocate Contributions to a Subaccount or transfer Account Value to a Subaccount, we credit Accumulation Units to your Account Value. When you withdraw or transfer Account Value from a Subaccount, we cancel Accumulation Units from your Account Value.

If the plan in which you are a participant becomes eligible for a Reduced Fee, on the date the plan becomes eligible, your Account Value in each Subaccount will be transferred to Accumulation Units with the same total value that will be charged the Reduced Fee (“Reduced Fee Accumulation Units”). Similarly, if your plan ceases to be eligible for a Reduced Fee, on the date that plan becomes ineligible, we will transfer your Account Value to Accumulation Units with the same total value that will be charged the standard fees.

The Accumulation Unit value for a transaction is the value for the Valuation Period during which we receive the deposit or a valid request in Complete Order. As a result, we will effect the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day in the Valuation Period during which we receive a Complete Order (generally the close of the New York Stock Exchange on that day). If the request is a Complete Order, the amount available for withdrawal is the Account Value at the end of the Valuation Day that we receive (and approve, where required) the Complete Order. Deposits or Requests are deemed to be received by us if received prior to close of the New York Stock Exchange on a day that the New York Stock Exchange is open for trading, or on the next day the New York Stock Exchange is open for trading if they arrive on a day that the New York Stock Exchange is officially closed or following the close of the New York Stock Exchange on a day when it is open.

We calculate the number of Accumulation Units for a transaction by dividing the dollar amount you have allocated to, or withdrawn from, the Subaccount during the Valuation Period by the applicable Accumulation Unit value of the Subaccount for that Valuation Period.

Your Right to Transfer Among Investment Alternatives

Subject to certain restrictions (see “Frequent Purchases and Redemptions,” below), You may transfer Account Value among Subaccounts, and between the Separate Account and the General Account, unless your Plan limits transfers. There are no tax consequences to you for transfers among Investment Alternatives.

Your request for a transfer will not be binding on us and cannot be effectuated until we receive a Complete Order (see “Definitions We Use in this Prospectus” for a definition of Complete Order) from you. Please note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units .”

OUR PAYMENT OF ACCOUNT VALUE TO YOU OR A BENEFICIARY

Your Right to Make Withdrawals, including by Specified Payments

Your right to withdraw your vested Account Value is restricted by federal tax law and the provisions of the applicable Plan. If you have the right to make withdrawals, you may withdraw all or a portion of your vested Account Value. If you are married, your Eligible Spouse usually must consent to any withdrawals. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you or electronically transfer funds to your bank account where available.

403(b) Thrift Plans and 401(k) Plans.    If you are under age 59 1/2, federal tax law provisions prohibit you from withdrawing the portion of your Account Value that is attributable to your own salary reduction Contributions and the earnings on those Contributions, except in certain circumstances, such as death, disability or termination of your employment. If you are under age 59 1/2 and meet certain conditions under the Code, you may be able to withdraw Contributions if you incur a financial hardship. For 403(b) Thrift Plans, hardship distributions cannot include earnings on Employee Contributions. In addition, none of these federal tax law restrictions on withdrawals apply to any of your Contributions made to a 403(b) Thrift Plan before 1989 and earnings on your Contributions credited before 1989.

An Employer’s Plan may impose restrictions on your ability to withdraw your Contributions or the Employer’s Contributions, or both, which are in addition to the federal tax law restrictions. For example, a Plan may prohibit you from making any withdrawals until you terminate employment, or until you have reached age 59 1/2 or completed 5 years of participation in the Plan. If an Employer’s Plan permits you to withdraw the Employer’s Contributions before you terminate employment, you may not withdraw any of the Employer’s Contributions and earnings thereon that are not fully vested to you.

401(a) Plans and Contracts.    Federal tax law provisions permit you to withdraw your vested Account Value if your Employer’s Plan is a profit-sharing plan and does not permit you to make before-tax Contributions. The withdrawal rules for other 401(a) Thrift Plans are generally the same as the 401(k) rules described above (except that there are no salary reduction Contributions). If your Employer’s Plan is a defined contribution pension Plan (not a profit-sharing plan), then you may not withdraw your vested Account Value until you terminate employment with the Employer, subject to the provisions of the Plan.

An Employer’s Plan may impose restrictions on withdrawals, such as prohibiting you from making any withdrawals until you terminate employment, or until you have reached age 59 1/2 or completed 5 years of participation in the Plan. If an Employer’s Plan permits you to withdraw the Employer’s Contributions before you terminate employment, you may not withdraw any of the Employer’s Contributions and earnings thereon that are not fully vested to you.

Single Sum Payment upon Termination of Employment.    Your Plan may provide that, if your vested Account Value is $1,000 or less (or a higher amount as may be permitted under provisions of the Plan and applicable laws) when you terminate employment with the Employer, we will pay your vested Account Value to you in a single sum payment.

Specified Payments Option.    If you have reached the age of 59 1/2 or you have terminated employment with your Employer and reached age 55 and you are permitted to make withdrawals under the Plan, you may elect to make partial withdrawals of your Account Value by telling us a set amount to be withdrawn each month, under our Specified Payments Option. You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken.

When you are receiving Specified Payments, you and your Employer may continue to make Contributions on your behalf. You also may transfer your Account Value among Investment Alternatives and make other withdrawals when receiving Specified Payments.

Specified Payments will continue until the earliest of:

•	your death;

•	our receipt of your written request to change or end the Specified Payments;

•	a decline in your Account Value (or your balance in any Investment Alternative designated for withdrawals) so that the remaining balance is not large enough to cover the next Specified Payment due; or

•	your Annuity Commencement Date.

If you are subject to the minimum distribution rules under the Code, you should ensure that the Specified Payments for the year equal or exceed your minimum required annual distribution. See “Federal Tax Information—Minimum Required Distributions.”

Income Tax Consequences.    You should consider the possible federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You are taxed at ordinary income tax rates on the portion of the withdrawal that is taxable. A Thrift Plan Participant will not be taxed on the amount of any Contributions made with “after-tax” dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions. Qualified distributions from a Designated Roth Account are not taxable (See “Federal Tax Information”).

Penalty Tax on Taxable Amount.    There is a 10% federal penalty tax on the taxable amount of your withdrawals, unless you have reached the age of 59 1/2, or under certain other circumstances see “Penalty Taxes for Premature Withdrawals.”

Your Right to Make Transfers

If your employer’s Plan permits transfers to other contracts, you may transfer your Account Value but only to a provider specifically identified in the Plan. Transfers while you are actively employed to any provider not specified in the Plan are prohibited.

How to Tell Us an Amount to Transfer or Withdraw

To tell us the amount of your Account Value to transfer or withdraw, you must specify to us:

•	the dollar amount to be taken from each Investment Alternative, or

•	for Subaccounts, the number of Accumulation Units to be transferred or withdrawn, or

•	the percentage of your Account Value in a particular Investment Alternative to be transferred or withdrawn.

In some cases, certain withdrawals under 403(b) Plans may require the approval of the Employer or third party administrator, if applicable. In most cases, if you are making a withdrawal and have a Designated Roth Account, you must specify whether to take the withdrawal from your Designated Roth Account or Employee Contribution Account. If you have a Rollover Account or a Designated Roth Rollover Account, amounts will be taken from the respective rollover account first. However, for corrective distributions of Contributions that exceed applicable contribution limits, withdrawals will be made from your Employee Contribution Account first, then your Roth Contribution Account, and will not be made from any of your rollover accounts.

For transfers, you must specify the Investment Alternative(s) to which you are moving the transferred amount. You must also specify the accounts to which transfers apply. Your request for a transfer or withdrawal is not binding on us and cannot be effectuated until we receive all information necessary to process your request and, in the case of the International Funds, by U.S.P.S. regular mail to our Financial Transaction Processing Center.

Note our policy on frequent purchases and redemptions under “Frequent Purchases and Redemptions of Subaccount Accumulation Units.”

Loans

To the extent your Employer’s Plan allows participant loans, you have the right to borrow using your Account Value as collateral security for the loan or, if your Employer’s Plan provides for loans to be made using a trust, you will withdraw the loan amount from your Account Value. Your Employer’s Plan may or may not permit loans to be taken from or secured by amounts held in a Designated Roth Account. The amount of the loan permitted is governed by the Code and the Contract terms.

A “trusteed loan,” or Uncollateralized Loan, is a loan made through the trustee of the Plan. A “non-trusteed loan” is a loan made directly to a participant. Non-trusteed loans require collateral, and may be referred to as Collateralized Loans. Collateralized Loans are loans for which security in the amount of 120% of the loan amount is required to be transferred into the General Account and held against repayment of the loan. Trusteed loans are uncollateralized (and may be referred to as Uncollateralized Loans) and the loan amount is withdrawn from the Account Value and is paid to the participant directly.

For Uncollateralized Loans, the application for the loan is generally submitted to a trustee or trustees appointed by your employer, who are responsible for the approval, administration and collection of loans to Participants in the employer’s Plan.

For Collateralized Loans, you are required to transfer an amount equal to 120% of the loan from the Separate Account to the General Account unless you already have allocated the necessary amount of your Account Value to the General Account to serve as collateral security for repayment of the loan. You must instruct us from which Investment Alternatives the transfer of collateral security, or the withdrawal for a trusteed loan, is to be made. We will not permit you to make withdrawals or transfers of the collateral amount while the loan is outstanding. There are no tax consequences to you from obtaining a loan, unless you do not make repayments when they are due. For a Collateralized Loan, you can only borrow to the extent that you have allocated a sum equal to 120% of the loan amount to the General Account. If you do not have 120% of the loan amount (in addition to sums already serving as collateral for other loans) in the General Account and do not allocate additional amounts to the General Account from your Account Value allocated to other investment alternatives to achieve such 120%, you cannot borrow that loan amount. We do not transfer amounts to the General Account for purposes of satisfying the collateral requirement on your behalf unless we are instructed by you to transfer from other investment alternatives to the General Account.

The interest rate for a Collateralized Loan is 3% higher than the General Account interest rate credited to amounts held in the General Account as collateral security. For Collateralized Loans, you will pay interest on the loan, but the amount we hold in the General Account as collateral for your loan will accrue interest. The amount held in the General Account as collateral for a loan that is a Collateralized Loan may earn interest at a rate different and lower than the rates earned by other amounts in the General Account and the interest it earns may be lower than the returns of some or all of the Subaccounts.

For Uncollateralized Loans, the loan amount is withdrawn from your Account Value. The interest rate for an Uncollateralized Loan is the Prime Rate +1%, which you pay to your Account. As such, we do not receive any portion of the interest paid. For uncollateralized loans, where a Trustee has been appointed, (a) for loans repaid by payroll deduction we charge an origination fee of $75.00 and an annual fee of $15.00 per year and (b) for loans paid through Home Billing we charge an origination fee of $350.00. The origination fees, and the annual fees through the stated maturity of an uncollateralized loan repaid by payroll deduction, are collected at the time the loan is originated and deducted from the loan proceeds. These fees are non-refundable and will not be returned if the loan is repaid in advance of the stated maturity date. The interest rate for each loan you take is determined at the time you take the loan and remains fixed for the life of that loan.

Payments of principal and interest that are not made by payroll deduction are due at least quarterly. The due dates for payments of principal and interest made by payroll deduction will be based on your employer’s payroll frequency.

Any loan shall be repaid within five years, except a loan used to purchase a primary residence of the Participant may be repaid over a period not to exceed ten years. Your repayment schedule will provide for the substantial level amortization of the loan over the applicable period, with payments by payroll deduction in accordance with your payroll schedule or as otherwise permitted by the Code.

If you terminate your employment while a loan remains outstanding, you will be billed for your loan repayments. We will impose a late fee in the amount of the lesser of $15, or 5% of your payment, if your payment is not received within 30 days, which will be included in your next bill. Late fees only relate to home billing because repayment by payroll deduction ensures timely payment.

All Plans require authorization by the Employer or third party administrator, as applicable, for Participant loans.

Death Benefit During the Accumulation Period

We will pay a death benefit to your designated Beneficiary if you die during the Accumulation Period. If you are married, your Eligible Spouse must be the Beneficiary unless you designated a different Beneficiary with the written consent of your Eligible Spouse.

We will pay the death benefit after we have received the following at our Home Office:

•	due proof of death, generally a certified copy of your death certificate;

•	notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

•	claim forms and other information and documents that we inform the Beneficiary are necessary for us to process the death benefit request.

The amount of the death benefit will be your Account Value, less outstanding loans and interest, as of the date on which we receive the items listed above. Until then, your Account Value will remain allocated as it was on the date of death. If you have more than one Beneficiary, each Beneficiary’s share of the Account Value will remain allocated as it was on the date of death until we receive the items listed above from such Beneficiary. Each Beneficiary will continue to bear the risk of loss of their share of the death benefit until their claim is processed.

Form of Death Benefit Payment.    The Beneficiary will elect the form of death benefit. Payment options include a single sum payment, annuity payments or installment payments, depending on the provisions of the Contract and the Plan. The Code imposes special requirements on the payment of a death benefit and specifies the time period in which we must pay it. We will pay the death benefit in a single sum if a Beneficiary does not select an option by the date the Code requires a payout to be made.

In addition, Participants must begin taking minimum distributions after they reach a certain age (called the Required Beginning Date or Required Distribution Date), and certain requirements depend on whether you had reached that age at the time of death. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See “Federal Tax Information—Minimum Required Distributions.”

In general, any method of distribution that a Beneficiary selects must comply with one of the following.

(a) Five Year Rule.    The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the calendar year that is five calendar years after the Participant’s death, unless we pay the benefit under (b), (c), (d) or (e) below.

(b) Life Annuity Rule.    If a Beneficiary selects an annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments that begin within one year of the Participant’s death and are payable over a period of time that is not more than the Beneficiary’s life or life expectancy, whichever is longer.

(c) Commencement of Minimum Distributions.    If a Participant dies after reaching the Required Beginning Date, the method of distribution the Beneficiary selects may not be slower than the method of distribution that was in effect before the Participant died.

(d) Alternative Method of Distribution.    If a Beneficiary withdraws the required distribution from another plan of the same type in accordance with applicable IRS regulations, if permitted by the Plan, the Beneficiary will not be required to receive a distribution from a 403(b) Thrift Plan under (a), (b) or (c) above.

(e) Beneficiary is the Eligible Spouse.    Special rules apply if the only Beneficiary is your surviving Eligible Spouse. The rules apply for both the five year rule in (a) and the life annuity rule in (b) above. A Beneficiary who is your Eligible Spouse may use your Required Beginning Date for determining when minimum distributions must begin. As a consequence, the Beneficiary does not have to begin receiving benefits until the April 1 following the calendar year in which you would have reached age 70 1⁄2 if still alive.

Discontinuance of a Contract

A Contractholder, at its discretion, may discontinue a Contract as of the first of a month that is at least 30 days after we receive notice of the discontinuance. We may discontinue a Contract upon at least 31 days’ notice to the Contractholder, during which time the Contractholder may cure any remediable defaults, if (1) the Contractholder fails to remit payment of the Contractholder’s administrative charges within 31 days after payment is due; (2) the Contractholder fails to meet the requirements of the Contract or abide by the terms of the Contract; (3) the class of group annuity contracts to which the Contract belongs is discontinued by the Company; or (4) the Contractholder elects not to use Mutual of America SponsorConnectSM. For Contracts issued to 401(a) and 401(k) plans, we may also discontinue the Contract if a modification to the Contract is necessary in order to comply with Federal or State requirements, including ERISA, and the Contractholder refuses to accept a modification of the Contract or a substantially similar contract offered by the Company that incorporates such modification. Additionally, the Company may discontinue the Contract without notification to the Contractholder if mail addressed to the Contractholder at the last address on record with the Company has been returned as undeliverable and the Contractholder has not provided the Company with a new address within 60 days of the date such mail is returned.

Impact of Discontinuance of a Contract.    Our discontinuance of a Contract will be effective as of a date we specify in writing that provides the Contractholder with at least 31 days’ advance notice in which to cure any remediable defaults, except that no such notice is required if mail to the Contractholder is returned as undeliverable.

Discontinuance of a Contract does not relieve the Contractholder of its obligations under the Contract or the Plan, and amounts accumulated for Participants will remain under the Contract. Upon discontinuance:

•	the Contractholder may not make any further Contributions,

•	all administrative services to the Contractholder shall terminate,

•

If requested by a Contractholder we may transfer to another insurance company or for 401(a) Thrift contracts, to a trustee of a trust established under the applicable Plan, or, for 403(b) Thrift Plans, to another financial institution that issues 403(b) Thrift Plan annuities or other permissible funding products, all amounts accumulated under the Contract in accordance with the discontinuance rules as described above. A transfer will require the consent of Participants in connection with 403(b) Thrift Plans, except that such consent is not required for Contracts issued to fund 403(b) Thrift Plans after January 1, 2009. Participant consent will not be required for an existing Contractholder under a Contract issued prior to January 1, 2009 that requests and accepts a rider to its Contract or a replacement Contract permitting transfers without the consent of Participants upon discontinuance, if the Contractholder meets our requirements, which may involve providing documents we request of all Contractholders with such rider. The transfer to another insurance company or financial institution will be made no later than 30 days (or later date requested by the Contractholder) after we have received a written request from the Contractholder for the transfer, provided we have been furnished with all information necessary to effect the transfer. A Plan may be terminated upon the distribution of all assets under the Plan. Existing Contractholders that have not been issued this rider may request the addition of such rider permitting transfers without the consent of participants and termination of the relevant Plan, if they meet our requirements, and

•

If provided by your contract, under a Plan to terminate the Plan the Contractholder may, subject to the terms of the Plan and the requirements of the Code, instruct us to distribute your account value to you in a lump sum or purchase paid-up annuity benefits for you. We will withdraw your Account Value and pay you the lump sum or purchase the paid-up annuity benefits within 30 days of the Valuation Day upon which we calculate your Account Value following such instructions.

Following a discontinuance for any of the reasons specified above, with regard to amounts that have not been withdrawn, each Participant whose assets have not been withdrawn can change allocations, make transfers and make full or partial withdrawals, but is not permitted to add assets.

Notice of Amendment and Option to Discontinue.    We will provide Contractholders with a written notice and an explanation concerning substantive amendments of the Contracts, including any amendments necessary to comply with federal or state law requirements, at least 60 days before the effective date of the amendment. A Contractholder may discontinue its Contract if it does not want to accept the amendments; however, any funds under a discontinued Contract that are not withdrawn remain subject to the Contract, as amended. See “Impact of Discontinuance of a Contract” for more information.

When We May Postpone Payments

We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

•	The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the S.E.C.; or

•	The S.E.C. by order permits postponement for the protection of Participants; or

•

An emergency exists, as determined by the S.E.C., as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account’s net assets.

Additionally, we may postpone any payment from the Subaccount that is invested in the Mutual of America Investment Corporation Money Market Fund, in the event that the Money Market Fund temporarily suspends redemption of shares because the Money Market Fund’s liquidity has fallen below required minimums because of market conditions or other factors.

YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT VALUE

Amount of Annuity Payments

If your Employer has selected Mutual of America as the annuity provider for annuity benefit distributions, at your Annuity Commencement Date, we will apply your Account Value to provide a stream of monthly Annuity Payments (an annuity) from us to you (the Annuitant). Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your Employer may no longer make Contributions on your behalf. If your Plan permits, and subject to its provisions, you may elect to receive your Account Value by making partial or full withdrawals, including withdrawals under our Specified Payments option, instead of receiving Annuity Payments.

We will fix the amount of each Annuity Payment and we guarantee that we will make the payments, according to the form of annuity you select. Our guarantee of payment is subject to our financial strength and ability to meet our claims-paying obligations under the Contract, so you should consider our financial strength when electing a benefit option. The amount of the Annuity Payments depends on the age of the Annuitant(s), the annuity form you choose, the applicable annuity purchase rates and your Account Value.

We guarantee that the purchase rates we use to determine the amount of Annuity Payments will be the better of the guaranteed rates in the Contract or our then current annuity purchase rates.

We will issue for delivery to you an individual certificate setting forth the amount and terms of payment of your annuity benefits. We will send Annuity Payments directly to you at your last known address, as filed with us.

Annuity Commencement Date

You must notify us in writing of the Annuity Commencement Date in advance, according to our procedures. Unless federal or state law or the Plan requires otherwise, you may elect an Annuity Commencement Date that is your:

•	Normal Retirement Date (generally, when you reach age 65); or

•	Early Retirement Date (up to 10 years before your Normal Retirement Date); or

•	Late Retirement Date (any time after your Normal Retirement Date), but not later than the April 1 following your attainment of age 70 1/2, if you are no longer actively at work.

Available Forms of Annuity

If you have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Joint and 66 2⁄3% Survivor Annuity with Ten Years Certain, with your Eligible Spouse as joint Annuitant as described below, unless you, no more than 180 days (or other period depending on the provisions of the Plan) before the Annuity Commencement Date, select in writing one of the other annuity forms listed below and your spouse consents in writing to the form selected. If you do not have an Eligible Spouse on the Annuity Commencement Date, you will receive Annuity Payments in the form of a Non-Refund Life Annuity, as described below, unless before the Annuity Commencement Date, you select in writing a different annuity form.

You may select a form of annuity (subject to the availability of such annuity under your Employer’s Plan), examples of which are described below, and in each case you will be the Annuitant.

Life Annuity with Ten Years Period Certain.    This annuity form provides for monthly Annuity Payments to you during your lifetime, but if you die before the end of the ten year period, your Beneficiary will receive the monthly Annuity Payments until the end of the ten year period. After the Beneficiary has begun receiving payments, if the Beneficiary dies while receiving payments before the end of the period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary.

Joint and 66 2/3% Survivor Life Annuity with Ten Year Period Certain.    This annuity form provides a monthly Annuity Payment during your lifetime and 66 2/3% of that monthly Annuity Payment to the joint Annuitant after your death if the joint annuitant survives you. If both you and the joint Annuitant die before the end of the ten year period, payments continue to the Beneficiary in the amount last paid until the end of the ten years (the certain period). If the Beneficiary dies while receiving payments before the end of the period, we will pay the Commuted Value of the remaining Annuity Payments to the payee named by the Beneficiary. If a person you have named as your joint Annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is canceled automatically.

Full Cash Refund Annuity.    This annuity form provides for monthly Annuity Payments to you, continuing until your death. If the aggregate amount of the monthly Annuity Payments that we made to you is less than your vested Account Value at the Annuity Commencement Date, we will pay the difference to the Beneficiary.

Joint and Survivor Life Annuity.    Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the joint annuitant. There is no guaranteed minimum payment period.

Non-Refund Life Annuity.    We make a monthly Annuity Payment until your death. No amount is payable to any joint annuitant or Beneficiary.

Other Forms.    In addition to the forms of annuity listed above, your Plan may offer additional forms of annuity as of your Annuity Commencement Date. We may, if offered by your Plan, permit you to elect a different period certain for life annuities and joint and survivor life annuities. Currently, in addition to the ten year period, we permit the election of life annuities with periods certain of three, five and fifteen years. Additionally, we may, if offered by your Plan, permit you to elect a different percentage survivorship benefit for joint and survivor life annuities (with or without period certain). Currently, in addition to the 66 2/3% survivorship benefit, we offer survivorship benefits of 50%, 75% and 100%. We have the right to discontinue offering these periods certain and survivorship benefits at any time unless your Contract provides otherwise.

Death Benefit After Annuity Commencement Date

If you (and your joint Annuitant if the form is a joint annuity) were to die on or after the Annuity Commencement Date and annuity payments have begun, your Beneficiary will receive the benefit (if any) provided by the form of annuity under which Annuity Payments were due. If you elect a form of annuity that does not provide for a certain period or full cash refund, then no payments or death benefit will be due following the death of the Annuitant (and the Joint Annuitant, as applicable) after the Annuity Commencement Date. See “Available Forms of Annuity” above.

Single Sum Payment for Small Annuity Payments

If your vested Account Value is $1,000 or less (or such greater amount as may be permitted by law and specified in the Plan) on the Annuity Commencement Date you have requested, or at your required beginning date, as applicable, we will pay your Account Value to you in a single sum payment, and you may not elect to receive Annuity Payments. Alternatively, we may make such single sum payment to an IRA (or Roth IRA for Designated Roth Accounts) established by you (or your employer for you) if the Plan so provides. See “Minimum Required Distributions.”

OUR GENERAL ACCOUNT

Scope of Prospectus

We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. For more details regarding the General Account, you should refer to the Contract.

General Description

Amounts you allocate under a Contract to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations, including the Payment of Claims under our Contracts and our Policies, and is subject to the claims of our creditors. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

We bear the full investment risk for all amounts that Participants allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Value to the General Account does not entitle you to share in the investment experience of the General Account. You should consider our claims paying ability and financial strength when allocating amounts to the General Account.

We guarantee that we will credit interest for the life of the Contract to Account Values in the General Account at a rate at least equal to the minimum rate required by your Contract, if any. If your Contract does not set forth a minimum rate, we will credit interest at a rate at least equal to the minimum rate required by applicable state law or if no state law minimum rate is applicable to a Contract, the guaranteed minimum credited interest rate determined by us annually in accordance with the National Association of Insurance Commissioners (“NAIC”) standard non-forfeiture law for annuities. The NAIC minimum rate is determined in accordance with a formula. The current NAIC minimum rate formula as applied by us is based upon the five-year constant maturity treasury rate reported by the Federal Reserve as of the close of business on the last business day each October. In no event under the current NAIC formula will the minimum guaranteed credited interest rate be less than 1% nor more than 3%. We determine whether the application of the formula will change the minimum guaranteed rate each November, and any change is effective the following January 1. In our sole discretion, we may credit a higher rate of interest to Account Values in the General Account, although we are not obligated to credit interest in excess of the minimum rate. We compound interest daily on Account Values in the General Account, to produce an effective annual yield that is equal to the stated interest rate. You can find the current rate for your Account Value in the General Account in your quarterly statement or by logging in to the secure “My Account” section of our website, www.mutualofamerica.com.

The interest rates may be different for the portion of your Account Value in the General Account being held as collateral for a loan.

We reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the Employer uses Mutual of America SponsorConnectSM for the transmission and receipt of certain information regarding Participants, Contributions and other Contract information, and in certain other circumstances.

Refer to the additional information about our General Account’s operations in Appendix B to this Prospectus.

Transfers and Withdrawals

You may transfer Account Value to and from the General Account, subject to any restrictions contained in your Employer’s Plan. To the extent permitted by the Code and your Plan, you may withdraw your Account

Value from the General Account prior to the Annuity Commencement Date. See “Your Right to Transfer Among Investment Alternatives,” “Frequent Purchases and Redemptions of Subaccount Accumulation Units” and “Your Right to Make Withdrawals, including by Specified Payments” under “Our Payment of Account Value to You or a Beneficiary.” We have the right to delay certain transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

WHERE TO CONTACT US AND GIVE US INSTRUCTIONS

Transfers and Allocation Changes by Telephone or Internet

You may make requests by telephone or Internet for transfers of Account Value among Investment Alternatives (except for transfers to any of the International Funds) or to change the Investment Alternatives to which we will allocate your future Contributions, except that we do not accept withdrawal requests by telephone or Internet. On any Valuation Day, we will consider requests by telephone or Internet that we receive prior to 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We will consider requests that we receive at or after 4 p.m. Eastern Time (or the Exchange close) as received on the next Valuation Day.

You must use a password to make Internet requests. Your use of the Password constitutes agreement to use our website in accordance with our rules and requirements. To change your Password, you may follow the instructions at our Internet website. To make telephone requests, you will be asked to provide your personal identification number (PIN) or identifying personal information to our Customer Service Representative.

We reserve the right to suspend or terminate at any time the right of Participants to request transfers or reallocations by telephone or Internet. We also reserve the right not to accept powers of attorney or other trading authorizations granted by any Participant to a third party. Either telephone or Internet transactions may not be possible during periods of heavy usage or from time to time for technical reasons, and you should place your order by an alternate method during any such period. The Company’s failure to follow reasonable procedures may result in liability for any losses due to any unauthorized or fraudulent telephone or Internet transfers.

We will not be liable for following instructions communicated by telephone or Internet that we reasonably believe to be genuine. To confirm that instructions communicated by telephone or Internet are genuine we will ask for personally identifying information to confirm your identity, record all telephone transactions and provide confirmation of transactions, in writing, except for allocation changes made over the Internet.

Frequent Purchases and Redemptions of Subaccount Accumulation Units

The purpose of our Contracts is to assist with the accumulation of long-term retirement savings. Our Contracts are not intended to provide Contractholders and Participants with a means to engage in market timing through frequent transfers of their Account Values in an attempt to take advantage of daily fluctuations in the securities markets.

Excessive frequent transfer practices designed to take advantage of short-term market changes may cause disruption to the efficient administration of portfolio management strategies and increase transaction costs. Under certain market conditions, such transfer practices can harm the investment performance of an Underlying Fund if it involves amounts which are substantial when compared to the net total Underlying Fund assets under management.

Each Underlying Fund has reserved the right to reject any aggregate purchase of Underlying Fund shares that it determines to be inconsistent with their Underlying Fund’s policies and procedures relating to market timing. As such, there is also a risk that excessive frequent transfer practices by individual Contractholders and Participants could cause an Underlying Fund to reject a net purchase order from a Subaccount on behalf of many Contractholders and Participants, thereby compromising our ability to carry out purchase and redemption orders of many of our Contractholders and Participants.

In consideration of the above, we have adopted and implemented the following policies and procedures with regard to frequent transfers.

Transfers into any of the Subaccounts that invest in the International Funds can only be effected by mail.    Because of the time difference between the close of the United States securities markets and the close of international securities markets, the International Funds are more likely to be subject to market timing transfers than the other Funds. Accordingly, we have adopted a special administrative rule for transfers into any of the Subaccounts that invest in the International Funds and for revocations of such transfer requests. You must send in writing, by U.S.P.S. regular mail, to our Financial Transaction Processing Center in Boca Raton, Florida, all requests for transfers into any of the Subaccounts that invest in the International Funds or revocations of such transfer requests. We will not accept orders for transfers of your Account Value to any of the Subaccounts that invest in the International Funds or revocations of such transfer requests placed by any other means, including via our toll free 800 number or our Internet website, nor will we accept such transfer orders or revocations made in writing and delivered by fax, hand or express delivery service to our home office in New York City, any Regional Office or our Financial Transaction Processing Center. We will not accept U.S.P.S. regular mail transfer requests (or revocations of such transfer requests) into any of the Subaccounts that invest in the International Funds that are received at the home office in New York City or any Regional Office. To obtain a form for making written transfer requests, you may call our toll free number, 1-800-468-3785. You may revoke an order for transfer into any of the Subaccounts that invest in the International Funds only in writing sent by U.S.P.S. regular mail to our Financial Transaction Processing Center. You may continue to place orders for transfers out of any of the Subaccounts that invest in the International Funds either in writing, by calling our toll-free number, or via our website, www.mutualofamerica.com.

We reserve the right to modify or terminate the administrative rule for transfers to the Subaccounts that invest in International Funds and to extend the rule to other Subaccounts. We also reserve the right to adopt additional rules that would apply to Contractholders and Participants who in our view are repeatedly engaging in short-term trading through transfers of all or a portion of their Account Values in any of the Subaccounts offered under our Contracts. Note: The Mutual of America Investment Corporation Retirement Funds and the Mutual of America Investment Corporation Allocation Funds may invest in shares of the other Mutual of America Investment Corporation Funds, including the International Fund, and are exempt from the requirement to place orders for purchases and sales of such shares by U.S.P.S. regular mail.

We work with the Underlying Funds to discourage Contractholders and Participants from engaging in excessive frequent transfers that could harm any Fund’s investment performance. We periodically meet with the management of the Underlying Funds to discuss any factors that may materially impact investment performance of the Underlying Funds, including excessive frequent transfer activity, if any. We periodically request a description of the Underlying Funds’ procedures and controls used to identify any excessive frequent transfer activity and a report on whether any such activity might have an adverse effect on the investment performance of any of the Underlying Funds. It should be noted that each of the Underlying Funds has established its own internal restrictions or minimums, and may decide to apply its own frequent trading policies and procedures to your transactions in the event it determines that, in its opinion, our procedures do not satisfy its particular policies and procedures. The Underlying Fund policies and procedures, if applied to your transactions, could result in a limit on the number of trades you can request in specified time periods, temporary blockage of trades or other actions. In addition, we may be required to disclose information on participant transfers to the Underlying Funds. We also request assurance that the Underlying Funds are correctly daily valuing their Subaccounts and appropriately using Fair Value Pricing, where required.

We aggregate all daily purchase or redemption orders received from all Contractholders and Participants under the Contracts into a net purchase or redemption of shares of the Underlying Funds. We monitor such aggregate net daily purchase and redemption into or out of each Underlying Fund to make a determination, in our opinion, as to whether such aggregate net trading activity is material in relation to the total assets managed by each of the Underlying Funds, and if so, whether it could have an adverse impact on an Underlying Fund’s investment performance based upon the total net assets under management. We reserve the right to look back from any daily purchase or redemption activity in order to identify frequent transfer activity involving substantial amounts.

Depending on the nature of the net transfer activity, we will determine if there is frequent transfer activity conducted by the same Contractholders and Participants which could adversely impact the investment performance of an Underlying Fund, in view of the total net assets of the Underlying Fund, or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants. In this regard, we can review individual purchase and redemption requests by Contractholders and Participants. If, in our opinion, excessive frequent transfer activity could cause an adverse effect on the investment performance of an Underlying Fund or could cause an Underlying Fund to reject a net purchase order on behalf of all Contractholders and Participants, we will take such actions as are appropriate to discourage such activity from continuing, as noted below. We do not accommodate Participants engaging in market timing. We will take the following actions in the following order:

•

contact the Contractholder or Participant and remind them that the Contracts are not designed to be used for such frequent transfers, request that such activity cease, and inform them that their use of the Internet or the 800-line privileges for transfer activity will be suspended if the activity does not cease;

•

if the activity does not cease, suspend the Contractholder’s or Participant’s Internet and 800-line privileges for transfers and require that all future purchase and redemption requests be carried out solely via a signed, written request to initiate any transaction, to be sent to our Financial Transaction Processing Center in Boca Raton via U.S.P.S. regular mail (the “Regular U.S. Mail Rule”);

•	then, in appropriate circumstances reject a transfer request, consistent with applicable law, rule, and regulation.

These procedures are applied uniformly to all Contractholders and Participants, individually and in the aggregate, engaging in such frequent transfer activity. The Contracts seek to provide a high degree of flexibility to Contractholders and Participants in managing their long-term retirement savings and other benefits and to this end do not have “front end” charges on contributions or transfers, or “back end” surrender or redemption charges on transfers or withdrawals. The Contracts permit unlimited, no-fee transfers between and among our General Account and the Subaccounts. We have no arrangements with any person or entities to permit frequent transfer activity and no such arrangements are permitted. We have not set a restriction on the amounts or number of transactions allowed in a given period and have not established a minimum holding period other than as may be applicable regarding the policies as noted above, nor have we set an exchange or redemption fee.

There may be legal and technological limitations on our ability to impose restrictions or limitations on the transfer practices of our Contractholders and Participants which arise out of the state law affecting a Contract and the necessary judgments involved in creating monitoring parameters. Consequently, our ability to discourage excessive frequent transfers that do not involve material or substantial amounts in the Subaccounts may be limited. The detection or deterrence of frequent transfer activity involves judgments that are inherently subjective. Accordingly, there is no assurance that we can restrict all transfer activity that may adversely affect Contractholders or Participants. There can be no assurance that frequent transfers in the Subaccounts will not occur. As a result of the limitations, restrictions and judgments described in this paragraph, it is possible that some participants may succeed in frequent trading activities, and in that eventuality, the effects, if any, of such activities may to some degree impact the other participants in the Separate Account.

Contacting Mutual of America

Our home office address is:

Mutual of America Life Insurance Company

320 Park Avenue

New York, New York 10022-6839

You can obtain the address of your Regional Office by calling our toll-free number, 1-800-468-3785 or by visiting our website at www.mutualofamerica.com.

Participants and Contractholders must send in writing all notices and elections required or permitted under the Contracts, except that you may give certain instructions by telephone or Internet, as described above.

Where You Should Direct Requests

You may request an allocation change or a transfer of Account Value among Investment Alternatives (except for transfers to any of the International Funds) by calling 1-800-468-3785, visiting our website at www.mutualofamerica.com, or sending your written request to our Financial Transaction Processing Center. You must send requests for transfer of Account Value to the International Funds or revocations of such requests by U.S.P.S. regular mail to our Financial Transaction Processing Center. The address is:

Mutual of America Life Insurance Company

Financial Transaction Processing Center

1150 Broken Sound Parkway NW

Boca Raton, FL 33487-3598

For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you may make a withdrawal request by writing to our Withdrawal Processing Center, which you can call at 877-567-9662. Written requests to the Withdrawal Processing Center should be sent to:

Mutual of America Life Insurance Company

Withdrawal Processing Center

1150 Broken Sound Parkway NW

Boca Raton, FL 33487-3598

You should use our forms to submit written requests to us; incomplete, unclear or unsigned forms will be returned without action.

ADMINISTRATIVE MATTERS

Confirmation Statements to Participants

We will send you a confirmation statement each time you change your allocation instructions (except that we will not send one for allocation instruction changes via our website), we receive a new Contribution from or for you, you transfer any portion of your Account Value among the Investment Alternatives, the change in the number of Accumulation Units and the change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee, or you make a withdrawal. A confirmation statement for a new Contribution or a change in the number of Accumulation Units and the change in Accumulation Unit Values attributable to your plan becoming, or ceasing to be, eligible for the Reduced Fee may be part of your next quarterly (or monthly, if applicable) account statement. You must notify us of any error in a confirmation statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly (or monthly) statement that serves as the confirmation statement, or you will lose the right to have us correct the error.

Designation of Beneficiary

You may designate a Beneficiary to receive any payments due upon your death, subject to any limits under a Plan or the Code. You may change the Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your Employer when the Employer has agreed to hold such information) with written notice of the change. The designation or change in designation will, upon receipt by us, take effect as of the date you signed the written notice, whether or not you or the Beneficiary is living at the time of such receipt. Designations or changes in designation made via your employer will be deemed to be received by us at the time your employer enters the information on our system. We will not be liable, however, for any payment or settlement we make before we receive the notice from you or your employer, as the case may be, of Beneficiary or change of Beneficiary.

If you are married, the Beneficiary will be your Eligible Spouse unless we have received consent from the Eligible Spouse to permit another Beneficiary. The consent must:

•	be in writing

•	be signed by the Eligible Spouse and witnessed either by a notary public or a Plan representative

•	agree to your election to waive any qualified preretirement survivor annuity and qualified joint and survivor annuity forms of benefit that otherwise would be applicable, and

•	agree to the designation of a Beneficiary other than your Eligible Spouse.

You may not make subsequent Beneficiary designations or selections of forms of annuity benefit unless your Eligible Spouse provides written consent in the same manner.

You should specify a Beneficiary and periodically review your Beneficiary designation. We are required to pay the Beneficiary as shown in our records. You may not change a Beneficiary by naming a different person in your will.

If no Beneficiary designated by you is living at the time of your death during the Accumulation Period, or upon your death (and the death of the joint Annuitant, if any) during the Annuity Period, the Beneficiary or Beneficiaries will be determined in accordance with the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first surviving class of Beneficiaries, in this order: your spouse; your children; your parents; and your brothers and sisters. If we do not find family members in these classes, we will pay the executors or administrators of your estate.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, after a thorough search, we are unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your Beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you periodically review and update, if necessary, your Beneficiary designations, including full names and complete addresses, if and as they change.

Certain Administrative Provisions

Assignment of Contracts.    Contractholders and Participants may not assign or transfer a Contract or any rights under a Contract, except as otherwise required or permitted by law.

Modification of Contracts.    Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement of the change or waiver.

We may change a Contract at any time by amendment or replacement, provided we give the Contractholder at least 60 days’ notice, without the consent of the Contractholder, any Participant or the consent of any other person who is or may become entitled to benefits under the Contract. Any change we make may not affect the amount or the terms of Annuity Payments that began before such change. See “Our Payment of Account Value to You or a Beneficiary—Discontinuance of a Contract.”

Evidence of Survival.    When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person’s survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us. If satisfactory evidence of survival is not received by us within 30 days following our request for it, we may suspend benefit payments until such evidence is received.

Misstatement of Information.    If we pay a benefit under a Contract based on information that you or a Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate set forth in the Contract or as may be required under state insurance law provisions.

Information and Determination.    Contractholders and Participants, as appropriate, must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by the Contractholder or Participant. A Contractholder should report to us any determination that the Contractholder or employer makes pursuant to the terms of the Plan. We may rely on reports and other information furnished by Contractholders, employers or Participants and are not obligated to inquire as to the accuracy or completeness of such reports and information.

Non-Alienation of Benefits.    To the extent permitted by law (a) no amount payable with respect to you may be subject to alienation, attachment, garnishment, levy (other than a federal tax levy or a Qualified Domestic Relations Order), execution, or other legal or equitable process, and (b) no such amount will in any way be subject to any legal process that would subject it to the payment of any claim against you or a Beneficiary.

Participation in Divisible Surplus

We are a mutual life insurance company and consequently have no stockholders. Participants share in our earnings through any dividends approved by the Company’s Board of Directors. We can give no assurance as to the amount of divisible surplus, if any, that will be available for distribution under the Contracts in the future. The determination of such divisible surplus is within the sole discretion of our Board of Directors. No dividends are anticipated.

FEDERAL TAX INFORMATION

For federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account’s operations.

Obtaining Tax Advice

The discussion below of the current federal tax status and consequences for Participants under the Contracts does not cover every situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to state and local taxes and state and local tax treatment may not conform to federal tax law. For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information before taking any actions that could have tax consequences.

Payments Under Annuity Contracts Generally

Section 72 of the Code describes the income taxation of payments under annuity contracts, either during the accumulation period or after the annuity commencement date. We intend that the provisions of Section 72 will apply to payments we make under the Contracts. The general rule is that you must receive a payment under a Plan in order to be subject to income taxation. You do not include in your gross income the interest and investment earnings we credit to your Account Value until you withdraw or otherwise receive such amounts. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as a distribution and accelerate the taxability of investment earnings.

Under general tax rules, when you receive a Plan distribution or Annuity Payments, all or part of the payment will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the contract, which generally is the amount of after-tax Contributions that you have made and not previously withdrawn. The taxation of distributions from Designated Roth Accounts is determined separately from the taxation of your Employee Contribution Account and Rollover Contribution Account. In addition, qualified distributions from Designated Roth Accounts are not taxable. See “Special Treatment for Designated Roth Contributions” below.

A Participant in a 403(b) Thrift Plan will not have any investment in the contract (unless the Participant has a Designated Roth Account or if the Participant has previously defaulted on a loan and received a deemed distribution). A Participant in a 401(a) or 401(k) Thrift Plan may have an investment in the contract, depending on whether the Plan provides for after-tax Contributions or the Participant has a Designated Roth Account (or if the Participant has previously defaulted on a loan and received a deemed distribution).

The following are general concepts, applicable for the discussion below about specific types of distributions.

•	If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.

•	If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.

•

The amount you may exclude from gross income each year represents a partial return of your Contributions, if any, that you made with after-tax dollars (i.e., Contributions that you did not deduct or exclude from gross income for the tax year when the Contributions were made).

•

The simplified method is used to determine the percentage of Annuity Payments that you may exclude from gross income for a tax year. The percentage you may exclude is calculated by dividing your investment in the contract by your total anticipated payments from the Contract.

Withdrawals.    When you withdraw a portion of your Account Value, under 403(b) and 401(k) contracts, rollover contributions are withdrawn first, vested employer contributions are withdrawn next and then contributions made by the employee. Under 401(a) contracts, rollover contributions are withdrawn first, then after tax employee contributions are withdrawn on a pro rata basis and then employer contributions. If you receive amounts (that are not Annuity Payments) under a Contract when you have an investment in the contract, you generally may exclude a portion of the payments from gross income. You may exclude from gross income an amount determined by dividing your investment in the contract by your vested Account Value as of the date of the distribution. The Internal Revenue Service may indicate another date for valuing Account Values for this purpose.

Single Sum Payments.    If you receive a single sum payment of the Account Value, you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any. Special income tax treatment may be available if a payment constitutes a “lump sum distribution” made from a retirement plan meeting the requirements of Section 401(a) of the Code.

Annuity Payments.    If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the simplified method to determine the amount to exclude from gross income for the tax year of the distribution.

The simplified method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year. If your death occurs before you have recovered the investment in the contract, the unrecovered amount may either be deducted on the final income tax return for your last taxable year or by the Beneficiary.

Special Treatment for Designated Roth Contributions.    If permitted by your Plan, you may irrevocably designate a Contribution as a Designated Roth Contribution, to be deposited into a Designated Roth Account. While a Designated Roth Contribution is not excludable from your gross income when made, a qualified distribution from a Designated Roth Account is not includible in your gross income when distributed.

A qualified distribution is generally a distribution made:

1.	After the end of the five-year period beginning with the year in which you first made a contribution to any Designated Roth Account under the Plan; and

2.	In one of the following circumstances:

a.	You are age 59 1/2 or older, or

b.	You have died or become disabled.

A deemed distribution due to your default on a loan from your Designated Roth Account is not a qualified distribution, even if it otherwise meets these requirements.

The taxable portion of any distribution from a Designated Roth Account that is not a qualified distribution will be determined by applying the general tax concepts described above as if your Designated Roth Account were a separate contract, i.e., by dividing your investment in the contract (i.e. your Designated Roth Contributions) by your Designated Roth Account balance as of the date of the distribution.

Penalty Taxes for Premature Withdrawals

In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on your premature withdrawals, which are withdrawals before you have reached age 59 1/2. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income.

In general, the taxable amount of a withdrawal before you reach age 59 1/2 is not subject to a penalty tax if:

1.	You have died or become disabled;

2.	The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary;

3.

The withdrawals are to pay your medical expenses or those of your spouse or dependents, if the medical expenses would be deductible by you for federal income tax purposes. (Generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 7.5% of the taxpayer’s adjusted gross income);

4.	You ended your employment with the Employer during or after the year you attained age 55; or

5.	You have opted out of participation in a Plan that provides for automatic enrollment within 90 days of your first automatic deferral.

There may be additional exceptions available in certain circumstances, and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

Exclusion of Contributions from Gross Income

403(b) Thrift Plan Contracts.    We offer the Contract for Thrift Plans designed to meet the requirements of Section 403(b) of the Code. Under Section 403(b), Participants who are employees of public schools and organizations that are exempt from tax under Section 501(c)(3) of the Code may exclude from their gross income the Contributions applied to purchase annuity contracts on their behalf. This exclusion is subject to the following limits:

•	The aggregate Contributions per year for each employee cannot exceed the contribution limitation in Section 415(c) of the Code.

•	If you make Contributions under a salary reduction agreement, an additional limitation contained in Section 402(g) of the Code is applicable.

Contributions that you may exclude usually are limited to the smaller amount under these provisions. In general, the limitations are as follows:

•	The Contributions to the Plan cannot exceed the lesser of $56,000 for 2019 (indexed for inflation in later years), or 100% of your includable compensation (before salary reduction contributions);

•

Your contributions through salary reduction may not exceed $19,000 for 2019 (indexed for inflation in subsequent years). A special “catch-up” contribution, available to employees with 15 or more years of service with the same Employer who have not made maximum contributions in prior years, may increase that amount by up to $3,000 per year, to a maximum life-time “catch-up” of $15,000. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $6,000 for 2019 (indexed for inflation in later years). Designated Roth Contributions and Contributions are combined to determine your annual contribution amounts.

Designated Roth Contributions are not excludable from your gross income.

401(a) Thrift Plan Contracts and 401(k) Plans.    You may not exclude or deduct Contributions from your gross income, unless your Plan is subject to Code Section 401(k). For 401(k) plans, you may exclude from gross income your salary reduction Contributions of up to $19,000 for 2019 (indexed for inflation in subsequent years). If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $6,000 for 2019 (indexed for inflation in later years). For SIMPLE 401(k) Plans, that Participant Contribution limit is reduced to $13,000 for 2019 and indexed for inflation in later years. If the Employer’s Plan permits, Participants who are age 50 or older by the end of the calendar year may make an additional contribution of up to $3,000 for 2019 (indexed for inflation in later years). Designated Roth Contributions are included in these limits.

The total amount of Contributions made by you and by the Employer on your behalf for any year is limited to the lesser of $56,000 for 2019 (indexed for inflation in later years) or 100% of your includable compensation (but before any salary reduction contributions that are excludable from gross income).

Contributions by or for you to other employer retirement plans may reduce the above limits for you.

Designated Roth Contributions are not excludable from your gross income.

Minimum Required Distributions

The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions beginning at a certain time (called the “Required Beginning Date”) under any of the Plans for which we issue Contracts. For Plans subject to Code Section 403(b), you may take the required amount from a Contract we have issued, or from other contracts of the same type that you own.

You generally must begin taking distributions of Account Value by April 1 of the year following the year you reach age 70 1⁄2, unless you are still employed. A Plan, however, may require you if you are still employed to begin receiving minimum distributions at age 70 1⁄2.

We will provide explanatory information to Participants before their Required Beginning Dates. If, in any year, you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 50% of the difference between the required minimum and the actual amount you withdrew in that year. In addition, the Plan may make the minimum payment to you without your consent.

Federal tax law provisions concerning distributions upon the death of a Participant may reduce the period over which a Beneficiary may take or defer receipt of the death benefit. See “Our Payment of Account Value to You or a Beneficiary—Death Benefit during the Accumulation Period.”

Federal Estate Taxes

The death benefit payable to your Beneficiary is included in your estate for federal estate tax purposes, except in limited circumstances. See “Obtaining Tax Advice.”

A Beneficiary generally will not receive a “stepped-up basis” for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called “income in respect of a decedent” (IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See “Obtaining Tax Advice.” If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes.

A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary’s particular situation.

Withholding on Annuity Payments and Other Distributions

We are required to withhold federal income tax on Annuity Payments and other distributions, such as single sum distributions or withdrawals. In addition, certain states require us to withhold if federal withholding is applicable. In some instances, you may elect to have us not withhold federal income tax.

Most withdrawals are subject to mandatory automatic 20% federal income tax withholding for any eligible rollover distribution unless you elect to have us pay the withdrawal directly, as a federal income tax-free rollover, to another eligible plan or an IRA. The same rules generally apply to payments of death benefits to a Beneficiary, or to payments to a spouse or former spouse in connection with a divorce or separation decree or court order. A direct rollover to an IRA by a surviving spouse Beneficiary, or a direct transfer to an inherited IRA by a non-spouse Beneficiary, is not subject to federal income tax withholding. For purposes of these withholding and rollover rules, a “spouse” means only a spouse recognized under federal law.

The mandatory 20% tax withholding also does not apply to any distribution that is:

•

one of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary, or a specified period of 10 years or more,

•	a minimum distribution required under Section 401(a)(9) of the Code,

•	a hardship withdrawal if permitted by the Plan, or

•	a qualified distribution from a Designated Roth Account.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless Participant elects not to have federal income tax withheld.

When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or the Beneficiary) of possible elections to be made. Participants and Beneficiaries should carefully review information they receive from us.

YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS

We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Participants. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

We will vote 100% of the shares that a Subaccount owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Value in the same proportion as we vote shares for which we have received voting instructions from Participants. We will determine the number of Accumulation Units attributable to each Participant for purposes of giving voting instructions as of the same record date used by the Underlying Fund. Because there is no required minimum number of shares for which we must receive voting instructions, a small number of participants may control the outcome of the vote.

Each Participant who has the right to give us voting instructions for a shareholders’ meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund’s proxy statement and a voting instructions form to return to us.

We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.

PERFORMANCE INFORMATION FOR THE SUBACCOUNTS

Money Market Fund

From time to time, we may include quotations of the yield and effective yield of the Separate Account’s Money Market Fund in advertisements, sales literature or reports to Participants. These yield figures show historical performance of the Fund assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Fund generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. Yield and Effective Yield are calculated in accordance with SEC standards. Refer to the Statement of Additional Information under the heading “Yield and Performance Information” for more information.

Yield and effective yield for the Money Market Fund will vary based on its expenses and the performance of the Mutual of America Investment Corporation Money Market Fund, which reflects (among other things) changes in market conditions and the level of its expenses. You can lose money invested in the Money Market Fund. The Money Market Fund had negative returns for periods of time in each calendar year from 2009 through 2017, and for certain pricing tiers in 2018.

Total Return of Subaccounts

We may advertise performance related information for the Subaccounts. Performance information for the Subaccounts is based upon past performance and is not an indication of future performance. Total returns are calculated in accordance with SEC standards and such returns are referred to as “standardized total returns.” The standardized total return contained in such advertising is customarily calculated for one, three, five and ten year periods from the later of the Separate Account’s inception or the Subaccount’s inception. Different periods are used if either the Subaccount or the Separate Account has not been in existence for at least ten years. Total return is determined by comparing the value of an investment in the Subaccount at the beginning of the relevant period to the value of that investment at the end of the period, with deductions from total return for the total annual Underlying Fund operating expenses, any contingent deferred sales charge (we do not currently have such charges), and Separate Account Annual Expenses. Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested. Total return for a Subaccount will vary based on its expenses and its performance which reflects (among other things) changes in market conditions.

We may include Average Annual Total Returns reflecting reduced fees available to participants in certain plans as described in “Tables of Annual Expenses” and “Charges under the Contracts” in the Prospectus. We may include non-standardized total returns that predate the inception of the Subaccount, by assuming that the Subaccounts had been included in the Separate Account for periods prior to their inception with the

Separate Account and deducting charges equal to those currently assessed by the Separate Account along with actual total annual Underlying Fund operating expenses. All non-standard total return advertisements are, and must be, accompanied by standardized total returns.

We may also include information in our advertisements that addresses various topics, such as the effects of various current developments on the economy, securities markets, investment strategies and techniques, customer profiles and hypothetical investment scenarios, financial management, tax and retirement planning and other information relevant to investing in the Separate Account and your Contract.

For a detailed description of the methods we use to determine yield and total return for the Separate Account’s Subaccounts, see the Statement of Additional Information.

FUNDING AND OTHER CHANGES WE MAY MAKE

We reserve the right to make certain changes to the structure and operation of the Subaccounts at our discretion and without your prior consent. We may add, delete, or substitute Subaccounts for all contractowners or only for certain classes of contractowners. New or substitute Subaccounts may have different fees and expenses, and may only be offered to certain classes of contractowners. In making changes, we will comply with applicable law and will obtain the approval of Participants and/or the Contractholders, if required.

Substitutions may be made with respect to existing investments or the investment of future purchase payments, or both. We may close Subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The underlying funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of an underlying fund should no longer be available, or if investment in any underlying fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after obtaining any approval that may be required by law or regulation.

We also may:

•	create new Subaccounts of the Separate Account at any time;

•	to the extent permitted by state and federal law, modify, combine or remove Subaccounts in the Separate Account;

•	transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Subaccount to another Subaccount;

•	create additional separate accounts or combine any two or more accounts including the Separate Account;

•

transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

•

operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

•	deregister the Separate Account under the 1940 Act; and

•

operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

We may modify the provisions of the contracts to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law. We will not make any changes without any regulatory approval that may be required and, if we make any such changes, we will provide you with written notice as may be required under applicable law or regulation.

LEGAL PROCEEDINGS

We are engaged in litigation of various kinds, which in our judgment are not likely to have a material adverse effect on the Separate Account, the ability of the Company to perform under its principal underwriting contract with the Separate Account, or the Company’s ability to meet its obligations under the Contracts. There are no legal proceedings pending to which the Separate Account is a party.

OUR STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more information about the Contracts and our operations. It also contains the most recent audited financial statements of Separate Account No. 2 and Mutual of America.

Table of Contents of Statement of Additional Information

Distribution of the Contracts	Periodic Reports
Calculation of Accumulation Unit Values	Independent Registered Public Accounting Firm
Yield and Performance Information	Additional Information
Safekeeping of Separate Account Assets	Financial Statements
State Regulation

How To Obtain a Statement of Additional Information

You may receive a copy of the Statement of Additional Information at no charge by calling 1-800-574-9267 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839.

The Securities and Exchange Commission has an Internet website at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account’s annual financial statement reports through the SEC’s Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-0102. Call 1-202-551-8090 for information on the operation of the SEC’s Public Reference Room.

(Please cut here)

To: Mutual of America Life Insurance Company

Please send me a copy of the Statement of Additional Information dated May 1, 2019 for the Thrift Plan Contract offered by Mutual of America. My name and address are as follows:

Name

Street Address

City	State	Zip

APPENDIX A

UNIT VALUE INFORMATION FOR THE SUBACCOUNTS

The tables below show changes in Accumulation Unit values and in the total number of units outstanding for each Subaccount for the ten year period (or from the commencement of operations if less) to December 31, 2018. The information below for each of the ten years (or less, depending on the start date of each fund) ended December 31, 2018 is excerpted from the financial statements of the Separate Account, which have been audited by KPMG LLP, the Separate Account’s independent registered public accounting firm. The Separate Account’s financial statements for the year ended December 31, 2018, along with KPMG LLP’s report thereon, are available to you free of charge by calling 1-800-468-3785.

We calculate Accumulation Unit values from the net asset values of the Underlying Funds. Information for the Mutual of America Investment Corporation Small Cap Equity Index Fund and Mutual of America Investment Corporation 2060 Retirement Fund, Vanguard Variable Insurance Fund Total Bond Market Index Portfolio, and MFS VIT III Mid Cap Value Portfolio is based on a partial year because the funds were initially available after July 1, 2018 for investments by Separate Account Participants. The Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Delaware VIP® Small Cap Value Series, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and Victory RS Small Cap Growth Equity VIP Series will be available on or after July 1, 2019 for investments by Separate Account Participants.

The tables below show three sets of Accumulation Unit values that reflect the highest and lowest levels of annual expenses for active Contracts (Standard Units and Tier 1 Reduced Fee Units, respectively) and the annual expenses for Inactive Contracts. The information for all other Accumulation Unit values, including Tier 2, Tier 3, Tier 4 and Tier 5 Reduced Fee Units, can be found in the SAI. You may obtain a free copy of the SAI by writing to us at 320 Park Avenue, New York, New York 10022-6839 or by calling 1-800-574-9267.

Standard Units (1.35% Separate Account Annual Expenses) (a)

	Mutual of America Investment Corporation Equity Index Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$7.073	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783	$2.227

Unit value, end of year	$7.000	$7.073	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783

Thousands of accumulation units outstanding, end of year	8,000	8,490	31,834	53,148	57,445	55,789	59,193	61,506	66,679	68,767

	Mutual of America Investment Corporation All America Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$19.610	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147	$6.560

Unit value, end of year	$19.000	$19.610	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147

Thousands of accumulation units outstanding, end of year	1,000	1,124	5,622	9,653	10,455	11,577	12,478	13,523	15,222	16,090

	Mutual of America Investment Corporation Small Cap Value Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.436	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091	$0.851

Unit value, end of year	$2.000	$2.436	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091

Thousands of accumulation units outstanding, end of year	7,000	7,886	30,421	48,899	52,895	60,755	65,627	71,636	75,792	72,395

(a)

Separate Account Annual Expenses are 1.35%. Performance between August 1, 2010 and June 30, 2017 reflects Separate Account Annual Expenses of 1.20%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.90%.

	Mutual of America Investment Corporation Small Cap Growth Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.494	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023	$0.809

Unit value, end of year	$2.000	$2.494	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023

Thousands of accumulation units outstanding, end of year	9,000	9,932	34,526	58,519	59,683	73,999	70,509	79,438	81,486	75,326

	Mutual of America Investment Corporation Small Cap Equity Index Fund (Standard)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

	Mutual of America Investment Corporation Mid Cap Value Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.232	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013	$0.816

Unit value, end of year	$2.000	$2.232	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013

Thousands of accumulation units outstanding, end of year	2,000	2,882	9,510	15,486	18,280	15,364	14,987	15,772	15,980	13,566

	Mutual of America Investment Corporation Mid-Cap Equity Index Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$4.779	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808	$1.335

Unit value, end of year	$4.000	$4.779	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808

Thousands of accumulation units outstanding, end of year	8,000	8,925	33,482	58,446	63,510	69,280	66,532	70,910	69,874	71,371

	Mutual of America Investment Corporation Composite Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$10.478	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775	$4.920

Unit value, end of year	$10.000	$10.478	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775

Thousands of accumulation units outstanding, end of year	1,000	1,347	6,487	10,951	11,632	12,383	13,626	14,678	16,413	17,127

	Mutual of America Investment Corporation International Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.040	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715	$0.576

Unit value, end of year	$1.000	$1.040	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715

Units Outstanding (000’s), end of year	2,000	2,619	7,235	9,614	8,706	9,019	9,256	7,800	6,707	4,534

	Mutual of America Investment Corporation Money Market Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.326	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560	$2.586

Unit value, end of year	$2.000	$2.326	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560

Thousands of accumulation units outstanding, end of year	2,000	2,589	7,992	9,755	11,341	12,778	15,265	17,362	20,295	22,906

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Mid-Term Bond Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.406	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060	$1.869

Unit value, end of year	$2.000	$2.406	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060

Thousands of accumulation units outstanding, end of year	4,000	4,048	13,855	23,061	24,803	27,517	33,149	35,372	38,104	34,644

	Mutual of America Investment Corporation Bond Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$6.402	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037	$4.435

Unit value, end of year	$6.000	$6.402	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037

Thousands of accumulation units outstanding, end of year	3,000	3,310	12,112	19,149	20,888	21,938	23,438	23,165	21,945	19,352

	Mutual of America Investment Corporation Retirement Income Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.504	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031	$0.895

Unit value, end of year	$1.000	$1.504	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031

Units Outstanding (000’s), end of year	2,000	2,351	7,316	11,481	10,750	9,177	8,962	8,162	5,971	3,904

	Mutual of America Investment Corporation 2010 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.524	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951	$0.801

Unit value, end of year	$1.000	$1.524	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951

Units Outstanding (000’s), end of year	500	595	2,482	6,188	6,133	6,527	7,087	7,327	7,227	7,308

	Mutual of America Investment Corporation 2015 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.545	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912	$0.759

Unit value, end of year	$1.000	$1.545	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912

Units Outstanding (000’s), end of year	4,000	4,771	15,943	35,223	36,928	37,589	39,009	36,243	33,377	22,505

	Mutual of America Investment Corporation 2020 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.583	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871	$0.714

Unit value, end of year	$1.000	$1.583	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871

Units Outstanding (000’s), end of year	16,000	16,481	50,676	77,960	69,565	64,446	52,040	42,477	34,563	23,701

	Mutual of America Investment Corporation 2025 Retirement Fund (Standard)
		2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.670	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686

Unit value, end of year	$1.000	$1.670	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851

Units Outstanding (000’s), end of year	22,000	22,979	57,910	78,228	67,887	63,819	53,778	41,690	32,390	20,565

	Mutual of America Investment Corporation 2030 Retirement Fund (Standard)
		2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.749	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672

Unit value, end of year	$1.000	$1.749	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842

Units Outstanding (000’s), end of year	19,000	19,302	46,573	57,899	50,653	47,430	41,160	33,092	24,247	16,971

	Mutual of America Investment Corporation 2035 Retirement Fund (Standard)
		2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.767	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651

Unit value, end of year	$1.000	$1.767	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819

Units Outstanding (000’s), end of year	16,000	16,696	41,698	47,810	41,438	38,511	33,044	25,363	20,271	12,881

	Mutual of America Investment Corporation 2040 Retirement Fund (Standard)
		2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.767	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641

Unit value, end of year	$1.000	$1.767	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812

Units Outstanding (000’s), end of year	15,000	15,386	34,955	38,613	35,020	35,092	30,913	24,331	18,624	11,295

	Mutual of America Investment Corporation 2045 Retirement Fund (Standard)
		2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.754	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638

Unit value, end of year	$1.000	$1.754	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806

Units Outstanding (000’s), end of year	17,000	17,913	42,672	46,205	42,514	41,653	37,864	28,787	21,213	12,807

	Mutual of America Investment Corporation 2050 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.716	$1.475	$1.335	$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$1.000	$1.716	$1.475	$1.335	$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year	10,000	10,677	19,943	15,046	9,097	4,702	493

	Mutual of America Investment Corporation 2055 Retirement Fund (Standard)
	2018	2017	2016(2)
Unit value, beginning of period/year	$1.208	$1.037	$1.000

Unit value, end of period/year	$1.000	$1.208	$1.037

Units Outstanding (000’s), end of period/year	2,000	2,159	451

	Mutual of America Investment Corporation 2060 Retirement Fund (Standard)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Units Outstanding (000’s), end of period	100

	Mutual of America Investment Corporation Conservative Allocation Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.901	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259	$1.096

Unit value, end of year	$1.000	$1.901	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259

Thousands of accumulation units outstanding, end of year	5,000	5,725	15,175	25,936	25,746	23,231	23,645	19,459	17,239	13,280

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation Moderate Allocation Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.469	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342	$1.117

Unit value, end of year	$2.000	$2.469	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342

Thousands of accumulation units outstanding, end of year	12,000	12,064	34,284	54,387	55,236	57,199	56,603	51,632	51,013	45,667

	Mutual of America Investment Corporation Aggressive Allocation Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.957	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391	$1.117

Unit value, end of year	$2.000	$2.957	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391

Thousands of accumulation units outstanding, end of year	9,000	9,194	25,450	36,104	37,261	39,964	42,816	42,489	41,698	41,229

	Fidelity VIP Equity-Income Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$79.454	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642	$27.593

Unit value, end of year	$79.000	$79.454	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642

Thousands of accumulation units outstanding, end of year	200	296	1,301	2,026	2,291	2,482	2,646	2,871	3,148	3,325

	Fidelity VIP Asset Manager Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$50.068	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233	$23.604

Unit value, end of year	$50.000	$50.068	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233

Thousands of accumulation units outstanding, end of year	200	261	898	1,525	1,634	1,740	1,961	2,042	2,202	2,303

	Mutual of America Investment Corporation 2050 Retirement Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012(1)

	Fidelity VIP Contrafund® Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$92.920	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119	$29.057

Unit value, end of year	$92.000	$92.920	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119

Thousands of accumulation units outstanding, end of year	600	670	2,751	5,014	5,386	5,767	6,355	6,811	7,505	7,863

	Fidelity VIP Mid Cap Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$87.882	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438	$26.940

Unit value, end of year	$87.000	$87.882	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438

Thousands of accumulation units outstanding, end of year	200	205	683	1,217	1,328	1,504	1,585	1,763	2,121	1,821

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$29.471	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817	$10.985

Unit value, end of year	$29.000	$29.471	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817

Thousands of accumulation units outstanding, end of year	500	533	1,776	3,415	3,838	3,578	3,570	3,279	3,101	2,945

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

	Vanguard Variable Insurance Fund International Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$35.678	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522	$13.796

Unit value, end of year	$35.000	$35.678	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522

Thousands of accumulation units outstanding, end of year	800	833	2,890	4,878	5,122	5,664	4,237	4,409	4,520	4,567

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Standard)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$16.980	$16.414	$15.330	$15.178	$11.807	$12.330

Unit value, end of period/year	$16.000	$16.980	$16.414	$15.330	$15.178	$11.807

Thousands of accumulation units outstanding, end of period/year	200	263	899	1,384	1,756	150

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Standard)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

	American Century VP Capital Appreciation Fund (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$48.104	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051	$14.723

Unit value, end of year	$48.000	$48.104	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051

Thousands of accumulation units outstanding, end of year	500	543	2,235	4,209	4,094	4,833	5,350	5,501	5,890	5,766

	American Funds Insurance Series New World Fund® (Standard)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$29.545	$23.067	$22.109	$23.058	$25.268	$23.490

Unit value, end of period/year	$29.000	$29.545	$23.067	$22.109	$23.058	$25.268

Thousands of accumulation units outstanding, end of period/year	46	46	79	110	79	34

	Calvert VP SRI Balanced Portfolio (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$5.753	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197	$2.575

Unit value, end of year	$5.000	$5.753	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197

Thousands of accumulation units outstanding, end of year	2,000	2,952	8,765	12,937	13,495	14,532	15,622	15,892	16,772	16,832

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	DWS Capital Growth VIP (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$89.814	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093	$27.911

Unit value, end of year	$89.000	$89.814	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093

Thousands of accumulation units outstanding, end of year	300	312	1,495	2,472	2,411	2,590	2,959	3,166	3,631	3,818

	MFS VIT III Mid Cap Value Portfolio (Standard)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

	Oppenheimer Main Street Fund®/VA (Standard)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$48.133	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837	$15.603

Unit value, end of year	$48.000	$48.133	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837

Thousands of accumulation units outstanding, end of year	100	123	346	525	566	501	526	435	460	444

	PIMCO Variable Insurance Trust Real Return Portfolio (Standard)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.483	$13.134	$12.640	$13.131	$12.879	$13.220

Unit value, end of period/year	$13.000	$13.483	$13.134	$12.640	$13.131	$12.879

Thousands of accumulation units outstanding, end of period/year	100	111	266	508	577	196

	T. Rowe Price Blue Chip Growth Portfolio (Standard)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.093	$22.351	$22.412	$20.398	$18.892	$16.420

Unit value, end of period/year	$30.000	$30.093	$22.351	$22.412	$20.398	$18.892

Thousands of accumulation units outstanding, end of period/year	400	483	746	2,120	649	191

Tier 1 Reduced Fee (0.25% Separate Account Annual Expenses) Units(b)

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$7.639	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$7.000	$7.639	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	8,000	8,924	11,144	10,864	26,165	23,153	21,083	19,183	18,116

(b)

Separate Account Annual Expenses are 0.25%. Performance between July 1, 2015 and June 30, 2017 reflects Separate Account Annual Expenses of 0.35%. Performance prior to July 1, 2015 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on August 1, 2010.

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	All America Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$21.179	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$21.000	$21.179	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	1,000	1,382	1,552	1,692	3,856	3,887	3,757	3,657	3,693

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Small Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.631	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, end of year/period	$2.000	$2.631	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	7,000	7,719	9,438	9,641	24,315	23,684	22,328	20,423	18,868

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Small Cap Growth Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.694	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.000	$2.694	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	9,000	9,020	10,183	10,836	26,691	27,028	23,200	21,888	19,920

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Small Cap Equity Index Fund
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Mid Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.410	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.000	$2.410	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	3,000	3,061	3,860	3,381	7,877	6,729	5,404	4,288	3,722

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Mid-Cap Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$5.162	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$5.000	$5.162	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	8,000	8,889	10,650	10,451	28,504	27,009	22,051	19,637	17,743

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Composite Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$11.316	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$11.000	$11.316	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	1,000	1,328	1,619	1,635	4,431	4,372	4,075	3,751	3,856

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	International Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.113	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$1.000	$1.113	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	2,000	2,770	3,069	2,771	6,410	5,878	4,369	2,833	1,800

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Money Market Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.513	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.000	$2.513	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	2,000	2,031	2,471	2,117	6,948	6,854	6,022	5,468	4,745

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Mid-Term Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.599	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Small Cap Growth Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, end of year/period	$2.000	$2.599	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	3,000	3,909	5,332	5,036	14,698	13,601	13,311	11,695	10,249

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.915	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$6.000	$6.915	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	3,000	3,320	3,930	3,759	10,994	9,702	8,320	7,059	5,497

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Retirement Income Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.609	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.000	$1.609	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	2,000	2,609	5,905	3,478	8,213	4,455	3,102	2,436	1,767

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2010 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.630	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.000	$1.630	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	1,000	1,213	2,107	1,975	4,839	4,391	4,048	4,134	3,147

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2015 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.653	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.000	$1.653	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	7,000	7,378	9,460	8,894	23,681	19,888	15,830	12,380	9,225

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2020 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.694	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.000	$1.694	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	21,000	21,705	29,605	24,967	53,657	39,323	26,973	19,595	12,436

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2025 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.787	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$1.000	$1.787	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	27,000	27,797	29,959	23,883	50,395	34,873	24,238	15,365	9,411

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2030 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.871	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$1.000	$1.871	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	23,000	23,010	22,992	18,503	39,955	27,662	19,813	13,168	7,037

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2035 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.891	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$1.000	$1.891	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	17,000	17,731	18,494	14,718	32,459	22,875	16,021	10,303	6,773

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2040 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.890	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$1.000	$1.890	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	13,000	13,423	14,291	11,938	29,158	21,648	14,824	8,974	5,981

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2045 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.876	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$1.000	$1.876	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	15,000	15,677	16,024	13,333	36,538	28,752	20,104	11,671	6,396

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2050 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.791	$1.524	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.000	$1.791	$1.524	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	7,000	7,565	6,602	3,766	6,508	2,556	71

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2055 Retirement Fund
	2018	2017	2016(2)
Unit value, beginning of year/period	$1.222	$1.039	$1.000

Unit value, end of year/period	$1.000	$1.222	$1.039

Thousands of accumulation units outstanding, end of year/period	1,000	1,054	58

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2060 Retirement Fund
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Conservative Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.053	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$2.000	$2.053	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	4,000	4,731	5,636	5,129	12,387	9,283	8,127	6,095	4,383

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Moderate Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.666	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$2.000	$2.666	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	9,000	9,913	13,369	12,904	30,595	26,308	21,064	16,381	13,906

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	Aggressive Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$3.191	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

	Mutual of America Investment Corporation (Tier 1 Reduced Fee)
	2035 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, end of year/period	$3.000	$3.193	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	6,000	6,467	8,348	8,639	21,351	19,022	16,619	13,411	10,681

	Fidelity VIP Equity-Income Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$85.810	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$85.000	$85.810	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	300	340	451	443	1,181	1,144	1,027	953	892

	Fidelity VIP Asset Manager Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$54.072	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$54.000	$54.072	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	200	246	341	360	984	941	842	721	632

	Fidelity VIP Contrafund® Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$100.357	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$100.000	$100.357	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	700	744	949	1,041	2,491	2,398	2,253	2,097	1,939

	Fidelity VIP Mid Cap Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$94.916	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$94.000	$94.916	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	200	223	286	304	720	701	593	507	455

	Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$31.826	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$31.000	$31.826	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	500	570	708	721	1,786	1,514	1,245	988	753

	Vanguard Variable Insurance Fund International Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$38.529	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$38.000	$38.529	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	800	878	1,115	1,182	2,945	2,779	1,815	1,489	1,216

	Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$17.592	$16.841	$15.597	$15.323	$11.837	$12.330

Unit value, end of year/period	$17.000	$17.592	$16.841	$15.597	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	200	225	349	231	570	56

	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 1 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

	American Century VP Capital Appreciation Fund (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.948	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$51.000	$51.948	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	500	571	704	785	1,790	1,754	1,702	1,453	1,410

	American Funds Insurance Series New World Fund® (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$30.609	$23.667	$22.494	$23.279	$25.333	$23.490

Unit value, end of year/period	$30.000	$30.609	$23.667	$22.494	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	40	41	37	27	40	16

	Calvert VP SRI Balanced Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.213	$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$6.000	$6.213	$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	800	831	1,893	1,828	5,300	4,901	4,576	3,992	2,976

	DWS Capital Growth VIP (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$96.992	$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$96.000	$96.992	$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	300	378	450	505	1,079	1,028	1,027	979	1,012

	MFS VIT III Mid Cap Value Portfolio
	(Tier 1 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

	Oppenheimer Main Street Fund®/VA (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.980	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$51.000	$51.980	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	100	137	161	132	306	263	228	168	148

	PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$13.967	$13.475	$12.867	$13.262	$12.912	$13.220

Unit value, end of year/period	$13.000	$13.967	$13.475	$12.867	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	80	83	96	77	242	33

	T. Rowe Price Blue Chip Growth Portfolio (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$31.177	$22.933	$22.803	$20.594	$18.940	$16.420

Unit value, end of year/period	$31.000	$31.177	$22.933	$22.803	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	500	519	292	329	246	62

	American Century VP Capital Appreciation Fund (Tier 1 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010

Inactive (1.65% Separate Account Annual Expenses)(c)

		Mutual of America Investment Corporation Equity Index Fund (Inactive)		Mutual of America Investment Corporation All America Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$7.063	$6.395	$19.581	$17.846

Unit value, end of period	$7.000	$7.063	$19.000	$19.581

Thousands of accumulation units outstanding, end of period	10,000	10,676	2,000	2,635

		Mutual of America Investment Corporation Small Cap Value Fund (Inactive)		Mutual of America Investment Corporation Small Cap Growth Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$2.433	$2.307	$2.490	$2.254

Unit value, end of period	$2.000	$2.433	$2.000	$2.490

Thousands of accumulation units outstanding, end of period	10,000	10,486	11,000	11,993

		Mutual of America Investment Corporation Small Cap Equity Index Fund (Inactive)
	2018(4)
Unit value, beginning of period
Unit value, end of period
Thousands of accumulation units outstanding, end of period

(c)	The units were initially offered for availability on July 1, 2017

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		Mutual of America Investment Corporation Mid Cap Value Fund (Inactive)		Mutual of America Investment Corporation Mid-Cap Equity Index Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$2.229	$2.035	$4.773	$4.391

Unit value, end of period	$2.000	$2.229	$4.000	$4.773

Thousands of accumulation units outstanding, end of period	1,000	1,807	9,000	9,251

		Mutual of America Investment Corporation Composite Fund (Inactive)		Mutual of America Investment Corporation International Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$10.463	$9.792	$1.039	$0.961

Unit value, end of period	$10.000	$10.463	$1.000	$1.039

Thousands of accumulation units outstanding, end of period	2,000	2,785	900	925

		Mutual of America Investment Corporation Money Market Fund (Inactive)		Mutual of America Investment Corporation Mid-Term Bond Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$2.323	$2.331	$2.403	$2.411

Unit value, end of period	$2.000	$2.323	$2.000	$2.403

Thousands of accumulation units outstanding, end of period	2,000	2,456	3,000	3,860

		Mutual of America Investment Corporation Equity Index Fund (Inactive)		Mutual of America Investment Corporation All America Fund (Inactive)
	2018	2017	2018	2017

		Mutual of America Investment Corporation Bond Fund (Inactive)		Mutual of America Investment Corporation Retirement Income Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$7.063	$6.382	$1.501	$1.463

Unit value, end of period	$7.000	$6.393	$1.000	$1.501

Thousands of accumulation units outstanding, end of period	10,000	3,133	900	963

		Mutual of America Investment Corporation 2010 Retirement Fund (Inactive)		Mutual of America Investment Corporation 2015 Retirement Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$1.521	$1.470	$1.542	$1.480

Unit value, end of period	$1.000	$1.521	$1.000	$1.542

Thousands of accumulation units outstanding, end of period	300	330	1,000	1,991

		Mutual of America Investment Corporation 2020 Retirement Fund (Inactive)		Mutual of America Investment Corporation 2025 Retirement Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$1.581	$1.501	$1.668	$1.569

Unit value, end of period	$1.000	$1.581	$1.000	$1.668

Thousands of accumulation units outstanding, end of period	5,000	5,402	5,000	5,328

		Mutual of America Investment Corporation 2030 Retirement Fund (Inactive)		Mutual of America Investment Corporation 2035 Retirement Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$1.746	$1.628	$1.764	$1.636

Unit value, end of period	$1.000	$1.746	$1.000	$1.764

Thousands of accumulation units outstanding, end of period	3,000	3,880	3,000	3,303

		Mutual of America Investment Corporation 2040 Retirement Fund (Inactive)		Mutual of America Investment Corporation 2045 Retirement Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$1.764	$1.633	$1.751	$1.619

Unit value, end of period	$1.000	$1.764	$1.000	$1.751

Thousands of accumulation units outstanding, end of period	4,000	4,096	4,000	4,820

		Mutual of America Investment Corporation 2050 Retirement Fund (Inactive)		Mutual of America Investment Corporation 2055 Retirement Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$1.714	$1.583	$1.206	$1.114

Unit value, end of period	$1.000	$1.714	$1.000	$1.206

Thousands of accumulation units outstanding, end of period	900	940	20	25

		Mutual of America Investment Corporation 2010 Retirement Fund (Inactive)		Mutual of America Investment Corporation 2015 Retirement Fund (Inactive)
	2018	2017	2018	2017

		Mutual of America Investment Corporation 2060 Retirement Fund (Inactive)
	2018(4)
Unit value, beginning of period
Unit value, end of period
Thousands of accumulation units outstanding, end of period

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		Mutual of America Investment Corporation Conservative Allocation Fund (Inactive)		Mutual of America Investment Corporation Moderate Allocation Fund (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$1.898	$1.844	$2.465	$2.329

Unit value, end of period	$1.000	$1.898	$2.000	$2.465

Thousands of accumulation units outstanding, end of period	2,000	2,100	5,000	5,183

		Mutual of America Investment Corporation Aggressive Allocation Fund (Inactive)		Fidelity VIP Equity-Income Portfolio (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$2.953	$2.749	$79.340	$73.761

Unit value, end of period	$2.000	$2.953	$79.000	$79.340

Thousands of accumulation units outstanding, end of period	4,000	4,741	400	444

		Fidelity VIP Asset Manager Portfolio (Inactive)		Fidelity VIP Contrafund® Portfolio (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$49.995	$47.369	$92.786	$85.570

Unit value, end of period	$49.000	$49.995	$92.000	$92.786

Thousands of accumulation units outstanding, end of period	200	250	900	979

		Fidelity VIP Mid Cap Portfolio (Inactive)		Vanguard Variable Insurance Fund Diversified Value Portfolio (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$87.754	$79.729	$29.428	$27.999

Unit value, end of period	$87.000	$87.754	$29.000	$29.428

Thousands of accumulation units outstanding, end of period	100	143	300	327

		Vanguard Variable Insurance Fund International Portfolio (Inactive)		Vanguard Variable Insurance Fund Real Estate Index Portfolio (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$35.626	$31.255	$16.956	$16.731

Unit value, end of period	$35.000	$35.626	$16.000	$16.956

Thousands of accumulation units outstanding, end of period	700	758	90	92

		Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Inactive)
	2018(4)
Unit value, beginning of period
Unit value, end of period
Thousands of accumulation units outstanding, end of period

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		American Century VP Capital Appreciation Fund (Inactive)		American Funds Insurance Series New World Fund® (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$48.034	$44.128	$29.503	$26.274

Unit value, end of period	$48.000	$48.034	$29.000	$29.503

Thousands of accumulation units outstanding, end of period	700	739	7	7

		Mutual of America Investment Corporation Aggressive Allocation Fund (Inactive)		Fidelity VIP Equity-Income Portfolio (Inactive)
	2018	2017	2018	2017

		Calvert VP SRI Balanced Portfolio (Inactive)		DWS Capital Growth VIP (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$5.745	$5.441	$89.683	$81.659

Unit value, end of period	$5.000	$5.745	$89.000	$89.683

Thousands of accumulation units outstanding, end of period	2,000	2,243	700	746

		MFS VIT III Mid Cap Value Portfolio (Inactive)
	2018(4)
Unit value, beginning of period
Unit value, end of period
Thousands of accumulation units outstanding, end of period

		Oppenheimer Main Street Fund®/VA (Inactive)		PIMCO Variable Insurance Trust Real Return Portfolio (Inactive)
	2018	2017	2018	2017
Unit value, beginning of period	$48.064	$45.408	$13.464	$13.248

Unit value, end of period	$48.000	$48.064	$13.000	$13.464

Thousands of accumulation units outstanding, end of period	60	67	20	22

		T. Rowe Price Blue Chip Growth Portfolio (Inactive)
	2018	2017
Unit value, beginning of period	$30.049	$26.501

Unit value, end of period	$30.000	$30.049

Thousands of accumulation units outstanding, end of period	200	243

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

The dates the Subaccounts commenced operation or became available as sub-accounts are as follows:

Mutual of America Investment Corporation Money Market, All America, Bond and Composite Funds—January 1, 1985; DWS Capital Growth VIP, and American Century VP Capital Appreciation Fund—January 3, 1989; Calvert VP SRI Balanced Portfolio (Formerly named Calvert Variable Series, Inc., Social Balanced Portfolio)—May 13, 1991; Mutual of America Investment Corporation Equity Index and Mid-Term Bond Funds—February 5, 1993; Fidelity VIP Equity-Income, Fidelity VIP Contrafund® and Asset

Manager Portfolios—May 1, 1995; Mutual of America Investment Corporation Mid-Cap Equity Index Fund—May 3, 1999; Mutual of America Investment Corporation Conservative, Moderate and Aggressive Allocation Funds—May 20, 2003; Mutual of America Investment Corporation Small Cap Value, Small Cap Growth and Mid Cap Value Funds—July 1, 2005; Mutual of America Investment Corporation International Fund, Retirement Income Fund and 2010, 2015, 2020, 2025, 2030, 2035, 2040, and 2045 Retirement Funds—November 5, 2007; Oppenheimer Main Street Fund®/VA, the Fidelity VIP Mid Cap Portfolio, the Vanguard Variable Insurance Fund Diversified Value and International Portfolios—July 1, 2005; Mutual of America Investment Corporation 2050 Retirement Fund—October 1, 2012; American Funds Insurance Series New World Fund, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Vanguard Variable Insurance Fund Real Estate Index Portfolio—August 5, 2013 for investments by Separate Account Participants; Mutual of America Investment Corporation 2055 Retirement Fund—October 1, 2016; and Mutual of America Investment Corporation Small Cap Equity Index Fund, Mutual of America Investment Corporation 2060 Retirement Fund, Vanguard Variable Insurance Fund Total Bond Market Index Portfolio, and MFS VIT III Mid Cap Value Portfolio – July 2, 2018; and Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Delaware VIP® Small Cap Value Series, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and Victory RS Small Cap Growth Equity VIP Series will become available on or after July 1, 2019 for investments by Separate Account Participants.

APPENDIX B

GENERAL ACCOUNT OPERATIONS

This Appendix B provides more information about our General Account’s operations and the risks of allocating Contributions to the General Account compared to allocating Contributions to the Separate Account. Contributions held in our General Account may pose different risks to Participants and Plans than Contributions supported by assets of our Separate Account.

When a Participant or Plan allocates contributions to our General Account, the contributions are commingled with our corporate funds and assets (excluding Separate Account assets and special deposit funds). We combine in our General Account contributions and premiums from all lines of business. Assets in our General Account are not segregated for the exclusive benefit of any particular policy or obligation, although experience rated General Account policies may share in the experience of the General Account through interest credits, dividends or rate adjustments.

We invest the pooled amounts in our General Account. Most General Account investments are maintained at book value (relating to our purchase price for the investments), while Separate Account investments are maintained at market value, which fluctuates according to market conditions.

Our General Account assets in the aggregate support our General Account obligations under all of our insurance contracts, including (but not limited to) our individual and group life, health, disability, fixed annuity contracts and variable accumulation annuity contracts (other than separate account obligations). General Account assets also are available to us for the conduct of our routine business activities, such as the payment of salaries, rent, other ordinary business expenses and dividends. In the event of our insolvency, funds in our General Account would be available to meet the claims of our general creditors, after payment of amounts due under certain priority claims, including certain amounts owed to Participants. Participants should consider our claims paying ability and financial strength when allocating amounts to the General Account.

We determine and periodically declare the fixed interest rate return (referred to as the credited interest rate) to be credited to amounts under the Contracts held in our General Account, including the extent and frequency credited interest rates may be changed. We also determine the manner in which interest is credited during the term of the Contracts and upon their termination. Members of Mutual of America’s senior management in their discretion from time to time determine credited interest rates upon consideration of the following factors:

•	Reasonable classifications of different types of policies.

•

Expected benefit payments, expenses (including the on-going costs of business operations), risk charges, mortality, persistency and actual investment earnings properly allocable to each class of policies, under generally accepted actuarial and accounting principles.

•

The ability of each class of policies to be self-supporting over the long run and, in addition, to allow for a permanent contribution to our surplus of such magnitude that in combination with similarly derived contributions from all classes of policies, our long-term financial strength and stability will be assured so that we can meet our long-term obligations to policyholders. In doing so, there is no requirement that each class of policies make a contribution to surplus every year, since uneven incidence of expenses and experience fluctuations may make that impractical.

•

The potential impact of any credited interest rate decision on both short-term and long-term operating gains or losses, including the immediate and long-term impact on our surplus position, as well as the impact of current and anticipated economic and financial market conditions.

•	Compliance with applicable statutory and regulatory requirements.

•	Competitiveness of rates in light of industry practices and trends current at the time.

We use an overall portfolio approach for determining credited interest rates. This means that one rate is applied to all amounts placed in our General Account for each class of contracts without regard to when such amounts were deposited to our General Account. The credited interest rate, when declared, is applied on a daily basis to all funds accumulated in the General Account. We reserve the right to change this credited rate at any time. The credited interest rate may not be less than the minimum rate, if any, set forth in your Contract. If we declare a credited interest rate higher than such minimum rate, if any, set forth in your Contract, the higher credited interest rate will remain in effect until changed.

All amounts accumulated in our General Account (including credited interest) for Participants are guaranteed by us. Amounts held for a Participant are payable in full upon the Participant’s request for transfer, payment, withdrawal or discontinuance, subject to Plan provisions, the deduction of any otherwise payable administrative charges and subject to any amounts that serve as collateral for loans under a Plan. Generally, Contractholders are provided with a written notice of any changes to the interest rates applicable to amounts in our General Account, prior to the implementation. The credited interest rate applicable to amounts in our General Account is indicated in Participants’ quarterly statements.

We determine the administrative charges, fees, expenses or other amounts (referred to as administrative charges) that are, or may be, assessed against the General Account or Separate Account or deducted by us from Account Values maintained by Participants in the General Account and Subaccounts, including the extent and frequency with which such administrative charges may be modified. Periodically, we review the administrative charges under the Contracts, taking into consideration the types of factors listed above for determining credited interest rates. Subject to the restrictions referred to in the Prospectus, we reserve the right to change the administrative charges. We also reserve the right to change the services we make available to Contractholders and Participants. We will provide written notices to Contractholders, and to Participants when required, when administrative charges are amended, modified, added or deleted, prior to the imposition of any change. Administrative charges are usually payable on a monthly basis, but may be payable on the occurrence of certain events. Each Participant’s quarterly statements reflect direct deductions from the Participant’s Account Value in the Separate Account or General Account. The Annual Pension Fund Report to Contractholders also reflects deductions and charges paid by the Contractholders.

A plan’s legal rights vary for contract amounts under our General Account and Separate Account. In general, we are subject to ERISA’s fiduciary responsibility provisions with respect to the assets of a separate account (other than a separate account registered under the Investment Company Act of 1940 such as the Separate Account) to the extent the investment performance of such assets is passed directly through to plan participants or contractholders. ERISA requires insurers, in administering separate account assets that are subject to ERISA’s fiduciary rules, to act solely in the interest of a plan’s participants and beneficiaries; prohibits self-dealing and conflicts of interest; and requires insurers to adhere to a prudent standard of care. In contrast, ERISA’s fiduciary rules generally do not apply to assets held in the general account of an insurance company if the general account meets the definition of “guaranteed benefit policy” under Section 401(b)(2)(B) of ERISA. We believe that our General Account meets the definition of “guaranteed benefit policy,” and therefore assets held in our General Account are not “plan assets” under ERISA.

State regulation is typically more restrictive with respect to our General Account than our Separate Account. However, state insurance regulation may not provide the same level of protection to plan participants as ERISA regulation. In addition, our General Account contracts often include various guarantees under which we assume risks relating to the funding and distribution of benefits. We do not provide any guarantees with respect to the investment returns on allocations to the Separate Account.

STATEMENT OF ADDITIONAL INFORMATION

FOR

GROUP AND INDIVIDUAL VARIABLE ACCUMULATION ANNUITY CONTRACTS

Issued By

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

320 Park Avenue

New York, New York 10022-6839

Through its

SEPARATE ACCOUNT NO. 2

This Statement of Additional Information (“SAI”) expands upon subjects we discuss in the current Prospectuses for the Contracts that we offer (“Contracts”).

You may obtain a copy of the Prospectus, dated May 1, 2019, by calling 1-800-574-9267 or by writing to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022-6839. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.

This Statement Of Additional Information Is Not A Prospectus And You Should Read It In Conjunction With The Prospectus For The Contracts.

Dated: May 1, 2019

DISTRIBUTION OF THE CONTRACTS

Mutual of America Life Insurance Company (“Mutual of America” or the “Company” or “we” or “us” or “our”) is a mutual life insurance company organized under the laws of the state of New York and we are authorized to transact business in 50 states and the District of Columbia. Our home office address is 320 Park Avenue, New York, New York 10022.

Mutual of America is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection and distribution of proceeds of shares of the Underlying Funds bought and sold by the Separate Account.

Mutual of America serves as principal underwriter for the Separate Account and the Contracts. We offer the Contracts for sale on a continuous basis through certain of our employees. The only compensation we pay for sales of the Contracts is in the form of salary and incentive compensation if the Company’s annual goals and objectives are met. There are no commissions or fees payable to other persons or entities for sales of the Contracts. The registered representatives who sell the Contracts are eligible to receive a yearly cash incentive payment based largely on aggregate sales by all representatives in the representative’s office compared to sales targets we established for the office in that year, which may be increased based on individual performance in relation to individual sales objectives. Representatives and certain staff from the top five regional offices, as well as other high performing representatives, will receive a trip to a sales conference.

We are registered with the Securities and Exchange Commission (“SEC”) as a broker-dealer and are a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives.

We have no arrangements with any persons or entities to permit frequent transfers of contract value and no such arrangements are permitted.

CALCULATION OF ACCUMULATION UNIT VALUES

When a Participant allocates or transfers Account Value to a Subaccount, the Participant’s interest in the Subaccount is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. If any plans are eligible for the Reduced Fee as set forth in the Prospectus, a particular Subaccount will have Accumulation Unit values which reflect Separate Account charges applicable to plans that are not eligible for the Reduced Fee, and will also have Accumulation Units which reflect Separate Account charges for plans that are eligible for the Reduced Fee. To determine the change in a Subaccount’s Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Change Factor.

For Subaccounts that invest in shares of the Mutual of America Investment Corporation Funds, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

the ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Subaccount with respect to that Valuation Period, to (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

(b)

1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

For Subaccounts that invest in shares of the Fidelity, Vanguard, Goldman, American Century, American Funds, Calvert, Delaware, DWS, MFS, Neuberger Berman, Oppenheimer, PIMCO, T. Rowe Price or Victory Portfolios, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)

the ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier* for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend Multiplier for the preceding Valuation Period, divided by

(b)

1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

* The Cumulative Dividend Multiplier is calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier.

Additional Unit Value Information for the Subaccounts

(Thrift, TDA/VEC and 457 Contracts)

The tables shown below show changes in Accumulation Unit values and in the total number of units outstanding for each Subaccount for the ten year period (or from the commencement of operations if less) to December 31, 2018. The information below for each of the ten years (or less, depending on the start date of each fund) ended December 31, 2018 is excerpted from the financial statements of the Separate Account, which have been audited by KPMG LLP, the Separate Account’s independent registered public accounting firm. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in this SAI. The Separate Account’s financial statements for the year ended December 31, 2018, along with KPMG LLP’s report thereon, are available to you free of charge by calling 1-800-468-3785.

The information for the three sets of Accumulation Unit values that reflect the highest and lowest levels of annual expenses for active Contracts (Standard Units and Tier 1 Reduced Fee Units, respectively) and the annual expenses for Inactive Contracts can be found in Appendix A of the Prospectus for the Contract. The information for all other Accumulation Unit values, including Tier 2, Tier 3, Tier 4 and Tier 5 Reduced Fee Units, are reflected in the tables below.

Tier 2 Reduced Fee (0.35% Separate Account Annual Expenses) Units (a)

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$7.635	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$7.000	$7.635	$6.299	$5.654	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	4,000	4,824	11,144	10,864	26,165	23,153	21,083	19,183	18,116

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		All America Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$21.168	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$21.000	$21.168	$17.791	$16.015	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	300	388	1,552	1,692	3,856	3,887	3,757	3,657	3,693

(a)	Separate Account Annual Expenses are 0.35%. Performance prior to July 1, 2015 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on August 1, 2010.

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Small Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.630	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.000	$2.630	$2.437	$2.038	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	3,000	3,753	9,438	9,641	24,315	23,684	22,328	20,423	18,868

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Small Cap Growth Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.692	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.000	$2.692	$2.182	$2.026	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	3,000	3,781	10,183	10,836	26,691	27,028	23,200	21,888	19,920

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Small Cap Equity Index Fund
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Mid Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.409	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.000	$2.409	$2.104	$1.818	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	1,000	1,573	3,860	3,381	7,877	6,729	5,404	4,288	3,722

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Mid-Cap Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$5.159	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$5.000	$5.159	$4.462	$3.716	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	4,000	4,396	10,650	10,451	28,504	27,009	22,051	19,637	17,743

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Composite Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$11.310	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$11.000	$11.310	$10.013	$9.312	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	400	480	1,619	1,635	4,431	4,372	4,075	3,751	3,856

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		International Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.112	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$1.000	$1.112	$0.897	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	1,000	1,729	3,069	2,771	6,410	5,878	4,369	2,833	1,800

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Money Market Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.511	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.000	$2.511	$2.503	$2.509	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	900	950	2,471	2,117	6,948	6,854	6,022	5,468	4,745

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Mid-Term Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.597	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.000	$2.597	$2.548	$2.470	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	2,000	2,280	5,332	5,036	14,698	13,601	13,311	11,695	10,249

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.911	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$6.000	$6.911	$6.694	$6.417	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	1,000	1,570	3,930	3,759	10,994	9,702	8,320	7,059	5,497

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Retirement Income Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.608	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.000	$1.608	$1.503	$1.421	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	3,000	3,941	5,905	3,478	8,213	4,455	3,102	2,436	1,767

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2010 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.629	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.000	$1.629	$1.499	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	900	904	2,107	1,975	4,839	4,391	4,048	4,134	3,147

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2015 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.652	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.000	$1.652	$1.499	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	4,000	4,860	9,460	8,894	23,681	19,888	15,830	12,380	9,225

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2020 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.693	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.000	$1.693	$1.510	$1.396	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	15,000	15,098	29,605	24,967	53,657	39,323	26,973	19,595	12,436

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2025 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.786	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$1.000	$1.786	$1.567	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	14,000	14,642	29,959	23,883	50,395	34,873	24,238	15,365	9,411

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2030 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.870	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$1.000	$1.870	$1.618	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	13,000	13,763	22,992	18,503	39,955	27,662	19,813	13,168	7,037

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2035 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.890	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$1.000	$1.890	$1.619	$1.458	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	9,000	9,781	18,494	14,718	32,459	22,875	16,021	10,303	6,773

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2040 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.889	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$1.000	$1.889	$1.615	$1.452	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	8,000	8,229	14,291	11,938	29,158	21,648	14,824	8,974	5,981

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2045 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.875	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$1.000	$1.875	$1.600	$1.438	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	9,000	9,588	16,024	13,333	36,538	28,752	20,104	11,671	6,396

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2050 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.790	$1.524	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.000	$1.790	$1.524	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	4,815	4,815	6,602	3,766	6,508	2,556	71

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2055 Retirement Fund
	2018	2017	2016(2)
Unit value, beginning of year/period	$1.222	$1.039	$1.000

Unit value, end of year/period	$1.000	$1.222	$1.039

Thousands of accumulation units outstanding, end of year/period	600	635	58

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		2060 Retirement Fund
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Conservative Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.052	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$2.000	$2.052	$1.891	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	2,247	2,247	5,636	5,129	12,387	9,283	8,127	6,095	4,383

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Moderate Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.665	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$2.000	$2.665	$2.352	$2.164	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	6,000	6,430	13,369	12,904	30,595	26,308	21,064	16,381	13,906

		Mutual of America Investment Corporation (Tier 2 Reduced Fee)
		Aggressive Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$3.191	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$3.000	$3.191	$2.746	$2.486	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	4,000	4,521	8,348	8,639	21,351	19,022	16,619	13,411	10,681

		Fidelity VIP Equity-Income Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$85.766	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$85.000	$85.766	$76.163	$64.702	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	100	143	451	443	1,181	1,144	1,027	953	892

		Fidelity VIP Asset Manager Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$54.044	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$54.000	$54.044	$47.484	$46.180	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	100	192	341	360	984	941	842	721	632

(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 3018 (initial availability) to December 31, 2018.

		Fidelity VIP Contrafund® Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$100.305	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$100.000	$100.305	$82.510	$76.612	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	300	354	949	1,041	2,491	2,398	2,253	2,097	1,939

		Fidelity VIP Mid Cap Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$94.867	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$94.000	$94.867	$78.726	$70.324	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	100	121	286	304	720	701	593	507	455

		Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$31.809	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$31.000	$31.809	$28.211	$25.082	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	200	243	708	721	1,786	1,514	1,245	988	753

		Vanguard Variable Insurance Fund International Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$38.509	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$38.000	$38.509	$27.087	$26.675	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	400	467	1,115	1,182	2,945	2,779	1,815	1,489	1,216

		Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$17.582	$16.841	$15.597	$15.323	$11.837	$12.330

Unit value, end of year/period	$17.000	$17.582	$16.841	$15.597	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	100	145	349	231	570	56

		Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 2 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		American Century VP Capital Appreciation Fund (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.921	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$51.000	$51.921	$42.647	$41.352	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	200	249	704	785	1,790	1,754	1,702	1,453	1,410

		American Funds Insurance Series New World Fund® (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$30.593	$23.667	$22.494	$23.279	$25.333	$23.490

Unit value, end of year/period	$30.000	$30.593	$23.667	$22.494	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	20	24	37	27	40	16

		Calvert VP SRI Balanced Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.210	$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$6.000	$6.210	$5.564	$5.177	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	1,000	1,227	1,893	1,828	5,300	4,901	4,576	3,992	2,976

		DWS Capital Growth VIP (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$96.942	$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$96.000	$96.942	$77.031	$74.157	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	100	153	450	505	1,079	1,028	1,027	979	1,012

		MFS VIT III Mid cap Value Portfolio (Tier 2 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

		Oppenheimer Main Street Fund®/VA (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.953	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$51.000	$51.953	$44.598	$40.100	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	50	54	161	132	306	263	228	168	148

		PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$13.960	$13.475	$12.867	$13.262	$12.912	$13.220

Unit value, end of year/period	$13.000	$13.960	$13.475	$12.867	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	70	77	96	77	242	33

		T. Rowe Price Blue Chip Growth Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$31.161	$22.933	$22.803	$20.594	$18.940	$16.420

Unit value, end of year/period	$31.000	$31.161	$22.933	$22.803	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	200	204	292	329	246	62

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

Tier 3 Reduced Fee (0.45% Separate Account Annual Expenses) Units (b)

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$7.618	$6.290	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233	$2.817

Unit value, end of year/period	$7.000	$7.618	$6.290	$5.652	$5.609	$4.967	$3.781	$3.278	$3.233

Thousands of accumulation units outstanding, end of year/period	22,000	22,371	18,392	15,480	26,165	23,153	21,083	19,183	18,116

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		All America Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$21.121	$17.767	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721	$8.374

Unit value, end of year/period	$21.000	$21.121	$17.767	$16.008	$16.090	$14.547	$11.068	$9.695	$9.721

Thousands of accumulation units outstanding, end of year/period	2,000	2,484	1,958	1,999	3,856	3,887	3,757	3,657	3,693

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Small Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.624	$2.434	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411	$1.203

Unit value, end of year/period	$2.000	$2.624	$2.434	$2.037	$2.119	$2.025	$1.573	$1.369	$1.411

Thousands of accumulation units outstanding, end of year/period	18,000	18,932	15,925	14,190	24,315	23,684	22,328	20,423	18,868

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Small Cap Growth Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.686	$2.179	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382	$1.114

Unit value, end of year/period	$2.000	$2.686	$2.179	$2.025	$2.084	$1.982	$1.411	$1.343	$1.382

Thousands of accumulation units outstanding, end of year/period	23,000	23,020	17,967	16,709	26,691	27,028	23,200	21,888	19,920

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Small Cap Equity Index Fund
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Mid Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.404	$2.101	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220	$1.067

Unit value, end of year/period	$2.000	$2.404	$2.101	$1.817	$1.889	$1.668	$1.312	$1.188	$1.220

Thousands of accumulation units outstanding, end of year/period	6,000	6,026	4,970	4,286	7,877	6,729	5,404	4,288	3,722

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Mid-Cap Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$5.148	$4.456	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313	$1.932

Unit value, end of year/period	$5.000	$5.148	$4.456	$3.714	$3.822	$3.504	$2.643	$2.255	$2.313

Thousands of accumulation units outstanding, end of year/period	22,000	22,363	19,817	18,248	28,504	27,009	22,051	19,637	17,743

(b)	Separate Account Annual Expenses are 0.45%. Performance prior to July 1, 2015 reflects Separate Account Annual Expenses of 0.50%. The units were initially offered for availability on August 1, 2010.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Composite Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$11.286	$10.000	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495	$5.987

Unit value, end of year/period	$11.000	$11.286	$10.000	$9.308	$9.278	$8.547	$7.383	$6.646	$6.495

Thousands of accumulation units outstanding, end of year/period	2,000	2,934	2,389	2,465	4,431	4,372	4,075	3,751	3,856

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		International Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.110	$0.896	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777	$0.688

Unit value, end of year/period	$1.000	$1.110	$0.896	$0.885	$0.895	$0.957	$0.798	$0.676	$0.777

Thousands of accumulation units outstanding, end of year/period	7,000	7,725	5,846	4,814	6,410	5,878	4,369	2,833	1,800

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Money Market Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.506	$2.500	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590	$2.597

Unit value, end of year/period	$2.000	$2.506	$2.500	$2.508	$2.522	$2.539	$2.555	$2.573	$2.590

Thousands of accumulation units outstanding, end of year/period	4,000	4,960	3,960	3,869	6,948	6,854	6,022	5,468	4,745

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Mid-Term Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.592	$2.544	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231	$2.233

Unit value, end of year/period	$2.000	$2.592	$2.544	$2.469	$2.466	$2.401	$2.427	$2.360	$2.231

Thousands of accumulation units outstanding, end of year/period	11,000	11,802	10,091	9,654	14,698	13,601	13,311	11,695	10,249

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.896	$6.686	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474	$5.460

Unit value, end of year/period	$6.000	$6.896	$6.686	$6.414	$6.424	$6.073	$6.159	$5.844	$5.474

Thousands of accumulation units outstanding, end of year/period	9,000	9,985	8,290	7,276	10,994	9,702	8,320	7,059	5,497

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Retirement Income Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.605	$1.501	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129	$1.087

Unit value, end of year/period	$1.000	$1.605	$1.501	$1.420	$1.420	$1.340	$1.254	$1.176	$1.129

Thousands of accumulation units outstanding, end of year/period	9,000	9,837	6,154	6,858	8,213	4,455	3,102	2,436	1,767

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2010 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.626	$1.498	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063	$0.995

Unit value, end of year/period	$1.000	$1.626	$1.498	$1.408	$1.409	$1.324	$1.190	$1.091	$1.063

Thousands of accumulation units outstanding, end of year/period	2,000	2,980	2,709	2,679	4,839	4,391	4,048	4,134	3,147

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2015 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.648	$1.497	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027	$0.948

Unit value, end of year/period	$1.000	$1.648	$1.497	$1.396	$1.399	$1.312	$1.148	$1.043	$1.027

Thousands of accumulation units outstanding, end of year/period	15,000	15,432	14,049	15,433	23,681	19,888	15,830	12,380	9,225

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2020 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.689	$1.508	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996	$0.905

Unit value, end of year/period	$1.000	$1.689	$1.508	$1.395	$1.400	$1.311	$1.119	$1.007	$0.996

Thousands of accumulation units outstanding, end of year/period	58,000	58,519	42,341	37,777	53,657	39,323	26,973	19,595	12,436

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2025 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.782	$1.564	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986	$0.880

Unit value, end of year/period	$1.000	$1.782	$1.564	$1.431	$1.439	$1.339	$1.111	$0.989	$0.986

Thousands of accumulation units outstanding, end of year/period	70,000	70,597	47,216	40,002	50,395	34,873	24,238	15,365	9,411

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2030 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.866	$1.616	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985	$0.870

Unit value, end of year/period	$1.000	$1.866	$1.616	$1.466	$1.476	$1.368	$1.111	$0.982	$0.985

Thousands of accumulation units outstanding, end of year/period	57,000	57,496	40,504	31,802	39,955	27,662	19,813	13,168	7,037

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2035 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.885	$1.617	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968	$0.845

Unit value, end of year/period	$1.000	$1.885	$1.617	$1.457	$1.470	$1.364	$1.089	$0.957	$0.968

Thousands of accumulation units outstanding, end of year/period	47,000	47,896	33,452	25,679	32,459	22,875	16,021	10,303	6,773

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2040 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.885	$1.613	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965	$0.839

Unit value, end of year/period	$1.000	$1.885	$1.613	$1.451	$1.467	$1.369	$1.082	$0.948	$0.965

Thousands of accumulation units outstanding, end of year/period	41,000	41,312	29,769	25,000	29,158	21,648	14,824	8,974	5,981

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2045 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$1.871	$1.598	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959	$0.833

Unit value, end of year/period	$1.000	$1.871	$1.598	$1.437	$1.454	$1.361	$1.071	$0.941	$0.959

Thousands of accumulation units outstanding, end of year/period	51,000	51,041	39,544	32,554	36,538	28,752	20,104	11,671	6,396

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2050 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of year/period	$1.786	$1.522	$1.368	$1.384	$1.298	$1.017	$1.000

Unit value, end of year/period	$1.000	$1.786	$1.522	$1.368	$1.384	$1.298	$1.017

Thousands of accumulation units outstanding, end of year/period	30,000	30,495	19,250	10,796	6,508	2,556	71

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2055 Retirement Fund
	2018	2017	2016(2)
Unit value, beginning of year/period	$1.220	$1.039	$1.000

Unit value, end of year/period	$1.000	$1.220	$1.039

Thousands of accumulation units outstanding, end of year/period	4,000	4,496	244

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		2060 Retirement Fund
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Conservative Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.048	$1.888	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395	$1.345

Unit value, end of year/period	$2.000	$2.048	$1.888	$1.778	$1.778	$1.676	$1.570	$1.468	$1.395

Thousands of accumulation units outstanding, end of year/period	14,000	14,828	10,429	8,827	12,387	9,283	8,127	6,095	4,383

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Moderate Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$2.659	$2.349	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538	$1.422

Unit value, end of year/period	$2.000	$2.659	$2.349	$2.163	$2.170	$2.025	$1.759	$1.594	$1.538

Thousands of accumulation units outstanding, end of year/period	30,000	30,570	23,723	19,957	30,595	26,308	21,064	16,381	13,906

		Mutual of America Investment Corporation (Tier 3 Reduced Fee)
		Aggressive Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$3.185	$2.743	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648	$1.463

Unit value, end of year/period	$3.000	$3.185	$2.743	$2.485	$2.506	$2.340	$1.893	$1.678	$1.648

Thousands of accumulation units outstanding, end of year/period	20,000	20,860	16,261	14,431	21,351	19,022	16,619	13,411	10,681

		Fidelity VIP Equity-Income Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$85.579	$76.062	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620	$36.336

Unit value, end of year/period	$85.000	$85.579	$76.062	$64.672	$67.589	$62.420	$48.904	$41.857	$41.620

Thousands of accumulation units outstanding, end of year/period	800	834	728	662	1,181	1,144	1,027	953	892

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.
(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		Fidelity VIP Asset Manager Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$53.929	$47.423	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033	$31.610

Unit value, end of year/period	$53.000	$53.929	$47.423	$46.160	$46.271	$43.897	$38.089	$34.000	$35.033

Thousands of accumulation units outstanding, end of year/period	700	769	698	611	984	941	842	721	632

		Fidelity VIP Contrafund® Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$$100.085	$82.399	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501	$39.874

Unit value, end of year/period	$$100.000	$100.085	$82.399	$76.577	$76.320	$68.449	$52.345	$45.145	$46.501

Thousands of accumulation units outstanding, end of year/period	11,000	1,637	1,373	1,349	2,491	2,398	2,253	2,097	1,939

		Fidelity VIP Mid Cap Portfolio (Tier 2 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$$94.657	$78.619	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914	$40.249

Unit value, end of year/period	$$94.000	$94.657	$78.619	$70.292	$71.543	$67.582	$49.807	$43.549	$48.914

Thousands of accumulation units outstanding, end of year/period	$500	533	434	420	720	701	593	507	455

		Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$$31.739	$28.173	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303	$13.706

Unit value, end of year/period	$$31.000	$31.739	$28.173	$25.071	$25.804	$23.613	$18.341	$15.823	$15.303

Thousands of accumulation units outstanding, end of year/period	11,000	1,680	1,331	1,065	1,786	1,514	1,245	988	753

		Vanguard Variable Insurance Fund International Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$$38.424	$27.051	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884	$19.636

Unit value, end of year/period	$$38.000	$38.424	$27.051	$26.663	$27.003	$28.890	$23.533	$19.688	$22.884

Thousands of accumulation units outstanding, end of year/period	22,000	2,494	1,955	1,808	2,945	2,779	1,815	1,489	1,216

		Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$$17.543	$16.818	$15.590	$15.323	$11.837	$12.330

Unit value, end of year/period	$$17.000	$17.543	$16.818	$15.590	$15.323	$11.837

Thousands of accumulation units outstanding, end of year/period	6600	683	632	365	570	56

		Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 3 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		American Century VP Capital Appreciation Fund (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$$51.806	$42.589	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734	$21.350

Unit value, end of year/period	$$51.000	$51.806	$42.589	$41.333	$40.640	$37.674	$28.849	$24.932	$26.734

Thousands of accumulation units outstanding, end of year/period	11,000	1,312	1,091	1,081	1,790	1,754	1,702	1,453	1,410

		American Funds Insurance Series New WorldFund® (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$$30.526	$23.636	$22.484	$23.279	$25.333	$23.490

Unit value, end of year/period	$$30.000	$30.526	$23.636	$22.484	$23.279	$25.333

Thousands of accumulation units outstanding, end of year/period	1100	111	59	33	40	16

		Calvert VP SRI Balanced Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$6.196	$5.557	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630	$3.311

Unit value, end of year/period	$6.000	$6.196	$5.557	$5.175	$5.316	$4.875	$4.152	$3.777	$3.630

Thousands of accumulation units outstanding, end of year/period	4,000	4,957	4,133	3,682	5,300	4,901	4,576	3,992	2,976

		DWS Capital Growth VIP (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$96.729	$76.927	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488	$35.018

Unit value, end of year/period	$96.000	$96.729	$76.927	$74.123	$68.566	$61.002	$45.534	$39.435	$41.488

Thousands of accumulation units outstanding, end of year/period	700	733	657	648	1,079	1,028	1,027	979	1,012

		MFS VIT III Mid Cap Value Portfolio (Tier 3 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

		Oppenheimer Main Street Fund®/VA (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010
Unit value, beginning of year/period	$51.840	$44.539	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331	$20.223

Unit value, end of year/period	$51.000	$51.840	$44.539	$40.082	$38.975	$35.388	$26.990	$23.211	$23.331

Thousands of accumulation units outstanding, end of year/period	200	289	210	186	306	263	228	168	148

		PIMCO Variable Insurance Trust Real Return Institutional Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$13.928	$13.456	$12.861	$13.262	$12.912	$13.220

Unit value, end of year/period	$13.000	$13.928	$13.456	$12.861	$13.262	$12.912

Thousands of accumulation units outstanding, end of year/period	400	453	330	233	242	33

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		T. Rowe Price Blue Chip Growth Portfolio (Tier 3 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of year/period	$31.092	$22.902	$22.792	$20.594	$18.940	$16.420

Unit value, end of year/period	$31.000	$31.092	$22.902	$22.792	$20.594	$18.940

Thousands of accumulation units outstanding, end of year/period	1,000	1,268	551	543	246	62

Tier 4 Reduced Fee (0.60% Separate Account Annual Expenses) Units (c)

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$7.554	$6.247	$5.621	$5.585	$4.951	$3.772	$3.273	$3.232	$2.834	$2.258

Unit value, end of year	$7.000	$7.554	$6.247	$5.621	$5.585	$4.951	$3.772	$3.273	$3.232	$2.834

Units Outstanding (000’s), end of year	12,000	12,631	15,369	15,362	15,370	15,570	15,134	15,505	15,904	33,800

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		All America Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$20.944	$17.645	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717	$8.295	$6.652

Unit value, end of year	$20.000	$20.944	$17.645	$15.921	$16.023	$14.500	$11.042	$9.681	$9.717	$8.295

Units Outstanding (000’s), end of year	1,000	1,278	1,868	2,071	2,249	2,472	2,659	2,995	3,018	7,462

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Small Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.602	$2.417	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411	$1.110	$0.863

Unit value, end of year	$2.000	$2.602	$2.417	$2.026	$2.109	$2.018	$1.569	$1.368	$1.411	$1.110

Units Outstanding (000’s), end of year	10,000	10,456	15,192	16,346	17,994	19,920	19,523	19,674	19,492	35,801

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Small Cap Growth Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.663	$2.164	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381	$1.042	$0.820

Unit value, end of year	$2.000	$2.663	$2.164	$2.013	$2.075	$1.975	$1.407	$1.341	$1.381	$1.042

Units Outstanding (000’s), end of year	12,000	12,011	16,304	18,644	20,022	22,393	20,579	21,903	20,384	37,502

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Small Cap Equity Index Fund
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Units Outstanding (000’s), end of period	100

(c)	Separate Account Annual Expenses are 0.60%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.50%.
(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Mid-Cap Value Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.384	$2.087	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220	$1.031	$0.828

Unit value, end of year	$2.000	$2.384	$2.087	$1.807	$1.880	$1.662	$1.309	$1.187	$1.220	$1.031

Units Outstanding (000’s), end of year	3,000	3,800	4,711	5,050	5,333	4,661	4,028	4,202	3,827	6,028

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Mid-Cap Equity Index Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$5.104	$4.425	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312	$1.841	$1.353

Unit value, end of year	$5.000	$5.104	$4.425	$3.694	$3.806	$3.492	$2.637	$2.252	$2.312	$1.841

Units Outstanding (000’s), end of year	13,323	13,323	16,973	16,570	17,068	17,942	17,603	18,266	17,871	32,515

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Composite Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$11.194	$9.933	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492	$5.880	$4.989

Unit value, end of year	$11.000	$11.194	$9.933	$9.259	$9.241	$8.520	$7.366	$6.637	$6.492	$5.880

Units Outstanding (000’s), end of year	1,000	1,652	2,192	2,216	2,404	2,485	2,715	2,995	2,944	7,627

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		International Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.101	$0.889	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776	$0.721	$0.578

Unit value, end of year	$1.000	$1.101	$0.889	$0.880	$0.891	$0.954	$0.796	$0.675	$0.776	$0.721

Units Outstanding (000’s), end of year	5,000	5,471	4,459	4,640	4,407	4,222	3,419	3,093	2,606	2,715

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Money Market Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.485	$2.483	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589	$2.607	$2.622

Unit value, end of year	$2.000	$2.485	$2.483	$2.494	$2.512	$2.530	$2.549	$2.569	$2.589	$2.607

Units Outstanding (000’s), end of year	2,000	2,168	2,976	3,204	4,149	4,629	4,873	4,996	4,946	9,584

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Mid-Term Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.572	$2.528	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230	$2.097	$1.895

Unit value, end of year	$2.000	$2.572	$2.528	$2.457	$2.457	$2.394	$2.422	$2.358	$2.230	$2.097

Units Outstanding (000’s), end of year	5,000	5,860	6,933	7,265	8,582	9,099	10,826	10,868	9,893	16,897

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Bond Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$6.842	$6.642	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473	$5.129	$4.497

Unit value, end of year	$6.000	$6.842	$6.642	$6.382	$6.399	$6.054	$6.147	$5.837	$5.473	$5.129

Units Outstanding (000’s), end of year	5,000	5,729	6,820	6,722	7,466	7,707	7,343	6,616	5,757	9,368

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Retirement Income Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.591	$1.491	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128	$1.040	$0.899

Unit value, end of year	$1.000	$1.591	$1.491	$1.413	$1.414	$1.335	$1.251	$1.174	$1.128	$1.040

Units Outstanding (000’s), end of year	7,000	7,912	4,336	$3,881	3,922	3,406	2,916	1,937	1,196	1,181

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2010 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.612	$1.487	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063	$0.960	$0.805

Unit value, end of year	$1.000	$1.612	$1.487	$1.400	$1.402	$1.319	$1.187	$1.089	$1.063	$0.960

Units Outstanding (000’s), end of year	1,000	1,500	1,565	2,170	2,570	2,087	1,988	2,221	2,176	3,223

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2015 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.634	$1.486	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027	$0.920	$0.762

Unit value, end of year	$1.000	$1.634	$1.486	$1.388	$1.392	$1.307	$1.145	$1.042	$1.027	$0.920

Units Outstanding (000’s), end of year	10,000	10,350	12,718	13,332	13,797	12,429	11,983	10,378	7,783	7,116

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2020 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.675	$1.497	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996	$0.879	$0.717

Unit value, end of year	$1.000	$1.675	$1.497	$1.387	$1.394	$1.306	$1.116	$1.005	$0.996	$0.879

Units Outstanding (000’s), end of year	36,000	36,689	39,926	36,826	33,029	26,321	22,804	15,461	10,191	9,894

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2025 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.767	$1.553	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986	$0.858	$0.689

Unit value, end of year	$1.000	$1.767	$1.553	$1.423	$1.433	$1.334	$1.108	$0.988	$0.986	$0.858

Units Outstanding (000’s), end of year	43,000	43,563	46,677	38,021	33,956	27,083	16,731	13,167	7,522	7,187

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2030 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.850	$1.604	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985	$0.849	$0.675

Unit value, end of year	$1.000	$1.850	$1.604	$1.457	$1.469	$1.363	$1.108	$0.981	$0.985	$0.849

Units Outstanding (000’s), end of year	37,000	37,755	38,155	33,205	26,645	21,668	14,561	10,769	8,739	6,690

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2035 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.869	$1.605	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967	$0.827	$0.654

Unit value, end of year	$1.000	$1.869	$1.605	$1.449	$1.463	$1.360	$1.086	$0.955	$0.967	$0.827

Units Outstanding (000’s), end of year	33,000	33,115	32,296	29,082	24,934	17,745	12,486	8,810	5,448	5,373

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2040 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.869	$1.602	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965	$0.819	$0.644

Unit value, end of year	$1.000	$1.869	$1.602	$1.443	$1.461	$1.364	$1.079	$0.947	$0.965	$0.819

Units Outstanding (000’s), end of year	26,000	26,662	26,692	23,292	20,906	15,018	11,139	8,428	5,075	5,252

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2045 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.855	$1.587	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959	$0.813	$0.641

Unit value, end of year	$1.000	$1.855	$1.587	$1.429	$1.448	$1.356	$1.069	$0.939	$0.959	$0.813

Units Outstanding (000’s), end of year	31,000	31,560	32,421	29,561	26,893	21,633	15,539	12,332	7,515	5,588

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2050 Retirement Fund
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.773	$1.513	$1.362	$1.380	$1.295	$1.017	$1.000

Unit value, end of period/year	$1.000	$1.773	$1.513	$1.362	$1.380	$1.295	$1.017

Units Outstanding (000’s), end of period/year	19,000	19,548	16,730	10,233	5,263	1,790	103

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2055 Retirement Fund
	2018	2017	2016(2)
Unit value, beginning of period/year	$1.218	$1.038	$1.000

Unit value, end of period/year	$1.000	$1.218	$1.038

Units Outstanding (000’s), end of period/year	4,000	4,126	255

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		2060 Retirement Fund
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Units Outstanding (000’s), end of period	100

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Conservative Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.032	$1.876	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394	$1.282	$1.112

Unit value, end of year	$2.000	$2.032	$1.876	$1.769	$1.772	$1.671	$1.566	$1.467	$1.394	$1.282

Units Outstanding (000’s), end of year	8,000	8,404	9,594	9,906	9,729	9,530	7,760	6,340	4,492	5,840

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Moderate Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.638	$2.333	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537	$1.367	$1.133

Unit value, end of year	$2.000	$2.638	$2.333	$2.152	$2.161	$2.018	$1.755	$1.592	$1.537	$1.367

Units Outstanding (000’s), end of year	16,000	16,866	21,092	21,965	21,927	21,272	19,421	17,456	13,988	21,857

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.
(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		Mutual of America Investment Corporation (Tier 4 Reduced Fee)
		Aggressive Allocation Fund
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$3.158	$2.724	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648	$1.416	$1.133

Unit value, end of year	$3.000	$3.158	$2.724	$2.472	$2.496	$2.332	$1.889	$1.676	$1.648	$1.416

Units Outstanding (000’s), end of year	11,000	11,498	14,021	15,927	16,519	16,495	14,372	14,088	12,952	18,142

		Fidelity Investments
		VIP Equity Income Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$84.838	$75.517	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602	$36.290	$27.983

Unit value, end of year	$84.000	$84.838	$75.517	$64.306	$67.288	$62.200	$48.782	$41.796	$41.602	$36.290

Units Outstanding (000’s), end of year	400	467	629	673	755	818	778	785	805	1,698

		Fidelity Investments
		VIP Asset Manager Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$53.465	$47.084	$45.899	$46.065	$43.741	$37.994	$33.950	$35.018	$30.783	$23.938

Unit value, end of year	$53.000	$53.465	$47.084	$45.899	$46.065	$43.741	$37.994	$33.950	$35.018	$30.783

Units Outstanding (000’s), end of year	300	353	472	568	612	584	589	614	611	1,079

		Fidelity Investments
		VIP Contrafund® Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$99.218	$81.809	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481	$39.830	$29.467

Unit value, end of year	$99.000	$99.218	$81.809	$76.143	$75.980	$68.209	$52.215	$45.080	$46.481	$39.830

Units Outstanding (000’s), end of year	900	930	1,262	1,460	1,601	1,694	1,737	1,776	1,774	3,627

		Fidelity Investments
		VIP Mid Cap Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$93.835	$78.054	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893	$38.119	$27.320

Unit value, end of year	$93.000	$93.835	$78.054	$69.891	$71.223	$67.344	$49.683	$43.485	$48.893	$38.119

Units Outstanding (000’s), end of year	300	320	409	453	489	508	492	502	522	745

		Vanguard
		Variable Insurance Fund Diversified Value Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$31.476	$27.981	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297	$14.068	$11.139

Unit value, end of year	$31.000	$31.476	$27.981	$24.938	$25.698	$23.539	$18.299	$15.802	$15.297	$14.068

Units Outstanding (000’s), end of year	800	868	1,165	1,235	1,289	1,264	1,105	957	828	1,319

		Vanguard
		Variable Insurance Fund International Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$38.103	$26.866	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876	$19.875	$13.990

Unit value, end of year	$38.000	$38.103	$26.866	$26.520	$26.892	$28.798	$23.480	$19.661	$22.876	$19.875

Units Outstanding (000’s), end of year	1,000	1,250	1,655	1,840	1,980	2,086	1,470	1,456	1,405	1,995

		Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$17.446	$16.751	$15.551	$15.304	$11.833	$12.330

Unit value, end of period/year	$17.000	$17.446	$16.751	$15.551	$15.304	$11.833

Units Outstanding (000’s), end of period/year	400	489	625	503	454	53

		Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 4 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Units Outstanding (000’s), end of period	100

		American Century VP Capital Appreciation Fund (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$51.357	$42.284	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723	$20.414	$14.931

Unit value, end of year	$51.000	$51.357	$42.284	$41.099	$40.459	$37.543	$28.778	$24.896	$26.723	$20.414

Units Outstanding (000’s), end of year	700	770	1,042	1,236	1,283	1,364	1,364	1,389	1,315	2,561

		American Funds Insurance Series New World Fund® (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.358	$23.542	$22.428	$23.250	$25.325	$23.490

Unit value, end of period/year	$30.000	$30.358	$23.542	$22.428	$23.250	$25.325

Units Outstanding (000’s), end of period/year	80	81	65	61	47	10

		Calvert VP SRI Balanced Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$6.146	$5.520	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629	$3.255	$2.611

Unit value, end of year	$6.000	$6.146	$5.520	$5.148	$5.295	$4.861	$4.143	$3.772	$3.629	$3.255

Units Outstanding (000’s), end of year	3,000	3,092	3,397	3,585	3,935	3,765	3,387	3,641	3,787	6,377

		DWS Capital Growth VIP (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$95.922	$76.401	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472	$35.728	$28.303

Unit value, end of year	$95.000	$95.922	$76.401	$73.727	$68.283	$60.807	$45.430	$39.381	$41.472	$35.728

Units Outstanding (000’s), end of year	400	406	534	635	658	719	754	805	746	1,954

		MFS VIT III Mid Cap Value Portfolio (Tier 4 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Units Outstanding (000’s), end of period	100

		Oppenheimer Main Street Fund®/VA (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$51.409	$44.235	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322	$20.196	$15.822

Unit value, end of year	$51.000	$51.409	$44.235	$39.868	$38.815	$35.276	$26.929	$23.180	$23.322	$20.196

Units Outstanding (000’s), end of year	100	171	219	213	201	188	173	153	131	216

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		PIMCO Variable Insurance Trust Real Return Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.858	$13.408	$12.829	$13.239	$12.908	$13.220

Unit value, end of period/year	$13.000	$13.858	$13.408	$12.829	$13.239	$12.908

Units Outstanding (000’s), end of period/year	200	245	262	247	204	48

		T. Rowe Price Blue Chip Growth Portfolio (Tier 4 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.918	$22.809	$22.734	$20.566	$18.933	$16.420

Unit value, end of period/year	$30.000	$30.918	$22.809	$22.734	$20.566	$18.933

Units Outstanding (000’s), end of period/year	700	791	526	553	200	44

Tier 5 Reduced Fee (0.95% Separate Account Annual Expenses) (d)

		Mutual of America Investment Corporation Equity Index Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$7.087	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783	$2.227

Unit value, end of year	$7.000	$7.087	$5.889	$5.331	$5.330	$4.753	$3.643	$3.180	$3.159	$2.783

Thousands of accumulation units outstanding, end of year	5,000	5,705	31,834	53,148	57,445	55,789	59,193	61,506	66,679	68,767

		Mutual of America Investment Corporation All America Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$19.649	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147	$6.560

Unit value, end of year	$19.000	$19.649	$16.633	$15.100	$15.288	$13.919	$10.663	$9.406	$9.497	$8.147

Thousands of accumulation units outstanding, end of year	600	642	5,622	9,653	10,455	11,577	12,478	13,523	15,222	16,090

		Mutual of America Investment Corporation Small Cap Value Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.441	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091	$0.851

Unit value, end of year	$2.000	$2.441	$2.279	$1.921	$2.013	$1.937	$1.516	$1.329	$1.379	$1.091

Thousands of accumulation units outstanding, end of year	4,000	4,249	30,421	48,899	52,895	60,755	65,627	71,636	75,792	72,395

		Mutual of America Investment Corporation Small Cap Growth Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.499	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023	$0.809

Unit value, end of year	$2.000	$2.499	$2.040	$1.910	$1.980	$1.896	$1.359	$1.303	$1.350	$1.023

Thousands of accumulation units outstanding, end of year	5,000	5,252	34,526	58,519	59,683	73,999	70,509	79,438	81,486	75,326

		Mutual of America Investment Corporation Small Cap Equity Index Fund (Tier 5 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

(d)

Separate Account Annual Expenses are 0.95%. Performance between August 1, 2010 and June 30, 2017 reflects Total Separate Account Annual Expenses of 1.20%. Performance prior to August 1, 2010 reflects Separate Account Annual Expenses of 0.90%.

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		Mutual of America Investment Corporation Mid Cap Value Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.236	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013	$0.816

Unit value, end of year	$2.000	$2.236	$1.967	$1.714	$1.794	$1.596	$1.264	$1.153	$1.192	$1.013

Thousands of accumulation units outstanding, end of year	1,000	1,752	9,510	15,486	18,280	15,364	14,987	15,772	15,980	13,566

		Mutual of America Investment Corporation Mid-Cap Equity Index Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$4.789	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808	$1.335

Unit value, end of year	$4.000	$4.789	$4.171	$3.503	$3.632	$3.352	$2.547	$2.188	$2.260	$1.808

Thousands of accumulation units outstanding, end of year	5,000	5,414	33,482	58,446	63,510	69,280	66,532	70,910	69,874	71,371

		Mutual of America Investment Corporation Composite Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$10.499	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775	$4.920

Unit value, end of year	$10.000	$10.499	$9.362	$8.780	$8.816	$8.178	$7.113	$6.448	$6.346	$5.775

Thousands of accumulation units outstanding, end of year	800	827	6,487	10,951	11,632	12,383	13,626	14,678	16,413	17,127

		Mutual of America Investment Corporation International Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.042	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715	$0.576

Unit value, end of year	$1.000	$1.042	$0.846	$0.842	$0.858	$0.924	$0.776	$0.662	$0.766	$0.715

Units Outstanding (000’s), end of year	1,000	1,707	7,235	9,614	8,706	9,019	9,256	7,800	6,707	4,534

		Mutual of America Investment Corporation Money Market Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.331	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560	$2.586

Unit value, end of year	$2.000	$2.331	$2.340	$2.365	$2.396	$2.429	$2.462	$2.496	$2.531	$2.560

Thousands of accumulation units outstanding, end of year	1,000	1,648	7,992	9,755	11,341	12,778	15,265	17,362	20,295	22,906

		Mutual of America Investment Corporation Mid-Term Bond Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.411	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060	$1.869

Unit value, end of year	$2.000	$2.411	$2.382	$2.329	$2.343	$2.297	$2.338	$2.290	$2.180	$2.060

Thousands of accumulation units outstanding, end of year	2,000	2,590	13,855	23,061	24,803	27,517	33,149	35,372	38,104	34,644

		Mutual of America Investment Corporation Bond Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$6.415	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037	$4.435

Unit value, end of year	$6.000	$6.415	$6.258	$6.050	$6.103	$5.810	$5.935	$5.670	$5.349	$5.037

Thousands of accumulation units outstanding, end of year	2,000	2,164	12,112	19,149	20,888	21,938	23,438	23,165	21,945	19,352

		Mutual of America Investment Corporation Retirement Income Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.507	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031	$0.895

Unit value, end of year	$1.000	$1.507	$1.419	$1.352	$1.362	$1.294	$1.220	$1.152	$1.113	$1.031

Units Outstanding (000’s), end of year	3,000	3,021	7,316	11,481	10,750	9,177	8,962	8,162	5,971	3,904

		Mutual of America Investment Corporation 2010 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.527	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951	$0.801

Unit value, end of year	$1.000	$1.527	$1.415	$1.340	$1.351	$1.279	$1.158	$1.068	$1.049	$0.951

Units Outstanding (000’s), end of year	800	877	2,482	6,188	6,133	6,527	7,087	7,327	7,227	7,308

		Mutual of America Investment Corporation 2015 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.548	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912	$0.759

Unit value, end of year	$1.000	$1.548	$1.414	$1.329	$1.341	$1.267	$1.117	$1.022	$1.013	$0.912

Units Outstanding (000’s), end of year	4,000	4,960	15,943	35,223	36,928	37,589	39,009	36,243	33,377	22,505

		Mutual of America Investment Corporation 2020 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.586	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871	$0.714

Unit value, end of year	$1.000	$1.586	$1.425	$1.328	$1.343	$1.266	$1.088	$0.986	$0.983	$0.871

Units Outstanding (000’s), end of year	17,000	17,229	50,676	77,960	69,565	64,446	52,040	42,477	34,563	23,701

		Mutual of America Investment Corporation 2025 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.674	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851	$0.686

Unit value, end of year	$1.000	$1.674	$1.478	$1.362	$1.380	$1.293	$1.081	$0.969	$0.972	$0.851

Units Outstanding (000’s), end of year	18,000	18,776	57,910	78,228	67,887	63,819	53,778	41,690	32,390	20,565

		Mutual of America Investment Corporation 2030 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.752	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842	$0.672

Unit value, end of year	$1.000	$1.752	$1.527	$1.396	$1.416	$1.321	$1.081	$0.962	$0.972	$0.842

Units Outstanding (000’s), end of year	17,000	17,406	46,573	57,899	50,653	47,430	41,160	33,092	24,247	16,971

		Mutual of America Investment Corporation 2035 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.770	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819	$0.651

Unit value, end of year	$1.000	$1.770	$1.528	$1.388	$1.410	$1.318	$1.059	$0.937	$0.954	$0.819

Units Outstanding (000’s), end of year	15,0000	15,463	41,698	47,810	41,438	38,511	33,044	25,363	20,271	12,881

		Mutual of America Investment Corporation 2040 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.770	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812	$0.641

Unit value, end of year	$1.000	$1.770	$1.524	$1.382	$1.407	$1.322	$1.052	$0.929	$0.952	$0.812

Units Outstanding (000’s), end of year	11,000	11,921	34,955	38,613	35,020	35,092	30,913	24,331	18,624	11,295

		Mutual of America Investment Corporation 2045 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.757	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806	$0.638

Unit value, end of year	$1.000	$1.757	$1.510	$1.368	$1.395	$1.315	$1.042	$0.921	$0.946	$0.806

Units Outstanding (000’s), end of year	12,000	12,860	42,672	46,205	42,514	41,653	37,864	28,787	21,213	12,807

		Mutual of America Investment Corporation 2050 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012(1)
Unit value, beginning of period/year	$1.720	$1.475	$1.335	$1.361	$1.286	$1.015	$1.000

Unit value, end of period/year	$1.000	$1.720	$1.475	$1.335	$1.361	$1.286	$1.015

Units Outstanding (000’s), end of period/year	8,000	8,649	19,943	15,046	9,097	4,702	493

		Mutual of America Investment Corporation 2055 Retirement Fund (Tier 5 Reduced Fee)
	2018	2017	2016(2)
Unit value, beginning of period/year	$1.210	$1.037	$1.000

Unit value, end of period/year	$1.000	$1.210	$1.037

Units Outstanding (000’s), end of period/year	1,000	1,339	451

		Mutual of America Investment Corporation 2060 Retirement Fund (Tier 5 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Units Outstanding (000’s), end of period	100

		Mutual of America Investment Corporation Conservative Allocation Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$1.905	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259	$1.096

Unit value, end of year	$1.000	$1.905	$1.768	$1.677	$1.690	$1.604	$1.512	$1.425	$1.363	$1.259

Thousands of accumulation units outstanding, end of year	4,000	4,252	15,175	25,936	25,746	23,231	23,645	19,459	17,239	13,280

		Mutual of America Investment Corporation Moderate Allocation Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.474	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342	$1.117

Unit value, end of year	$2.000	$2.474	$2.199	$2.040	$2.062	$1.937	$1.695	$1.547	$1.503	$1.342

Thousands of accumulation units outstanding, end of year	9,000	9,778	34,284	54,387	55,236	57,199	56,603	51,632	51,013	45,667

(1)	For the period October 1, 2012 (initial availability) to December 31, 2012.
(2)	For the period October 1, 2016 (initial availability) to December 31, 2016.
(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		Mutual of America Investment Corporation Aggressive Allocation Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$2.963	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391	$1.117

Unit value, end of year	$2.000	$2.963	$2.568	$2.344	$2.382	$2.239	$1.824	$1.628	$1.611	$1.391

Thousands of accumulation units outstanding, end of year	5,000	5,778	25,450	36,104	37,261	39,964	42,816	42,489	41,698	41,229

		Fidelity VIP Equity-Income Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$79.613	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642	$27.593

Unit value, end of year	$79.000	$79.613	$71.207	$61.004	$64.219	$59.726	$47.118	$40.611	$40.663	$35.642

Thousands of accumulation units outstanding, end of year	100	195	1,301	2,026	2,291	2,482	2,646	2,871	3,148	3,325

		Fidelity VIP Asset Manager Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$50.168	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233	$23.604

Unit value, end of year	$50.000	$50.168	$44.395	$43.541	$43.964	$42.002	$36.698	$32.987	$34.227	$30.233

Thousands of accumulation units outstanding, end of year	100	177	898	1,525	1,634	1,740	1,961	2,042	2,202	2,303

		Fidelity VIP Contrafund® Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$93.106	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119	$29.057

Unit value, end of year	$93.000	$93.106	$77.138	$72.231	$72.513	$65.493	$50.432	$43.801	$45.431	$39.119

Thousands of accumulation units outstanding, end of year	300	382	2,751	5,014	5,386	5,767	6,355	6,811	7,505	7,863

		Fidelity VIP Mid Cap Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$88.057	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438	$26.940

Unit value, end of year	$88.000	$88.057	$73.600	$66.301	$67.973	$64.662	$47.986	$42.252	$47.789	$37.438

Thousands of accumulation units outstanding, end of year	100	139	683	1,217	1,328	1,504	1,585	1,763	2,121	1,821

		Vanguard Variable Insurance Fund Diversified Value Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$29.530	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817	$10.985

Unit value, end of year	$29.000	$29.530	$26.378	$23.651	$24.519	$22.596	$17.672	$15.353	$14.952	$13.817

Thousands of accumulation units outstanding, end of year	300	378	1,776	3,415	3,838	3,578	3,570	3,279	3,101	2,945

		Vanguard Variable Insurance Fund International Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$35.749	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522	$13.796

Unit value, end of year	$35.000	$35.749	$25.326	$25.152	$25.659	$27.645	$22.676	$19.103	$22.360	$19.522

Thousands of accumulation units outstanding, end of year	500	576	2,890	4,878	5,122	5,664	4,237	4,409	4,520	4,567

		Vanguard Variable Insurance Fund Real Estate Index Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$17.014	$16.414	$15.330	$15.178	$11.807	$12.330

Unit value, end of period/year	$17.000	$17.014	$16.414	$15.330	$15.178	$11.807

Thousands of accumulation units outstanding, end of period/year	100	169	899	1,384	1,756	150

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

		Vanguard Variable Insurance Fund Total Bond Market Index Portfolio (Tier 5 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

		American Century VP Capital Appreciation Fund (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$48.200	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051	$14.723

Unit value, end of year	$48.000	$48.200	$39.875	$38.992	$38.617	$36.051	$27.797	$24.192	$26.122	$20.051

Thousands of accumulation units outstanding, end of year	300	333	2,235	4,209	4,094	4,833	5,350	5,501	5,890	5,766

		American Funds Insurance Series New World Fund® (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$29.605	$23.067	$22.109	$23.058	$25.268	$23.490

Unit value, end of period/year	$29.000	$29.605	$23.067	$22.109	$23.058	$25.268

Thousands of accumulation units outstanding, end of period/year	20	20	79	110	79	34

		Calvert VP SRI Balanced Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$5.765	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197	$2.575

Unit value, end of year	$5.000	$5.765	$5.203	$4.882	$5.052	$4.665	$4.001	$3.665	$3.547	$3.197

Thousands of accumulation units outstanding, end of year	1,000	1,517	8,765	12,937	13,495	14,532	15,622	15,892	16,772	16,832

		DWS Capital Growth VIP (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$89.993	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093	$27.911

Unit value, end of year	$89.000	$89.993	$72.023	$69.924	$65.153	$58.373	$43.874	$38.264	$40.537	$35.093

Thousands of accumulation units outstanding, end of year	100	166	1,495	2,472	2,411	2,590	2,959	3,166	3,631	3,818

		MFS VIT III Mid Cap Value Portfolio (Tier 5 Reduced Fee)
	2018(4)
Unit value, beginning of period	$1.000

Unit value, end of period	$1.000

Thousands of accumulation units outstanding, end of period	100

		Oppenheimer Main Street Fund®/VA (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Unit value, beginning of year	$48.230	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837	$15.603

Unit value, end of year	$48.000	$48.230	$41.699	$37.810	$37.034	$33.863	$26.006	$22.522	$22.796	$19.837

Thousands of accumulation units outstanding, end of year	70	71	346	525	566	501	526	435	460	444

		PIMCO Variable Insurance Trust Real Return Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$13.510	$13.134	$12.640	$13.131	$12.879	$13.220

Unit value, end of period/year	$13.000	$13.510	$13.134	$12.640	$13.131	$12.879

Thousands of accumulation units outstanding, end of period/year	80	85	266	508	577	196

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

(4)	For the period July 2, 2018 (initial availability) to December 31, 2018.

		T. Rowe Price Blue Chip Growth Portfolio (Tier 5 Reduced Fee)
	2018	2017	2016	2015	2014	2013(3)
Unit value, beginning of period/year	$30.153	$22.351	$22.412	$20.398	$18.892	$16.420

Unit value, end of period/year	$30.000	$30.153	$22.351	$22.412	$20.398	$18.892

Thousands of accumulation units outstanding, end of period/year	300	317	746	2,120	649	191

(3)	For the period August 5, 2013 (initial availability) to December 31, 2013.

The dates the Subaccounts commenced operation or became available as sub-accounts are as follows:

Mutual of America Investment Corporation Money Market, All America, Bond and Composite Funds — January 1, 1985; DWS Capital Growth VIP, and American Century VP Capital Appreciation Fund — January 3, 1989; Calvert VP SRI Balanced Portfolio (Formerly named Calvert Variable Series, Inc., Social Balanced Portfolio) — May 13, 1991; Mutual of America Investment Corporation Equity Index and Mid-Term Bond Funds — February 5, 1993; Fidelity VIP Equity-Income, Fidelity VIP Contrafund® and Asset Manager Portfolios — May 1, 1995; Mutual of America Investment Corporation Mid-Cap Equity Index Fund — May 3, 1999; Mutual of America Investment Corporation Conservative, Moderate and Aggressive Allocation Funds — May 20, 2003; Mutual of America Investment Corporation Small Cap Value, Small Cap Growth and Mid Cap Value Funds — July 1, 2005; Mutual of America Investment Corporation International Fund, Retirement Income Fund and 2010, 2015, 2020, 2025, 2030, 2035, 2040, and 2045 Retirement Funds — November 5, 2007; Oppenheimer Main Street Fund®/VA, the Fidelity VIP Mid Cap Portfolio, the Vanguard Variable Insurance Fund Diversified Value and International Portfolios — July 1, 2005; Mutual of America Investment Corporation 2050 Retirement Fund — October 1, 2012; American Funds Insurance Series New World Fund, PIMCO Variable Insurance Trust Real Return Portfolio, T. Rowe Price Blue Chip Growth Portfolio and Vanguard Variable Insurance Fund Real Estate Index Portfolio — August 5, 2013 for investments by Separate Account Participants; Mutual of America Investment Corporation 2055 Retirement Fund — October 1, 2016; and Mutual of America Investment Corporation Small Cap Equity Index Fund, Mutual of America Investment Corporation 2060 Retirement Fund, Vanguard Variable Insurance Fund Total Bond Market Index Portfolio, and MFS VIT III Mid Cap Value Portfolio – July 2, 2018; and Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT US Equity Insights Fund, Delaware VIP® Small Cap Value Series, Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and Victory RS Small Cap Growth Equity VIP Series will become available on or after July 1, 2019 for investments by Separate Account Participants.

YIELD AND PERFORMANCE INFORMATION

Money Market Fund

Regulations adopted by the SEC require us to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Mutual of America Investment Corporation Money Market Fund or on its portfolio securities. This is called yield. The SEC also permits us to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the effective yield.

Yield and effective yield reflect our deductions from the Subaccount for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Mutual of America Investment Corporation Money Market Fund.

From time to time, we will include quotations of the yield or performance of the Separate Account’s Money Market Fund in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

A.

Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

B.

Effective yield is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

Effective Yield = [Base Period Return + 1)365/7] – 1.

The Traditional IRA, Roth IRA, Inherited IRA and FPA standard current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [0.16]%. All other contracts standard current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [(0.29)]%. The Tier 1 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [0.83]%. The Tier 2 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [0.73]%. The Tier 3 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [0.61]%. The Tier 4 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [0.46]%. The Tier 5 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [0.11]%. The VEC and Inactive Plan current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [(0.59)]%.

Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund’s actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Mutual of America Investment Corporation Money Market Fund, the types and quality of portfolio securities held by the Mutual of America Investment Corporation Money Market Fund, and its operating expenses.

When communicating total return to current or prospective Participants, we also may compare the Money Market Fund’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Subaccounts Other Than Money Market

From time to time, we may include quotations of a Subaccount’s total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Subaccount is given. Total return quotations reflect changes in the price of a Subaccount’s units and assume that all dividends and capital gains distributions during the respective periods were reinvested in Subaccount units. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

T = (ERV/P)1/n – 1.

Where:

P = a hypothetical initial payment of $1,000

T = average annual total return

n = number of years

ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

See “Performance Information for the Separate Accounts” in the Prospectus.

Average Annual Total Returns (Traditional IRA, Roth IRA, Inherited IRA and

FPA Standard Separate Account Annual Expenses) (a)

For the Periods Ended December 31, 2018 [update]

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	20.55%	14.28%	7.12%	8.19%	02/05/93
Mutual of America Investment Corporation All America	18.33%	13.05%	6.73%	9.27%	01/01/85
Mutual of America Investment Corporation Small Cap Value	7.31%	10.05%	7.48%	7.41%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	22.71%	13.00%	7.25%	7.61%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index
Mutual of America Investment Corporation Mid Cap Value	13.88%	12.14%	6.25%	6.66%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	15.00%	13.51%	8.54%	8.76%	05/03/99
Mutual of America Investment Corporation Composite	12.34%	8.15%	5.09%	7.40%	01/01/85
Mutual of America Investment Corporation International	23.35%	6.12%	0.75%	0.43%	11/05/07
Mutual of America Investment Corporation Money Market	(0.21)%	(1.04)%	(0.87)%	2.60%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	1.39%	0.66%	2.70%	3.60%	02/05/93

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Bond	2.67%	1.62%	3.51%	5.63%	01/01/85
Mutual of America Investment Corporation Retirement Income	6.38%	4.37%	4.21%	4.14%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	8.07%	5.74%	4.56%	4.40%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	9.63%	6.79%	4.82%	4.60%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	11.50%	7.88%	5.19%	4.94%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	13.40%	9.19%	5.67%	5.36%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	14.96%	10.20%	6.14%	5.79%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	16.09%	10.87%	6.19%	5.81%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	16.33%	11.02%	6.31%	5.91%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	16.56%	11.07%	6.26%	5.86%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	16.80%	11.16%	N/A	10.92%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	16.92%	N/A	N/A	16.70%	10/01/16
Mutual of America Investment Corporation 2060 Retirement
Mutual of America Investment Corporation Conservative Allocation	7.93%	4.77%	4.48%	4.52%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	12.69%	7.90%	5.83%	6.40%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	15.58%	10.23%	6.58%	7.72%	05/20/03
Fidelity VIP Equity-Income	11.99%	11.11%	5.10%	7.25%	05/01/95
Fidelity VIP Asset Manager	13.19%	6.50%	4.18%	5.78%	05/01/95
Fidelity VIP Contrafund®	20.91%	13.09%	6.23%	9.70%	05/01/95
Fidelity Mid Cap	19.85%	12.96%	7.00%	8.84%	07/01/05
Vanguard VIF Diversified Value	12.14%	10.86%	5.48%	6.18%	07/01/05
Vanguard VIF International	41.39%	9.58%	3.55%	7.34%	07/01/05
Vanguard VIF Real Estate Index	3.84%	N/A	N/A	7.63%	08/05/13
Vanguard VIF Total Bond Market Index
American Century VP Capital Appreciation	21.08%	11.69%	5.78%	8.07%	01/03/89
American Funds Insurance Series New World	28.56%	N/A	N/A	5.44%	08/05/13
Calvert VP SRI Balanced	10.99%	7.62%	4.32%	5.70%	05/13/91
DWS Capital Growth VIP	25.16%	15.50%	7.93%	8.49%	01/03/89
MFS VIT III Mid Cap Value Portfolio
Oppenheimer Main Street Fund®/VA	15.86%	13.20%	6.56%	7.11%	07/01/05
PIMCO VIT Real Return	3.03%	N/A	N/A	0.55%	08/05/13
T. Rowe Price Blue Chip Growth	35.13%	N/A	N/A	14.84%	08/05/13

(a)

Returns reflect the deduction of Separate Account Annual Expenses of 0.90%, excluding the $2 monthly charge. Returns between August 1, 2010 and September 30, 2016 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

Average Annual Total Returns

(All Other Contracts Standard Separate Account Annual Expenses) (b)

For the Periods Ended December 31, 2018 [update]

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	20.11%	14.18%	7.07%	8.17%	02/05/93
Mutual of America Investment Corporation All America	17.90%	12.95%	6.69%	9.26%	01/01/85
Mutual of America Investment Corporation Small Cap Value	6.91%	9.95%	7.43%	7.38%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	22.25%	12.90%	7.20%	7.58%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index
Mutual of America Investment Corporation Mid Cap Value	13.46%	12.04%	6.20%	6.63%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	14.57%	13.41%	8.49%	8.74%	05/03/99
Mutual of America Investment Corporation Composite	11.93%	8.05%	5.04%	7.20%	01/01/85
Mutual of America Investment Corporation International	22.89%	6.03%	0.71%	0.39%	11/05/07
Mutual of America Investment Corporation Money Market	(0.58)%	(1.13)%	(0.91)%	2.42%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	1.02%	0.57%	2.65%	3.59%	02/05/93
Mutual of America Investment Corporation Bond	2.30%	1.53%	3.46%	5.61%	01/01/85
Mutual of America Investment Corporation Retirement Income	5.98%	4.27%	4.17%	4.09%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	7.67%	5.64%	4.51%	4.36%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	9.23%	6.70%	4.77%	4.56%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	11.09%	7.78%	5.15%	4.89%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	12.98%	9.09%	5.63%	5.32%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	14.54%	10.10%	6.09%	5.75%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	15.66%	10.77%	6.14%	5.76%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	15.90%	10.92%	6.26%	5.86%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	16.13%	10.97%	6.22%	5.81%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	16.37%	11.07%	N/A	10.82%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	16.49%	N/A	N/A	16.28%	10/01/16
Mutual of America Investment Corporation 2060 Retirement

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Conservative Allocation	7.53%	4.68%	4.43%	4.49%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	12.27%	7.81%	5.79%	6.37%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	15.15%	10.13%	6.53%	7.69%	05/20/03
Fidelity VIP Equity-Income	11.58%	11.01%	5.06%	7.23%	05/01/95
Fidelity VIP Asset Manager	12.78%	6.41%	4.13%	5.76%	05/01/95
Fidelity VIP Contrafund®	20.46%	12.99%	6.19%	9.68%	05/01/95
Fidelity Mid Cap	19.41%	12.86%	6.95%	8.80%	07/01/05
Vanguard VIF Diversified Value	11.73%	10.76%	5.43%	6.14%	07/01/05
Vanguard VIF International	40.87%	9.48%	3.51%	7.30%	07/01/05
Vanguard VIF Real Estate Index	3.45%	N/A	N/A	7.52%	08/05/13
Vanguard VIF Total Bond Market Index
American Century VP Capital Appreciation	20.64%	11.59%	5.73%	8.06%	01/03/89
American Funds Insurance Series New World	28.08%	N/A	N/A	5.34%	08/05/13
Calvert VP SRI Balanced	10.58%	7.53%	4.28%	5.68%	05/13/91
DWS Capital Growth VIP	24.70%	15.40%	7.88%	8.47%	01/03/89
MFS VIT III Mid Cap Value
Oppenheimer Main Street Fund®/VA	15.43%	13.10%	6.52%	7.08%	07/01/05
PIMCO VIT Real Return	2.66%	N/A	N/A	0.45%	08/05/13
T. Rowe Price Blue Chip Growth	34.64%	N/A	N/A	14.72%	08/05/13

(b)

Returns reflect the deduction of Separate Account Annual Expenses of 1.35%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%

Average Annual Total Returns (Tier 1 Reduced Separate Account Annual Expenses (c)

For the Periods Ended December 31, 2018 [update]

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	21.27%	15.09%	7.79%	8.50%	02/05/93
Mutual of America Investment Corporation All America	19.04%	13.85%	7.40%	9.51%	01/01/85
Mutual of America Investment Corporation Small Cap Value	7.95%	10.83%	8.15%	8.04%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	23.44%	13.80%	7.92%	8.24%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index
Mutual of America Investment Corporation Mid Cap Value	14.56%	12.93%	6.91%	7.28%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	15.69%	14.31%	9.22%	9.18%	05/03/99
Mutual of America Investment Corporation Composite	13.01%	8.91%	5.74%	7.64%	01/01/85
Mutual of America Investment Corporation International	24.09%	6.87%	1.38%	1.06%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Money Market	0.39%	(0.34)%	(0.25)%	2.83%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	2.00%	1.38%	3.34%	3.91%	02/05/93
Mutual of America Investment Corporation Bond	3.29%	2.34%	4.16%	5.86%	01/01/85
Mutual of America Investment Corporation Retirement Income	7.01%	5.11%	4.87%	4.79%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	8.72%	6.49%	5.22%	5.05%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	10.29%	7.55%	5.47%	5.26%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	12.17%	8.64%	5.85%	5.59%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	14.08%	9.96%	6.34%	6.02%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	15.65%	10.98%	6.81%	6.45%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	16.78%	11.66%	6.85%	6.47%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	17.03%	11.80%	6.98%	6.57%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	17.25%	11.86%	6.93%	6.52%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	17.50%	11.97%	N/A	11.72%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	17.62%	N/A	N/A	17.38%	10/01/16
Mutual of America Investment Corporation 2060 Retirement
Mutual of America Investment Corporation Conservative Allocation	8.58%	5.52%	5.13%	5.04%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	13.36%	8.67%	6.49%	6.93%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	16.27%	11.01%	7.25%	8.26%	05/20/03
Fidelity VIP Equity-Income	12.67%	11.90%	5.76%	7.60%	05/01/95
Fidelity VIP Asset Manager	13.87%	7.25%	4.83%	6.12%	05/01/95
Fidelity VIP Contrafund	21.63%	13.89%	6.90%	10.05%	05/01/95
Fidelity VIP Mid Cap	20.56%	13.76%	7.67%	9.47%	07/01/05
Vanguard VIF Diversified Value	12.81%	11.65%	6.14%	6.80%	07/01/05
Vanguard VIF International	42.24%	10.36%	4.20%	7.96%	07/01/05
Vanguard VIF Real Estate Index	4.46%	N/A	N/A	8.39%	08/05/13
Vanguard VIF Total Bond Market Index
American Century VP Capital Appreciation	21.81%	12.48%	6.44%	8.34%	01/03/89
American Funds Insurance Series New World	29.33%	N/A	N/A	6.18%	08/05/13
Calvert VP SRI Balanced	11.66%	8.39%	4.98%	5.99%	05/13/91
DWS Capital Growth VIP	25.91%	16.32%	8.61%	8.76%	01/03/89
MFS VIT III Mid Cap Value

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Oppenheimer Main Street Fund®/VA	16.55%	14.00%	7.23%	7.74%	07/01/05
PIMCO VIT Real Return	3.65%	N/A	N/A	1.25%	08/05/13
T. Rowe Price Blue Chip Growth	35.94%	N/A	N/A	15.65%	08/05/13

(c)

Returns reflect the deduction of Separate Account Annual Expenses of 0.25%, excluding the $2 monthly charge. Returns between July 1, 2015 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 0.35%. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 2 Reduced Separate Account Annual Expenses) (d)

For the Periods Ended December 31, 2018 [update]

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	21.21%	15.08%	7.78%	8.50%	02/05/93
Mutual of America Investment Corporation All America	18.98%	13.84%	7.40%	9.51%	01/01/85
Mutual of America Investment Corporation Small Cap Value	7.90%	10.82%	8.15%	8.03%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	23.38%	13.79%	7.92%	8.24%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index
Mutual of America Investment Corporation Mid Cap Value	14.50%	12.92%	6.91%	7.28%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	15.63%	14.30%	9.21%	9.18%	05/03/99
Mutual of America Investment Corporation Composite	12.96%	8.90%	5.74%	7.64%	01/01/85
Mutual of America Investment Corporation International	24.02%	6.86%	1.38%	1.05%	11/05/07
Mutual of America Investment Corporation Money Market	0.33%	(0.35)%	(0.25)%	2.82%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	1.95%	1.37%	3.34%	3.90%	02/05/93
Mutual of America Investment Corporation Bond	3.24%	2.33%	4.15%	5.86%	01/01/85
Mutual of America Investment Corporation Retirement Income	6.96%	5.10%	4.86%	4.78%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	8.66%	6.48%	5.21%	5.05%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	10.23%	7.54%	5.47%	5.25%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	12.11%	8.63%	5.85%	5.59%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	14.02%	9.95%	6.33%	6.02%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	15.59%	10.97%	6.80%	6.45%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	16.72%	11.65%	6.85%	6.46%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2040 Retirement	16.97%	11.79%	6.97%	6.57%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	17.19%	11.84%	6.93%	6.51%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	17.44%	11.96%	N/A	11.71%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	17.56%	N/A	N/A	17.33%	10/01/16
Mutual of America Investment Corporation 2060 Retirement
Mutual of America Investment Corporation Conservative Allocation	8.52%	5.50%	5.13%	5.04%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	13.30%	8.66%	6.49%	6.93%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	16.21%	11.00%	7.24%	8.26%	05/20/03
Fidelity VIP Equity-Income	12.61%	11.88%	5.75%	7.59%	05/01/95
Fidelity VIP Asset Manager	13.81%	7.24%	4.83%	6.12%	05/01/95
Fidelity VIP Contrafund	21.57%	13.88%	6.90%	10.05%	05/01/95
Fidelity VIP Mid Cap	20.50%	13.75%	7.67%	9.47%	07/01/05
Vanguard VIF Diversified Value	12.75%	11.64%	6.13%	6.79%	07/01/05
Vanguard VIF International	42.17%	10.35%	4.19%	7.95%	07/01/05
Vanguard VIF Real Estate Index	4.40%	N/A	N/A	8.38%	08/05/13
Vanguard VIF Total Bond Market Index
American Century VP Capital Appreciation	21.75%	12.46%	6.44%	8.34%	01/03/89
American Funds Insurance Series New World	29.26%	N/A	N/A	6.17%	08/05/13
Calvert VP SRI Balanced	11.60%	8.38%	4.97%	5.99%	05/13/91
DWS Capital Growth VIP	25.85%	16.31%	8.60%	8.76%	01/03/89
MFS VIT III Mid Cap Value
Oppenheimer Main Street Fund®/VA	16.49%	13.99%	7.23%	7.73%	07/01/05
PIMCO VIT Real Return	3.60%	N/A	N/A	1.24%	08/05/13
T. Rowe Price Blue Chip Growth	35.87%	N/A	N/A	15.63%	08/05/13

(d)

Returns reflect the deduction of Separate Account Annual Expenses of 0.35%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 3 Reduced Separate Account Annual Expenses (e)

For the Periods Ended December 31, 2018 [update]

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	21.11%	15.03%	7.76%	8.49%	02/05/93
Mutual of America Investment Corporation All America	18.88%	13.79%	7.37%	9.50%	01/01/85
Mutual of America Investment Corporation Small Cap Value	7.80%	10.77%	8.12%	8.02%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	23.27%	13.74%	7.89%	8.22%	07/01/05

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Small Cap Equity Index
Mutual of America Investment Corporation Mid Cap Value	14.41%	12.87%	6.88%	7.26%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	15.53%	14.25%	9.19%	9.17%	05/03/99
Mutual of America Investment Corporation Composite	12.86%	8.85%	5.72%	7.63%	01/01/85
Mutual of America Investment Corporation International	23.92%	6.81%	1.36%	1.03%	11/05/07
Mutual of America Investment Corporation Money Market	0.25%	(0.39)%	(0.27)%	2.82%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	1.86%	1.32%	3.31%	3.90%	02/05/93
Mutual of America Investment Corporation Bond	3.15%	2.29%	4.13%	5.85%	01/01/85
Mutual of America Investment Corporation Retirement Income	6.87%	5.05%	4.84%	4.76%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	8.57%	6.43%	5.19%	5.03%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	10.14%	7.49%	5.45%	5.23%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	12.01%	8.58%	5.82%	5.56%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	13.93%	9.91%	6.31%	5.99%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	15.49%	10.92%	6.78%	6.43%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	16.62%	11.60%	6.82%	6.44%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	16.87%	11.74%	6.95%	6.54%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	17.09%	11.80%	6.90%	6.49%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	17.34%	11.91%	N/A	11.67%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	17.46%	N/A	N/A	17.23%	10/01/16
Mutual of America Investment Corporation 2060 Retirement
Mutual of America Investment Corporation Conservative Allocation	8.43%	5.46%	5.11%	5.02%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	13.21%	8.61%	6.47%	6.91%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	16.11%	10.95%	7.22%	8.24%	05/20/03
Fidelity VIP Equity-Income	12.51%	11.83%	5.73%	7.58%	05/01/95
Fidelity VIP Asset Manager	13.72%	7.20%	4.80%	6.11%	05/01/95
Fidelity VIP Contrafund	21.46%	13.83%	6.87%	10.04%	05/01/95
Fidelity VIP Mid Cap	20.40%	13.70%	7.64%	9.45%	07/01/05
Vanguard VIF Diversified Value	12.66%	11.59%	6.11%	6.77%	07/01/05
Vanguard VIF International	42.05%	10.30%	4.17%	7.93%	07/01/05
Vanguard VIF Real Estate Index	4.31%	N/A	N/A	8.32%	08/05/13
Vanguard VIF Total Bond Market Index

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
American Century VP Capital Appreciation	21.64%	12.41%	6.41%	8.33%	01/03/89
American Funds Insurance Series New World	29.15%	N/A	N/A	6.12%	08/05/13
Calvert VP SRI Balanced	11.50%	8.33%	4.95%	5.98%	05/13/91
DWS Capital Growth VIP	25.74%	16.25%	8.58%	8.75%	01/03/89
MFS VIT III Mid Cap Value Portfolio
Oppenheimer Main Street Fund®/VA	16.39%	13.94%	7.20%	7.71%	07/01/05
PIMCO VIT Real Return	3.51%	N/A	N/A	1.19%	08/05/13
T. Rowe Price Blue Chip Growth	35.76%	N/A	N/A	15.57%	08/05/13

(e)

Returns reflect the deduction of Separate Account Annual Expenses of 0.45%, excluding the $2 monthly charge. Returns prior to July 1, 2015 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 4 Reduced Separate Account Annual Expenses) (f)

For the Periods Ended December 31, 2018 [update]

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	20.92%	14.89%	7.67%	8.45%	02/05/93
Mutual of America Investment Corporation All America	18.70%	13.65%	7.28%	9.47%	01/01/85
Mutual of America Investment Corporation Small Cap Value	7.64%	10.63%	8.03%	7.94%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	23.08%	13.60%	7.80%	8.14%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index
Mutual of America Investment Corporation Mid Cap Value	14.23%	12.73%	6.79%	7.19%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	15.35%	14.11%	9.09%	9.12%	05/03/99
Mutual of America Investment Corporation Composite	12.69%	8.72%	5.63%	7.60%	01/01/85
Mutual of America Investment Corporation International	23.73%	6.68%	1.27%	0.95%	11/05/07
Mutual of America Investment Corporation Money Market	0.10%	(0.51)%	(0.35)%	2.79%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	1.72%	1.21%	3.23%	3.86%	02/05/93
Mutual of America Investment Corporation Bond	3.00%	2.16%	4.05%	5.83%	01/01/85
Mutual of America Investment Corporation Retirement Income	6.71%	4.93%	4.75%	4.67%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	8.41%	6.30%	5.10%	4.94%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	9.98%	7.36%	5.36%	5.14%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	11.85%	8.45%	5.73%	5.47%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	13.76%	9.77%	6.22%	5.90%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	15.32%	10.78%	6.68%	6.34%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2035 Retirement	16.45%	11.46%	6.73%	6.35%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	16.69%	11.61%	6.85%	6.45%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	16.92%	11.66%	6.81%	6.40%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	17.16%	11.75%	N/A	11.51%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	17.28%	N/A	N/A	17.05%	10/01/16
Mutual of America Investment Corporation 2060 Retirement
Mutual of America Investment Corporation Conservative Allocation	8.27%	5.34%	5.02%	4.96%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	13.04%	8.48%	6.38%	6.85%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	15.94%	10.82%	7.13%	8.18%	05/20/03
Fidelity VIP Equity-Income	12.34%	11.70%	5.64%	7.54%	05/01/95
Fidelity VIP Asset Manager	13.55%	7.07%	4.71%	6.07%	05/01/95
Fidelity VIP Contrafund	21.28%	13.69%	6.78%	9.99%	05/01/95
Fidelity VIP Mid Cap	20.22%	13.55%	7.55%	9.37%	07/01/05
Vanguard VIF Diversified Value	12.49%	11.45%	6.02%	6.70%	07/01/05
Vanguard VIF International	41.83%	10.16%	4.08%	7.86%	07/01/05
Vanguard VIF Real Estate Index	4.15%	N/A	N/A	8.19%	08/05/13
Vanguard VIF Total Bond Market Index
American Century VP Capital Appreciation	21.46%	12.27%	6.32%	8.30%	01/03/89
American Funds Insurance Series New World	28.95%	N/A	N/A	5.99%	08/05/13
Calvert VP SRI Balanced	11.34%	8.20%	4.86%	5.95%	05/13/91
DWS Capital Growth VIP	25.55%	16.11%	8.49%	8.14%	01/03/89
MFS VIT III Mid Cap Value
Oppenheimer Main Street Fund®/VA	16.22%	13.80%	7.11%	7.64%	07/01/05
PIMCO VIT Real Return	3.36%	N/A	N/A	1.07%	08/05/13
T. Rowe Price Blue Chip Growth	35.55%	N/A	N/A	15.43%	08/05/13

(f)

Returns reflect the deduction of Separate Account Annual Expenses of 0.60%, excluding the $2 monthly charge. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.50%.

Average Annual Total Returns (Tier 5 Reduced Separate Account Annual Expenses) (g)

For the Periods Ended December 31, 2018 [update]

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	20.35%	14.23%	7.09%	8.18%	02/05/93
Mutual of America Investment Corporation All America	18.13%	13.00%	6.71%	9.26%	01/01/85
Mutual of America Investment Corporation Small Cap Value	7.13%	9.99%	7.45%	7.39%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	22.50%	12.94%	7.22%	7.59%	07/01/05

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Small Cap Equity Index
Mutual of America Investment Corporation Mid Cap Value	13.69%	12.08%	6.22%	6.64%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	14.80%	13.45%	8.51%	8.75%	05/03/99
Mutual of America Investment Corporation Composite	12.15%	8.09%	5.06%	7.21%	01/01/85
Mutual of America Investment Corporation International	23.14%	6.07%	0.73%	0.41%	11/05/07
Mutual of America Investment Corporation Money Market	(0.38)%	(1.09)%	(0.89)%	2.43%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	1.22%	0.61%	2.67%	3.59%	02/05/93
Mutual of America Investment Corporation Bond	2.50%	1.57%	3.48%	5.62%	01/01/85
Mutual of America Investment Corporation Retirement Income	6.20%	4.32%	4.19%	4.12%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	7.89%	5.69%	4.53%	4.38%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	9.45%	6.74%	4.79%	4.58%	11/05/07
Mutual of America Investment Corporation 2020 Retirement	11.31%	7.83%	5.17%	4.91%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	13.21%	9.14%	5.65%	5.34%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	14.77%	10.14%	6.11%	5.77%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	15.89%	10.82%	6.16%	5.78%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	16.13%	10.96%	6.28%	5.89%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	16.36%	11.01%	6.24%	5.83%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	16.60%	11.11%	N/A	10.87%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	16.72%	N/A	N/A	16.47%	10/01/16
Mutual of America Investment Corporation 2060 Retirement
Mutual of America Investment Corporation Conservative Allocation	7.75%	4.72%	4.45%	4.50%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	12.50%	7.85%	5.81%	6.39%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	15.39%	10.18%	6.55%	7.71%	05/20/03
Fidelity VIP Equity-Income	11.81%	11.05%	5.08%	7.24%	05/01/95
Fidelity VIP Asset Manager	13.00%	6.45%	4.15%	5.77%	05/01/95
Fidelity VIP Contrafund	20.70%	13.04%	6.21%	9.69%	05/01/95
Fidelity VIP Mid Cap	19.64%	12.90%	6.97%	8.82%	07/01/05
Vanguard VIF Diversified Value	11.95%	10.81%	5.45%	6.16%	07/01/05
Vanguard VIF International	41.15%	9.53%	3.53%	7.31%	07/01/05

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Vanguard VIF Real Estate Index	3.66%	N/A	N/A	7.57%	08/05/13
Vanguard VIF Total Bond Market Index
American Century VP Capital Appreciation	20.88%	11.63%	5.75%	8.06%	01/03/89
American Funds Insurance Series New World	28.34%	N/A	N/A	5.38%	08/05/13
Calvert VP SRI Balanced	10.80%	7.57%	4.30%	5.69%	05/13/91
DWS Capital Growth VIP	24.95%	15.44%	7.91%	8.48%	01/03/89
MFS VIT III Mid Cap Value
Oppenheimer Main Street Fund®/VA	15.66%	13.14%	6.54%	7.09%	07/01/05
PIMCO VIT Real Return	2.86%	N/A	N/A	0.49%	08/05/13
T. Rowe Price Blue Chip Growth	34.91%	N/A	N/A	14.77%	08/05/13

(g)

Returns reflect the deduction of Separate Account Annual Expenses of 0.95%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

Average Annual Total Returns (VEC and Inactive Plan Separate Account Annual Expenses) (h)

For the Periods Ended December 31, 2018 [update]

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation Equity Index	19.93%	14.15%	7.05%	8.16%	02/05/93
Mutual of America Investment Corporation All America	17.73%	12.92%	6.67%	9.25%	01/01/85
Mutual of America Investment Corporation Small Cap Value	6.76%	9.92%	7.42%	7.36%	07/01/05
Mutual of America Investment Corporation Small Cap Growth	22.07%	12.87%	7.19%	7.56%	07/01/05
Mutual of America Investment Corporation Small Cap Equity Index
Mutual of America Investment Corporation Mid Cap Value	13.30%	12.00%	6.18%	6.61%	07/01/05
Mutual of America Investment Corporation Mid-Cap Equity Index	14.41%	13.38%	8.47%	8.73%	05/03/99
Mutual of America Investment Corporation Composite	11.77%	8.02%	5.02%	7.20%	01/01/85
Mutual of America Investment Corporation International	22.71%	6.00%	0.69%	0.37%	11/05/07
Mutual of America Investment Corporation Money Market	(0.72)%	(1.16)%	(0.93)%	2.42%	01/01/85
Mutual of America Investment Corporation Mid-Term Bond	0.88%	0.55%	2.64%	3.58%	02/05/93
Mutual of America Investment Corporation Bond	2.15%	1.50%	3.45%	5.61%	01/01/85
Mutual of America Investment Corporation Retirement Income	5.83%	4.24%	4.15%	4.08%	11/05/07
Mutual of America Investment Corporation 2010 Retirement	7.52%	5.61%	4.50%	4.34%	11/05/07
Mutual of America Investment Corporation 2015 Retirement	9.07%	6.67%	4.75%	4.54%	11/05/07

	One Year	Five Years	Ten Years	Life of Fund	Inception Date
Mutual of America Investment Corporation 2020 Retirement	10.93%	7.75%	5.13%	4.88%	11/05/07
Mutual of America Investment Corporation 2025 Retirement	12.82%	9.06%	5.61%	5.30%	11/05/07
Mutual of America Investment Corporation 2030 Retirement	14.37%	10.07%	6.08%	5.73%	11/05/07
Mutual of America Investment Corporation 2035 Retirement	15.49%	10.74%	6.12%	5.74%	11/05/07
Mutual of America Investment Corporation 2040 Retirement	15.74%	10.89%	6.25%	5.85%	11/05/07
Mutual of America Investment Corporation 2045 Retirement	15.96%	10.94%	6.20%	5.79%	11/05/07
Mutual of America Investment Corporation 2050 Retirement	16.20%	11.03%	N/A	10.79%	10/01/12
Mutual of America Investment Corporation 2055 Retirement	16.32%	N/A	N/A	16.15%	10/01/16
Mutual of America Investment Corporation 2060 Retirement
Mutual of America Investment Corporation Conservative Allocation	7.38%	4.65%	4.42%	4.48%	05/20/03
Mutual of America Investment Corporation Moderate Allocation	12.11%	7.78%	5.77%	6.36%	05/20/03
Mutual of America Investment Corporation Aggressive Allocation	14.99%	10.10%	6.52%	7.68%	05/20/03
Fidelity VIP Equity-Income	11.42%	10.98%	5.04%	7.22%	05/01/95
Fidelity VIP Asset Manager	12.62%	6.38%	4.12%	5.76%	05/01/95
Fidelity VIP Contrafund	20.29%	12.96%	6.17%	9.67%	05/01/95
Fidelity VIP Mid Cap	19.23%	12.82%	6.94%	8.79%	07/01/05
Vanguard VIF Diversified Value	11.57%	10.73%	5.42%	6.13%	07/01/05
Vanguard VIF International	40.67%	9.45%	3.49%	7.28%	07/01/05
Vanguard VIF Real Estate Index	3.30%	N/A	N/A	7.49%	08/05/13
Vanguard VIF Total Bond Market Index
American Century VP Capital Appreciation	20.46%	11.55%	5.72%	8.05%	01/03/89
American Funds Insurance Series New World	27.90%	N/A	N/A	5.30%	08/05/13
Calvert VP SRI Balanced	10.42%	7.50%	4.26%	5.68%	05/13/91
DWS Capital Growth VIP	24.52%	15.36%	7.87%	8.46%	01/03/89
MFS VIT III Mid Cap Value
Oppenheimer Main Street Fund®/VA	15.26%	13.06%	6.50%	7.06%	07/01/05
PIMCO VIT Real Return	2.51%	N/A	N/A	0.41%	08/05/13
T. Rowe Price Blue Chip Growth	34.44%	N/A	N/A	14.68%	08/05/13

(h)

Returns reflect the deduction of Separate Account Annual Expenses of 1.65%, excluding the $2 monthly charge. Returns between August 1, 2010 and June 30, 2017 reflect the deduction of Separate Account Annual Expenses of 1.20%. Returns prior to August 1, 2010 reflect the deduction of Separate Account Annual Expenses of 0.90%.

The Traditional IRA, Roth IRA, Inherited IRA and FPA standard current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2018 was [(0.16)]%. All other contracts standard current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2018 was [(0.29)]%. The Tier 1 Reduced Fee current yield of the

Money Market Fund of the Separate Account for the seven day period ended December 31, 2018 was [(0.83)]%. The Tier 2 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2018 was [(0.73)]%. The Tier 3 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven day period ended December 31, 2018 was [(0.61)]%. The Tier 4 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [(0.46)]%. The Tier 5 Reduced Fee current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [(0.11)]%. The VEC and Inactive Plan current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 31, 2018 was [(0.59)]%.

The returns for the All America Fund (previously called the “Stock Fund”) prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The All America Fund adopted its current asset allocation model as of May 1, 2014, and returns prior to that date reflect the results of the prior asset allocation model.

The Conservative Allocation Fund, the Moderate Allocation Fund and the Aggressive Allocation Fund adopted their respective asset allocation models as of May 1, 2014, and returns prior to that date reflect the results of their respective prior asset allocation models.

The inception dates are for the Subaccounts in Separate Account No. 2.

In the above tables, we did not deduct the $2.00 monthly contract fee from each Subaccount. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant’s actual allocation of Account Value (unless the fee has been waived).

If you have Account Value in the General Account, the monthly contract fee would be deducted from the General Account, not any Subaccount. If you do not have Account Value allocated to the General Account, but you do have Account Value allocated to more than one Subaccount, the fee would only be deducted from one of the Subaccounts so that an illustration of total return figures of the other Subaccounts could be lower than shown above.

If you do not have any Account Value in the General Account, we will deduct the $2.00 monthly charge from your Account Value allocated to one or more of the Subaccounts, in the following order: [add new funds]

(a)	Mutual of America Investment Corporation Money Market Fund (except if redemption of shares has been suspended),

(b)	Mutual of America Investment Corporation Mid-Term Bond Fund,

(c)	Mutual of America Investment Corporation Bond Fund,

(d)	Mutual of America Investment Corporation Composite Fund,

(e)	Fidelity VIP Asset Manager Portfolio,

(f)	Calvert VP SRI Balanced Portfolio,

(g)	Fidelity VIP Equity-Income Portfolio,

(h)	Mutual of America Investment Corporation All America Fund,

(i)	Mutual of America Investment Corporation Equity Index Fund,

(j)	Mutual of America Investment Corporation Mid-Cap Equity Index Fund,

(k)	Fidelity VIP Contrafund® Portfolio,

(l)	DWS Capital Growth VIP,

(m)	American Century VP Capital Appreciation Fund,

(n)	Mutual of America Investment Corporation Conservative Allocation Fund,

(o)	Mutual of America Investment Corporation Moderate Allocation Fund,

(p)	Mutual of America Investment Corporation Aggressive Allocation Fund,

(q)	Mutual of America Investment Corporation Small Cap Value Fund,

(r)	Mutual of America Investment Corporation Small Cap Growth Fund,

(s)	Mutual of America Investment Corporation Mid Cap Value Fund,

(t)	Fidelity VIP Mid Cap Portfolio,

(u)	Oppenheimer Main Street Fund®/VA,

(v)	Vanguard VIF Diversified Value Portfolio,

(w)	Vanguard VIF International Portfolio,

(x)	Mutual of America Investment Corporation International Fund

(y)	Mutual of America Investment Corporation Retirement Income Fund,

(z)	Mutual of America Investment Corporation 2010 Retirement Fund,

(aa)	Mutual of America Investment Corporation 2015 Retirement Fund,

(bb)	Mutual of America Investment Corporation 2020 Retirement Fund,

(cc)	Mutual of America Investment Corporation 2025 Retirement Fund,

(dd)	Mutual of America Investment Corporation 2030 Retirement Fund,

(ee)	Mutual of America Investment Corporation 2035 Retirement Fund,

(ff)	Mutual of America Investment Corporation 2040 Retirement Fund,

(gg)	Mutual of America Investment Corporation 2045 Retirement Fund,

(hh)	Mutual of America Investment Corporation 2050 Retirement Fund,

(ii)	Mutual of America Investment Corporation 2055 Retirement Fund,

(jj)	Mutual of America Investment Corporation 2060 Retirement Fund,

(kk)	American Funds Insurance Series New World Fund®,

(ll)	PIMCO VIT Real Return Portfolio,

(mm)	T. Rowe Price Blue Chip Growth Portfolio,

(nn)	Vanguard VIF Real Estate Index Portfolio,

(oo)	Mutual of America Investment Corporation Small Cap Equity Index Fund,

(pp)	MFS VIT III Mid Cap Value Portfolio,

(qq)	Vanguard Total Bond Market Index Portfolio,

(rr)	Delaware VIP® Small Cap Value Series,

(ss)	Goldman Sachs VIT Small Cap Equity Insights Fund,

(tt)	Goldman Sachs VIT US Equity Insights Fund,

(uu)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio, and

(vv)	Victory RS Small Cap Growth Equity VIP Series.

Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Subaccount. Total return and yield for a Subaccount will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

When communicating total return to current or prospective Participants, we also may compare a Subaccount’s figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

See “Performance Information for the Separate Accounts” in the Prospectus.

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

We hold title to the Separate Account’s assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Subaccounts.

STATE REGULATION

We are subject to regulation by the New York State Superintendent of Financial Services (“Superintendent”) as well as by the insurance departments of all the other states and jurisdictions in which we do business.

We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and records are subject to review and examination by the Superintendent and the Superintendent’s agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.

PERIODIC REPORTS

Prior to your Annuity Commencement Date, we will provide you, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:

(1)	Amounts added to your Account Value, which will be Deferred Compensation deposits under 457 Contracts or Contributions under Thrift, IRA, FPA and TDA Contracts made by you or on your behalf, including

•	the allocation of contributed amounts to the Separate and General Accounts;

•

the date Deferred Compensation was deducted from your salary or the Contribution was made, as well as any designation of the Contribution as a Designated Roth Contribution (if permitted by your Plan); and

•	the date the amount was credited to your account.

(3)	Interest accrued on amounts allocated for you to the General Account.

(4)	The number and dollar value of Accumulation Units credited to you in each Subaccount;

(5)	The total amounts of all withdrawals and transfers from the General Account and each Subaccount; and

(6)	Any change in your plan’s status with respect to eligibility for the Reduced Fee.

The statement we send to you also will specify your Account Value available to provide a periodic benefit, cash return or death benefit. We will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account and showing the schedules of investments held in each Underlying Fund.

LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts and certain legal matters relating to Federal securities laws, have been passed upon by James J. Roth, Senior Executive Vice President and General Counsel of Mutual of America.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2018 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2018, have been included herein in reliance upon the reports of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report, dated March [16], 2019, covering the December 31, 2018, 2017 and 2016 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

ADDITIONAL INFORMATION

We have filed with the SEC a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the SEC. The SEC has an Internet website at http://www.sec.gov, or you may write to the SEC’s Public Reference Section, 100 F Street, NE, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

FINANCIAL STATEMENTS

The statements of assets and liabilities of Mutual of America Separate Account No. 2 as of December 31, 2018 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein.

The consolidated statutory statements of financial condition of Mutual of America Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2018 and 2017, and the related consolidated statutory statements of operations and surplus, and cash flows for each of the years in the three-year period ended December 31, 2018, have been included herein in reliance upon the reports of KPMG LLP, independent auditors, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report, dated March [16], 2019, covering the December 31, 2018, 2017 and 2016 consolidated statutory statements referred to above contains an explanatory paragraph that states that the Company prepared the consolidated statutory financial statements using accounting practices prescribed or permitted by the New York State Department of Financial Services, which practices differs from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report referred to above states that the consolidated statutory financial statements are not intended to be and, therefore, are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that the consolidated statutory financial statements are presented fairly, in all material respects, in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services.

When you allocate Account Value to the Subaccounts, the value of the Account Value in those Subaccounts is impacted primarily by the investment results of the Underlying Fund(s).

Financial statements of the Separate Account for 2018 are included as follows:

Financial Statements of Mutual of America for 2018, 2017 and 2016 are included as follows:

You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

APPENDIX

Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

MUTUAL OF AMERICA INVESTMENT CORPORATION

Equity Index Fund

All America Fund

Small Cap Value Fund

Small Cap Growth Fund

Small Cap Equity Index Fund

Mid Cap Value Fund

Mid-Cap Equity Index Fund

Composite Fund

International Fund

Money Market Fund

Mid-Term Bond Fund

Bond Fund

Retirement Income Fund

2010 Retirement Fund

2015 Retirement Fund

2020 Retirement Fund

2025 Retirement Fund

2030 Retirement Fund

2035 Retirement Fund

2040 Retirement Fund

2045 Retirement Fund

2050 Retirement Fund

2055 Retirement Fund

Conservative Allocation Fund

Moderate Allocation Fund

Aggressive Allocation Fund

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

VIP Equity-Income Portfolio

VIP Asset Manager Portfolio

VIP Contrafund Portfolio

VIP Mid Cap Portfolio

VANGUARD VARIABLE INSURANCE FUNDS

VIF Diversified Value Portfolio

VIF International Portfolio

VIF REIT Index Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Capital Appreciation Fund

AMERICAN FUNDS INSURANCE SERIES

New World Fund

CALVERT VARIABLE SERIES, INC.

VP SRI Balanced Portfolio

DWS

Capital Growth VIP

OPPENHEIMER VARIABLE ACCOUNT FUNDS

Main Street Fund/VA

PIMCO VARIABLE INSURANCE TRUST

VIT Real Return Portfolio

T. ROWE PRICE EQUITY SERIES, INC.

Blue Chip Growth Portfolio

Statement of assets and liabilities as of December 31, 2018, the related statement of operations for the year then ended, and the statements of changes in net assets for the year ended December 31, 2018 and the period from July 2, 2018 (inception) to December 31, 2018.

VANGUARD

VIF Total Bond Market Index Portfolio

MFS VIT III

Mid Cap Value Portfolio

MUTUAL OF AMERICA INVESTMENT CORPORATION

Small Cap Equity Index Fund

2060 Retirement Fund

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
Equity Index Fund—$415,690,982
All America Fund—$225,493,393
Small Cap Value Fund—$144,496,057
Small Cap Growth Fund—$194,708,402)

(Notes 1 and 2)	$703,325,796	$261,306,553	$198,917,500	$242,990,487
Due From (To) Mutual of America General Account	82,893	(103,699)	(30,479)	401,343

Net Assets	$703,408,689	$261,202,854	$198,887,021	$243,391,830

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$156,686,212	$58,245,201	$36,731,924	$47,342,893

Tier 1 Reduced Fee Units	$68,169,483	$29,260,493	$20,311,726	$24,294,781

Tier 2 Reduced Fee Units	$36,829,050	$8,202,951	$9,870,704	$10,180,205

Tier 3 Reduced Fee Units	$170,420,454	$52,466,535	$49,679,548	$61,833,183

Tier 4 Reduced Fee Units	$95,414,603	$26,776,638	$27,202,930	$31,985,124

Tier 5 Reduced Fee Units	$40,432,745	$12,606,924	$10,371,133	$13,123,216

Standard Units	$60,053,555	$22,046,695	$19,211,294	$24,768,350

Inactive and Voluntary Employee Contribution Units	$75,402,587	$51,597,417	$25,507,762	$29,864,078

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	22,054,257	2,957,056	15,010,672	18,900,302

Tier 1 Reduced Fee Units	8,924,239	1,381,607	7,719,048	9,019,714

Tier 2 Reduced Fee Units	4,823,879	387,523	3,753,078	3,781,474

Tier 3 Reduced Fee Units	22,370,622	2,484,068	18,931,520	23,019,799

Tier 4 Reduced Fee Units	12,630,658	1,278,482	10,456,444	12,011,144

Tier 5 Reduced Fee Units	5,704,956	641,606	4,248,664	5,251,975

Standard Units	8,490,365	1,124,270	7,885,856	9,932,190

Inactive and Voluntary Employee Contribution Units	10,675,842	2,635,022	10,485,608	11,993,052

Unit Value(1):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$7.105	$19.697	$2.447	$2.505

Tier 1 Reduced Fee Units	$7.639	$21.179	$2.631	$2.694

Tier 2 Reduced Fee Units	$7.635	$21.168	$2.630	$2.692

Tier 3 Reduced Fee Units	$7.618	$21.121	$2.624	$2.686

Tier 4 Reduced Fee Units	$7.554	$20.944	$2.602	$2.663

Tier 5 Reduced Fee Units	$7.087	$19.649	$2.441	$2.499

Standard Units	$7.073	$19.610	$2.436	$2.494

Inactive and Voluntary Employee Contribution Units	$7.063	$19.581	$2.433	$2.490

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Mutual of America Investment Corporation
	Mid Cap Value Fund	Mid-Cap Equity Index Fund	Composite Fund	International Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Mid Cap Value Fund—$48,953,259 Mid-Cap Equity Index Fund—$339,815,450 Composite Fund—$143,339,051 International Fund—$22,931,916)
(Notes 1 and 2)	$60,896,791	$479,918,764	$163,274,460	$27,709,946
Due From (To) Mutual of America General Account	(210)	487,016	(44,843)	65,711

Net Assets	$60,896,581	$480,405,780	$163,229,617	$27,775,657

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$11,805,347	$115,992,326	$39,220,443	$2,708,200

Tier 1 Reduced Fee Units	$7,379,443	$45,883,031	$15,033,437	$3,083,468

Tier 2 Reduced Fee Units	$3,790,192	$22,678,105	$5,430,080	$1,923,394

Tier 3 Reduced Fee Units	$14,485,480	$115,115,948	$33,116,994	$8,574,967

Tier 4 Reduced Fee Units	$9,058,492	$68,001,529	$18,496,168	$6,021,707

Tier 5 Reduced Fee Units	$3,918,104	$25,927,453	$8,681,529	$1,778,986

Standard Units	$6,432,661	$42,655,941	$14,115,601	$2,723,980

Inactive and Voluntary Employee Contribution Units	$4,026,862	$44,151,447	$29,135,365	$960,955

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	5,266,003	24,161,166	3,726,450	2,591,790

Tier 1 Reduced Fee Units	3,061,400	8,889,226	1,328,489	2,770,409

Tier 2 Reduced Fee Units	1,573,192	4,395,856	480,098	1,729,018

Tier 3 Reduced Fee Units	6,025,699	22,363,024	2,934,282	7,725,381

Tier 4 Reduced Fee Units	3,800,422	13,323,251	1,652,306	5,471,409

Tier 5 Reduced Fee Units	1,752,032	5,413,943	826,870	1,706,678

Standard Units	2,882,192	8,924,834	1,347,129	2,618,504

Inactive and Voluntary Employee Contribution Units	1,806,870	9,251,141	2,784,553	925,085

Unit Value(1):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.242	$4.801	$10.525	$1.045

Tier 1 Reduced Fee Units	$2.410	$5.162	$11.316	$1.113

Tier 2 Reduced Fee Units	$2.409	$5.159	$11.310	$1.112

Tier 3 Reduced Fee Units	$2.404	$5.148	$11.286	$1.110

Tier 4 Reduced Fee Units	$2.384	$5.104	$11.194	$1.101

Tier 5 Reduced Fee Units	$2.236	$4.789	$10.499	$1.042

Standard Units	$2.232	$4.779	$10.478	$1.040

Inactive and Voluntary Employee Contribution Units	$2.229	$4.773	$10.463	$1.039

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Mutual of America Investment Corporation
	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Investments in Mutual of America Investment Corporation at fair value (Cost: Money Market Fund—$41,701,832 Mid-Term Bond Fund—$100,723,869 Bond Fund—$226,430,643 Retirement Income Fund—$56,655,894)
(Notes 1 and 2)	$42,309,246	$104,085,493	$235,995,668	$58,442,539
Due From (To) Mutual of America General Account	26,104	(76,285)	(75,789)	557,523

Net Assets	$42,335,350	$104,009,208	$235,919,879	$59,000,062

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1,458,429	$17,015,528	$38,946,078	$10,560,047

Tier 1 Reduced Fee Units	$5,103,660	$10,156,789	$22,954,296	$4,197,274

Tier 2 Reduced Fee Units	$2,385,547	$5,921,428	$10,851,084	$6,336,803

Tier 3 Reduced Fee Units	$12,430,808	$30,588,279	$68,863,770	$15,785,190

Tier 4 Reduced Fee Units	$5,388,087	$15,069,880	$39,195,457	$12,588,557

Tier 5 Reduced Fee Units	$3,842,123	$6,244,545	$13,884,527	$4,551,835

Standard Units	$6,021,983	$9,739,103	$21,193,876	$3,534,995

Inactive and Voluntary Employee Contribution Units	$5,704,713	$9,273,656	$20,030,791	$1,445,361

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	624,234	7,040,400	6,056,405	6,991,959

Tier 1 Reduced Fee Units	2,031,258	3,908,523	3,319,661	2,608,874

Tier 2 Reduced Fee Units	949,936	2,279,862	1,570,104	3,940,786

Tier 3 Reduced Fee Units	4,960,465	11,801,994	9,985,356	9,837,320

Tier 4 Reduced Fee Units	2,167,983	5,860,294	5,728,934	7,912,231

Tier 5 Reduced Fee Units	1,648,477	2,590,027	2,164,381	3,021,157

Standard Units	2,588,943	4,047,549	3,310,413	2,350,959

Inactive and Voluntary Employee Contribution Units	2,456,083	3,859,647	3,133,240	962,630

Unit Value(1):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2.336	$2.417	$6.431	$1.510

Tier 1 Reduced Fee Units	$2.513	$2.599	$6.915	$1.609

Tier 2 Reduced Fee Units	$2.511	$2.597	$6.911	$1.608

Tier 3 Reduced Fee Units	$2.506	$2.592	$6.896	$1.605

Tier 4 Reduced Fee Units	$2.485	$2.572	$6.842	$1.591

Tier 5 Reduced Fee Units	$2.331	$2.411	$6.415	$1.507

Standard Units	$2.326	$2.406	$6.402	$1.504

Inactive and Voluntary Employee Contribution Units	$2.323	$2.403	$6.393	$1.501

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Mutual of America Investment Corporation
	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2010 Retirement Fund—$17,152,704
2015 Retirement Fund—$100,771,324
2020 Retirement Fund—$301,584,622
2025 Retirement Fund—$348,040,138)

(Notes 1 and 2)	$17,414,172	$108,291,598	$348,677,861	$420,996,597
Due From (To) Mutual of America General Account	5,875	593,327	838,164	1,700,253

Net Assets	$17,420,047	$108,884,925	$349,516,025	$422,696,850

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$3,960,116	$28,196,094	$64,928,895	$65,376,007

Tier 1 Reduced Fee Units	$1,976,938	$12,193,360	$36,764,088	$49,675,499

Tier 2 Reduced Fee Units	$1,473,245	$8,027,276	$25,560,055	$26,153,423

Tier 3 Reduced Fee Units	$4,845,084	$25,436,648	$98,857,737	$125,829,122

Tier 4 Reduced Fee Units	$2,417,935	$16,914,372	$61,446,163	$76,975,571

Tier 5 Reduced Fee Units	$1,338,978	$7,676,985	$27,329,726	$31,421,748

Standard Units	$905,902	$7,369,703	$26,090,458	$38,379,787

Inactive and Voluntary Employee Contribution Units	$501,849	$3,070,487	$8,538,903	$8,885,693

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	2,587,743	18,173,910	40,833,729	38,969,729

Tier 1 Reduced Fee Units	1,212,714	7,377,739	21,704,928	27,796,632

Tier 2 Reduced Fee Units	904,199	4,859,517	15,098,054	14,642,082

Tier 3 Reduced Fee Units	2,979,970	15,431,507	58,519,421	70,597,392

Tier 4 Reduced Fee Units	1,499,954	10,349,961	36,688,833	43,562,957

Tier 5 Reduced Fee Units	877,080	4,960,273	17,229,381	18,775,528

Standard Units	594,590	4,771,282	16,481,029	22,978,978

Inactive and Voluntary Employee Contribution Units	329,865	1,990,756	5,401,709	5,327,783

Unit Value(1):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.530	$1.551	$1.590	$1.678

Tier 1 Reduced Fee Units	$1.630	$1.653	$1.694	$1.787

Tier 2 Reduced Fee Units	$1.629	$1.652	$1.693	$1.786

Tier 3 Reduced Fee Units	$1.626	$1.648	$1.689	$1.782

Tier 4 Reduced Fee Units	$1.612	$1.634	$1.675	$1.767

Tier 5 Reduced Fee Units	$1.527	$1.548	$1.586	$1.674

Standard Units	$1.524	$1.545	$1.583	$1.670

Inactive and Voluntary Employee Contribution Units	$1.521	$1.542	$1.581	$1.668

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Mutual of America Investment Corporation
	2030 Retirement Fund	2035 Retirement Fund	2040 Retirement Fund	2045 Retirement Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2030 Retirement Fund—$289,352,754
2035 Retirement Fund—$233,659,201
2040 Retirement Fund—$190,824,659
2045 Retirement Fund—$215,710,573)

(Notes 1 and 2)	$356,044,365	$292,411,430	$240,768,874	$278,097,478
Due From (To) Mutual of America General Account	1,181,161	897,391	595,847	429,240

Net Assets	$357,225,526	$293,308,821	$241,364,721	$278,526,718

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$40,262,792	$26,400,209	$17,204,981	$14,628,190

Tier 1 Reduced Fee Units	$43,055,174	$33,520,076	$25,374,816	$29,415,030

Tier 2 Reduced Fee Units	$25,739,709	$18,481,027	$15,548,898	$17,979,947

Tier 3 Reduced Fee Units	$107,292,818	$90,306,259	$77,887,283	$95,510,765

Tier 4 Reduced Fee Units	$69,847,183	$61,897,781	$49,834,626	$58,545,411

Tier 5 Reduced Fee Units	$30,499,376	$27,375,532	$21,103,969	$22,596,339

Standard Units	$33,753,723	$29,500,276	$27,183,283	$31,410,888

Inactive and Voluntary Employee Contribution Units	$6,774,751	$5,827,661	$7,226,865	$8,440,148

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	22,922,718	14,875,461	9,694,799	8,305,021

Tier 1 Reduced Fee Units	23,010,326	17,730,584	13,422,789	15,676,904

Tier 2 Reduced Fee Units	13,763,358	9,780,702	8,229,342	9,587,546

Tier 3 Reduced Fee Units	57,495,564	47,896,344	41,311,798	51,040,829

Tier 4 Reduced Fee Units	37,754,663	33,115,381	26,662,250	31,559,559

Tier 5 Reduced Fee Units	17,406,323	15,462,681	11,920,897	12,860,246

Standard Units	19,302,147	16,696,159	15,385,690	17,912,588

Inactive and Voluntary Employee Contribution Units	3,879,742	3,303,019	4,096,294	4,820,102

Unit Value(1):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.756	$1.775	$1.775	$1.761

Tier 1 Reduced Fee Units	$1.871	$1.891	$1.890	$1.876

Tier 2 Reduced Fee Units	$1.870	$1.890	$1.889	$1.875

Tier 3 Reduced Fee Units	$1.866	$1.885	$1.885	$1.871

Tier 4 Reduced Fee Units	$1.850	$1.869	$1.869	$1.855

Tier 5 Reduced Fee Units	$1.752	$1.770	$1.770	$1.757

Standard Units	$1.749	$1.767	$1.767	$1.754

Inactive and Voluntary Employee Contribution Units	$1.746	$1.764	$1.764	$1.751

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Mutual of America Investment Corporation
	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund	Aggressive Allocation Fund

Investments in Mutual of America Investment Corporation
at fair value
(Cost:
2050 Retirement Fund—$131,186,459
2055 Retirement Fund—$16,674,995
Conservative Allocation Fund—$100,903,837
Moderate Allocation Fund—$233,327,452
Aggressive Allocation Fund—$170,366,820)

(Notes 1 and 2)	$153,893,632	$17,991,256	$109,893,003	$288,633,103	$222,644,623
Due From (To) Mutual of America General Account	417,906	157,579	68,371	190,083	40,190

Net Assets	$154,311,538	$18,148,835	$109,961,374	$288,823,186	$222,684,813

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$8,237,229	$1,314,439	$25,230,891	$52,730,247	$26,556,369

Tier 1 Reduced Fee Units	$13,545,389	$1,288,059	$9,714,221	$26,431,090	$20,650,808

Tier 2 Reduced Fee Units	$8,617,252	$776,115	$4,611,270	$17,133,694	$14,429,529

Tier 3 Reduced Fee Units	$54,455,138	$5,486,058	$30,364,154	$81,288,924	$66,430,358

Tier 4 Reduced Fee Units	$34,650,878	$5,025,115	$17,072,404	$44,486,590	$36,316,795

Tier 5 Reduced Fee Units	$14,872,347	$1,620,972	$8,098,852	$24,189,096	$17,118,088

Standard Units	$18,322,604	$2,607,517	$10,883,156	$29,784,921	$27,185,337

Inactive and Voluntary Employee Contribution Units	$1,610,701	$30,560	$3,986,426	$12,778,624	$13,997,529

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	4,778,798	1,083,386	13,214,339	21,263,217	8,941,337

Tier 1 Reduced Fee Units	7,565,080	1,053,944	4,731,432	9,913,342	6,467,282

Tier 2 Reduced Fee Units	4,815,215	635,377	2,247,137	6,429,573	4,521,274

Tier 3 Reduced Fee Units	30,495,206	4,496,000	14,828,404	30,569,559	20,859,770

Tier 4 Reduced Fee Units	19,548,207	4,125,931	8,403,502	16,865,918	11,498,329

Tier 5 Reduced Fee Units	8,649,228	1,339,281	4,251,973	9,777,840	5,777,573

Standard Units	10,677,067	2,158,682	5,725,202	12,063,943	9,193,777

Inactive and Voluntary Employee Contribution Units	939,957	25,336	2,100,130	5,183,240	4,740,646

Unit Value(1):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$1.724	$1.213	$1.909	$2.480	$2.970

Tier 1 Reduced Fee Units	$1.791	$1.222	$2.053	$2.666	$3.193

Tier 2 Reduced Fee Units	$1.790	$1.222	$2.052	$2.665	$3.191

Tier 3 Reduced Fee Units	$1.786	$1.220	$2.048	$2.659	$3.185

Tier 4 Reduced Fee Units	$1.773	$1.218	$2.032	$2.638	$3.158

Tier 5 Reduced Fee Units	$1.720	$1.210	$1.905	$2.474	$2.963

Standard Units	$1.716	$1.208	$1.901	$2.469	$2.957

Inactive and Voluntary Employee Contribution Units	$1.714	$1.206	$1.898	$2.465	$2.953

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Fidelity
	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio

Investments in Fidelity VIP Portfolios
at fair value
(Cost:
Fidelity VIP Equity-Income Portfolio—$243,383,220
Fidelity VIP Asset Manager Portfolio—$135,328,069
Fidelity VIP Contrafund Portfolio—$495,391,935
Fidelity VIP Mid Cap Portfolio—$153,734,393)

(Notes 1 and 2)	$272,861,307	$139,383,398	$702,389,666	$191,431,398
Due From (To) Mutual of America General Account	(159,223)	16,107	(80,856)	72,542

Net Assets	$272,702,084	$139,399,505	$702,308,810	$191,503,940

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$46,056,481	$20,907,121	$147,292,200	$35,689,918

Tier 1 Reduced Fee Units	$29,217,517	$13,286,992	$74,684,706	$21,166,849

Tier 2 Reduced Fee Units	$12,235,635	$10,381,378	$35,552,326	$11,438,002

Tier 3 Reduced Fee Units	$71,334,621	$41,479,375	$163,793,660	$50,407,695

Tier 4 Reduced Fee Units	$39,581,499	$18,871,342	$92,287,273	$29,985,053

Tier 5 Reduced Fee Units	$15,562,078	$8,874,641	$35,590,417	$12,273,763

Standard Units	$23,508,437	$13,082,827	$62,293,626	$17,976,930

Inactive and Voluntary Employee Contribution Units	$35,205,816	$12,515,829	$90,814,602	$12,565,730

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	577,095	415,735	1,578,132	404,316

Tier 1 Reduced Fee Units	340,491	245,728	744,192	223,006

Tier 2 Reduced Fee Units	142,664	192,091	354,443	120,569

Tier 3 Reduced Fee Units	833,558	769,152	1,636,545	532,528

Tier 4 Reduced Fee Units	466,556	352,968	930,145	319,552

Tier 5 Reduced Fee Units	195,471	176,899	382,258	139,384

Standard Units	295,873	261,304	670,401	204,558

Inactive and Voluntary Employee Contribution Units	443,733	250,340	978,756	143,192

Unit Value(1):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$79.807	$50.290	$93.333	$88.272

Tier 1 Reduced Fee Units	$85.810	$54.072	$100.357	$94.916

Tier 2 Reduced Fee Units	$85.766	$54.044	$100.305	$94.867

Tier 3 Reduced Fee Units	$85.579	$53.929	$100.085	$94.657

Tier 4 Reduced Fee Units	$84.838	$53.465	$99.218	$93.835

Tier 5 Reduced Fee Units	$79.613	$50.168	$93.106	$88.057

Standard Units	$79.454	$50.068	$92.920	$87.882

Inactive and Voluntary Employee Contribution Units	$79.340	$49.995	$92.786	$87.754

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Vanguard			American Century
	VIF Diversified Value Portfolio	VIF International Portfolio	VIF REIT Index Portfolio	VP Capital Appreciation Fund

Investments in Vanguard VIF Portfolios and American Century VP Capital Appreciation Fund
at fair value
(Cost:
Vanguard VIF Diversified Value Portfolio—$160,405,746
Vanguard VIF International Portfolio—$227,247,901
Vanguard VIF REIT Index Portfolio—$44,822,429
American Century VP Capital Appreciation Fund—$247,536,296)

(Notes 1 and 2)	$183,327,510	$330,727,583	$44,024,847	$283,213,238
Due From (To) Mutual of America General Account	93,886	108,446	44,803	(8,919)

Net Assets	$183,421,396	$330,836,029	$44,069,650	$283,204,319

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$40,388,520	$58,258,578	$8,150,807	$55,416,040

Tier 1 Reduced Fee Units	$18,140,613	$33,812,532	$3,958,182	$29,684,024

Tier 2 Reduced Fee Units	$7,734,679	$18,000,868	$2,541,083	$12,944,775

Tier 3 Reduced Fee Units	$53,333,937	$95,831,445	$11,979,713	$67,985,972

Tier 4 Reduced Fee Units	$27,323,951	$47,641,713	$8,533,443	$39,538,743

Tier 5 Reduced Fee Units	$11,167,774	$20,588,042	$2,881,803	$16,033,324

Standard Units	$15,698,169	$29,706,389	$4,469,799	$26,097,414

Inactive and Voluntary Employee Contribution Units	$9,633,753	$26,996,462	$1,554,820	$35,504,027

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	1,364,385	1,625,652	477,885	1,146,901

Tier 1 Reduced Fee Units	569,999	877,583	225,005	571,419

Tier 2 Reduced Fee Units	243,160	467,443	144,524	249,317

Tier 3 Reduced Fee Units	1,680,375	2,494,020	682,860	1,312,311

Tier 4 Reduced Fee Units	868,087	1,250,337	489,127	769,877

Tier 5 Reduced Fee Units	378,186	575,901	169,377	332,640

Standard Units	532,668	832,625	263,237	542,521

Inactive and Voluntary Employee Contribution Units	327,362	757,772	91,699	739,142

Unit Value(1):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$29.602	$35.837	$17.056	$48.318

Tier 1 Reduced Fee Units	$31.826	$38.529	$17.592	$51.948

Tier 2 Reduced Fee Units	$31.809	$38.509	$17.582	$51.921

Tier 3 Reduced Fee Units	$31.739	$38.424	$17.543	$51.806

Tier 4 Reduced Fee Units	$31.476	$38.103	$17.446	$51.357

Tier 5 Reduced Fee Units	$29.530	$35.749	$17.014	$48.200

Standard Units	$29.471	$35.678	$16.980	$48.104

Inactive and Voluntary Employee Contribution Units	$29.428	$35.626	$16.956	$48.034

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	American Funds	Calvert	Deutsche
	New World Fund	VP SRI Balanced Portfolio	Capital Growth VIP

Investments in American Funds New World Fund,
Calvert VP SRI Balanced Portfolio and Deutsche Capital Growth VIP
at fair value
(Cost:
American Funds New World Fund—$10,825,326
Calvert VP SRI Balanced Portfolio—$99,857,643
Deutsche Capital Growth VIP—$224,205,725)

(Notes 1 and 2)	$12,422,682	$118,463,681	$328,898,120
Due From (To) Mutual of America General Account	9,089	31,102	(42,697)

Net Assets	$12,431,771	$118,494,783	$328,855,423

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$2,465,746	$17,379,068	$57,477,574

Tier 1 Reduced Fee Units	$1,256,369	$5,164,303	$36,709,363

Tier 2 Reduced Fee Units	$726,786	$7,617,420	$14,815,005

Tier 3 Reduced Fee Units	$3,375,334	$30,715,978	$70,947,449

Tier 4 Reduced Fee Units	$2,450,953	$19,004,577	$38,965,031

Tier 5 Reduced Fee Units	$588,877	$8,746,514	$14,980,460

Standard Units	$1,349,690	$16,981,047	$28,028,957

Inactive and Voluntary Employee Contribution Units	$218,016	$12,885,876	$66,931,584

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	83,086	3,007,500	637,128

Tier 1 Reduced Fee Units	41,046	831,236	378,478

Tier 2 Reduced Fee Units	23,757	1,226,720	152,823

Tier 3 Reduced Fee Units	110,572	4,957,149	733,466

Tier 4 Reduced Fee Units	80,734	3,092,271	406,214

Tier 5 Reduced Fee Units	19,891	1,517,291	166,462

Standard Units	45,682	2,951,662	312,079

Inactive and Voluntary Employee Contribution Units	7,390	2,243,079	746,311

Unit Value(1):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$29.677	$5.779	$90.214

Tier 1 Reduced Fee Units	$30.609	$6.213	$96.992

Tier 2 Reduced Fee Units	$30.593	$6.210	$96.942

Tier 3 Reduced Fee Units	$30.526	$6.196	$96.729

Tier 4 Reduced Fee Units	$30.358	$6.146	$95.922

Tier 5 Reduced Fee Units	$29.605	$5.765	$89.993

Standard Units	$29.545	$5.753	$89.814

Inactive and Voluntary Employee Contribution Units	$29.503	$5.745	$89.683

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Oppenheimer	PIMCO	T. Rowe Price
	Main Street Fund/VA	VIT Real Return Portfolio	Blue Chip Growth Portfolio

Investments in Oppenheimer Main Street Fund/VA,
PIMCO VIT Real Return Portfolio and T. Rowe Price Blue Chip Growth Portfolio
at fair value
(Cost:
Oppenheimer Main Street Fund/VA—$45,928,836
PIMCO VIT Real Return Portfolio—$20,928,417
T. Rowe Price Blue Chip Growth Portfolio—$131,873,405)

(Notes 1 and 2)	$56,644,948	$20,514,430	$165,805,540
Due From (To) Mutual of America General Account	416	35,659	89,206

Net Assets	$56,645,364	$20,550,089	$165,894,746

Net Assets:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$10,377,048	$5,687,281	$48,100,340

Tier 1 Reduced Fee Units	$7,125,743	$1,153,808	$16,175,698

Tier 2 Reduced Fee Units	$2,817,765	$1,073,130	$6,360,186

Tier 3 Reduced Fee Units	$14,959,792	$6,303,642	$39,419,080

Tier 4 Reduced Fee Units	$8,801,358	$3,390,302	$24,449,561

Tier 5 Reduced Fee Units	$3,440,318	$1,145,156	$9,557,651

Standard Units	$5,923,380	$1,495,942	$14,538,337

Inactive and Voluntary Employee Contribution Units	$3,199,960	$300,828	$7,293,893

Units Outstanding:
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	214,636	419,953	1,591,303

Tier 1 Reduced Fee Units	137,087	82,610	518,840

Tier 2 Reduced Fee Units	54,237	76,873	204,111

Tier 3 Reduced Fee Units	288,578	452,574	1,267,832

Tier 4 Reduced Fee Units	171,202	244,644	790,791

Tier 5 Reduced Fee Units	71,332	84,764	316,969

Standard Units	123,062	110,951	483,112

Inactive and Voluntary Employee Contribution Units	66,577	22,344	242,730

Unit Value(1):
Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units	$48.347	$13.543	$30.227

Tier 1 Reduced Fee Units	$51.980	$13.967	$31.177

Tier 2 Reduced Fee Units	$51.953	$13.960	$31.161

Tier 3 Reduced Fee Units	$51.840	$13.928	$31.092

Tier 4 Reduced Fee Units	$51.409	$13.858	$30.918

Tier 5 Reduced Fee Units	$48.230	$13.510	$30.153

Standard Units	$48.133	$13.483	$30.093

Inactive and Voluntary Employee Contribution Units	$48.064	$13.464	$30.049

(1)

Rounded to the nearest $0.001. Inputs used to derive each subaccount’s ending unit value are rounded to six decimal places. Refer to Note 5 for further information regarding the daily calculation of Accumulation Unit Values.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2017

	Mutual of America Investment Corporation
	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$10,251,492	$3,047,793	$1,100,748	$52,757	$619,920	$5,119,942
Expenses (Note 3)	5,026,558	2,169,414	1,567,844	1,735,898	454,751	3,632,962

Net Investment Income (Loss)	5,224,934	878,379	(467,096)	(1,683,141)	165,169	1,486,980

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	14,550,079	3,545,698	6,685,744	1,757,151	1,837,392	15,558,173
Realized gain from distributions	12,080,059	29,644,448	9,064,533	7,732,966	2,506,727	26,627,883

Net realized gain (loss) on investments	26,630,138	33,190,146	15,750,277	9,490,117	4,344,119	42,186,056

Net change in unrealized appreciation (depreciation) on investments	88,308,025	7,769,124	(1,380,516)	36,846,693	3,267,638	21,390,886

Net Realized and Unrealized Gain (Loss) on Investments	114,938,163	40,959,270	14,369,761	46,336,810	7,611,757	63,576,942

Net Increase (Decrease) in Net Assets Resulting From Operations	$120,163,097	$41,837,649	$13,902,665	$44,653,669	$7,776,926	$65,063,922

	Mutual of America Investment Corporation
	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$3,204,562	$509,729	$50,274	$2,277,534	$6,376,441	$898,497
Expenses (Note 3)	1,355,636	164,605	335,226	799,532	1,779,582	330,604

Net Investment Income (Loss)	1,848,926	345,124	(284,952)	1,478,002	4,596,859	567,893

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	2,602,322	211,810	89,901	505,978	1,178,131	172,756
Realized gain from distributions	18,478,245	61,717	—	140,359	436,917	804,663

Net realized gain (loss) on investments	21,080,567	273,527	89,901	646,337	1,615,048	977,419

Net change in unrealized appreciation (depreciation) on investments	(4,502,958)	4,244,596	150,167	(477,788)	360,805	1,503,124

Net Realized and Unrealized Gain (Loss) on Investments	16,577,609	4,518,123	240,068	168,549	1,975,853	2,480,543

Net Increase (Decrease) in Net Assets Resulting From Operations	$18,426,535	$4,863,247	$(44,884)	$1,646,551	$6,572,712	$3,048,436

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2017

	Mutual of America Investment Corporation
	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$368,803	$2,109,485	$5,254,039	$5,296,494	$4,013,677	$3,150,247
Expenses (Note 3)	113,688	735,350	2,152,126	2,540,647	2,047,881	1,713,303

Net Investment Income (Loss)	255,115	1,374,135	3,101,913	2,755,847	1,965,796	1,436,944

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	156,783	947,954	2,030,909	1,900,416	1,278,048	1,025,554
Realized gain from distributions	780,848	4,531,000	9,990,444	11,008,237	10,172,637	8,767,032

Net realized gain (loss) on investments	937,631	5,478,954	12,021,353	12,908,653	11,450,685	9,792,586

Net change in unrealized appreciation (depreciation) on investments	145,998	2,852,289	19,303,520	31,297,214	29,397,153	26,823,124

Net Realized and Unrealized Gain (Loss) on Investments	1,083,629	8,331,243	31,324,873	44,205,867	40,847,838	36,615,710

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,338,744	$9,705,378	$34,426,786	$46,961,714	$42,813,634	$38,052,654

	Mutual of America Investment Corporation
	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Investment Income and Expenses:
Dividend Income (Note 1)	$2,454,706	$2,901,481	$1,196,801	$—	$2,150,390	$5,036,840
Expenses (Note 3)	1,424,887	1,656,139	854,330	56,106	760,368	1,990,379

Net Investment Income (Loss)	1,029,819	1,245,342	342,471	(56,106)	1,390,022	3,046,461

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	1,026,968	1,741,452	362,900	16,442	511,376	2,875,776
Realized gain from distributions	7,896,357	8,938,161	3,143,204	—	1,885,483	7,994,845

Net realized gain (loss) on investments	8,923,325	10,679,613	3,506,104	16,442	2,396,859	10,870,621

Net change in unrealized appreciation (depreciation) on investments	21,807,576	25,958,300	15,921,024	1,298,678	4,036,412	18,739,684

Net Realized and Unrealized Gain (Loss) on Investments	30,730,901	36,637,913	19,427,128	1,315,120	6,433,271	29,610,305

Net Increase (Decrease) in Net Assets Resulting From Operations	$31,760,720	$37,883,255	$19,769,599	$1,259,014	$7,823,293	$32,656,766

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2017

	Mutual of America Investment Corporation	Fidelity				Vanguard
	Aggressive Allocation Fund	VIP Equity-Income Portfolio	VIP Asset Manager Portfolio	VIP Contrafund Portfolio	VIP Mid Cap Portfolio	VIF Diversified Value Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$3,243,526	$4,506,467	$2,527,449	$6,624,349	$1,242,585	$4,894,871
Expenses (Note 3)	1,537,916	1,840,930	866,997	4,682,847	1,142,316	1,304,282

Net Investment Income (Loss)	1,705,610	2,665,537	1,660,452	1,941,502	100,269	3,590,589

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	2,856,937	2,273,714	283,366	16,586,431	2,153,924	1,665,613
Realized gain from distributions	11,330,852	5,625,883	14,849,236	35,083,532	7,867,167	16,329,530

Net realized gain (loss) on investments	14,187,789	7,899,597	15,132,602	51,669,963	10,021,091	17,995,143

Net change in unrealized appreciation (depreciation) on investments	14,259,489	20,239,452	68,443	73,112,520	22,270,119	(1,051,730)

Net Realized and Unrealized Gain (Loss) on Investments	28,447,278	28,139,049	15,201,045	124,782,483	32,291,210	16,943,413

Net Increase (Decrease) in Net Assets Resulting From Operations	$30,152,888	$30,804,586	$16,861,497	$126,723,985	$32,391,479	$20,534,002

	Vanguard		American Century	American Funds	Calvert	Deutsche
	VIF International Portfolio	VIF REIT Index Portfolio	VP Capital Appreciation Fund	New World Fund	VP SRI Balanced Portfolio	Capital Growth VIP
Investment Income and Expenses:
Dividend Income (Note 1)	$3,038,114	$1,218,661	$—	$128,085	$2,327,403	$2,139,179
Expenses (Note 3)	2,159,813	342,527	1,638,899	67,576	953,031	2,545,827

Net Investment Income (Loss)	878,301	876,134	(1,638,899)	60,509	1,374,372	(406,648)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	4,031,205	(295,318)	4,172,674	26,349	1,425,006	6,769,953
Realized gain from distributions	1,858,196	2,173,279	33,366,623	—	1,184,458	22,630,001

Net realized gain (loss) on investments	5,889,401	1,877,961	37,539,297	26,349	2,609,464	29,399,954

Net change in unrealized appreciation (depreciation) on investments	89,733,831	(882,239)	15,684,093	2,199,693	8,183,885	37,962,261

Net Realized and Unrealized Gain (Loss) on Investments	95,623,232	995,722	53,223,390	2,226,042	10,793,349	67,362,215

Net Increase (Decrease) in Net Assets Resulting From Operations	$96,501,533	$1,871,856	$51,584,491	$2,286,551	$12,167,721	$66,955,567

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2017

	Oppenheimer	PIMCO	T. Rowe Price
	Main Street Fund/VA	VIT Real Return Portfolio	Blue Chip Growth Portfolio
Investment Income and Expenses:
Dividend Income (Note 1)	$676,161	$493,923	$—
Expenses (Note 3)	395,776	119,044	677,184

Net Investment Income (Loss)	280,385	374,879	(677,184)

Net Realized and Unrealized Gain (Loss) on Investments (Note 1):
Net realized gain (loss) on investment transactions	843,138	(91,810)	378,600
Realized gain from distributions	907,173	—	1,858,071

Net realized gain (loss) on investments	1,750,311	(91,810)	2,236,671

Net change in unrealized appreciation (depreciation) on investments	5,849,897	323,165	29,535,687

Net Realized and Unrealized Gain (Loss) on Investments	7,600,208	231,355	31,772,358

Net Increase (Decrease) in Net Assets Resulting From Operations	$7,880,593	$606,234	$31,095,174

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Equity Index Fund		All America Fund		Small Cap Value Fund
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$5,224,934	$4,947,685	$878,379	$1,097,164	$(467,096)	$53,868
Net realized gain (loss) on investments	26,630,138	23,437,661	33,190,146	16,500,259	15,750,277	4,868,430
Net change in unrealized appreciation (depreciation) on investments	88,308,025	28,173,309	7,769,124	5,472,036	(1,380,516)	26,809,654

Net Increase (Decrease) in net assets resulting from operations	120,163,097	56,558,655	41,837,649	23,069,459	13,902,665	31,731,952

From Unit Transactions:
Contributions	67,163,746	64,235,702	14,023,265	14,266,576	16,006,342	13,469,350
Withdrawals	(72,065,282)	(57,929,128)	(24,686,995)	(26,534,571)	(22,177,073)	(16,699,738)
Net transfers	2,900,562	3,941,527	(7,316,856)	(11,177,493)	(10,751,774)	(2,173,758)
Contract fees (Note 3)	(87,146)	(88,122)	(57,122)	(59,976)	(14,225)	(14,946)

Net Increase (Decrease) from unit transactions	(2,088,120)	10,159,979	(18,037,708)	(23,505,464)	(16,936,730)	(5,419,092)

Net Increase (Decrease) in Net Assets	118,074,977	66,718,634	23,799,941	(436,005)	(3,034,065)	26,312,860
Net Assets:
Beginning of Year	585,333,712	518,615,078	237,402,913	237,838,918	201,921,086	175,608,226

End of Year	$703,408,689	$585,333,712	$261,202,854	$237,402,913	$198,887,021	$201,921,086

	Mutual of America Investment Corporation
	Small Cap Growth Fund		Mid Cap Value Fund		Mid-Cap Equity Index Fund
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(1,683,141)	$(1,630,822)	$165,169	$241,997	$1,486,980	$1,571,345
Net realized gain (loss) on investments	9,490,117	19,936,924	4,344,119	3,441,090	42,186,056	31,706,730
Net change in unrealized appreciation (depreciation) on investments	36,846,693	(5,268,200)	3,267,638	3,658,135	21,390,886	38,787,637

Net Increase (Decrease) in net assets resulting from operations	44,653,669	13,037,902	7,776,926	7,341,222	65,063,922	72,065,712

From Unit Transactions:
Contributions	20,521,882	16,115,842	7,027,679	6,597,092	46,488,898	41,931,984
Withdrawals	(24,531,514)	(19,010,479)	(7,134,895)	(6,110,937)	(54,595,709)	(44,592,455)
Net transfers	2,684,392	(15,149,810)	(6,164,546)	1,974,418	(33,134,229)	14,705,564
Contract fees (Note 3)	(4,578)	(5,746)	(2,283)	(2,428)	(41,695)	(43,914)

Net Increase (Decrease) from unit transactions	(1,329,818)	(18,050,193)	(6,274,045)	2,458,145	(41,282,735)	12,001,179

Net Increase (Decrease) in Net Assets	43,323,851	(5,012,291)	1,502,881	9,799,367	23,781,187	84,066,891
Net Assets:
Beginning of Year	200,067,979	205,080,270	59,393,700	49,594,333	456,624,593	372,557,702

End of Year	$243,391,830	$200,067,979	$60,896,581	$59,393,700	$480,405,780	$456,624,593

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	Composite Fund		International Fund		Money Market Fund
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,848,926	$1,761,207	$345,124	$279,352	$(284,952)	$(357,307)
Net realized gain (loss) on investments	21,080,567	11,605,727	273,527	22,035	89,901	83,854
Net change in unrealized appreciation (depreciation) on investments	(4,502,958)	(3,122,154)	4,244,596	(116,078)	150,167	(26,765)

Net Increase (Decrease) in net assets resulting from operations	18,426,535	10,244,780	4,863,247	185,309	(44,884)	(300,218)

From Unit Transactions:
Contributions	12,554,711	10,096,423	4,862,095	4,271,824	4,834,390	4,962,155
Withdrawals	(20,260,145)	(16,717,010)	(2,565,262)	(1,884,561)	(5,624,541)	(6,901,705)
Net transfers	(2,928,814)	(2,914,608)	749,832	(1,599,915)	(296,200)	(218,673)
Contract fees (Note 3)	(52,008)	(51,791)	(991)	(1,027)	(69,303)	(75,995)

Net Increase (Decrease) from unit transactions	(10,686,256)	(9,586,986)	3,045,674	786,321	(1,155,654)	(2,234,218)

Net Increase (Decrease) in Net Assets	7,740,279	657,794	7,908,921	971,630	(1,200,538)	(2,534,436)
Net Assets:
Beginning of Year	155,489,338	154,831,544	19,866,736	18,895,106	43,535,888	46,070,324

End of Year	$163,229,617	$155,489,338	$27,775,657	$19,866,736	$42,335,350	$43,535,888

	Mutual of America Investment Corporation
	Mid-Term Bond Fund		Bond Fund		Retirement Income Fund
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,478,002	$1,952,368	$4,596,859	$4,654,959	$567,893	$522,471
Net realized gain (loss) on investments	646,337	672,203	1,615,048	1,253,911	977,419	1,433,298
Net change in unrealized appreciation (depreciation) on investments	(477,788)	235,884	360,805	2,835,064	1,503,124	5,540

Net Increase (Decrease) in net assets resulting from operations	1,646,551	2,860,455	6,572,712	8,743,934	3,048,436	1,961,309

From Unit Transactions:
Contributions	11,112,881	12,473,210	26,360,595	28,342,845	18,800,597	7,952,515
Withdrawals	(13,867,471)	(14,603,557)	(34,400,352)	(29,560,669)	(6,274,992)	(6,359,765)
Net transfers	(2,446,593)	(889,100)	(3,024,390)	3,552,044	836,988	3,377,297
Contract fees (Note 3)	(57,819)	(62,172)	(96,072)	(102,839)	(17,805)	(14,760)

Net Increase (Decrease) from unit transactions	(5,259,002)	(3,081,619)	(11,160,219)	2,231,381	13,344,788	4,955,287

Net Increase (Decrease) in Net Assets	(3,612,451)	(221,164)	(4,587,507)	10,975,315	16,393,224	6,916,596
Net Assets:
Beginning of Year	107,621,659	107,842,823	240,507,386	229,532,071	42,606,838	35,690,242

End of Year	$104,009,208	$107,621,659	$235,919,879	$240,507,386	$59,000,062	$42,606,838

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2010 Retirement Fund		2015 Retirement Fund		2020 Retirement Fund
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$255,115	$256,911	$1,374,135	$1,501,356	$3,101,913	$3,003,846
Net realized gain (loss) on investments	937,631	1,090,554	5,478,954	7,120,716	12,021,353	11,462,959
Net change in unrealized appreciation (depreciation) on investments	145,998	(361,534)	2,852,289	(2,194,689)	19,303,520	4,770,939

Net Increase (Decrease) in net assets resulting from operations	1,338,744	985,931	9,705,378	6,427,383	34,426,786	19,237,744

From Unit Transactions:
Contributions	2,226,200	2,208,257	16,386,567	15,788,482	67,172,943	56,205,166
Withdrawals	(3,441,495)	(3,379,196)	(17,470,788)	(17,867,915)	(42,440,103)	(31,355,224)
Net transfers	232,730	(626,768)	(1,049,288)	(2,250,370)	4,146,129	1,301
Contract fees (Note 3)	(3,145)	(3,499)	(19,974)	(22,064)	(55,594)	(52,284)

Net Increase (Decrease) from unit transactions	(985,710)	(1,801,206)	(2,153,483)	(4,351,867)	28,823,375	24,798,959

Net Increase (Decrease) in Net Assets	353,034	(815,275)	7,551,895	2,075,516	63,250,161	44,036,703
Net Assets:
Beginning of Year	17,067,013	17,882,288	101,333,030	99,257,514	286,265,864	242,229,161

End of Year	$17,420,047	$17,067,013	$108,884,925	$101,333,030	$349,516,025	$286,265,864

	Mutual of America Investment Corporation
	2025 Retirement Fund		2030 Retirement Fund		2035 Retirement Fund
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,755,847	$2,693,513	$1,965,796	$2,037,400	$1,436,944	$1,483,823
Net realized gain (loss) on investments	12,908,653	11,812,258	11,450,685	10,966,435	9,792,586	10,132,591
Net change in unrealized appreciation (depreciation) on investments	31,297,214	10,295,159	29,397,153	8,768,166	26,823,124	7,803,260

Net Increase (Decrease) in net assets resulting from operations	46,961,714	24,800,930	42,813,634	21,772,001	38,052,654	19,419,674

From Unit Transactions:
Contributions	84,069,239	66,758,109	76,594,213	52,425,985	61,396,351	46,289,548
Withdrawals	(37,168,943)	(23,122,515)	(28,227,765)	(19,836,450)	(24,838,407)	(18,113,883)
Net transfers	5,500,978	2,970,648	7,239,367	1,644,565	2,698,769	1,187,619
Contract fees (Note 3)	(72,126)	(65,434)	(74,555)	(67,130)	(77,238)	(69,136)

Net Increase (Decrease) from unit transactions	52,329,148	46,540,808	55,531,260	34,166,970	39,179,475	29,294,148

Net Increase (Decrease) in Net Assets	99,290,862	71,341,738	98,344,894	55,938,971	77,232,129	48,713,822
Net Assets:
Beginning of Year	323,405,988	252,064,250	258,880,632	202,941,661	216,076,692	167,362,870

End of Year	$422,696,850	$323,405,988	$357,225,526	$258,880,632	$293,308,821	$216,076,692

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation
	2040 Retirement Fund		2045 Retirement Fund		2050 Retirement Fund
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,029,819	$1,141,836	$1,245,342	$1,429,826	$342,471	$245,175
Net realized gain (loss) on investments	8,923,325	9,076,412	10,679,613	11,161,681	3,506,104	2,299,094
Net change in unrealized appreciation (depreciation) on investments	21,807,576	6,357,618	25,958,300	7,717,134	15,921,024	6,108,998

Net Increase (Decrease) in net assets resulting from operations	31,760,720	16,575,866	37,883,255	20,308,641	19,769,599	8,653,267

From Unit Transactions:
Contributions	50,754,750	38,979,508	54,561,536	44,003,868	51,559,303	43,198,257
Withdrawals	(20,714,978)	(16,092,013)	(28,913,526)	(20,205,138)	(16,134,341)	(7,507,764)
Net transfers	1,073,740	(1,400,281)	317,594	(622,222)	37,462	1,010,372
Contract fees (Note 3)	(76,412)	(69,197)	(125,527)	(121,879)	(122,347)	(91,741)

Net Increase (Decrease) from unit transactions	31,037,100	21,418,017	25,840,077	23,054,629	35,340,077	36,609,124

Net Increase (Decrease) in Net Assets	62,797,820	37,993,883	63,723,332	43,363,270	55,109,676	45,262,391
Net Assets:
Beginning of Year	178,566,901	140,573,018	214,803,386	171,440,116	99,201,862	53,939,471

End of Year	$241,364,721	$178,566,901	$278,526,718	$214,803,386	$154,311,538	$99,201,862

	Mutual of America Investment Corporation
	2055 Retirement Fund		Conservative Allocation Fund		Moderate Allocation Fund
	2017	2016†	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(56,106)	$(781)	$1,390,022	$1,328,445	$3,046,461	$3,268,118
Net realized gain (loss) on investments	16,442	2	2,396,859	2,933,002	10,870,621	13,122,795
Net change in unrealized appreciation (depreciation) on investments	1,298,678	17,583	4,036,412	636,716	18,739,684	2,660,597

Net Increase (Decrease) in net assets resulting from operations	1,259,014	16,804	7,823,293	4,898,163	32,656,766	19,051,510

From Unit Transactions:
Contributions	13,395,182	802,390	17,285,197	15,891,966	38,363,706	37,546,859
Withdrawals	(748,587)	(704)	(12,754,660)	(12,450,237)	(32,443,864)	(28,661,082)
Net transfers	3,169,367	268,754	3,274,865	228,383	(4,194,723)	(2,707,816)
Contract fees (Note 3)	(13,152)	(233)	(27,444)	(27,604)	(55,538)	(57,612)

Net Increase (Decrease) from unit transactions	15,802,810	1,070,207	7,777,958	3,642,508	1,669,581	6,120,349

Net Increase (Decrease) in Net Assets	17,061,824	1,087,011	15,601,251	8,540,671	34,326,347	25,171,859
Net Assets:
Beginning of Year/Period	1,087,011	—	94,360,123	85,819,452	254,496,839	229,324,980

End of Year/Period	$18,148,835	$1,087,011	$109,961,374	$94,360,123	$288,823,186	$254,496,839

†	For the period October 1, 2016 (commencement of operations) to December 31, 2016.

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Mutual of America Investment Corporation		Fidelity
	Aggressive Allocation Fund		VIP Equity-Income Portfolio		VIP Asset Manager Portfolio
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,705,610	$2,201,365	$2,665,537	$4,096,159	$1,660,452	$988,900
Net realized gain (loss) on investments	14,187,789	14,763,551	7,899,597	14,480,858	15,132,602	6,118,783
Net change in unrealized appreciation (depreciation) on investments	14,259,489	696,603	20,239,452	21,058,074	68,443	(4,113,614)

Net Increase (Decrease) in net assets resulting from operations	30,152,888	17,661,519	30,804,586	39,635,091	16,861,497	2,994,069

From Unit Transactions:
Contributions	25,578,042	21,612,031	20,601,180	19,274,566	13,443,036	13,748,972
Withdrawals	(20,816,133)	(20,002,886)	(31,739,188)	(28,750,901)	(18,141,937)	(15,997,428)
Net transfers	(4,588,831)	(8,180,195)	(21,219,823)	5,829,266	(2,482,496)	(8,278,829)
Contract fees (Note 3)	(37,278)	(38,368)	(67,047)	(69,485)	(59,633)	(61,820)

Net Increase (Decrease) from unit transactions	135,800	(6,609,418)	(32,424,878)	(3,716,554)	(7,241,030)	(10,589,105)

Net Increase (Decrease) in Net Assets	30,288,688	11,052,101	(1,620,292)	35,918,537	9,620,467	(7,595,036)
Net Assets:
Beginning of Year	192,396,125	181,344,024	274,322,376	238,403,839	129,779,038	137,374,074

End of Year	$222,684,813	$192,396,125	$272,702,084	$274,322,376	$139,399,505	$129,779,038

	Fidelity				Vanguard
	VIP Contrafund Portfolio		VIP Mid Cap Portfolio		VIF Diversified Value Portfolio
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$1,941,502	$232,385	$100,269	$(342,365)	$3,590,589	$2,985,449
Net realized gain (loss) on investments	51,669,963	64,794,393	10,021,091	10,175,550	17,995,143	9,889,913
Net change in unrealized appreciation (depreciation) on investments	73,112,520	(22,178,512)	22,270,119	7,591,493	(1,051,730)	5,761,499

Net Increase (Decrease) in net assets resulting from operations	126,723,985	42,848,266	32,391,479	17,424,678	20,534,002	18,636,861

From Unit Transactions:
Contributions	43,192,212	41,783,663	16,887,576	15,301,844	21,159,884	19,275,876
Withdrawals	(79,065,290)	(72,141,417)	(21,334,492)	(17,883,527)	(22,605,753)	(20,354,208)
Net transfers	(15,449,581)	(41,625,195)	(3,291,302)	(11,216,366)	(9,213,330)	(203,386)
Contract fees (Note 3)	(54,049)	(58,233)	(6,418)	(6,522)	(11,991)	(11,939)

Net Increase (Decrease) from unit transactions	(51,376,708)	(72,041,182)	(7,744,636)	(13,804,571)	(10,671,190)	(1,293,657)

Net Increase (Decrease) in Net Assets	75,347,277	(29,192,916)	24,646,843	3,620,107	9,862,812	17,343,204
Net Assets:
Beginning of Year	626,961,533	656,154,449	166,857,097	163,236,990	173,558,584	156,215,380

End of Year	$702,308,810	$626,961,533	$191,503,940	$166,857,097	$183,421,396	$173,558,584

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Vanguard				American Century
	VIF International Portfolio		VIF REIT Index Portfolio		VP Capital Appreciation Fund
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$878,301	$1,551,022	$876,134	$625,097	$(1,638,899)	$(1,644,777)
Net realized gain (loss) on investments	5,889,401	5,094,177	1,877,961	2,470,443	37,539,297	29,821,109
Net change in unrealized appreciation (depreciation) on investments	89,733,831	(4,205,202)	(882,239)	(1,040,030)	15,684,093	(21,849,631)

Net Increase (Decrease) in net assets resulting from operations	96,501,533	2,439,997	1,871,856	2,055,510	51,584,491	6,326,701

From Unit Transactions:
Contributions	31,514,954	25,654,313	9,478,439	11,861,977	22,001,518	21,481,532
Withdrawals	(34,796,072)	(28,211,850)	(6,441,807)	(6,131,180)	(34,507,615)	(29,885,365)
Net transfers	430,249	(13,997,547)	(13,473,648)	6,530,918	(11,988,880)	(33,850,329)
Contract fees (Note 3)	(5,243)	(5,568)	(810)	(807)	(17,386)	(18,924)

Net Increase (Decrease) from unit transactions	(2,856,112)	(16,560,652)	(10,437,826)	12,260,908	(24,512,363)	(42,273,086)

Net Increase (Decrease) in Net Assets	93,645,421	(14,120,655)	(8,565,970)	14,316,418	27,072,128	(35,946,385)
Net Assets:
Beginning of Year	237,190,608	251,311,263	52,635,620	38,319,202	256,132,191	292,078,576

End of Year	$330,836,029	$237,190,608	$44,069,650	$52,635,620	$283,204,319	$256,132,191

	American Funds		Calvert		Deutsche
	New World Fund		VP SRI Balanced Portfolio		Capital Growth VIP
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$60,509	$22,633	$1,374,372	$1,097,307	$(406,648)	$(136,251)
Net realized gain (loss) on investments	26,349	(103,059)	2,609,464	3,941,701	29,399,954	35,544,312
Net change in unrealized appreciation (depreciation) on investments	2,199,693	341,115	8,183,885	2,348,478	37,962,261	(27,069,007)

Net Increase (Decrease) in net assets resulting from operations	2,286,551	260,689	12,167,721	7,387,486	66,955,567	8,339,054

From Unit Transactions:
Contributions	3,025,989	2,383,641	10,299,251	9,911,444	21,485,250	15,883,574
Withdrawals	(1,076,153)	(779,868)	(14,478,718)	(11,257,184)	(38,394,877)	(28,501,662)
Net transfers	1,140,186	51,634	(2,383,028)	(3,210,133)	7,333,342	(29,340,211)
Contract fees (Note 3)	(398)	(321)	(39,137)	(41,200)	(23,961)	(22,691)

Net Increase (Decrease) from unit transactions	3,089,624	1,655,086	(6,601,632)	(4,597,073)	(9,600,246)	(41,980,990)

Net Increase (Decrease) in Net Assets	5,376,175	1,915,775	5,566,089	2,790,413	57,355,321	(33,641,936)
Net Assets:
Beginning of Year	7,055,596	5,139,821	112,928,694	110,138,281	271,500,102	305,142,038

End of Year	$12,431,771	$7,055,596	$118,494,783	$112,928,694	$328,855,423	$271,500,102

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

STATEMENTS OF CHANGES IN NET ASSETS

For the Years Ended December 31,

	Oppenheimer		PIMCO		T. Rowe Price
	Main Street Fund/VA		VIT Real Return Portfolio		Blue Chip Growth Portfolio
	2017	2016	2017	2016	2017	2016
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$280,385	$127,945	$374,879	$281,086	$(677,184)	$(475,579)
Net realized gain (loss) on investments	1,750,311	5,631,820	(91,810)	(129,009)	2,236,671	576,335
Net change in unrealized appreciation (depreciation) on investments	5,849,897	(1,205,623)	323,165	463,139	29,535,687	(974,169)

Net Increase (Decrease) in net assets resulting from operations	7,880,593	4,554,142	606,234	615,216	31,095,174	(873,413)

From Unit Transactions:
Contributions	7,047,798	6,378,915	3,577,448	4,667,687	26,341,430	16,108,258
Withdrawals	(6,815,595)	(5,181,655)	(2,660,686)	(2,014,957)	(13,574,553)	(8,347,010)
Net transfers	(315,170)	2,040,158	724,143	1,457,796	59,528,762	(24,348,582)
Contract fees (Note 3)	(3,357)	(3,208)	(208)	(124)	(2,136)	(1,447)

Net Increase (Decrease) from unit transactions	(86,324)	3,234,210	1,640,697	4,110,402	72,293,503	(16,588,781)

Net Increase (Decrease) in Net Assets	7,794,269	7,788,352	2,246,931	4,725,618	103,388,677	(17,462,194)
Net Assets:
Beginning of Year	48,851,095	41,062,743	18,303,158	13,577,540	62,506,069	79,968,263

End of Year	$56,645,364	$48,851,095	$20,550,089	$18,303,158	$165,894,746	$62,506,069

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS

December 31, 2017

1. Significant Accounting Policies and Organization

Mutual of America Separate Account No. 2 (“Separate Account No. 2”) of Mutual of America Life Insurance Company (“the Company”) was established in conformity with New York Insurance Law and commenced operations on June 4, 1984. On October 31, 1986, Separate Account No. 2 was reorganized into a unit investment trust. It is registered as such under the Investment Company Act of 1940. As of December 31, 2017, Separate Account No. 2 consists of 39 distinct Subaccounts. Each invests in shares of one of 25 funds of Mutual of America Investment Corporation: the Money Market, All America, Equity Index, Mid-Cap Equity Index, Mid Cap Value, Small Cap Growth, Small Cap Value, Composite, Bond, Mid-Term Bond, International, Conservative Allocation, Moderate Allocation, Aggressive Allocation, Retirement Income, 2010 Retirement, 2015 Retirement, 2020 Retirement, 2025 Retirement, 2030 Retirement, 2035 Retirement, 2040 Retirement, 2045 Retirement, 2050 Retirement and 2055 Retirement Funds; the VIP Equity-Income, VIP Contrafund, VIP Asset Manager and VIP Mid Cap Portfolios of Fidelity Investments Variable Insurance Products Funds (“Fidelity”); the VIF Diversified Value, VIF International and VIF REIT Index Portfolios of Vanguard Variable Insurance Funds (“Vanguard”); the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. (“American Century”); the New World Fund of the American Funds Insurance Series (“American Funds”); the VP SRI Balanced Portfolio of Calvert Variable Series, Inc. (“Calvert”); the Capital Growth VIP fund of Deutsche Variable Series I (“Deutsche”); the Main Street Fund/VA of Oppenheimer Variable Account Funds (“Oppenheimer”); the VIT Real Return Portfolio of the PIMCO Variable Insurance Trust (“PIMCO”); and the Blue Chip Growth Portfolio of the T. Rowe Price Equity Series, Inc. (“T. Rowe Price”).

The Vanguard VIF REIT Index Portfolio, the American Funds New World Fund, the PIMCO VIT Real Return Portfolio and the T. Rowe Price Blue Chip Growth Portfolio became available to Separate Account No. 2 as investment alternatives on August 5, 2013. The Mutual of America 2055 Retirement Fund became available to Separate Account No. 2 as an investment alternative on October 1, 2016.

Separate Account No. 2 was formed by the Company to support the operations of the Company’s group and individual variable accumulation annuity contracts (“Contracts”). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2’s assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

The Subaccounts follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures regarding the reported amounts of revenue and expenses during the reporting period. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by Separate Account No. 2, which are in conformity with GAAP:

Fair Value — Separate Account No. 2 values its investments at fair value. Fair value is an estimate of the price Separate Account No. 2 would receive upon selling an investment in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

1. Significant Accounting Policies and Organization (Continued)

disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including Separate Account No. 2’s own assumptions in determining the fair value of investments).

As of December 31, 2017, management determined that the fair value inputs for all of Separate Account No. 2 investments, which consist solely of investments in mutual funds registered with the SEC, were considered Level 1. The inputs used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value Separate Account No. 2’s investments as of December 31, 2016:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:
Mutual of America Investment Corporation Funds:
Equity Index Fund	$703,325,796	—	—	$703,325,796
All America Fund	$261,306,553	—	—	$261,306,553
Small Cap Value Fund	$198,917,500	—	—	$198,917,500
Small Cap Growth Fund	$242,990,487	—	—	$242,990,487
Mid Cap Value Fund	$60,896,791	—	—	$60,896,791
Mid-Cap Equity Index Fund	$479,918,764	—	—	$479,918,764
Composite Fund	$163,274,460	—	—	$163,274,460
International Fund	$27,709,946	—	—	$27,709,946
Money Market Fund	$42,309,246	—	—	$42,309,246
Mid-Term Bond Fund	$104,085,493	—	—	$104,085,493
Bond Fund	$235,995,668	—	—	$235,995,668
Retirement Income Fund	$58,442,539	—	—	$58,442,539
2010 Retirement Fund	$17,414,172	—	—	$17,414,172
2015 Retirement Fund	$108,291,598	—	—	$108,291,598
2020 Retirement Fund	$348,677,861	—	—	$348,677,861
2025 Retirement Fund	$420,996,597	—	—	$420,996,597
2030 Retirement Fund	$356,044,365	—	—	$356,044,365
2035 Retirement Fund	$292,411,430	—	—	$292,411,430
2040 Retirement Fund	$240,768,874	—	—	$240,768,874
2045 Retirement Fund	$278,097,478	—	—	$278,097,478
2050 Retirement Fund	$153,893,632	—	—	$153,893,632
2055 Retirement Fund	$17,991,256	—	—	$17,991,256
Conservative Allocation Fund	$109,893,003	—	—	$109,893,003
Moderate Allocation Fund	$288,633,103	—	—	$288,633,103
Aggressive Allocation Fund	$222,644,623	—	—	$222,644,623

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

1. Significant Accounting Policies and Organization (Continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	$272,861,307	—	—	$272,861,307
VIP Asset Manager — “Initial” Class	$139,383,398	—	—	$139,383,398
VIP Contrafund — “Initial” Class	$702,389,666	—	—	$702,389,666
VIP Mid Cap — “Initial” Class	$191,431,398	—	—	$191,431,398
Vanguard Portfolios:
VIF Diversified Value	$183,327,510	—	—	$183,327,510
VIF International	$330,727,583	—	—	$330,727,583
VIF REIT Index	$44,024,847	—	—	$44,024,847
American Century VP Capital Appreciation Fund — Class “Y”	$283,213,238	—	—	$283,213,238
American Funds New World Fund — Class “1”	$12,422,682	—	—	$12,422,682
Calvert VP SRI Balanced Portfolio — Class “I”	$118,463,681	—	—	$118,463,681
Deutsche Capital Growth VIP — Class “A”	$328,898,120	—	—	$328,898,120
Oppenheimer Main Street Fund/VA — Non-Service Shares	$56,644,948	—	—	$56,644,948
PIMCO VIT Real Return Portfolio — “Institutional” Class	$20,514,430	—	—	$20,514,430
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	$165,805,540	—	—	$165,805,540

During 2017, there were no transfers of investments between Level 1, Level 2 or Level 3.

Investment Valuation — Investments are made in shares of Mutual of America Investment Corporation, Fidelity, Vanguard, American Century, American Funds, Calvert, Deutsche, Oppenheimer, PIMCO and T. Rowe Price (“Underlying Funds”), and are fair valued based on the reported net asset values of the respective funds or portfolios, which in turn value their investments at fair value.

Investment Income — Dividend distributions made by the Underlying Funds, representing a distribution of their accumulated income are recognized as investment income while distributions of capital gains are recognized as realized gains from distributions.

All dividend distributions and distributions of capital gains are recognized on the ex-dividend dates of each Underlying Fund by each Subaccount and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate effect of the dividends and distributions paid to the Subaccounts has no impact on their respective unit values.

Investment Transactions — Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

Federal Income Taxes — Separate Account No. 2 is treated as a part of the Company and not taxed separately as a “regulated investment company” under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements. Taxes are generally the responsibility of contract owners upon termination or withdrawal.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

2. Investments

The number of shares owned by Separate Account No. 2 (rounded to the nearest share) and their respective net asset values (rounded to the nearest cent) per share at December 31, 2017 were as follows:

	Number of Shares	Net Asset Value Per Share
Mutual of America Investment Corporation Funds:
Equity Index Fund	171,387,792	$4.10
All America Fund	109,643,071	2.38
Small Cap Value Fund	114,630,894	1.74
Small Cap Growth Fund	157,344,852	1.54
Mid Cap Value Fund	35,572,239	1.71
Mid-Cap Equity Index Fund	204,882,302	2.34
Composite Fund	85,561,257	1.91
International Fund	30,642,189	0.90
Money Market Fund	35,139,927	1.20
Mid-Term Bond Fund	99,986,064	1.04
Bond Fund	163,567,605	1.44
Retirement Income Fund	50,083,030	1.17
2010 Retirement Fund	17,284,606	1.01
2015 Retirement Fund	101,502,977	1.07
2020 Retirement Fund	284,634,059	1.23
2025 Retirement Fund	316,702,384	1.33
2030 Retirement Fund	257,607,604	1.38
2035 Retirement Fund	208,687,178	1.40
2040 Retirement Fund	173,708,525	1.39
2045 Retirement Fund	200,471,359	1.39
2050 Retirement Fund	92,768,592	1.66
2055 Retirement Fund	14,663,900	1.23
Conservative Allocation Fund	86,571,778	1.27
Moderate Allocation Fund	185,563,398	1.56
Aggressive Allocation Fund	125,660,346	1.77
Fidelity Portfolios:
VIP Equity-Income — “Initial” Class	11,421,570	23.89
VIP Asset Manager — “Initial” Class	9,151,897	15.23
VIP Contrafund — “Initial” Class	18,513,170	37.94
VIP Mid Cap — “Initial” Class	4,916,061	38.94
Vanguard Portfolios:
VIF Diversified Value	10,758,657	17.04
VIF International	12,096,839	27.34
VIF REIT Index	3,350,445	13.14
American Century VP Capital Appreciation Fund — Class “Y”	18,818,155	15.05
American Funds New World Fund — Class “1”	491,015	25.30
Calvert VP SRI Balanced Portfolio — Class “I”	53,122,727	2.23
Deutsche Capital Growth VIP — Class “A”	10,657,749	30.86
Oppenheimer Main Street Fund/VA — Non-Service Shares	1,756,432	32.25
PIMCO VIT Real Return Portfolio — “Institutional” Class	1,651,725	12.42
T. Rowe Price Blue Chip Growth Portfolio — “Blue Chip Growth” Class	5,310,876	31.22

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

2. Investments (Continued)

The cost of investment purchases and proceeds from sales of investments for the year ended December 31, 2017 were as follows:

	Equity Index Fund	All America Fund	Small Cap Value Fund	Small Cap Growth Fund	Mid Cap Value Fund	Mid-Cap Equity Index Fund
Cost of investment purchases	$31,073,517	$2,648,951	$5,910,917	$11,223,100	$4,281,575	$8,936,541

Proceeds from sales of investments	$38,017,127	$22,943,699	$24,391,595	$14,600,734	$10,967,085	$54,277,047

	Composite Fund	International Fund	Money Market Fund	Mid-Term Bond Fund	Bond Fund	Retirement Income Fund
Cost of investment purchases	$3,447,653	$4,583,783	$6,034,039	$5,547,181	$10,282,565	$17,945,520

Proceeds from sales of investments	$15,472,495	$1,734,189	$7,557,943	$11,504,380	$23,073,448	$5,539,441

	2010 Retirement Fund	2015 Retirement Fund	2020 Retirement Fund	2025 Retirement Fund	2030 Retirement Fund	2035 Retirement Fund
Cost of investment purchases	$3,566,345	$8,837,034	$41,276,277	$60,014,936	$59,954,652	$42,307,622

Proceeds from sales of investments	$4,646,855	$12,406,155	$15,462,511	$11,487,723	$7,243,712	$5,552,580

	2040 Retirement Fund	2045 Retirement Fund	2050 Retirement Fund	2055 Retirement Fund	Conservative Allocation Fund	Moderate Allocation Fund
Cost of investment purchases	$34,597,250	$32,356,683	$37,444,591	$15,964,011	$13,222,814	$15,512,037

Proceeds from sales of investments	$5,417,669	$8,439,550	$3,143,221	$345,798	$6,270,585	$15,877,191

	Aggressive Allocation Fund	Fidelity VIP Equity- Income Portfolio	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Mid Cap Portfolio	Vanguard VIF Diversified Value Portfolio
Cost of investment purchases	$10,694,004	$3,114,214	$5,734,441	$7,531,249	$7,644,490	$6,985,447

Proceeds from sales of investments	$12,097,125	$37,307,943	$13,804,872	$63,606,831	$16,686,358	$19,110,691

	Vanguard VIF International Portfolio	Vanguard VIF REIT Index Portfolio	American Century VP Capital Appreciation Fund	American Funds New World Fund	Calvert VP SRI Balanced Portfolio	Deutsche Capital Growth VIP
Cost of investment purchases	$15,164,940	$2,450,730	$6,558,153	$3,760,528	$3,122,538	$11,926,241

Proceeds from sales of investments	$20,302,120	$13,318,246	$32,831,358	$734,325	$10,739,196	$24,449,779

	Oppenheimer Main Street Fund/VA	PIMCO VIT Real Return Portfolio	T. Rowe Price Blue Chip Growth Portfolio
Cost of investment purchases	$5,006,239	$4,751,317	$74,008,609

Proceeds from sales of investments	$5,468,586	$3,270,617	$2,534,767

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

3. Expenses

The following charges are made by the Company from the value of net assets of the funds:

Administrative Charges — In connection with its administrative functions, the Company deducted daily charges from the value of the net assets of all Subaccounts. Prior to July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee Units; at an annual rate of .20% for Tier 2 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective from July 1, 2015 to June 30, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity (“FPA”) Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .40% for Tier 5 Reduced Fee Units; at an annual rate of .60% for Standard Units; and at an annual rate of 1.10% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Distribution Expense Charge — As principal underwriter, the Company performs all distribution and sales functions and bears all distribution and sales expenses relative to the Contracts. For providing these services, the Company deducted daily charges from the value of the net assets of each Subaccount to cover such expenses. Prior to July 1, 2015, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee Units; at an annual rate of .20% for Tier 2 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective from July 1, 2015 to June 30, 2017, these fees were deducted at an annual rate of .10% for Tier 1 Reduced Fee Units; at an annual rate of .15% for Tier 2 Reduced Fee Units; at an annual rate of .20% for Tier 3 Reduced Fee Units; and at an annual rate of .50% for Standard Units. Effective October 1, 2016, the fees deducted at an annual rate for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were reduced to .35% from 0.50%. There was no change in the annual rate charged for Tier 1 Reduced Fee Units, Tier 2 Reduced Fee Units or Tier 3 Reduced Fee Units. Effective July 1, 2017, these fees were deducted at an annual rate of .05% for Tier 1 Reduced Fee Units; at an annual rate of .10% for Tier 2 Reduced Fee Units; at an annual rate of .15% for Tier 3 Reduced Fee Units; at an annual rate of .20% for Tier 4 Reduced Fee Units; at an annual rate of .35% for Tier 5 Reduced Fee Units; at an annual rate of .55% for Standard Units; and at an annual rate of .35% for Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

Expense Risk Charge — For assuming expense risks under the Contracts, the Company deducted daily charges from the value of the net assets of each Subaccount. Prior to July 1, 2015, these fees were deducted at an annual rate of .20%. Effective from July 1, 2015 to June 30, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee and Tier 2 Reduced Fee Units; and at an annual rate of .20% for Tier 3 Reduced Fee and Standard Units, including Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts. Effective July 1, 2017, these fees were deducted at an annual rate of .15% for Tier 1 Reduced Fee, Tier 2 Reduced Fee Units and Tier 3 Reduced Fee Units; and at an annual rate of .20% for Tier 4 Reduced Fee Units, Tier 5 Reduced Fee Units, Standard Units and Inactive Units. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

3. Expenses (Continued)

Prior to July 1, 2015, Participants in plans with assets of at least $5 million (measured on the last day of each calendar quarter for eligibility in the following quarter) and where the Employer is using Hotline Plus, were issued Tier 1 Reduced Fee Units in the Separate Accounts. Also, Participants in plans with assets of at least $2 million but less than $5 million (measured on the last day of each calendar quarter for eligibility in the following quarter) and where the Employer is using Hotline Plus, were issued Tier 2 Reduced Fee Units in the Separate Accounts.

Effective from July 1, 2015 to June 30, 2017, Participants that had previously qualified to receive Tier 1 Reduced Fee Units but with assets in plans in the Separate Accounts of at least $20 million remained in Tier 1 Reduced Fee Units. Participants that had previously qualified to receive Tier 1 Reduced Fee Units but with assets in plans in the Separate Accounts of less than $20 million but greater than $5 million were issued Tier 2 Reduced Fee Units. Participants that had previously qualified to receive Tier 2 Reduced Fee Units with assets in plans in the Separate Accounts of less than $5 million but greater than $2 million were issued Tier 3 Reduced Fee Units. The effective rate of total Separate Account charges during 2015 were .42% for Tier 1 Reduced Fee Units, .47% for Tier 2 Reduced Fee Units and .60% for Tier 3 Reduced Fee Units. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.

Prior to October 1, 2016, total Separate Account charges to Standard Units for Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts were 1.20%. Effective October 1, 2016, these fees were deducted at an annual rate of .90%. The effective rate of total Separate Account Charges during 2016 were 1.12% for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units. The total Separate Account charges for Standard Units of the remaining contracts remained 1.20%. These fees were subject to reduction as noted below for all plans with assets in the American Century VP Capital Appreciation Fund, PIMCO VIT Real Return Portfolio, Fidelity VIP Portfolios and T. Rowe Price Blue Chip Growth Portfolio.

Effective July 1, 2017, total assets in Separate Accounts plans were combined with any assets held in the General Account (aggregated total assets) to determine eligibility for Reduced Fees. Any entity affiliated with an Employer that is participating in the Employer’s Plan, is eligible for Reduced Fees provided that the aggregated total assets of the Employer and the affiliated entities in the Employer’s Plan meet the eligibility criteria for the applicable Reduced Fees and the Employer’s Plan is remitting premiums and using Mutual of America SponsorConnectSM. The total assets are aggregated for Employer Plans that are maintained by a ‘controlled group’ of companies or entities, which includes a group of corporations under section 414(b), a group of trades or businesses under common control under section 414(c), or an affiliated service group under section 414(m) of the Internal Revenue Code of 1986 and that, in accordance with the instructions for Form 5500, file Form 5500 with the Employee Benefits Security Administration as a ‘controlled group.’ For plans that do not file Form 5500s, total assets of plans maintained by a controlled group, as defined under Treas. Reg. 1.414(c)-5, upon written representation from the employer as to its status as a controlled group are aggregated. In addition, participants with aggregated total assets of at least the amounts listed in the table below qualified for Reduced Fees and were issued Units in the corresponding tiers:

Total Assets
Tier 1 Reduced Fee	$50 million
Tier 2 Reduced Fee	$25 million
Tier 3 Reduced Fee	$5 million
Tier 4 Reduced Fee	$2 million
Tier 5 Reduced Fee	$1 million

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

3. Expenses (Continued)

Also effective July 1, 2017, the Separate Account charges for a Contract funding an Inactive Plan are 1.65%. A Plan will be considered to be an Inactive Plan as of the last day of a calendar quarter if, prior to or during that calendar quarter, contributions have not been remitted for the Plan for the third consecutive calendar month, or the Contractholder has notified us that the Plan is no longer active, provided that if the Plan is aggregated to determine eligibility for Reduced Fees with a Plan that has remitted contributions during the calendar quarter, the Plan is not treated as an Inactive Plan. There was no change in the annual rate charged for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts.

The table below shows the changes to the Standard and Reduced Fee tiers held by Contractholders as a result of the July 1, 2017 changes to Separate Account charges, along with the corresponding annual total Separate Account expense charge and qualifying asset levels:

Before July 1, 2017:			After July 1, 2017:
Units Held	Separate Account Annual Expense Rate	Minimum Qualified Separate Account Assets	Units Held	Separate Account Annual Expense Rate	Minimum Qualified Aggregated Total Assets
Tier 1 Reduced Fee	.35%	$20 million	Tier 1 Reduced Fee	.25%	$50 million
			Tier 2 Reduced Fee	.35%	$25 million
Tier 2 Reduced Fee	.45%	$5 million	Tier 3 Reduced Fee	.45%	$5 million
Tier 3 Reduced Fee	.60%	$2 million	Tier 4 Reduced Fee	.60%	$2 million
Standard	1.20%	Less than $2 million	Tier 5 Reduced Fee	.95%	$1 million
			Standard	1.35%	Less than $1 million

Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted and are reflected as unit transactions in the accompanying financial statements under “Contract fees” in the Statements of Changes in Net Assets

On October 9, 2017, all assets of the American Century Subaccount were invested in a new share class of the American Century VP Capital Appreciation Fund, Class Y, with total fund operating expenses at the end of 2017 of 0.62% (annualized, net of expense waivers), rather than the previous share class, Class I, with total fund operating expenses at the end of 2017 of 0.99% (net of expense waivers). As of that date, the investment adviser for the American Century VP Capital Appreciation Fund ceased to reimburse us for administrative expenses, and therefore no further reductions to the American Century Subaccount occurred as a result of discontinuing the reimbursement arrangement. The effective administrative rate charged in 2017 was at an annual rate of .71% for Standard Units of Traditional IRA, Roth IRA, Inherited IRA and FPA Contracts; at an annual rate of .11% for Tier 1 Reduced Fee Units; at an annual rate of .16% for Tier 2 Reduced Fee Units; at an annual rate of .26% for Tier 3 Reduced Fee Units; at an annual rate of .41% for Tier 4 Reduced Fee Units; at an annual rate of .88% for Tier 5 Reduced Fee Units; at an annual rate of 1.08% for Standard Units; and at an annual rate of 1.23% for Inactive Units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

3. Expenses (Continued)

During December 2017, the Mutual of America separate account assets in the T. Rowe Price Blue Chip Growth Portfolio exceeded $250,000,000. As a result, effective December 1, 2017, the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio increased the reimbursement to the Company to an annual rate of .25% from .15%.

The expense rates contained in Note 4 of the Financial Highlights reflect the weighted average of the expense charge in effect during the year.

Annual Separate Account expenses before July 1, 2015 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.20%		.20%
Administrative Charges	.50%		.15%		.20%
Distribution Expense Charge	.50%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.50	%(a)	.60	%(a)

Annual Separate Account expenses effective July 1, 2015 and before July 1, 2017 are summarized, as follows:

	Standard		Tier 1 Reduced Fee		Tier 2 Reduced Fee		Tier 3 Reduced Fee
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.15%		.15%		.20%
Administrative Charges	.50%		.10%		.15%		.20%
Distribution Expense Charge	.50%		.10%		.15%		.20%

Total Separate Account Annual Expenses	1.20	%(a)	.35	%(a)	.45	%(a)	.60	%(a)

Annual Separate Account expenses effective July 1, 2017 are summarized, as follows:

	Standard (including SEP IRA and SIMPLE IRA)		Tier 1 Reduced Fee		Tier 2 Reduced Fee		Tier 3 Reduced Fee		Tier 4 Reduced Fee		Tier 5 Reduced Fee		Voluntary Employee Contribution and Inactive Plans
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.15%		.15%		.15%		.20%		.20%		.20%
Administrative Charges	.60%		.05%		.10%		.15%		.20%		.40%		1.10%
Distribution Expense Charge	.55%		.05%		.10%		.15%		.20%		.35%		.35%

Total Separate Account Annual Expenses	1.35	%(a)	.25	%(a)	.35	%(a)	.45	%(a)	.60	%(a)	.95	%(a)	1.65	%(a)

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

3. Expenses (Continued)

Annual Separate Account expenses for Traditional IRA, Roth IRA, Inherited IRA and FPA Contract units are summarized, as follows:

	Prior to October 1, 2016 for Traditional IRA, Roth IRA, Inherited IRA and FPA Standard		Effective October 1, 2016 for Traditional IRA, Roth IRA, Inherited IRA and FPA Standard
Separate Account Annual Expenses
(as a percentage of net assets)
Expense Risk	.20%		.20%
Administrative Charges	.50%		.35%
Distribution Expense Charge	.50%		.35%

Total Separate Account Annual Expenses	1.20	%(a)	.90	%(a)

(a)

Adviser Reimbursements. All Contracts with assets invested in the American Century VP Capital Appreciation Fund, up until October 9, 2017, Fidelity portfolios, PIMCO Variable Insurance Trust Real Return Institutional Portfolio and T. Rowe Price Blue Chip Growth Portfolio qualified for a reduction in the fees they paid equal to reimbursements the Company received from service providers to those funds. The investment adviser for the American Century VP Capital Appreciation Fund reimbursed the Company at an annual rate of .25% for administrative expenses until October 9, 2017; the investment adviser and distributor for the PIMCO Variable Trust Real Return Institutional Portfolio reimbursed the Company at an annual rate of .10% for certain services the Company provided; the transfer agent and distributor for the four Fidelity portfolios reimbursed the Company at an annual rate of .10% for certain services that the Company provided; and the investment adviser for the T. Rowe Price Blue Chip Growth Portfolio reimbursed the Company at an annual rate of .15% for administrative expenses the Company provided, or at an annual rate of .25% if the aggregate dollar value of the shares that fund held in Mutual of America separate accounts exceeded $250,000,000 at all times during a month.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights

Traditional IRA, Roth IRA, Inherited IRA and Individual Flexible Premium Deferred Annuity Contract Units

	Mutual of America Investment Corporation
	Equity Index Fund(2)		All America Fund(2)		Small Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2017	2016	2017	2016
Unit value, beginning of year	$5.893	$5.331	$16.645	$15.100	$2.280	$1.921

Unit value, end of year	$7.105	$5.893	$19.697	$16.645	$2.447	$2.280

Units outstanding (000’s), beginning of year/period(1)	19,676	—	2,915	—	14,961	—
Units Issued (000’s)(1)	6,413	20,959	387	3,099	3,640	15,473
Units Redeemed (000’s)(1)	(4,035)	(1,283)	(345)	(184)	(3,590)	(512)

Units Outstanding (000’s), end of year/period(1)	22,054	19,676	2,957	2,915	15,011	14,961

Net Assets (000’s), end of year/period	$156,686	$115,960	$58,245	$48,529	$36,732	$34,117

Expense Ratio (A)	0.90%	1.12%	0.90%	1.12%	0.90%	1.12%

Investment Income Ratio (B)	1.60%	1.76%	1.23%	1.36%	0.56%	0.86%

Total Return (C)	20.55%	10.55%	18.33%	10.24%	7.31%	18.69%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)		Mid Cap Value Fund(2)		Mid-Cap Equity Index Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2017	2016	2017	2016
Unit value, beginning of year	$2.041	$1.910	$1.969	$1.714	$4.175	$3.503

Unit value, end of year	$2.505	$2.041	$2.242	$1.969	$4.801	$4.175

Units outstanding (000’s), beginning of year/period(1)	16,162	—	6,245	—	25,400	—
Units Issued (000’s)(1)	5,361	17,144	1,762	6,601	5,851	27,102
Units Redeemed (000’s)(1)	(2,623)	(982)	(2,741)	(356)	(7,090)	(1,702)

Units Outstanding (000’s), end of year/period(1)	18,900	16,162	5,266	6,245	24,161	25,400

Net Assets (000’s), end of year/period	$47,343	$32,993	$11,805	$12,293	$115,992	$106,037

Expense Ratio (A)	0.90%	1.12%	0.90%	1.12%	0.90%	1.12%

Investment Income Ratio (B)	0.02%	—	1.04%	1.30%	1.10%	1.24%

Total Return (C)	22.71%	6.89%	13.88%	14.88%	15.00%	19.16%

(1)	Unit activity for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund(2)		International Fund(2)		Money Market Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2017	2016	2017	2016
Unit value, beginning of year	$9.369	$8.780	$0.847	$0.842	$2.341	$2.365

Unit value, end of year	$10.525	$9.369	$1.045	$0.847	$2.336	$2.341

Units outstanding (000’s), beginning of year/period(1)	3,511	—	2,110	—	584	—
Units Issued (000’s)(1)	572	3,637	929	2,147	249	757
Units Redeemed (000’s)	(357)	(126)	(447)	(37)	(209)	(173)

Units Outstanding (000’s), end of year/period(1)	3,726	3,511	2,592	2,110	624	584

Net Assets (000’s), end of year/period(1)	$39,220	$32,891	$2,708	$1,787	$1,458	$1,368

Expense Ratio (A)	0.90%	1.12%	0.90%	1.12%	0.90%	1.12%

Investment Income Ratio (B)	2.04%	2.05%	2.16%	2.23%	0.12%	—

Total Return (C)	12.34%	6.71%	23.35%	0.55%	-0.21%	-0.99%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)		Bond Fund(2)		Retirement Income Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2017	2016	2017	2016
Unit value, beginning of year	$2.384	$2.329	$6.263	$6.050	$1.420	$1.352

Unit value, end of year	$2.417	$2.384	$6.431	$6.263	$1.510	$1.420

Units outstanding (000’s), beginning of year/period(1)	7,483	—	6,014	—	5,384	—
Units Issued (000’s)(1)	1,333	7,852	1,491	6,544	3,492	5,734
Units Redeemed (000’s)(1)	(1,776)	(369)	(1,449)	(530)	(1,884)	(350)

Units Outstanding (000’s), end of year/period(1)	7,040	7,483	6,056	6,014	6,992	5,384

Net Assets (000’s), end of year/period	$17,016	$17,836	$38,946	$37,667	$10,560	$7,644

Expense Ratio (A)	0.90%	1.12%	0.90%	1.12%	0.90%	1.12%

Investment Income Ratio (B)	2.14%	2.59%	2.70%	2.76%	1.85%	2.12%

Total Return (C)	1.39%	2.34%	2.67%	3.53%	6.38%	4.99%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)		2015 Retirement Fund(2)		2020 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2017	2016	2017	2016
Unit value, beginning of year	$1.416	$1.340	$1.415	$1.329	$1.426	$1.328

Unit value, end of year	$1.530	$1.416	$1.551	$1.415	$1.590	$1.426

Units outstanding (000’s), beginning of year/period(1)	2,834	—	17,444	—	32,047	—
Units Issued (000’s)(1)	1,009	3,064	5,295	18,375	14,875	34,582
Units Redeemed (000’s)(1)	(1,255)	(230)	(4,565)	(931)	(6,088)	(2,535)

Units Outstanding (000’s), end of year/period(1)	2,588	2,834	18,174	17,444	40,834	32,047

Net Assets (000’s), end of year/period	$3,960	$4,013	$28,196	$24,686	$64,929	$45,703

Expense Ratio (A)	0.90%	1.12%	0.90%	1.12%	0.90%	1.12%

Investment Income Ratio (B)	2.19%	2.27%	2.03%	2.32%	1.68%	1.92%

Total Return (C)	8.07%	5.67%	9.63%	6.51%	11.50%	7.35%

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)		2030 Retirement Fund(2)		2035 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2017	2016	2017	2016
Unit value, beginning of year	$1.479	$1.362	$1.528	$1.396	$1.529	$1.388

Unit value, end of year	$1.678	$1.479	$1.756	$1.528	$1.775	$1.529

Units outstanding (000’s), beginning of year/period(1)	30,076	—	15,660	—	10,804	—
Units Issued (000’s)(1)	13,165	31,361	9,126	16,430	5,487	11,305
Units Redeemed (000’s)(1)	(4,271)	(1,285)	(1,863)	(770)	(1,416)	(501)

Units Outstanding (000’s), end of year/period(1)	38,970	30,076	22,923	15,660	14,875	10,804

Net Assets (000’s), end of year/period	$65,376	$44,494	$40,263	$23,926	$26,400	$16,517

Expense Ratio (A)	0.90%	1.12%	0.90%	1.12%	0.90%	1.12%

Investment Income Ratio (B)	1.44%	1.72%	1.33%	1.65%	1.25%	1.54%

Total Return (C)	13.40%	8.61%	14.96%	9.48%	16.09%	10.18%

(1)	Unit activity for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)			2045 Retirement Fund(2)		2050 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016		2017	2016	2017	2016
Unit value, beginning of year	$1.526	$1.382		$1.511	$1.368	$1.476	$1.335

Unit value, end of year	$1.775	$1.526		$1.761	$1.511	$1.724	$1.476

Units outstanding (000’s), beginning of year/period(1)	7,487	—		6,677	—	3,473	—
Units Issued (000’s)(1)	3,008	7,935		2,291	6,773	1,653	3,845
Units Redeemed (000’s)(1)	(800)	(448)		(663)	(96)	(347)	(372)

Units Outstanding (000’s), end of year/period(1)	9,695	7,487		8,305	6,677	4,779	3,473

Net Assets (000’s), end of year/period	$17,205	$11,422		$14,628	$10,090	$8,237	$5,125

Expense Ratio (A)	0.90%	1.12%		0.90%	1.12%	0.90%	1.12%

Investment Income Ratio (B)	1.19%	1.48%		1.19%	1.49%	0.96%	1.07%

Total Return (C)	16.33%	10.41%		16.56%	10.43%	16.80%	10.53%

	Mutual of America Investment Corporation
	2055 Retirement Fund(4)			Conservative Allocation Fund(2)		Moderate Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,	Period Ended December 31,		Years Ended December 31,
	2017	2016(3)		2017	2016	2017	2016
Unit value, beginning of year/period	$1.038	$1.000		$1.769	$1.677	$2.201	$2.040

Unit value, end of year/period	$1.213	$1.038		$1.909	$1.769	$2.480	$2.201

Units outstanding (000’s), beginning of year/period(1)	41	—		10,843	—	19,415	—
Units Issued (000’s)(1)	1,157	41		4,720	11,513	5,391	20,098
Units Redeemed (000’s)(1)	(115)	—	(D)	(2,349)	(670)	(3,543)	(683)

Units Outstanding (000’s), end of year/period(1)	1,083	41		13,214	10,843	21,263	19,415

Net Assets (000’s), end of year/period	$1,314	$42		$25,231	$19,181	$52,730	$42,726

Expense Ratio (A)	0.90%	0.90%	(E)	0.90%	1.12%	0.90%	1.12%

Investment Income Ratio (B)	—	—		2.12%	2.32%	1.86%	2.17%

Total Return (C)	16.92%	3.77%	(F)	7.93%	5.51%	12.69%	7.86%

(1)	Unit activity for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(3)	For the Period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(4)	2055 Retirement Fund commenced operations on October 1, 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Annualized.
(F)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation				Fidelity
Selected Per Unit and Supplementary Data:	Aggressive Allocation Fund(2)				VIP Equity-Income Portfolio(2)				VIP Asset Manager Portfolio(2)
	Years Ended December 31,
	2017		2016		2017		2016		2017		2016
Unit value, beginning of year	$2.570		$2.344		$71.260		$61.004		$44.427		$43.541

Unit value, end of year	$2.970		$2.570		$79.807		$71.260		$50.290		$44.427

Units outstanding (000’s), beginning of year/period(1)	8,300		—		624		—		413		—
Units Issued (000’s)(1)	1,686		8,674		114		654		91		454
Units Redeemed (000’s)(1)	(1,045)		(374)		(161)		(30)		(88)		(41)

Units Outstanding (000’s), end of year/period(1)	8,941		8,300		577		624		416		413

Net Assets (000’s), end of year/period	$26,556		$21,327		$46,056		$44,432		$20,907		$18,360

Expense Ratio (A)	0.90%		1.12%		0.80%	(D)	1.02%	(D)	0.80%	(D)	1.02%	(D)

Investment Income Ratio (B)	1.57%		1.99%		1.67%		2.38%		1.88%		1.45%

Total Return (C)	15.58%		9.62%		11.99%		16.81%		13.19%		2.04%

	Fidelity								Vanguard
Selected Per Unit and Supplementary Data:	VIP Contrafund Portfolio(2)				VIP Mid Cap Portfolio(2)				VIF Diversified Value Portfolio(2)
	Years Ended December 31,
	2017		2016		2017		2016		2017		2016
Unit value, beginning of year	$77.195		$72.231		$73.654		$66.301		$26.397		$23.651

Unit value, end of year	$93.333		$77.195		$88.272		$73.654		$29.602		$26.397

Units outstanding (000’s), beginning of year/period(1)	1,555		—		380		—		1,388		—
Units Issued (000’s)(1)	287		1,625		99		405		342		1,473
Units Redeemed (000’s)(1)	(264)		(70)		(75)		(25)		(366)		(85)

Units Outstanding (000’s), end of year/period(1)	1,578		1,555		404		380		1,364		1,388

Net Assets (000’s), end of year/period	$147,292		$120,068		$35,690		$28,012		$40,389		$36,631

Expense Ratio (A)	0.80%	(D)	1.02%	(D)	0.80%	(D)	1.02%	(D)	0.90%		1.12%

Investment Income Ratio (B)	0.99%		0.79%		0.70%		0.50%		2.77%		2.66%

Total Return (C)	20.91%		6.87%		19.85%		11.09%		12.14%		11.61%

(1)	Unit activity for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard				American Century
	VIF International Portfolio(2)		VIF REIT Index Portfolio(2)		VP Capital Appreciation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2017	2016	2017		2016
Unit value, beginning of year	$25.345	$25.152	$16.426	$15.330	$39.905		$38.992

Unit value, end of year	$35.837	$25.345	$17.056	$16.426	$48.318		$39.905

Units outstanding (000’s), beginning of year/period(1)	1,438	—	664	—	1,164		—
Units Issued (000’s)(1)	462	1,512	181	1,031	253		1,287
Units Redeemed (000’s)(1)	(274)	(74)	(367)	(367)	(270)		(123)

Units Outstanding (000’s), end of year/period(1)	1,626	1,438	478	664	1,147		1,164

Net Assets (000’s), end of year/period	$58,259	$36,451	$8,151	$10,908	$55,416		$46,443

Expense Ratio (A)	0.90%	1.12%	0.90%	1.12%	0.71%	(D)	0.87%	(D)

Investment Income Ratio (B)	1.06%	1.44%	2.57%	2.08%	—		—

Total Return (C)	41.39%	0.77%	3.84%	7.15%	21.08%		2.34%

	American Funds		Calvert		Deutsche
	New World Fund(2)		VP SRI Balanced Portfolio(2)		Capital Growth VIP(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2017	2016	2017		2016
Unit value, beginning of year	$23.085	$22.109	$5.206	$4.882	$72.077		$69.924

Unit value, end of year	$29.677	$23.085	$5.779	$5.206	$90.214		$72.077

Units outstanding (000’s), beginning of year/period(1)	61	—	2,895	—	526		—
Units Issued (000’s)(1)	40	65	481	3,026	208		589
Units Redeemed (000’s)(1)	(18)	(4)	(368)	(131)	(97)		(63)

Units Outstanding (000’s), end of year/period(1)	83	61	3,008	2,895	637		526

Net Assets (000’s), end of year/period	$2,466	$1,419	$17,379	$15,073	$57,478		$37,920

Expense Ratio (A)	0.90%	1.12%	0.90%	1.12%	0.90%		1.12%

Investment Income Ratio (B)	1.35%	1.19%	2.01%	1.86%	0.71%		0.82%

Total Return (C)	28.56%	4.41%	10.99%	6.65%	25.16%		3.08%

(1)	Unit activity for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Oppenheimer		PIMCO				T. Rowe Price
	Main Street Fund/VA(2)		VIT Real Return Portfolio(2)				Blue Chip Growth Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2017		2016		2017		2016
Unit value, beginning of year	$41.730	$37.810	$13.144		$12.640		$22.368		$22.412

Unit value, end of year	$48.347	$41.730	$13.543		$13.144		$30.227		$22.368

Units outstanding (000’s), beginning of year/period(1)	196	—	424		—		649		—
Units Issued (000’s)(1)	74	220	109		459		1,223		747
Units Redeemed (000’s)(1)	(55)	(24)	(113)		(35)		(281)		(98)

Units Outstanding (000’s), end of year/period(1)	215	196	420		424		1,591		649

Net Assets (000’s), end of year/period	$10,377	$8,185	$5,687		$5,568		$48,100		$14,506

Expense Ratio (A)	0.90%	1.12%	0.80%	(D)	1.02%	(D)	0.74%	(E)	0.97%	(E)

Investment Income Ratio (B)	1.26%	1.10%	2.53%		2.47%		—		—

Total Return (C)	15.86%	10.37%	3.03%		3.99%		35.13%		-0.20%

(1)	Unit activity for the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)

Prior to October 1, 2016, participants in Traditional IRA, Roth IRA, Inherited IRA and FPA held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2015, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.12% in 2016 and 0.90% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

Tier 1 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund(2)	All America Fund(2)	Small Cap Value Fund(2)	Small Cap Growth Fund(2)	Mid Cap Value Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of year	$6.299	$17.791	$2.437	$2.182	$2.104

Unit value, end of year	$7.639	$21.179	$2.631	$2.694	$2.410

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	9,555	1,460	8,160	9,507	3,361
Units Redeemed (000’s)(1)	(631)	(78)	(441)	(487)	(300)

Units Outstanding (000’s), end of period(1)	8,924	1,382	7,719	9,020	3,061

Net Assets (000’s), end of period	$68,169	$29,260	$20,312	$24,295	$7,379

Expense Ratio (A)	0.30%	0.30%	0.30%	0.30%	0.30%

Investment Income Ratio (B)	1.60%	1.23%	0.56%	0.02%	1.04%

Total Return (C)	21.27%	19.04%	7.95%	23.44%	14.56%

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)	Composite Fund(2)	International Fund(2)	Money Market Fund(2)	Mid-Term Bond Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31,
	2017	2017	2017	2017	2017
Unit value, beginning of year	$4.462	$10.013	$0.897	$2.503	$2.548

Unit value, end of year	$5.162	$11.316	$1.113	$2.513	$2.599

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	9,515	1,396	2,909	2,451	4,143
Units Redeemed (000’s)(1)	(626)	(68)	(139)	(420)	(234)

Units Outstanding (000’s), end of period(1)	8,889	1,328	2,770	2,031	3,909

Net Assets (000’s), end of period	$45,883	$15,033	$3,083	$5,104	$10,157

Expense Ratio (A)	0.30%	0.30%	0.30%	0.30%	0.30%

Investment Income Ratio (B)	1.10%	2.04%	2.16%	0.12%	2.14%

Total Return (C)	15.69%	13.01%	24.09%	0.39%	2.00%

*	Includes 401(k) Plans.
(1)	Unit activity for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2013 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2013 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2013 through 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Bond Fund(2)	Retirement Income Fund(2)	2010 Retirement Fund(2)	2015 Retirement Fund(2)	2020 Retirement Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of year	$6.694	$1.503	$1.499	$1.499	$1.510

Unit value, end of year	$6.915	$1.609	$1.630	$1.653	$1.694

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	3,509	2,735	1,513	7,803	22,801
Units Redeemed (000’s)(1)	(189)	(126)	(300)	(425)	(1,096)

Units Outstanding (000’s), end of period(1)	3,320	2,609	1,213	7,378	21,705

Net Assets (000’s), end of period	$22,954	$4,197	$1,977	$12,193	$36,764

Expense Ratio (A)	0.30%	0.30%	0.30%	0.30%	0.30%

Investment Income Ratio (B)	2.70%	1.85%	2.19%	2.03%	1.68%

Total Return (C)	3.29%	7.01%	8.72%	10.29%	12.17%

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)	2030 Retirement Fund(2)	2035 Retirement Fund(2)	2040 Retirement Fund(2)	2045 Retirement Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of year	$1.567	$1.618	$1.619	$1.615	$1.600

Unit value, end of year	$1.787	$1.871	$1.891	$1.890	$1.876

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	28,732	23,630	18,217	13,781	16,595
Units Redeemed (000’s)(1)	(935)	(620)	(486)	(358)	(918)

Units Outstanding (000’s), end of period(1)	27,797	23,010	17,731	13,423	15,677

Net Assets (000’s), end of period	$49,675	$43,055	$33,520	$25,375	$29,415

Expense Ratio (A)	0.30%	0.30%	0.30%	0.30%	0.30%

Investment Income Ratio (B)	1.44%	1.33%	1.25%	1.19%	1.19%

Total Return (C)	14.08%	15.65%	16.78%	17.03%	17.25%

(1)	Unit activity for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2013 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2013 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2013 through 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2050 Retirement Fund(2)		2055 Retirement Fund(2)		Conservative Allocation Fund(2)		Moderate Allocation Fund(2)		Aggressive Allocation Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017		2017		2017		2017		2017
Unit value, beginning of year	$1.524		$1.039		$1.891		$2.352		$2.746

Unit value, end of year	$1.791		$1.222		$2.053		$2.666		$3.193

Units outstanding (000’s), beginning of period(1)	—		—		—		—		—
Units Issued (000’s)(1)	7,998		1,105		5,047		10,385		6,855
Units Redeemed (000’s)(1)	(433)		(51)		(316)		(472)		(388)

Units Outstanding (000’s), end of period(1)	7,565		1,054		4,731		9,913		6,467

Net Assets (000’s), end of period	$13,545		$1,288		$9,714		$26,431		$20,651

Expense Ratio (A)	0.30%		0.30%		0.30%		0.30%		0.30%

Investment Income Ratio (B)	0.96%		—		2.12%		1.86%		1.57%

Total Return (C)	17.50%		17.62%		8.58%		13.36%		16.27%

	Fidelity								Vanguard
	VIP Equity- Income Portfolio(2)		VIP Asset Manager Portfolio(2)		VIP Contrafund Portfolio(2)		VIP Mid Cap Portfolio(2)		VIF Diversified Value Portfolio(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017		2017		2017		2017		2017
Unit value, beginning of year	$76.163		$47.484		$82.510		$78.726		$28.211

Unit value, end of year	$85.810		$54.072		$100.357		$94.916		$31.826

Units outstanding (000’s), beginning of period(1)	—		—		—		—		—
Units Issued (000’s)(1)	365		259		778		233		617
Units Redeemed (000’s)(1)	(25)		(13)		(34)		(10)		(47)

Units Outstanding (000’s), end of period(1)	340		246		744		223		570

Net Assets (000’s), end of period	$29,218		$13,287		$74,685		$21,167		$18,141

Expense Ratio (A)	0.20%	(D)	0.20%	(D)	0.20%	(D)	0.20%	(D)	0.30%

Investment Income Ratio (B)	1.67%		1.88%		0.99%		0.70%		2.77%

Total Return (C)	12.67%		13.87%		21.63%		20.56%		12.81%

(1)	Unit activity for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2013 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2013 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2013 through 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.30%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard		American Century		American Funds		Calvert
	VIF International Portfolio(2)	VIF REIT Index Portfolio(2)	VP Capital Appreciation Fund(2)		New World Fund(2)		VP SRI Balanced Portfolio(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017		2017		2017
Unit value, beginning of year	$27.087	$16.841	$42.647		$23.667		$5.564

Unit value, end of year	$38.529	$17.592	$51.948		$30.609		$6.213

Units outstanding (000’s), beginning of period(1)	—	—	—		—		—
Units Issued (000’s)(1)	912	302	604		43		886
Units Redeemed (000’s)(1)	(34)	(77)	(33)		(2)		(55)

Units Outstanding (000’s), end of period(1)	878	225	571		41		831

Net Assets (000’s), end of period	$33,813	$3,958	$29,684		$1,256		$5,164

Expense Ratio (A)	0.30%	0.30%	0.11%	(E)	0.30%		0.30%

Investment Income Ratio (B)	1.06%	2.57%	—		1.35%		2.01%

Total Return (C)	42.24%	4.46%	21.81%		29.33%		11.66%

	Deutsche Capital Growth VIP(2)	Oppenheimer Main Street Fund/ VA(2)	PIMCO VIT Real Return Portfolio(2)		T. Rowe Price Blue Chip Growth Portfolio(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017		2017
Unit value, beginning of year	$77.031	$44.598	$13.475		$22.933

Unit value, end of year	$96.992	$51.980	$13.967		$31.177

Units outstanding (000’s), beginning of period(1)	—	—	—		—
Units Issued (000’s)(1)	402	147	97		553
Units Redeemed (000’s)(1)	(24)	(10)	(14)		(34)

Units Outstanding (000’s), end of period(1)	378	137	83		519

Net Assets (000’s), end of period	$36,709	$7,126	$1,154		$16,176

Expense Ratio (A)	0.30%	0.30%	0.20%	(E)	0.14%	(F)

Investment Income Ratio (B)	0.71%	1.26%	2.53%		—

Total Return (C)	25.91%	16.55%	3.65%		35.94%

(1)	Unit activity for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 1 Reduced Fee held units of Tier 3 Reduced Fee from January 1, 2013 through June 30, 2015 and Tier 2 Reduced Fee units from July 1, 2015 through June 30, 2017. The equivalent prior year history for the years or period ending in 2013 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund for 2013 through 2014 and under Tier 2 Reduced Fee Units for the Fund for 2015 through 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.30%.
(E)	Absent reimbursement by PIMCO, the expense ratio would have been 0.30%.
(F)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.30%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

Tier 2 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund(2)			All America Fund(2)			Small Cap Value Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2015	2017	2016	2015	2017	2016	2015
Unit value, beginning of year	$6.299	$5.654	$5.609	$17.791	$16.015	$16.090	$2.437	$2.038	$2.119

Unit value, end of year	$7.635	$6.299	$5.654	$21.168	$17.791	$16.015	$2.630	$2.437	$2.038

Units outstanding (000’s), beginning of year/period(1)	11,144	10,864	—	1,552	1,692	—	9,438	9,641	—
Units Issued (000’s)(1)	3,165	2,646	11,612	227	242	1,792	2,253	1,604	10,500
Units Redeemed (000’s)(1)	(9,485)	(2,366)	(748)	(1,391)	(382)	(100)	(7,938)	(1,807)	(859)

Units Outstanding (000’s), end of year/period(1)	4,824	11,144	10,864	388	1,552	1,692	3,753	9,438	9,641

Net Assets (000’s), end of year/period	$36,829	$70,195	$61,430	$8,203	$27,612	$27,103	$9,871	$23,005	$19,648

Expense Ratio (A)	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.60%	1.76%	1.59%	1.23%	1.36%	1.35%	0.56%	0.86%	0.83%

Total Return (C)	21.21%	11.40%	0.81%	18.98%	11.09%	-0.47%	7.90%	19.61%	-3.82%

	Mutual of America Investment Corporation
	Small Cap Growth Fund(2)			Mid Cap Value Fund(2)			Mid-Cap Equity Index Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2015	2017	2016	2015	2017	2016	2015
Unit value, beginning of year	$2.182	$2.026	$2.084	$2.104	$1.818	$1.889	$4.462	$3.716	$3.822

Unit value, end of year	$2.692	$2.182	$2.026	$2.409	$2.104	$1.818	$5.159	$4.462	$3.716

Units outstanding (000’s), beginning of year/period(1)	10,183	10,836	—	3,860	3,381	—	10,650	10,451	—
Units Issued (000’s)(1)	2,426	1,714	12,022	943	1,022	3,887	3,071	2,377	11,306
Units Redeemed (000’s)(1)	(8,828)	(2,367)	(1,186)	(3,230)	(543)	(506)	(9,325)	(2,178)	(855)

Units Outstanding (000’s), end of year/period(1)	3,781	10,183	10,836	1,573	3,860	3,381	4,396	10,650	10,451

Net Assets (000’s), end of year/period	$10,180	$22,221	$21,951	$3,790	$8,121	$6,146	$22,678	$47,517	$38,830

Expense Ratio (A)	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	0.02%	—	—	1.04%	1.30%	1.06%	1.10%	1.24%	1.12%

Total Return (C)	23.38%	7.72%	-2.80%	14.50%	15.76%	-3.76%	15.63%	20.08%	-2.78%

*	Includes 401(k) Plans.
(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2013 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund(2)			International Fund(2)			Money Market Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2015	2017	2016	2015	2017	2016	2015
Unit value, beginning of year	$10.013	$9.312	$9.278	$0.897	$0.885	$0.895	$2.503	$2.509	$2.522

Unit value, end of year	$11.310	$10.013	$9.312	$1.112	$0.897	$0.885	$2.511	$2.503	$2.509

Units outstanding (000’s), beginning of year/period(1)	1,619	1,635	—	3,069	2,771	—	2,471	2,117	—
Units Issued (000’s)(1)	298	342	1,791	1,273	932	3,034	996	853	2,896
Units Redeemed (000’s)(1)	(1,437)	(358)	(156)	(2,613)	(634)	(263)	(2,517)	(499)	(779)

Units Outstanding (000’s), end of year/period(1)	480	1,619	1,635	1,729	3,069	2,771	950	2,471	2,117

Net Assets (000’s), end of year/period	$5,430	$16,208	$15,221	$1,923	$2,753	$2,453	$2,386	$6,184	$5,310

Expense Ratio (A)	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.04%	2.05%	2.09%	2.16%	2.23%	2.63%	0.12%	—	—

Total Return (C)	12.96%	7.53%	0.36%	24.02%	1.33%	-1.05%	0.33%	-0.23%	-0.54%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund(2)			Bond Fund(2)			Retirement Income Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2015	2017	2016	2015	2017	2016	2015
Unit value, beginning of year	$2.548	$2.470	$2.466	$6.694	$6.417	$6.424	$1.503	$1.421	$1.420

Unit value, end of year	$2.597	$2.548	$2.470	$6.911	$6.694	$6.417	$1.608	$1.503	$1.421

Units outstanding (000’s), beginning of year/period(1)	5,332	5,036	—	3,930	3,759	—	5,905	3,478	—
Units Issued (000’s)(1)	1,429	1,227	5,660	1,153	1,035	4,228	1,255	3,009	4,023
Units Redeemed (000’s)(1)	(4,481)	(931)	(624)	(3,513)	(864)	(469)	(3,219)	(582)	(545)

Units Outstanding (000’s), end of year/period(1)	2,280	5,332	5,036	1,570	3,930	3,759	3,941	5,905	3,478

Net Assets (000’s), end of year/period	$5,921	$13,583	$12,441	$10,851	$26,308	$24,119	$6,337	$8,878	$4,943

Expense Ratio (A)	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.14%	2.59%	2.28%	2.70%	2.76%	3.08%	1.85%	2.12%	1.76%

Total Return (C)	1.95%	3.13%	0.17%	3.24%	4.33%	-0.11%	6.96%	5.80%	0.06%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2013 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund(2)			2015 Retirement Fund(2)			2020 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2015	2017	2016	2015	2017	2016	2015
Unit value, beginning of year	$1.499	$1.408	$1.409	$1.499	$1.396	$1.399	$1.510	$1.396	$1.400

Unit value, end of year	$1.629	$1.499	$1.408	$1.652	$1.499	$1.396	$1.693	$1.510	$1.396

Units outstanding (000’s), beginning of year/period(1)	2,107	1,975	—	9,460	8,894	—	29,605	24,967	—
Units Issued (000’s)(1)	564	681	2,300	3,469	2,436	10,873	7,991	8,281	29,578
Units Redeemed (000’s)(1)	(1,767)	(549)	(325)	(8,069)	(1,870)	(1,979)	(22,498)	(3,643)	(4,611)

Units Outstanding (000’s), end of year/period(1)	904	2,107	1,975	4,860	9,460	8,894	15,098	29,605	24,967

Net Assets (000’s), end of year/period	$1,473	$3,159	$2,781	$8,027	$14,177	$12,418	$25,560	$44,707	$34,853

Expense Ratio (A)	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	2.19%	2.27%	2.13%	2.03%	2.32%	2.05%	1.68%	1.92%	1.75%

Total Return (C)	8.66%	6.48%	-0.03%	10.23%	7.33%	-0.17%	12.11%	8.18%	-0.30%

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)			2030 Retirement Fund(2)			2035 Retirement Fund(2)
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2015	2017	2016	2015	2017	2016	2015
Unit value, beginning of year	$1.567	$1.431	$1.439	$1.618	$1.466	$1.476	$1.619	$1.458	$1.470

Unit value, end of year	$1.786	$1.567	$1.431	$1.870	$1.618	$1.466	$1.890	$1.619	$1.458

Units outstanding (000’s), beginning of year/period(1)	29,959	23,883	—	22,992	18,503	—	18,494	14,718	—
Units Issued (000’s)(1)	10,450	8,750	26,214	11,822	6,500	20,269	7,923	5,706	16,385
Units Redeemed (000’s)(1)	(25,767)	(2,674)	(2,331)	(21,051)	(2,011)	(1,766)	(16,636)	(1,930)	(1,667)

Units Outstanding (000’s), end of year/period(1)	14,642	29,959	23,883	13,763	22,992	18,503	9,781	18,494	14,718

Net Assets (000’s), end of year/period	$26,153	$46,932	$34,185	$25,740	$37,198	$27,133	$18,481	$29,939	$21,459

Expense Ratio (A)	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.44%	1.72%	1.60%	1.33%	1.65%	1.55%	1.25%	1.54%	1.45%

Total Return (C)	14.02%	9.44%	-0.53%	15.59%	10.33%	-0.65%	16.72%	11.03%	-0.80%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2013 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund(2)			2045 Retirement Fund(2)			2050 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Unit value, beginning of year	$1.615	$1.452	$1.467	$1.600	$1.438	$1.454	$1.524	$1.368	$1.384

Unit value, end of year	$1.889	$1.615	$1.452	$1.875	$1.600	$1.438	$1.790	$1.524	$1.368

Units outstanding (000’s), beginning of year/period(1)	14,291	11,938	—	16,024	13,333	—	6,602	3,766	—
Units Issued (000’s)(1)	6,379	3,994	13,487	8,009	4,416	15,188	5,086	3,778	4,128
Units Redeemed (000’s)(1)	(12,441)	(1,641)	(1,549)	(14,445)	(1,725)	(1,855)	(6,873)	(942)	(362)

Units Outstanding (000’s), end of year/period(1)	8,229	14,291	11,938	9,588	16,024	13,333	4,815	6,602	3,766

Net Assets (000’s), end of year/period	$15,549	$23,084	$17,332	$17,980	$25,642	$19,173	$8,617	$10,060	$5,153

Expense Ratio (A)	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	1.19%	1.48%	1.39%	1.19%	1.49%	1.41%	0.96%	1.07%	0.83%

Total Return (C)	16.97%	11.26%	-1.06%	17.19%	11.28%	-1.11%	17.44%	11.38%	-1.15%

	Mutual of America Investment Corporation
	2055 Retirement Fund(4)			Conservative Allocation Fund(2)			Moderate Allocation Fund(2)
Selected Per Unit and Supplementary Data:	Year Ended December 31, 2017	Period Ended December 31, 2016(3)		Years Ended December 31,			Years Ended December 31,
				2017	2016	2015	2017	2016	2015
Unit value, beginning of year/period	$1.039	$1.000		$1.891	$1.778	$1.778	$2.352	$2.164	$2.170

Unit value, end of year/period	$1.222	$1.039		$2.052	$1.891	$1.778	$2.665	$2.352	$2.164

Units outstanding (000’s), beginning of year/period(1)	58	—		5,636	5,129	—	13,369	12,904	—
Units Issued (000’s)(1)	967	58		1,654	1,597	5,741	3,287	2,954	13,970
Units Redeemed (000’s)(1)	(390)	—		(5,043)	(1,090)	(612)	(10,226)	(2,489)	(1,066)

Units Outstanding (000’s), end of year/period(1)	635	58		2,247	5,636	5,129	6,430	13,369	12,904

Net Assets (000’s), end of year/period	$776	$60		$4,611	$10,658	$9,122	$17,134	$31,443	$27,922

Expense Ratio (A)	0.35%	0.35%	(D)	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%

Investment Income Ratio (B)	—	—		2.12%	2.32%	2.07%	1.86%	2.17%	2.04%

Total Return (C)	17.56%	3.91%	(E)	8.52%	6.32%	0.01%	13.30%	8.69%	-0.27%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015. Not applicable to the 2055 Retirement Fund which commenced operations on October 1, 2016.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2013 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(3)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(4)	2055 Retirement Fund commenced operations on October 1, 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation			Fidelity
	Aggressive Allocation Fund(2)			VIP Equity-Income Portfolio(2)						VIP Asset Manager Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2017		2016		2015		2017		2016		2015
Unit value, beginning of year	$2.746	$2.486	$2.506	$76.163		$64.702		$67.589		$47.484		$46.180		$46.271

Unit value, end of year	$3.191	$2.746	$2.486	$85.766		$76.163		$64.702		$54.044		$47.484		$46.180

Units outstanding (000’s), beginning of year/period(1)	8,348	8,639	—	451		443		—		341		360		—
Units Issued (000’s)(1)	2,353	1,645	9,052	86		102		493		109		50		418
Units Redeemed (000’s)(1)	(6,180)	(1,936)	(413)	(394)		(94)		(50)		(258)		(69)		(58)

Units Outstanding (000’s), end of year/period(1)	4,521	8,348	8,639	143		451		443		192		341		360

Net Assets (000’s), end of year/period	$14,430	$22,924	$21,477	$12,236		$34,357		$28,652		$10,381		$16,206		$16,640

Expense Ratio (A)	0.35%	0.35%	0.42%	0.25%	(D)	0.25%	(D)	0.32%	(D)	0.25%	(D)	0.25%	(D)	0.32%	(D)

Investment Income Ratio (B)	1.57%	1.99%	1.83%	1.67%		2.38%		3.10%		1.88%		1.45%		1.56%

Total Return (C)	16.21%	10.46%	-0.81%	12.61%		17.71%		-4.27%		13.81%		2.82%		-0.20%

	Fidelity												Vanguard
	VIP Contrafund Portfolio						VIP Mid Cap Portfolio						VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017		2016		2015		2017		2016		2015		2017	2016	2015
Unit value, beginning of year	$82.510		$76.612		$76.320		$78.726		$70.324		$71.543		$28.211	$25.082	$25.804

Unit value, end of year	$100.305		$82.510		$76.612		$94.867		$78.726		$70.324		$31.809	$28.211	$25.082

Units outstanding (000’s), beginning of year/period(1)	949		1,041		—		286		304		—		708	721	—
Units Issued (000’s)(1)	201		137		1,137		87		43		341		174	150	801
Units Redeemed (000’s)(1)	(796)		(229)		(96)		(252)		(61)		(37)		(639)	(163)	(80)

Units Outstanding (000’s), end of year/period(1)	354		949		1,041		121		286		304		243	708	721

Net Assets (000’s), end of year/period	$35,552		$78,275		$79,699		$11,438		$22,477		$21,351		$7,735	$19,966	$18,071

Expense Ratio (A)	0.25%	(D)	0.25%	(D)	0.32%	(D)	0.25%	(D)	0.25%	(D)	0.32%	(D)	0.35%	0.35%	0.42%

Investment Income Ratio (B)	0.99%		0.79%		1.02%		0.70%		0.50%		0.49%		2.77%	2.66%	2.56%

Total Return (C)	21.57%		7.70%		0.38%		20.50%		11.95%		-1.70%		12.75%	12.47%	-2.80%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2013 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard						American Century
	VIF International Portfolio(2)			VIF REIT Index Portfolio(2)			VP Capital Appreciation Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2017	2016	2015	2017		2016		2015
Unit value, beginning of year	$27.087	$26.675	$27.003	$16.841	$15.597	$15.323	$42.647		$41.352		$40.640

Unit value, end of year	$38.509	$27.087	$26.675	$17.582	$16.841	$15.597	$51.921		$42.647		$41.352

Units outstanding (000’s), beginning of year/period(1)	1,115	1,182	—	349	231	—	704		785		—
Units Issued (000’s)(1)	248	188	1,292	118	264	313	155		118		849
Units Redeemed (000’s)(1)	(896)	(255)	(110)	(322)	(146)	(82)	(610)		(199)		(64)

Units Outstanding (000’s), end of year/period(1)	467	1,115	1,182	145	349	231	249		704		785

Net Assets (000’s), end of year/period	$18,001	$30,201	$31,542	$2,541	$5,885	$3,599	$12,945		$30,002		$32,479

Expense Ratio (A)	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%	0.16%	(D)	0.10%	(D)	0.17%	(D)

Investment Income Ratio (B)	1.06%	1.44%	1.86%	2.57%	2.08%	2.09%	—		—		—

Total Return (C)	42.17%	1.55%	-1.22%	4.40%	7.98%	1.79%	21.75%		3.13%		1.75%

	American Funds			Calvert			Deutsche
	New World Fund(2)			VP SRI Balanced Portfolio(2)			Capital Growth VIP(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2017	2016	2015	2017		2016		2015
Unit value, beginning of year	$23.667	$22.494	$23.279	$5.564	$5.177	$5.316	$77.031		$74.157		$68.566

Unit value, end of year	$30.593	$23.667	$22.494	$6.210	$5.564	$5.177	$96.942		$77.031		$74.157

Units outstanding (000’s), beginning of year/period(1)	37	27	—	1,893	1,828	—	450		505		—
Units Issued (000’s)(1)	20	18	30	499	365	1,932	117		73		538
Units Redeemed (000’s)(1)	(33)	(8)	(3)	(1,165)	(300)	(104)	(414)		(128)		(33)

Units Outstanding (000’s), end of year/period(1)	24	37	27	1,227	1,893	1,828	153		450		505

Net Assets (000’s), end of year/period	$727	$882	$604	$7,617	$10,534	$9,464	$14,815		$34,629		$37,419

Expense Ratio (A)	0.35%	0.35%	0.42%	0.35%	0.35%	0.42%	0.35%		0.35%		0.42%

Investment Income Ratio (B)	1.35%	1.19%	0.90%	2.01%	1.86%	0.12%	0.71%		0.82%		0.69%

Total Return (C)	29.26%	5.22%	-3.37%	11.60%	7.47%	-2.61%	25.85%		3.88%		8.15%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2013 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Oppenheimer			PIMCO						T. Rowe Price
	Main Street Fund/VA(2)			VIT Real Return Portfolio(2)						Blue Chip Growth Portfolio(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2017		2016		2015		2017		2016		2015
Unit value, beginning of year	$44.598	$40.100	$38.975	$13.475		$12.867		$13.262		$22.933		$22.803		$20.594

Unit value, end of year	$51.953	$44.598	$40.100	$13.960		$13.475		$12.867		$31.161		$22.933		$22.803

Units outstanding (000’s), beginning of year/period(1)	161	132	—	96		77		—		292		329		—
Units Issued (000’s)(1)	45	60	142	71		57		99		316		184		365
Units Redeemed (000’s)(1)	(152)	(31)	(10)	(90)		(38)		(22)		(404)		(221)		(36)

Units Outstanding (000’s), end of year/period(1)	54	161	132	77		96		77		204		292		329

Net Assets (000’s), end of year/period	$2,818	$7,182	$5,281	$1,073		$1,292		$984		$6,360		$6,702		$7,496

Expense Ratio (A)	0.35%	0.35%	0.42%	0.25%	(D)	0.25%	(D)	0.32%	(D)	0.19%	(E)	0.20%	(E)	0.27%	(E)

Investment Income Ratio (B)	1.26%	1.10%	0.92%	2.53%		2.47%		4.27%		—		—		—

Total Return (C)	16.49%	11.22%	2.89%	3.60%		4.72%		-2.97%		35.87%		0.57%		10.73%

(1)	Unit activity for the period July 1, 2015 (Initial Offering Date of Units) to December 31, 2015.
(2)

Prior to July 1, 2015, participants in Tier 2 Reduced Fee held units of Tier 3 Reduced Fee. The equivalent prior year history for the years or period ending in 2013 through 2014, as applicable, are not included here. They appear in the section of the Financial Highlights under Tier 3 Reduced Fee Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by PIMCO, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2017.
(E)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.42% in 2015 and 0.35% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

Tier 3 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$6.290	$5.652	$5.609	$4.967	$3.781

Unit value, end of year	$7.618	$6.290	$5.652	$5.609	$4.967

Units outstanding (000’s), beginning of year	18,392	15,480	26,165	23,153	21,083
Units Issued (000’s)	10,027	7,074	4,899	7,599	6,939
Units Redeemed (000’s)	(6,048)	(4,162)	(15,584)	(4,587)	(4,869)

Units Outstanding (000’s), end of year	22,371	18,392	15,480	26,165	23,153

Net Assets (000’s), end of year	$170,420	$115,693	$87,487	$146,760	$114,996

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.60%	1.76%	1.59%	1.53%	1.63%

Total Return (C)	21.11%	11.30%	0.76%	12.93%	31.36%

	Mutual of America Investment Corporation
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$17.767	$16.008	$16.090	$14.547	$11.068

Unit value, end of year	$21.121	$17.767	$16.008	$16.090	$14.547

Units outstanding (000’s), beginning of year	1,958	1,999	3,856	3,887	3,757
Units Issued (000’s)	1,065	591	465	682	743
Units Redeemed (000’s)	(539)	(632)	(2,322)	(713)	(613)

Units Outstanding (000’s), end of year	2,484	1,958	1,999	3,856	3,887

Net Assets (000’s), end of year	$52,467	$34,786	$32,005	$62,048	$56,545

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.23%	1.36%	1.35%	1.25%	1.40%

Total Return (C)	18.88%	10.99%	-0.51%	10.61%	31.44%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.434	$2.037	$2.119	$2.025	$1.573

Unit value, end of year	$2.624	$2.434	$2.037	$2.119	$2.025

Units outstanding (000’s), beginning of year	15,925	14,190	24,315	23,684	22,328
Units Issued (000’s)	8,864	5,446	4,276	5,661	6,283
Units Redeemed (000’s)	(5,857)	(3,711)	(14,401)	(5,030)	(4,927)

Units Outstanding (000’s), end of year	18,932	15,925	14,190	24,315	23,684

Net Assets (000’s), end of year	$49,680	$38,764	$28,905	$51,517	$47,950

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	0.56%	0.86%	0.83%	1.26%	1.59%

Total Return (C)	7.80%	19.50%	-3.86%	4.65%	28.68%

	Mutual of America Investment Corporation
	Small Cap Growth Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.179	$2.025	$2.084	$1.982	$1.411

Unit value, end of year	$2.686	$2.179	$2.025	$2.084	$1.982

Units outstanding (000’s), beginning of year	17,967	16,709	26,691	27,028	23,200
Units Issued (000’s)	10,911	6,098	6,264	7,124	9,657
Units Redeemed (000’s)	(5,858)	(4,840)	(16,246)	(7,461)	(5,829)

Units Outstanding (000’s), end of year	23,020	17,967	16,709	26,691	27,028

Net Assets (000’s), end of year	$61,833	$39,151	$33,832	$55,630	$53,557

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	0.02%	—	—	0.05%	—

Total Return (C)	23.27%	7.62%	-2.85%	5.18%	40.46%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.101	$1.817	$1.889	$1.668	$1.312

Unit value, end of year	$2.404	$2.101	$1.817	$1.889	$1.668

Units outstanding (000’s), beginning of year	4,970	4,286	7,877	6,729	5,404
Units Issued (000’s)	3,183	1,870	2,280	3,030	2,925
Units Redeemed (000’s)	(2,127)	(1,186)	(5,871)	(1,882)	(1,600)

Units Outstanding (000’s), end of year	6,026	4,970	4,286	7,877	6,729

Net Assets (000’s), end of year	$14,485	$10,443	$7,787	$14,875	$11,220

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.04%	1.30%	1.06%	0.80%	1.00%

Total Return (C)	14.41%	15.66%	-3.80%	13.25%	27.11%

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$4.456	$3.714	$3.822	$3.504	$2.643

Unit value, end of year	$5.148	$4.456	$3.714	$3.822	$3.504

Units outstanding (000’s), beginning of year	19,817	18,248	28,504	27,009	22,051
Units Issued (000’s)	10,094	6,919	5,368	6,894	10,210
Units Redeemed (000’s)	(7,548)	(5,350)	(15,624)	(5,399)	(5,252)

Units Outstanding (000’s), end of year	22,363	19,817	18,248	28,504	27,009

Net Assets (000’s), end of year	$115,116	$88,298	$67,770	$108,942	$94,628

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.10%	1.24%	1.12%	0.97%	1.04%

Total Return (C)	15.53%	19.97%	-2.83%	9.09%	32.54%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$10.000	$9.308	$9.278	$8.547	$7.383

Unit value, end of year	$11.286	$10.000	$9.308	$9.278	$8.547

Units outstanding (000’s), beginning of year	2,389	2,465	4,431	4,372	4,075
Units Issued (000’s)	1,242	735	670	609	969
Units Redeemed (000’s)	(697)	(811)	(2,636)	(550)	(672)

Units Outstanding (000’s), end of year	2,934	2,389	2,465	4,431	4,372

Net Assets (000’s), end of year	$33,117	$23,885	$22,948	$41,112	$37,367

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	2.04%	2.05%	2.09%	1.93%	2.07%

Total Return (C)	12.86%	7.44%	0.32%	8.56%	15.77%

	Mutual of America Investment Corporation
	International Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$0.896	$0.885	$0.895	$0.957	$0.798

Unit value, end of year	$1.110	$0.896	$0.885	$0.895	$0.957

Units outstanding (000’s), beginning of year	5,846	4,814	6,410	5,878	4,369
Units Issued (000’s)	4,111	2,520	2,416	2,361	2,348
Units Redeemed (000’s)	(2,232)	(1,488)	(4,012)	(1,829)	(839)

Units Outstanding (000’s), end of year	7,725	5,846	4,814	6,410	5,878

Net Assets (000’s), end of year	$8,575	$5,236	$4,260	$5,735	$5,624

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	2.16%	2.23%	2.63%	1.49%	2.04%

Total Return (C)	23.92%	1.24%	-1.10%	-6.50%	19.87%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Money Market Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.500	$2.508	$2.522	$2.539	$2.555

Unit value, end of year	$2.506	$2.500	$2.508	$2.522	$2.539

Units outstanding (000’s), beginning of year	3,960	3,869	6,948	6,854	6,022
Units Issued (000’s)	2,741	2,079	2,112	2,256	3,320
Units Redeemed (000’s)	(1,741)	(1,988)	(5,191)	(2,162)	(2,488)

Units Outstanding (000’s), end of year	4,960	3,960	3,869	6,948	6,854

Net Assets (000’s), end of year	$12,431	$9,899	$9,702	$17,526	$17,400

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	0.12%	—	—	—	—

Total Return (C)	0.25%	-0.31%	-0.59%	-0.64%	-0.66%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.544	$2.469	$2.466	$2.401	$2.427

Unit value, end of year	$2.592	$2.544	$2.469	$2.466	$2.401

Units outstanding (000’s), beginning of year	10,091	9,654	14,698	13,601	13,311
Units Issued (000’s)	5,119	3,707	3,465	3,932	4,556
Units Redeemed (000’s)	(3,408)	(3,270)	(8,509)	(2,835)	(4,266)

Units Outstanding (000’s), end of year	11,802	10,091	9,654	14,698	13,601

Net Assets (000’s), end of year	$30,588	$25,675	$23,839	$36,245	$32,657

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	2.14%	2.59%	2.28%	2.56%	2.78%

Total Return (C)	1.86%	3.04%	0.13%	2.71%	-1.06%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$6.686	$6.414	$6.424	$6.073	$6.159

Unit value, end of year	$6.896	$6.686	$6.414	$6.424	$6.073

Units outstanding (000’s), beginning of year	8,290	7,276	10,994	9,702	8,320
Units Issued (000’s)	4,370	3,100	2,635	3,415	4,820
Units Redeemed (000’s)	(2,675)	(2,086)	(6,353)	(2,123)	(3,438)

Units Outstanding (000’s), end of year	9,985	8,290	7,276	10,994	9,702

Net Assets (000’s), end of year	$68,864	$55,426	$46,668	$70,623	$58,917

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	2.70%	2.76%	3.08%	2.91%	2.95%

Total Return (C)	3.15%	4.24%	-0.15%	5.78%	-1.41%

	Mutual of America Investment Corporation
	Retirement Income Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.501	$1.420	$1.420	$1.340	$1.254

Unit value, end of year	$1.605	$1.501	$1.420	$1.420	$1.340

Units outstanding (000’s), beginning of year	6,154	6,858	8,213	4,455	3,102
Units Issued (000’s)	5,543	2,988	5,143	5,829	2,876
Units Redeemed (000’s)	(1,860)	(3,692)	(6,498)	(2,071)	(1,523)

Units Outstanding (000’s), end of year	9,837	6,154	6,858	8,213	4,455

Net Assets (000’s), end of year	$15,785	$9,240	$9,741	$11,665	$5,970

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.85%	2.12%	1.76%	1.63%	0.00%

Total Return (C)	6.87%	5.71%	0.01%	5.97%	6.87%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.498	$1.408	$1.409	$1.324	$1.190

Unit value, end of year	$1.626	$1.498	$1.408	$1.409	$1.324

Units outstanding (000’s), beginning of year	2,709	2,679	4,839	4,391	4,048
Units Issued (000’s)	1,400	1,258	805	1,469	1,480
Units Redeemed (000’s)	(1,129)	(1,228)	(2,965)	(1,021)	(1,137)

Units Outstanding (000’s), end of year	2,980	2,709	2,679	4,839	4,391

Net Assets (000’s), end of year	$4,845	$4,056	$3,771	$6,817	$5,814

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	2.19%	2.27%	2.13%	1.93%	0.00%

Total Return (C)	8.57%	6.39%	-0.08%	6.40%	11.22%

	Mutual of America Investment Corporation
	2015 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.497	$1.396	$1.399	$1.312	$1.148

Unit value, end of year	$1.648	$1.497	$1.396	$1.399	$1.312

Units outstanding (000’s), beginning of year	14,049	15,433	23,681	19,888	15,830
Units Issued (000’s)	6,488	5,026	7,521	9,557	8,904
Units Redeemed (000’s)	(5,105)	(6,410)	(15,769)	(5,764)	(4,846)

Units Outstanding (000’s), end of year	15,432	14,049	15,433	23,681	19,888

Net Assets (000’s), end of year	$25,437	$21,026	$21,538	$33,118	$26,086

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	2.03%	2.32%	2.05%	1.83%	0.01%

Total Return (C)	10.14%	7.24%	-0.21%	6.62%	14.23%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2020 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.508	$1.395	$1.400	$1.311	$1.119

Unit value, end of year	$1.689	$1.508	$1.395	$1.400	$1.311

Units outstanding (000’s), beginning of year	42,341	37,777	53,657	39,323	26,973
Units Issued (000’s)	28,265	18,082	19,422	22,628	18,676
Units Redeemed (000’s)	(12,087)	(13,518)	(35,302)	(8,294)	(6,326)

Units Outstanding (000’s), end of year	58,519	42,341	37,777	53,657	39,323

Net Assets (000’s), end of year	$98,858	$63,856	$52,713	$75,128	$51,538

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.68%	1.92%	1.75%	1.38%	0.01%

Total Return (C)	12.01%	8.08%	-0.34%	6.83%	17.14%

	Mutual of America Investment Corporation
	2025 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.564	$1.431	$1.439	$1.339	$1.111

Unit value, end of year	$1.782	$1.564	$1.431	$1.439	$1.339

Units outstanding (000’s), beginning of year	47,216	40,002	50,395	34,873	24,238
Units Issued (000’s)	37,390	19,028	20,193	20,616	15,230
Units Redeemed (000’s)	(14,009)	(11,814)	(30,586)	(5,094)	(4,595)

Units Outstanding (000’s), end of year	70,597	47,216	40,002	50,395	34,873

Net Assets (000’s), end of year	$125,829	$73,869	$57,232	$72,519	$46,699

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.44%	1.72%	1.60%	1.20%	0.02%

Total Return (C)	13.93%	9.35%	-0.58%	7.46%	20.51%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2030 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.616	$1.466	$1.476	$1.368	$1.111

Unit value, end of year	$1.866	$1.616	$1.466	$1.476	$1.368

Units outstanding (000’s), beginning of year	40,504	31,802	39,955	27,662	19,813
Units Issued (000’s)	28,953	16,557	15,196	16,291	11,532
Units Redeemed (000’s)	(11,961)	(7,855)	(23,349)	(3,998)	(3,683)

Units Outstanding (000’s), end of year	57,496	40,504	31,802	39,955	27,662

Net Assets (000’s), end of year	$107,293	$65,445	$46,614	$58,975	$37,838

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.33%	1.65%	1.55%	1.15%	0.02%

Total Return (C)	15.49%	10.23%	-0.69%	7.90%	23.10%

	Mutual of America Investment Corporation
	2035 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.617	$1.457	$1.470	$1.364	$1.089

Unit value, end of year	$1.885	$1.617	$1.457	$1.470	$1.364

Units outstanding (000’s), beginning of year	33,452	25,679	32,459	22,875	16,021
Units Issued (000’s)	23,937	14,976	11,909	12,828	9,364
Units Redeemed (000’s)	(9,493)	(7,203)	(18,689)	(3,244)	(2,510)

Units Outstanding (000’s), end of year	47,896	33,452	25,679	32,459	22,875

Net Assets (000’s), end of year	$90,306	$54,081	$37,424	$47,708	$31,212

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.25%	1.54%	1.45%	1.05%	0.02%

Total Return (C)	16.62%	10.93%	-0.85%	7.72%	25.30%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.613	$1.451	$1.467	$1.369	$1.082

Unit value, end of year	$1.885	$1.613	$1.451	$1.467	$1.369

Units outstanding (000’s), beginning of year	29,769	25,000	29,158	21,648	14,824
Units Issued (000’s)	21,036	11,823	12,106	10,739	9,147
Units Redeemed (000’s)	(9,493)	(7,054)	(16,264)	(3,229)	(2,323)

Units Outstanding (000’s), end of year	41,312	29,769	25,000	29,158	21,648

Net Assets (000’s), end of year	$77,887	$48,023	$36,280	$42,788	$29,641

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.19%	1.48%	1.39%	1.04%	0.03%

Total Return (C)	16.87%	11.16%	-1.11%	7.18%	26.57%

	Mutual of America Investment Corporation
	2045 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.598	$1.437	$1.454	$1.361	$1.071

Unit value, end of year	$1.871	$1.598	$1.437	$1.454	$1.361

Units outstanding (000’s), beginning of year	39,544	32,554	36,538	28,752	20,104
Units Issued (000’s)	24,221	15,320	14,920	12,404	11,891
Units Redeemed (000’s)	(12,724)	(8,330)	(18,904)	(4,618)	(3,243)

Units Outstanding (000’s), end of year	51,041	39,544	32,554	36,538	28,752

Net Assets (000’s), end of year	$95,511	$63,194	$46,791	$53,132	$39,139

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.19%	1.49%	1.41%	1.02%	0.03%

Total Return (C)	17.09%	11.18%	-1.16%	6.82%	27.07%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2050 Retirement Fund					2055 Retirement Fund(2)
	Years Ended December 31,					Year Ended December 31, 2017	Period Ended December 31, 2016(1)
Selected Per Unit and Supplementary Data:	2017	2016	2015	2014	2013
Unit value, beginning of year/period	$1.522	$1.368	$1.384	$1.298	$1.017	$1.039	$1.000

Unit value, end of year/period	$1.786	$1.522	$1.368	$1.384	$1.298	$1.220	$1.039

Units outstanding (000’s), beginning of year/period	19,250	10,796	6,508	2,556	71	244	—
Units Issued (000’s)	18,305	11,340	8,341	4,741	2,702	4,665	269
Units Redeemed (000’s)	(7,060)	(2,886)	(4,053)	(789)	(217)	(413)	(25)

Units Outstanding (000’s), end of year/period	30,495	19,250	10,796	6,508	2,556	4,496	244

Net Assets (000’s), end of year/period	$54,445	$29,295	$14,764	$9,008	$3,318	$5,486	$253

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%	0.45%	0.45%	(D)

Investment Income Ratio (B)	0.96%	1.07%	0.83%	0.15%	0.04%	—	—

Total Return (C)	17.34%	11.28%	-1.20%	6.62%	27.66%	17.46%	3.88%	(E)

	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.888	$1.778	$1.778	$1.676	$1.570

Unit value, end of year/	$2.048	$1.888	$1.778	$1.778	$1.676

Units outstanding (000’s), beginning of year	10,429	8,827	12,387	9,283	8,127
Units Issued (000’s)	7,814	4,537	4,277	5,551	3,927
Units Redeemed (000’s)	(3,415)	(2,935)	(7,837)	(2,447)	(2,771)

Units Outstanding (000’s), end of year	14,828	10,429	8,827	12,387	9,283

Net Assets (000’s), end of year	$30,364	$19,695	$15,691	$22,028	$15,561

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	2.12%	2.32%	2.07%	2.14%	0.04%

Total Return (C)	8.43%	6.23%	-0.04%	6.09%	6.80%

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	2055 Retirement Fund commenced operations on October 1, 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Moderate Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.349	$2.163	$2.170	$2.025	$1.759

Unit value, end of year	$2.659	$2.349	$2.163	$2.170	$2.025

Units outstanding (000’s), beginning of year	23,723	19,957	30,595	26,308	21,064
Units Issued (000’s)	14,186	9,243	8,019	9,056	9,454
Units Redeemed (000’s)	(7,339)	(5,477)	(18,657)	(4,769)	(4,210)

Units Outstanding (000’s), end of year	30,570	23,723	19,957	30,595	26,308

Net Assets (000’s), end of year	$81,289	$55,721	$43,167	$66,385	$53,264

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.86%	2.17%	2.04%	1.82%	0.02%

Total Return (C)	13.21%	8.59%	-0.31%	7.17%	15.09%

	Mutual of America Investment Corporation
	Aggressive Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.743	$2.485	$2.506	$2.340	$1.893

Unit value, end of year	$3.185	$2.743	$2.485	$2.506	$2.340

Units outstanding (000’s), beginning of year	16,261	14,431	21,351	19,022	16,619
Units Issued (000’s)	9,220	5,666	4,941	6,313	6,019
Units Redeemed (000’s)	(4,621)	(3,836)	(11,861)	(3,984)	(3,616)

Units Outstanding (000’s), end of year	20,860	16,261	14,431	21,351	19,022

Net Assets (000’s), end of year	$66,430	$44,598	$35,861	$53,515	$44,505

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.57%	1.99%	1.83%	1.55%	0.03%

Total Return (C)	16.11%	10.37%	-0.85%	7.12%	23.57%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Fidelity
	VIP Equity-Income Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$76.062	$64.672	$67.589	$62.420	$48.904

Unit value, end of year	$85.579	$76.062	$64.672	$67.589	$62.420

Units outstanding (000’s), beginning of year	728	662	1,181	1,144	1,027
Units Issued (000’s)	351	248	180	265	320
Units Redeemed (000’s)	(245)	(182)	(699)	(228)	(203)

Units Outstanding (000’s), end of year	834	728	662	1,181	1,144

Net Assets (000’s), end of year	$71,335	$55,349	$42,835	$79,837	$71,379

Expense Ratio (A)(D)	0.35%	0.35%	0.37%	0.40%	0.40%

Investment Income Ratio (B)	1.67%	2.38%	3.10%	2.83%	2.56%

Total Return (C)	12.51%	17.61%	-4.32%	8.28%	27.64%

	Fidelity
	VIP Asset Manager Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$47.423	$46.160	$46.271	$43.897	$38.089

Unit value, end of year	$53.929	$47.423	$46.160	$46.271	$43.897

Units outstanding (000’s), beginning of year	698	611	984	941	842
Units Issued (000’s)	308	242	220	216	258
Units Redeemed (000’s)	(237)	(155)	(593)	(173)	(159)

Units Outstanding (000’s), end of year	769	698	611	984	941

Net Assets (000’s), end of year	$41,479	$33,119	$28,219	$45,542	$41,309

Expense Ratio (A)(D)	0.35%	0.35%	0.37%	0.40%	0.40%

Investment Income Ratio (B)	1.88%	1.45%	1.56%	1.53%	1.59%

Total Return (C)	13.72%	2.74%	-0.24%	5.41%	15.25%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.50% in 2013 through 2014, 0.47% in 2015 and 0.45% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Fidelity
	VIP Contrafund Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$82.399	$76.577	$76.320	$68.449	$52.345

Unit value, end of year	$100.085	$82.399	$76.577	$76.320	$68.449

Units outstanding (000’s), beginning of year	1,373	1,349	2,491	2,398	2,253
Units Issued (000’s)	700	436	369	526	578
Units Redeemed (000’s)	(436)	(412)	(1,511)	(433)	(433)

Units Outstanding (000’s), end of year	1,637	1,373	1,349	2,491	2,398

Net Assets (000’s), end of year	$163,794	$113,175	$103,269	$190,122	$164,141

Expense Ratio (A)(D)	0.35%	0.35%	0.37%	0.40%	0.40%

Investment Income Ratio (B)	0.99%	0.79%	1.02%	0.97%	1.09%

Total Return (C)	21.46%	7.60%	0.34%	11.50%	30.76%

	Fidelity
	VIP Mid Cap Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$78.619	$70.292	$71.543	$67.582	$49.807

Unit value, end of year	$94.657	$78.619	$70.292	$71.543	$67.582

Units outstanding (000’s), beginning of year	434	420	720	701	593
Units Issued (000’s)	241	139	143	186	227
Units Redeemed (000’s)	(142)	(125)	(443)	(167)	(119)

Units Outstanding (000’s), end of year	533	434	420	720	701

Net Assets (000’s), end of year	$50,408	$34,160	$29,517	$51,506	$47,403

Expense Ratio (A)(D)	0.35%	0.35%	0.37%	0.40%	0.40%

Investment Income Ratio (B)	0.70%	0.50%	0.49%	0.25%	0.54%

Total Return (C)	20.40%	11.85%	-1.75%	5.86%	35.69%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.50% in 2013 through 2014, 0.47% in 2015 and 0.45% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard
	VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$28.173	$25.071	$25.804	$23.613	$18.341

Unit value, end of year	$31.739	$28.173	$25.071	$25.804	$23.613

Units outstanding (000’s), beginning of year	1,331	1,065	1,786	1,514	1,245
Units Issued (000’s)	863	564	425	621	552
Units Redeemed (000’s)	(514)	(298)	(1,146)	(349)	(283)

Units Outstanding (000’s), end of year	1,680	1,331	1,065	1,786	1,514

Net Assets (000’s), end of year	$53,334	$37,503	$26,671	$46,093	$35,756

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	2.77%	2.66%	2.56%	2.07%	2.08%

Total Return (C)	12.66%	12.37%	-2.84%	9.28%	28.75%

	Vanguard
	VIF International Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$27.051	$26.663	$27.003	$28.890	$23.533

Unit value, end of year	$38.424	$27.051	$26.663	$27.003	$28.890

Units outstanding (000’s), beginning of year	1,955	1,808	2,945	2,779	1,815
Units Issued (000’s)	1,114	627	574	693	1,438
Units Redeemed (000’s)	(575)	(480)	(1,711)	(527)	(474)

Units Outstanding (000’s), end of year	2,494	1,955	1,808	2,945	2,779

Net Assets (000’s), end of year	$95,831	$52,880	$48,212	$79,528	$80,279

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.06%	1.44%	1.86%	1.45%	1.53%

Total Return (C)	42.05%	1.46%	-1.26%	-6.53%	22.76%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard
	VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$16.818	$15.590	$15.323	$11.837	$12.330

Unit value, end of year/period	$17.543	$16.818	$15.590	$15.323	$11.837

Units outstanding (000’s), beginning of year/period	632	365	570	56	—
Units Issued (000’s)	389	528	519	642	61
Units Redeemed (000’s)	(338)	(261)	(724)	(128)	(5)

Units Outstanding (000’s), end of year/period	683	632	365	570	56

Net Assets (000’s), end of year/period	$11,980	$10,625	$5,687	$8,733	$661

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%	(D)

Investment Income Ratio (B)	2.57%	2.08%	2.09%	1.28%	—

Total Return (C)	4.31%	7.88%	1.74%	29.45%	-4.00%	(E)

	American Century
	VP Capital Appreciation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$42.589	$41.333	$40.640	$37.674	$28.849

Unit value, end of year	$51.806	$42.589	$41.333	$40.640	$37.674

Units outstanding (000’s), beginning of year	1,091	1,081	1,790	1,754	1,702
Units Issued (000’s)	599	368	462	427	473
Units Redeemed (000’s)	(378)	(358)	(1,171)	(391)	(421)

Units Outstanding (000’s), end of year	1,312	1,091	1,081	1,790	1,754

Net Assets (000’s), end of year	$67,986	$46,482	$44,691	$72,764	$66,072

Expense Ratio (A)(F)	0.26%	0.20%	0.22%	0.25%	0.25%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	21.64%	3.04%	1.71%	7.87%	30.59%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by American Century, the expense ratio would have been 0.50% in 2013 through 2014, 0.47% in 2015 and 0.45% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	American Funds
	New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$23.636	$22.484	$23.279	$25.333	$23.490

Unit value, end of year/period	$30.526	$23.636	$22.484	$23.279	$25.333

Units outstanding (000’s), beginning of year/period	59	33	40	16	—
Units Issued (000’s)	77	39	31	26	16
Units Redeemed (000’s)	(25)	(13)	(38)	(2)	—	(F)

Units Outstanding (000’s), end of year/period	111	59	33	40	16

Net Assets (000’s), end of year/period	$3,375	$1,401	$735	$922	$410

Expense Ratio (A)	0.45%	0.45%	0.50%	0.50%	0.50%	(D)

Investment Income Ratio (B)	1.35%	1.19%	0.90%	1.71%	2.03%	(E)

Total Return (C)	29.15%	5.13%	-3.42%	-8.11%	7.85%	(E)

	Calvert
	VP SRI Balanced Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$5.557	$5.175	$5.316	$4.875	$4.152

Unit value, end of year	$6.196	$5.557	$5.175	$5.316	$4.875

Units outstanding (000’s), beginning of year	4,133	3,682	5,300	4,901	4,576
Units Issued (000’s)	1,810	1,137	1,069	1,223	1,310
Units Redeemed (000’s)	(986)	(686)	(2,687)	(824)	(985)

Units Outstanding (000’s), end of year	4,957	4,133	3,682	5,300	4,901

Net Assets (000’s), end of year	$30,716	$22,966	$19,057	$28,179	$23,893

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	2.01%	1.86%	0.12%	1.59%	1.08%

Total Return (C)	11.50%	7.38%	-2.65%	9.04%	17.41%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Deutsche
	Capital Growth VIP
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$76.927	$74.123	$68.566	$61.002	$45.534

Unit value, end of year	$96.729	$76.927	$74.123	$68.566	$61.002

Units outstanding (000’s), beginning of year	657	648	1,079	1,028	1,027
Units Issued (000’s)	339	217	224	209	191
Units Redeemed (000’s)	(263)	(208)	(655)	(158)	(190)

Units Outstanding (000’s), end of year	733	657	648	1,079	1,028

Net Assets (000’s), end of year	$70,947	$50,518	$48,027	$73,955	$62,722

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	0.71%	0.82%	0.69%	0.62%	1.26%

Total Return (C)	25.74%	3.78%	8.10%	12.40%	33.97%

	Oppenheimer
	Main Street Fund/VA
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$44.539	$40.082	$38.975	$35.388	$26.990

Unit value, end of year	$51.840	$44.539	$40.082	$38.975	$35.388

Units outstanding (000’s), beginning of year	210	186	306	263	228
Units Issued (000’s)	162	100	76	101	91
Units Redeemed (000’s)	(83)	(76)	(196)	(58)	(56)

Units Outstanding (000’s), end of year	289	210	186	306	263

Net Assets (000’s), end of year	$14,960	$9,358	$7,442	$11,917	$9,318

Expense Ratio (A)	0.45%	0.45%	0.47%	0.50%	0.50%

Investment Income Ratio (B)	1.26%	1.10%	0.92%	0.81%	1.08%

Total Return (C)	16.39%	11.12%	2.84%	10.14%	31.11%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$13.456	$12.861	$13.262	$12.912	$13.220

Unit value, end of year/period	$13.928	$13.456	$12.861	$13.262	$12.912

Units outstanding (000’s), beginning of year/period	330	233	242	33	—
Units Issued (000’s)	270	211	217	263	61
Units Redeemed (000’s)	(147)	(114)	(226)	(54)	(28)

Units Outstanding (000’s), end of year/period	453	330	233	242	33

Net Assets (000’s), end of year/period	$6,304	$4,445	$2,998	$3,211	$431

Expense Ratio (A)(F)	0.35%	0.35%	0.37%	0.40%	0.40%	(D)

Investment Income Ratio (B)	2.53%	2.47%	4.27%	1.36%	2.85%	(E)

Total Return (C)	3.51%	4.63%	-3.02%	2.71%	-2.33%	(E)

	T. Rowe Price
	Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$22.902	$22.792	$20.594	$18.940	$16.420

Unit value, end of year/period	$31.092	$22.902	$22.792	$20.594	$18.940

Units outstanding (000’s), beginning of year/period	551	543	246	62	—
Units Issued (000’s)	946	441	594	238	63
Units Redeemed (000’s)	(229)	(433)	(297)	(54)	(1)

Units Outstanding (000’s), end of year/period	1,268	551	543	246	62

Net Assets (000’s), end of year/period	$39,419	$12,623	$12,368	$5,061	$1,176

Expense Ratio (A)(G)	0.29%	0.30%	0.32%	0.35%	0.35%	(D)

Investment Income Ratio (B)	—	—	—	—	0.04%	(E)

Total Return (C)	35.76%	0.48%	10.68%	8.73%	15.35%	(E)

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by PIMCO, the expense ratio would have been 0.50% in 2013 through 2014, 0.47% in 2015 and 0.45% in 2016 through 2017.
(G)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.50% in 2013 through 2014, 0.47% in 2015 and 0.45% in 2016 through 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

Tier 4 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$6.247	$5.621	$5.585	$4.951	$3.772

Unit value, end of year	$7.554	$6.247	$5.621	$5.585	$4.951

Units outstanding (000’s), beginning of year	15,369	15,362	15,370	15,570	15,134
Units Issued (000’s)	7,304	5,832	4,486	4,836	6,514
Units Redeemed (000’s)	(10,042)	(5,825)	(4,494)	(5,036)	(6,078)

Units Outstanding (000’s), end of year	12,631	15,369	15,362	15,370	15,570

Net Assets (000’s), end of year	$95,415	$96,013	$86,351	$85,850	$77,082

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.60%	1.76%	1.59%	1.53%	1.63%

Total Return (C)	20.92%	11.13%	0.64%	12.82%	31.24%

	Mutual of America Investment Corporation
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$17.645	$15.921	$16.023	$14.500	$11.042

Unit value, end of year	$20.944	$17.645	$15.921	$16.023	$14.500

Units outstanding (000’s), beginning of year	1,868	2,071	2,249	2,472	2,659
Units Issued (000’s)	686	573	410	553	699
Units Redeemed (000’s)	(1,276)	(776)	(588)	(776)	(886)

Units Outstanding (000’s), end of year	1,278	1,868	2,071	2,249	2,472

Net Assets (000’s), end of year	$26,777	$32,968	$32,969	$36,041	$35,845

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.23%	1.36%	1.35%	1.25%	1.40%

Total Return (C)	18.70%	10.82%	-0.63%	10.50%	31.32%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.417	$2.026	$2.109	$2.018	$1.569

Unit value, end of year	$2.602	$2.417	$2.026	$2.109	$2.018

Units outstanding (000’s), beginning of year	15,192	16,346	17,994	19,920	19,523
Units Issued (000’s)	5,640	4,651	3,380	4,441	7,072
Units Redeemed (000’s)	(10,376)	(5,805)	(5,028)	(6,367)	(6,675)

Units Outstanding (000’s), end of year	10,456	15,192	16,346	17,994	19,920

Net Assets (000’s), end of year	$27,203	$36,718	$33,110	$37,957	$40,191

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.56%	0.86%	0.83%	1.26%	1.59%

Total Return (C)	7.64%	19.32%	-3.98%	4.55%	28.55%

	Mutual of America Investment Corporation
	Small Cap Growth Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.164	$2.013	$2.075	$1.975	$1.407

Unit value, end of year	$2.663	$2.164	$2.013	$2.075	$1.975

Units outstanding (000’s), beginning of year	16,304	18,644	20,022	22,393	20,579
Units Issued (000’s)	6,833	4,973	4,833	6,041	9,193
Units Redeemed (000’s)	(11,126)	(7,313)	(6,211)	(8,412)	(7,379)

Units Outstanding (000’s), end of year	12,011	16,304	18,644	20,022	22,393

Net Assets (000’s), end of year	$31,985	$35,275	$37,539	$41,547	$44,221

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.02%	—	—	0.05%	—

Total Return (C)	23.08%	7.45%	-2.97%	5.08%	40.33%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.087	$1.807	$1.880	$1.662	$1.309

Unit value, end of year	$2.384	$2.087	$1.807	$1.880	$1.662

Units outstanding (000’s), beginning of year	4,711	5,050	5,333	4,661	4,028
Units Issued (000’s)	2,507	1,880	1,777	2,259	2,713
Units Redeemed (000’s)	(3,418)	(2,219)	(2,060)	(1,587)	(2,080)

Units Outstanding (000’s), end of year	3,800	4,711	5,050	5,333	4,661

Net Assets (000’s), end of year	$9,058	$9,830	$9,124	$10,029	$7,747

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.04%	1.30%	1.06%	0.80%	1.00%

Total Return (C)	14.23%	15.49%	-3.92%	13.15%	26.99%

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$4.425	$3.694	$3.806	$3.492	$2.637

Unit value, end of year	$5.104	$4.425	$3.694	$3.806	$3.492

Units outstanding (000’s), beginning of year	16,973	16,570	17,068	17,942	17,603
Units Issued (000’s)	7,661	6,408	4,799	5,260	8,272
Units Redeemed (000’s)	(11,311)	(6,005)	(5,297)	(6,134)	(7,933)

Units Outstanding (000’s), end of year	13,323	16,973	16,570	17,068	17,942

Net Assets (000’s), end of year	$68,002	$75,101	$61,202	$64,958	$62,655

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.10%	1.24%	1.12%	0.97%	1.04%

Total Return (C)	15.35%	19.79%	-2.95%	8.98%	32.42%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$9.933	$9.259	$9.241	$8.520	$7.366

Unit value, end of year	$11.194	$9.933	$9.259	$9.241	$8.520

Units outstanding (000’s), beginning of year	2,192	2,216	2,404	2,485	2,715
Units Issued (000’s)	902	648	538	576	864
Units Redeemed (000’s)	(1,442)	(672)	(726)	(657)	(1,094)

Units Outstanding (000’s), end of year	1,652	2,192	2,216	2,404	2,485

Net Assets (000’s), end of year	$18,496	$21,774	$20,519	$22,215	$21,172

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.04%	2.05%	2.09%	1.93%	2.07%

Total Return (C)	12.69%	7.28%	0.20%	8.46%	15.67%

	Mutual of America Investment Corporation
	International Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$0.889	$0.880	$0.891	$0.954	$0.796

Unit value, end of year	$1.101	$0.889	$0.880	$0.891	$0.954

Units outstanding (000’s), beginning of year	4,459	4,640	4,407	4,222	3,419
Units Issued (000’s)	3,827	2,201	1,781	1,616	2,252
Units Redeemed (000’s)	(2,815)	(2,382)	(1,548)	(1,431)	(1,449)

Units Outstanding (000’s), end of year	5,471	4,459	4,640	4,407	4,222

Net Assets (000’s), end of year	$6,022	$3,967	$4,083	$3,926	$4,026

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.16%	2.23%	2.63%	1.49%	2.04%

Total Return (C)	23.73%	1.08%	-1.22%	-6.59%	19.76%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Money Market Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.483	$2.494	$2.512	$2.530	$2.549

Unit value, end of year	$2.485	$2.483	$2.494	$2.512	$2.530

Units outstanding (000’s), beginning of year	2,976	3,204	4,149	4,629	4,873
Units Issued (000’s)	1,802	1,536	1,859	1,583	2,326
Units Redeemed (000’s)	(2,610)	(1,764)	(2,804)	(2,063)	(2,570)

Units Outstanding (000’s), end of year	2,168	2,976	3,204	4,149	4,629

Net Assets (000’s), end of year	$5,388	$7,388	$7,991	$10,421	$11,712

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.12%	—	—	—	—

Total Return (C)	0.10%	-0.46%	-0.70%	-0.73%	-0.76%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.528	$2.457	$2.457	$2.394	$2.422

Unit value, end of year	$2.572	$2.528	$2.457	$2.457	$2.394

Units outstanding (000’s), beginning of year	6,933	7,265	8,582	9,099	10,826
Units Issued (000’s)	3,513	2,850	1,974	2,891	4,120
Units Redeemed (000’s)	(4,586)	(3,182)	(3,291)	(3,408)	(5,847)

Units Outstanding (000’s), end of year	5,860	6,933	7,265	8,582	9,099

Net Assets (000’s), end of year	$15,070	$17,528	$17,851	$21,083	$21,783

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.14%	2.59%	2.28%	2.56%	2.78%

Total Return (C)	1.72%	2.89%	0.01%	2.62%	-1.14%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$6.642	$6.382	$6.399	$6.054	$6.147

Unit value, end of year	$6.842	$6.642	$6.382	$6.399	$6.054

Units outstanding (000’s), beginning of year	6,820	6,722	7,466	7,707	7,343
Units Issued (000’s)	3,208	2,775	2,055	2,496	4,452
Units Redeemed (000’s)	(4,299)	(2,677)	(2,799)	(2,737)	(4,088)

Units Outstanding (000’s), end of year	5,729	6,820	6,722	7,466	7,707

Net Assets (000’s), end of year	$39,195	$45,304	$42,899	$47,774	$46,660

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.70%	2.76%	3.08%	2.91%	2.95%

Total Return (C)	3.00%	4.08%	-0.26%	5.69%	-1.50%

	Mutual of America Investment Corporation
	Retirement Income Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.491	$1.413	$1.414	$1.335	$1.251

Unit value, end of year	$1.591	$1.491	$1.413	$1.414	$1.335

Units outstanding (000’s), beginning of year	4,336	3,881	3,922	3,406	2,916
Units Issued (000’s)	7,566	2,630	3,037	1,763	2,371
Units Redeemed (000’s)	(3,990)	(2,175)	(3,078)	(1,247)	(1,881)

Units Outstanding (000’s), end of year	7,912	4,336	3,881	3,922	3,406

Net Assets (000’s), end of year	$12,589	$6,464	$5,481	$5,545	$4,548

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.85%	2.12%	1.76%	1.63%	0.00%

Total Return (C)	6.71%	5.55%	-0.10%	5.88%	6.76%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.487	$1.400	$1.402	$1.319	$1.187

Unit value, end of year	$1.612	$1.487	$1.400	$1.402	$1.319

Units outstanding (000’s), beginning of year	1,565	2,170	2,570	2,087	1,988
Units Issued (000’s)	724	731	619	1,222	1,486
Units Redeemed (000’s)	(789)	(1,336)	(1,019)	(739)	(1,387)

Units Outstanding (000’s), end of year	1,500	1,565	2,170	2,570	2,087

Net Assets (000’s), end of year	$2,418	$2,327	$3,038	$3,605	$2,754

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.19%	2.27%	2.13%	1.93%	0.00%

Total Return (C)	8.41%	6.24%	-0.20%	6.31%	11.11%

	Mutual of America Investment Corporation
	2015 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.486	$1.388	$1.392	$1.307	$1.145

Unit value, end of year	$1.634	$1.486	$1.388	$1.392	$1.307

Units outstanding (000’s), beginning of year	12,718	13,332	13,797	12,429	11,983
Units Issued (000’s)	4,715	4,982	6,381	5,577	6,414
Units Redeemed (000’s)	(7,083)	(5,596)	(6,846)	(4,209)	(5,968)

Units Outstanding (000’s), end of year	10,350	12,718	13,332	13,797	12,429

Net Assets (000’s), end of year	$16,914	$18,898	$18,502	$19,210	$16,245

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.03%	2.32%	2.05%	1.83%	0.01%

Total Return (C)	9.98%	7.08%	-0.33%	6.53%	14.11%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2020 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.497	$1.387	$1.394	$1.306	$1.116

Unit value, end of year	$1.675	$1.497	$1.387	$1.394	$1.306

Units outstanding (000’s), beginning of year	39,926	36,826	33,029	26,321	22,804
Units Issued (000’s)	20,971	18,225	15,218	13,550	12,849
Units Redeemed (000’s)	(24,208)	(15,125)	(11,421)	(6,842)	(9,332)

Units Outstanding (000’s), end of year	36,689	39,926	36,826	33,029	26,321

Net Assets (000’s), end of year	$61,446	$59,785	$51,095	$46,039	$34,375

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.68%	1.92%	1.75%	1.38%	0.01%

Total Return (C)	11.85%	7.92%	-0.46%	6.73%	17.02%

	Mutual of America Investment Corporation
	2025 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.553	$1.423	$1.433	$1.334	$1.108

Unit value, end of year	$1.767	$1.553	$1.423	$1.433	$1.334

Units outstanding (000’s), beginning of year	46,677	38,021	33,956	27,083	16,731
Units Issued (000’s)	25,061	21,577	15,489	15,175	17,186
Units Redeemed (000’s)	(28,175)	(12,921)	(11,424)	(8,302)	(6,834)

Units Outstanding (000’s), end of year	43,563	46,677	38,021	33,956	27,083

Net Assets (000’s), end of year	$76,976	$72,505	$54,090	$48,646	$36,140

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.44%	1.72%	1.60%	1.20%	0.02%

Total Return (C)	13.76%	9.19%	-0.70%	7.36%	20.39%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2030 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.604	$1.457	$1.469	$1.363	$1.108

Unit value, end of year	$1.850	$1.604	$1.457	$1.469	$1.363

Units outstanding (000’s), beginning of year	38,155	33,205	26,645	21,668	14,561
Units Issued (000’s)	22,269	16,823	14,336	11,819	12,250
Units Redeemed (000’s)	(22,669)	(11,873)	(7,776)	(6,842)	(5,143)

Units Outstanding (000’s), end of year	37,755	38,155	33,205	26,645	21,668

Net Assets (000’s), end of year	$69,847	$61,209	$48,396	$39,154	$29,534

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.33%	1.65%	1.55%	1.15%	0.02%

Total Return (C)	15.32%	10.07%	-0.82%	7.81%	22.98%

	Mutual of America Investment Corporation
	2035 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.605	$1.449	$1.463	$1.360	$1.086

Unit value, end of year	$1.869	$1.605	$1.449	$1.463	$1.360

Units outstanding (000’s), beginning of year	32,296	29,082	24,934	17,745	12,486
Units Issued (000’s)	19,678	13,851	12,077	11,767	9,930
Units Redeemed (000’s)	(18,859)	(10,637)	(7,929)	(4,578)	(4,671)

Units Outstanding (000’s), end of year	33,115	32,296	29,082	24,934	17,745

Net Assets (000’s), end of year	$61,898	$51,839	$42,143	$36,484	$24,126

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.25%	1.54%	1.45%	1.05%	0.02%

Total Return (C)	16.45%	10.77%	-0.97%	7.62%	25.17%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.602	$1.443	$1.461	$1.364	$1.079

Unit value, end of year	$1.869	$1.602	$1.443	$1.461	$1.364

Units outstanding (000’s), beginning of year	26,692	23,292	20,906	15,018	11,139
Units Issued (000’s)	15,512	11,458	9,881	9,980	9,102
Units Redeemed (000’s)	(15,542)	(8,058)	(7,495)	(4,092)	(5,223)

Units Outstanding (000’s), end of year	26,662	26,692	23,292	20,906	15,018

Net Assets (000’s), end of year	$49,835	$42,752	$33,610	$30,542	$20,491

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.19%	1.48%	1.39%	1.04%	0.03%

Total Return (C)	16.69%	11.00%	-1.23%	7.07%	26.44%

	Mutual of America Investment Corporation
	2045 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.587	$1.429	$1.448	$1.356	$1.069

Unit value, end of year	$1.855	$1.587	$1.429	$1.448	$1.356

Units outstanding (000’s), beginning of year	32,421	29,561	26,893	21,633	15,539
Units Issued (000’s)	19,259	13,135	11,301	11,235	12,045
Units Redeemed (000’s)	(20,120)	(10,275)	(8,633)	(5,975)	(5,951)

Units Outstanding (000’s), end of year	31,560	32,421	29,561	26,893	21,633

Net Assets (000’s), end of year	$58,545	$51,441	$42,247	$38,932	$29,344

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.19%	1.49%	1.41%	1.02%	0.03%

Total Return (C)	16.92%	11.02%	-1.28%	6.72%	26.94%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2050 Retirement Fund					2055 Retirement Fund(2)
	Years Ended December 31,					Year Ended December 31, 2017	Period Ended December 31, 2016(1)
Selected Per Unit and Supplementary Data:	2017	2016	2015	2014	2013
Unit value, beginning of year/period	$1.513	$1.362	$1.380	$1.295	$1.017	$1.038	$1.000

Unit value, end of year/period	$1.773	$1.513	$1.362	$1.380	$1.295	$1.218	$1.038

Units outstanding (000’s), beginning of year/period	16,730	10,233	5,263	1,790	103	255	—
Units Issued (000’s)	14,995	11,028	7,237	4,532	2,438	4,860	303
Units Redeemed (000’s)	(12,177)	(4,531)	(2,267)	(1,059)	(751)	(989)	(48)

Units Outstanding (000’s), end of year/period	19,548	16,730	10,233	5,263	1,790	4,126	255

Net Assets (000’s), end of year/period	$34,651	$25,312	$13,933	$7,262	$2,319	$5,025	$265

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	(D)

Investment Income Ratio (B)	0.96%	1.07%	0.83%	0.15%	0.04%	—	—

Total Return (C)	17.16%	11.12%	-1.32%	6.52%	27.41%	17.28%	3.85%	(E)

	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.876	$1.769	$1.772	$1.671	$1.566

Unit value, end of year	$2.032	$1.876	$1.769	$1.772	$1.671

Units outstanding (000’s), beginning of year	9,594	9,906	9,729	9,530	7,760
Units Issued (000’s)	5,275	4,132	4,416	3,821	5,417
Units Redeemed (000’s)	(6,465)	(4,444)	(4,239)	(3,622)	(3,647)

Units Outstanding (000’s), end of year	8,404	9,594	9,906	9,729	9,530

Net Assets (000’s), end of year	$17,072	$18,003	$17,522	$17,235	$15,928

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.12%	2.32%	2.07%	2.14%	0.04%

Total Return (C)	8.27%	6.08%	-0.16%	5.99%	6.71%

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	2055 Retirement Fund commenced operations on October 1, 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Moderate Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.333	$2.152	$2.161	$2.018	$1.755

Unit value, end of year	$2.638	$2.333	$2.152	$2.161	$2.018

Units outstanding (000’s), beginning of year	21,092	21,965	21,927	21,272	19,421
Units Issued (000’s)	9,737	7,276	6,183	7,439	9,920
Units Redeemed (000’s)	(13,963)	(8,149)	(6,145)	(6,784)	(8,069)

Units Outstanding (000’s), end of year	16,866	21,092	21,965	21,927	21,272

Net Assets (000’s), end of year	$44,487	$49,214	$47,266	$47,390	$42,938

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.86%	2.17%	2.04%	1.82%	0.02%

Total Return (C)	13.04%	8.43%	-0.44%	7.08%	14.99%

	Mutual of America Investment Corporation
	Aggressive Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.724	$2.472	$2.496	$2.332	$1.889

Unit value, end of year	$3.158	$2.724	$2.472	$2.496	$2.332

Units outstanding (000’s), beginning of year	14,021	15,927	16,519	16,495	14,372
Units Issued (000’s)	6,300	4,344	3,972	5,256	7,140
Units Redeemed (000’s)	(8,823)	(6,250)	(4,564)	(5,232)	(5,017)

Units Outstanding (000’s), end of year	11,498	14,021	15,927	16,519	16,495

Net Assets (000’s), end of year	$36,317	$38,196	$39,370	$41,237	$38,474

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.57.0%	1.99%	1.83%	1.55%	0.03%

Total Return (C)	15.94%	10.20%	-0.97%	7.03%	23.46%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Fidelity
	VIP Equity-Income Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$75.517	$64.306	$67.288	$62.200	$48.782

Unit value, end of year	$84.838	$75.517	$64.306	$67.288	$62.200

Units outstanding (000’s), beginning of year	629	673	755	818	778
Units Issued (000’s)	247	210	150	202	320
Units Redeemed (000’s)	(409)	(254)	(232)	(265)	(280)

Units Outstanding (000’s), end of year	467	629	673	755	818

Net Assets (000’s), end of year	$39,581	$47,519	$43,307	$50,779	$50,903

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.67%	2.38%	3.10%	2.83%	2.56%

Total Return (C)	12.34%	17.43%	-4.43%	8.18%	27.51%

	Fidelity
	VIP Asset Manager Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$47.084	$45.899	$46.065	$43.741	$37.994

Unit value, end of year	$53.465	$47.084	$45.899	$46.065	$43.741

Units outstanding (000’s), beginning of year	472	568	612	584	589
Units Issued (000’s)	180	141	141	194	252
Units Redeemed (000’s)	(299)	(237)	(185)	(166)	(257)

Units Outstanding (000’s), end of year	353	472	568	612	584

Net Assets (000’s), end of year	$18,871	$22,238	$26,086	$28,171	$25,542

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	1.88%	1.45%	1.56%	1.53%	1.59%

Total Return (C)	13.55%	2.58%	-0.36%	5.31%	15.13%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Fidelity
	VIP Contrafund Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$81.809	$76.143	$75.980	$68.209	$52.215

Unit value, end of year	$99.218	$81.809	$76.143	$75.980	$68.209

Units outstanding (000’s), beginning of year	1,262	1,460	1,601	1,694	1,737
Units Issued (000’s)	480	347	299	400	575
Units Redeemed (000’s)	(812)	(545)	(440)	(493)	(618)

Units Outstanding (000’s), end of year	930	1,262	1,460	1,601	1,694

Net Assets (000’s), end of year	$92,287	$103,255	$111,138	$121,642	$115,575

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.99%	0.79%	1.02%	0.97%	1.09%

Total Return (C)	21.28%	7.44%	0.21%	11.39%	30.63%

	Fidelity
	VIP Mid Cap Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$78.054	$69.891	$71.223	$67.344	$49.683

Unit value, end of year	$93.835	$78.054	$69.891	$71.223	$67.344

Units outstanding (000’s), beginning of year	409	453	489	508	492
Units Issued (000’s)	174	130	110	164	222
Units Redeemed (000’s)	(263)	(174)	(146)	(183)	(206)

Units Outstanding (000’s), end of year	320	409	453	489	508

Net Assets (000’s), end of year	$29,985	$31,948	$31,690	$34,822	$34,234

Expense Ratio (A)(D)	0.50%	0.50%	0.50%	0.50%	0.50%

Investment Income Ratio (B)	0.70%	0.50%	0.49%	0.25%	0.54%

Total Return (C)	20.22%	11.68%	-1.87%	5.76%	35.55%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard
	VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$27.981	$24.938	$25.698	$23.539	$18.299

Unit value, end of year	$31.476	$27.981	$24.938	$25.698	$23.539

Units outstanding (000’s), beginning of year	1,165	1,235	1,289	1,264	1,105
Units Issued (000’s)	517	467	355	502	596
Units Redeemed (000’s)	(814)	(537)	(409)	(477)	(437)

Units Outstanding (000’s), end of year	868	1,165	1,235	1,289	1,264

Net Assets (000’s), end of year	$27,324	$32,606	$30,780	$33,124	$29,751

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.77%	2.66%	2.56%	2.07%	2.08%

Total Return (C)	12.49%	12.20%	-2.96%	9.17%	28.63%

	Vanguard
	VIF International Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$26.866	$26.520	$26.892	$28.798	$23.480

Unit value, end of year	$38.103	$26.866	$26.520	$26.892	$28.798

Units outstanding (000’s), beginning of year	1,655	1,840	1,980	2,086	1,470
Units Issued (000’s)	692	512	436	536	1,339
Units Redeemed (000’s)	(1,097)	(697)	(576)	(642)	(723)

Units Outstanding (000’s), end of year	1,250	1,655	1,840	1,980	2,086

Net Assets (000’s), end of year	$47,642	$44,461	$48,816	$53,256	$60,062

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.06%	1.44%	1.86%	1.45%	1.53%

Total Return (C)	41.83%	1.30%	-1.38%	-6.62%	22.65%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard
	VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$16.751	$15.551	$15.304	$11.833	$12.330

Unit value, end of year/period	$17.446	$16.751	$15.551	$15.304	$11.833

Units outstanding (000’s), beginning of year/period	625	503	454	53	—
Units Issued (000’s)	313	481	445	528	56
Units Redeemed (000’s)	(449)	(359)	(396)	(127)	(3)

Units Outstanding (000’s), end of year/period	489	625	503	454	53

Net Assets (000’s), end of year/period	$8,533	$10,463	$7,816	$6,944	$632

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%	(D)

Investment Income Ratio (B)	2.57%	2.08%	2.09%	1.28%	—

Total Return (C)	4.15%	7.71%	1.62%	29.33%	-4.03%	(E)

	American Century
	VP Capital Appreciation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$42.284	$41.099	$40.459	$37.543	$28.778

Unit value, end of year	$51.357	$42.284	$41.099	$40.459	$37.543

Units outstanding (000’s), beginning of year	1,042	1,236	1,283	1,364	1,364
Units Issued (000’s)	456	321	341	392	536
Units Redeemed (000’s)	(728)	(515)	(388)	(473)	(536)

Units Outstanding (000’s), end of year	770	1,042	1,236	1,283	1,364

Net Assets (000’s), end of year	$39,539	$44,075	$50,788	$51,895	$51,195

Expense Ratio (A)(F)	0.41%	0.35%	0.35%	0.35%	0.35%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	21.46%	2.88%	1.58%	7.77%	30.46%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by American Century, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	American Funds
	New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$23.542	$22.428	$23.250	$25.325	$23.490

Unit value, end of year/period	$30.358	$23.542	$22.428	$23.250	$25.325

Units outstanding (000’s), beginning of year/period	65	61	47	10	—
Units Issued (000’s)	51	30	34	53	10
Units Redeemed (000’s)	(35)	(26)	(20)	(16)	—	(F)

Units Outstanding (000’s), end of year/period	81	65	61	47	10

Net Assets (000’s), end of year/period	$2,451	$1,520	$1,371	$1,082	$248

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%	(D)

Investment Income Ratio (B)	1.35%	1.19%	0.90%	1.71%	2.03%	(E)

Total Return (C)	28.95%	4.97%	-3.53%	-8.19%	7.81%	(E)

	Calvert
	VP SRI Balanced Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$5.520	$5.148	$5.295	$4.861	$4.143

Unit value, end of year	$6.146	$5.520	$5.148	$5.295	$4.861

Units outstanding (000’s), beginning of year	3,397	3,585	3,935	3,765	3,387
Units Issued (000’s)	1,593	941	818	1,177	1,520
Units Redeemed (000’s)	(1,898)	(1,129)	(1,168)	(1,007)	(1,142)

Units Outstanding (000’s), end of year	3,092	3,397	3,585	3,935	3,765

Net Assets (000’s), end of year	$19,005	$18,753	$18,458	$20,837	$18,299

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	2.01%	1.86%	0.12%	1.59%	1.08%

Total Return (C)	11.34%	7.22%	-2.77%	8.94%	17.31%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Less than 500 units.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Deutsche
	Capital Growth VIP
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$76.401	$73.727	$68.283	$60.807	$45.430

Unit value, end of year	$95.922	$76.401	$73.727	$68.283	$60.807

Units outstanding (000’s), beginning of year	534	635	658	719	754
Units Issued (000’s)	229	166	154	136	214
Units Redeemed (000’s)	(357)	(267)	(177)	(197)	(249)

Units Outstanding (000’s), end of year	406	534	635	658	719

Net Assets (000’s), end of year	$38,965	$40,773	$46,816	$44,946	$43,700

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	0.71%	0.82%	0.69%	0.62%	1.26%

Total Return (C)	25.55%	3.63%	7.97%	12.29%	33.85%

	Oppenheimer
	Main Street Fund/VA
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$44.235	$39.868	$38.815	$35.276	$26.929

Unit value, end of year	$51.409	$44.235	$39.868	$38.815	$35.276

Units outstanding (000’s), beginning of year	219	213	201	188	173
Units Issued (000’s)	102	91	80	77	105
Units Redeemed (000’s)	(150)	(85)	(68)	(64)	(90)

Units Outstanding (000’s), end of year	171	219	213	201	188

Net Assets (000’s), end of year	$8,801	$9,682	$8,483	$7,783	$6,623

Expense Ratio (A)	0.60%	0.60%	0.60%	0.60%	0.60%

Investment Income Ratio (B)	1.26%	1.10%	0.92%	0.81%	1.08%

Total Return (C)	16.22%	10.95%	2.71%	10.03%	30.99%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	PIMCO VIT Real Return Portfolio
	Years Ended December 31,				Period Ended December 31, 2013(1)
Selected Per Unit and Supplementary Data:	2017	2016	2015	2014
Unit value, beginning of year/period	$13.408	$12.829	$13.239	$12.908	$13.220

Unit value, end of year/period	$13.858	$13.408	$12.829	$13.239	$12.908

Units outstanding (000’s), beginning of year/period	262	247	204	48	—
Units Issued (000’s)	177	137	167	219	50
Units Redeemed (000’s)	(194)	(122)	(124)	(63)	(2)

Units Outstanding (000’s), end of year/period	245	262	247	204	48

Net Assets (000’s), end of year/period	$3,390	$3,506	$3,169	$2,706	$616

Expense Ratio (A)(F)	0.50%	0.50%	0.50%	0.50%	0.50%	(D)

Investment Income Ratio (B)	2.53%	2.47%	4.27%	1.36%	2.85%	(E)

Total Return (C)	3.36%	4.51%	-3.10%	2.57%	-2.36%	(E)

	T. Rowe Price
	Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$22.809	$22.734	$20.566	$18.933	$16.420

Unit value, end of year/period	$30.918	$22.809	$22.734	$20.566	$18.933

Units outstanding (000’s), beginning of year/period	526	553	200	44	—
Units Issued (000’s)	743	372	470	203	47
Units Redeemed (000’s)	(478)	(399)	(117)	(47)	(3)

Units Outstanding (000’s), end of year/period	791	526	553	200	44

Net Assets (000’s), end of year/period	$24,450	$11,990	$12,580	$4,115	$834

Expense Ratio (A)(G)	0.44%	0.45%	0.45%	0.45%	0.45%	(D)

Investment Income Ratio (B)	—	—	—	—	0.04%	(E)

Total Return (C)	35.55%	0.33%	10.54%	8.63%	15.31%	(E)

(1)	For the Period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by PIMCO, the expense ratio would have been 0.60%.
(G)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 0.60%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

Tier 5 Reduced Fee Units*

	Mutual of America Investment Corporation
	Equity Index Fund(2)	All America Fund(2)	Small Cap Value Fund(2)	Small Cap Growth Fund(2)	Mid Cap Value Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of year	$5.889	$16.633	$2.279	$2.040	$1.967

Unit value, end of year	$7.087	$19.649	$2.441	$2.499	$2.236

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	6,759	744	5,164	6,267	2,056
Units Redeemed (000’s)(1)	(1,054)	(102)	(915)	(1,015)	(304)

Units Outstanding (000’s), end of period(1)	5,705	642	4,249	5,252	1,752

Net Assets (000’s), end of period	$40,433	$12.607	$10,371	$13,123	$3,918

Expense Ratio (A)	1.07%	1.07%	1.07%	1.07%	1.07%

Investment Income Ratio (B)	1.60%	1.23%	0.56%	0.02%	1.04%

Total Return (C)	20.35%	18.13%	7.13%	22.50%	13.69%

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(2)	Composite Fund(2)	International Fund(2)	Money Market Fund(2)	Mid-Term Bond Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of year	$4.171	$9.362	$0.846	$2.340	$2.382

Unit value, end of year	$4.789	$10.499	$1.042	$2.331	$2.411

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	6,575	914	2,249	1,935	3,086
Units Redeemed (000’s)(1)	(1,161)	(87)	(542)	(287)	(496)

Units Outstanding (000’s), end of period(1)	5,414	827	1,707	1,648	2,590

Net Assets (000’s), end of period	$25,927	$8,682	$1,779	$3,842	$6,245

Expense Ratio (A)	1.07%	1.07%	1.07%	1.07%	1.07%

Investment Income Ratio (B)	1.10%	2.04%	2.16%	0.12%	2.14%

Total Return (C)	14.80%	12.15%	23.14%	-0.38%	1.22%

*	Includes 401(k) Plans.
(1)	Unit activity for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Bond Fund(2)	Retirement Income Fund(2)	2010 Retirement Fund(2)	2015 Retirement Fund(2)	2020 Retirement Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of year	$6.258	$1.419	$1.415	$1.414	$1.425

Unit value, end of year	$6.415	$1.507	$1.527	$1.548	$1.586

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	2,597	3,425	992	5,797	21,467
Units Redeemed (000’s)(1)	(433)	(404)	(115)	(837)	(4,238)

Units Outstanding (000’s), end of period(1)	2,164	3,021	877	4,960	17,229

Net Assets (000’s), end of period	$13,885	$4,552	$1,339	$7,677	$27,330

Expense Ratio (A)	1.07%	1.07%	1.07%	1.07%	1.07%

Investment Income Ratio (B)	2.70%	1.85%	2.19%	2.03%	1.68%

Total Return (C)	2.50%	6.20%	7.89%	9.45%	11.31%

	Mutual of America Investment Corporation
	2025 Retirement Fund(2)	2030 Retirement Fund(2)	2035 Retirement Fund(2)	2040 Retirement Fund(2)	2045 Retirement Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of year	$1.478	$1.527	$1.528	$1.524	$1.510

Unit value, end of year	$1.674	$1.752	$1.770	$1.770	$1.757

Units outstanding (000’s), beginning of period(1)	—	—	—	—	—
Units Issued (000’s)(1)	21,900	19,930	18,604	13,708	14,957
Units Redeemed (000’s)(1)	(3,124)	(2,524)	(3,141)	(1,787)	(2,097)

Units Outstanding (000’s), end of period(1)	18,776	17,406	15,463	11,921	12,860

Net Assets (000’s), end of period	$31,422	$30,499	$27,376	$21,104	$22,596

Expense Ratio (A)	1.07%	1.07%	1.07%	1.07%	1.07%

Investment Income Ratio (B)	1.44%	1.33%	1.25%	1.19%	1.19%

Total Return (C)	13.21%	14.77%	15.89%	16.13%	16.36%

(1)	Unit activity for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2050 Retirement Fund(2)		2055 Retirement Fund(2)		Conservative Allocation Fund(2)		Moderate Allocation Fund(2)		Aggressive Allocation Fund(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017		2017		2017		2017		2017
Unit value, beginning of year	$1.475		$1.037		$1.768		$2.199		$2.568

Unit value, end of year	$1.720		$1.210		$1.905		$2.474		$2.963

Units outstanding (000’s), beginning of period(1)	—		—		—		—		—
Units Issued (000’s)(1)	9,758		1,741		5,371		11,346		6,929
Units Redeemed (000’s)(1)	(1,109)		(402)		(1,119)		(1,568)		(1,151)

Units Outstanding (000’s), end of period(1)	8,649		1,339		4,252		9,778		5,778

Net Assets (000’s), end of period	$14,872		$1,621		$8,099		$24,189		$17,118

Expense Ratio (A)	1.07%		1.07%		1.07%		1.07%		1.07%

Investment Income Ratio (B)	0.96%		—		2.12%		1.86%		1.57%

Total Return (C)	16.60%		16.72%		7.75%		12.50%		15.39%

	Fidelity								Vanguard
	VIP Equity-Income Portfolio(2)		VIP Asset Manager Portfolio(2)		VIP Contrafund Portfolio(2)		VIP Mid Cap Portfolio(2)		VIF Diversified Value Portfolio(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017		2017		2017		2017		2017
Unit value, beginning of year	$71.207		$44.395		$77.138		$73.600		$26.378

Unit value, end of year	$79.613		$50.168		$93.106		$88.057		$29.530

Units outstanding (000’s), beginning of period(1)	—		—		—		—		—
Units Issued (000’s)(1)	236		219		445		170		470
Units Redeemed (000’s)(1)	(41)		(42)		(63)		(31)		(92)

Units Outstanding (000’s), end of period(1)	195		177		382		139		378

Net Assets (000’s), end of period	$15,562		$8,875		$35,590		$12,274		$11,168

Expense Ratio (A)	0.97%	(D)	0.97%	(D)	0.97%	(D)	0.97%	(D)	1.07%

Investment Income Ratio (B)	1.67%		1.88%		0.99%		0.70%		2.77%

Total Return (C)	11.81%		13.00%		20.70%		19.64%		11.95%

(1)	Unit activity for the period July1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.07%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard		American Century		American Funds		Calvert
	VIF International Portfolio(2)	VIF REIT Index Portfolio(2)	VP Capital Appreciation Fund(2)		New World Fund(2)		VP SRI Balanced Portfolio(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017		2017		2017
Unit value, beginning of year	$25.326	$16.414	$39.875		$23.067		$5.203

Unit value, end of year	$35.749	$17.014	$48.200		$29.605		$5.765

Units outstanding (000’s), beginning of period(1)	—	—	—		—		—
Units Issued (000’s)(1)	674	235	399		24		1,861
Units Redeemed (000’s)(1)	(98)	(66)	(66)		(4)		(344)

Units Outstanding (000’s), end of period(1)	576	169	333		20		1,517

Net Assets (000’s), end of period	$20,588	$2,882	$16,033		$589		$8,747

Expense Ratio (A)	1.07%	1.07%	0.88%	(D)	1.07%		1.07%

Investment Income Ratio (B)	1.06%	2.57%	—		1.35%		2.01%

Total Return (C)	41.15%	3.66%	20.88%		28.34%		10.80%

	Deutsche	Oppenheimer	PIMCO		T. Rowe Price
	Capital Growth VIP(2)	Main Street Fund/VA(2)	VIT Real Return Portfolio(2)		Blue Chip Growth Portfolio(2)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017		2017
Unit value, beginning of year	$72.023	$41.699	$13.134		$22.351

Unit value, end of year	$89.993	$48.230	$13.510		$30.153

Units outstanding (000’s), beginning of period(1)	—	—	—		—
Units Issued (000’s)(1)	197	87	108		381
Units Redeemed (000’s)(1)	(31)	(16)	(23)		(64)

Units Outstanding (000’s), end of period(1)	166	71	85		317

Net Assets (000’s), end of period	$14,980	$3,440	$1,145		$9,558

Expense Ratio (A)	1.07%	1.07%	0.97%	(E)	0.92%	(F)

Investment Income Ratio (B)	0.71%	1.26%	2.53%		—

Total Return (C)	24.95%	15.66%	2.86%		34.91%

(1)	Unit activity for the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.
(2)

Prior to July 1, 2017, participants in Tier 5 Reduced Fee held units of Standard. The equivalent prior year history for the years or period ending in 2013 through 2016, as applicable, are not included here. They appear in the section of the Financial Highlights under Standard Units for the Fund.

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by American Century, the expense ratio would have been 1.07%.
(E)	Absent reimbursement by PIMCO, the expense ratio would have been 1.07%.
(F)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.07%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

Standard Units*

	Mutual of America Investment Corporation
	Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$5.889	$5.331	$5.330	$4.753	$3.643

Unit value, end of year	$7.073	$5.889	$5.331	$5.330	$4.753

Units outstanding (000’s), beginning of year	31,834	53,148	57,445	55,789	59,193
Units Issued (000’s)	3,448	9,752	10,649	12,738	10,977
Units Redeemed (000’s)	(26,792)	(31,066)	(14,946)	(11,082)	(14,381)

Units Outstanding (000’s), end of year	8,490	31,834	53,148	57,445	55,789

Net Assets (000’s), end of year	$60,054	$187,473	$283,348	$306,153	$265,139

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.60%	1.76%	1.59%	1.53%	1.63%

Total Return (C)	20.11%	10.46%	0.03%	12.14%	30.46%

	Mutual of America Investment Corporation
	All America Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$16.633	$15.100	$15.288	$13.919	$10.663

Unit value, end of year	$19.610	$16.633	$15.100	$15.288	$13.919

Units outstanding (000’s), beginning of year	5,622	9,653	10,455	11,577	12,478
Units Issued (000’s)	291	625	939	933	1,294
Units Redeemed (000’s)	(4,789)	(4,656)	(1,741)	(2,055)	(2,195)

Units Outstanding (000’s), end of year	1,124	5,622	9,653	10,455	11,577

Net Assets (000’s), end of year	$22,047	$93,508	$145,762	$159,836	$161,137

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.23%	1.36%	1.35%	1.25%	1.40%

Total Return (C)	17.90%	10.16%	-1.23%	9.83%	30.53%

*	Includes 401(k) Plans.

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Small Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.279	$1.921	$2.013	$1.937	$1.516

Unit value, end of year	$2.436	$2.279	$1.921	$2.013	$1.937

Units outstanding (000’s), beginning of year	30,421	48,899	52,895	60,755	65,627
Units Issued (000’s)	3,274	5,179	6,114	5,698	9,887
Units Redeemed (000’s)	(25,809)	(23,657)	(10,110)	(13,558)	(14,759)

Units Outstanding (000’s), end of year	7,886	30,421	48,899	52,895	60,755

Net Assets (000’s), end of year	$19,211	$69,317	$93,945	$106,473	$117,683

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.56%	0.86%	0.83%	1.26%	1.59%

Total Return (C)	6.91%	18.60%	-4.56%	3.92%	27.79%

	Mutual of America Investment Corporation
	Small Cap Growth Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.040	$1.910	$1.980	$1.896	$1.359

Unit value, end of year	$2.494	$2.040	$1.910	$1.980	$1.896

Units outstanding (000’s), beginning of year	34,526	58,519	59,683	73,999	70,509
Units Issued (000’s)	3,749	5,537	14,510	9,714	22,448
Units Redeemed (000’s)	(28,343)	(29,530)	(15,674)	(24,030)	(18,958)

Units Outstanding (000’s), end of year	9,932	34,526	58,519	59,683	73,999

Net Assets (000’s), end of year	$24,768	$70,428	$111,758	$118,177	$140,289

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.02%	—	—	0.05%	—

Total Return (C)	22.25%	6.81%	-3.55%	4.45%	39.49%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Mid Cap Value Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.967	$1.714	$1.794	$1.596	$1.264

Unit value, end of year	$2.232	$1.967	$1.714	$1.794	$1.596

Units outstanding (000’s), beginning of year	9,510	15,486	18,280	15,364	14,987
Units Issued (000’s)	1,552	3,546	4,109	9,251	5,650
Units Redeemed (000’s)	(8,180)	(9,522)	(6,903)	(6,335)	(5,273)

Units Outstanding (000’s), end of year	2,882	9,510	15,486	18,280	15,364

Net Assets (000’s), end of year	$6,433	$18,707	$26,537	$32,800	$24,514

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.04%	1.30%	1.06%	0.80%	1.00%

Total Return (C)	13.46%	14.79%	-4.50%	12.46%	26.23%

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$4.171	$3.503	$3.632	$3.352	$2.547

Unit value, end of year	$4.779	$4.171	$3.503	$3.632	$3.352

Units outstanding (000’s), beginning of year	33,482	58,446	63,510	69,280	66,532
Units Issued (000’s)	3,664	12,480	11,162	10,765	23,986
Units Redeemed (000’s)	(28,221)	(37,444)	(16,226)	(16,535)	(21,238)

Units Outstanding (000’s), end of year	8,925	33,482	58,446	63,510	69,280

Net Assets (000’s), end of year	$42,656	$139,671	$204,755	$230,640	$232,260

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.10%	1.24%	1.12%	0.97%	1.04%

Total Return (C)	14.57%	19.07%	-3.53%	8.33%	31.63%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Composite Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$9.362	$8.780	$8.816	$8.178	$7.113

Unit value, end of year	$10.478	$9.362	$8.780	$8.816	$8.178

Units outstanding (000’s), beginning of year	6,487	10,951	11,632	12,383	13,626
Units Issued (000’s)	396	887	1,139	841	1,327
Units Redeemed (000’s)	(5,536)	(5,351)	(1,820)	(1,592)	(2,570)

Units Outstanding (000’s), end of year	1,347	6,487	10,951	11,632	12,383

Net Assets (000’s), end of year	$14,116	$60,732	$96,147	$102,547	$101,268

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.04%	2.05%	2.09%	1.93%	2.07%

Total Return (C)	11.93%	6.63%	-0.41%	7.80%	14.97%

	Mutual of America Investment Corporation
	International Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$0.846	$0.842	$0.858	$0.924	$0.776

Unit value, end of year	$1.040	$0.846	$0.842	$0.858	$0.924

Units outstanding (000’s), beginning of year	7,235	9,614	8,706	9,019	9,256
Units Issued (000’s)	1,498	2,623	3,212	2,354	3,295
Units Redeemed (000’s)	(6,114)	(5,002)	(2,304)	(2,667)	(3,532)

Units Outstanding (000’s), end of year	2,619	7,235	9,614	8,706	9,019

Net Assets (000’s), end of year	$2,724	$6,124	$8,099	$7,470	$8,334

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.16%	2.23%	2.63%	1.49%	2.04%

Total Return (C)	22.89%	0.48%	-1.81%	-7.15%	19.05%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Money Market Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.340	$2.365	$2.396	$2.429	$2.462

Unit value, end of year	$2.326	$2.340	$2.365	$2.396	$2.429

Units outstanding (000’s), beginning of year	7,992	9,755	11,341	12,778	15,265
Units Issued (000’s)	1,289	2,374	2,583	2,653	4,175
Units Redeemed (000’s)	(6,692)	(4,137)	(4,169)	(4,090)	(6,662)

Units Outstanding (000’s), end of year	2,589	7,992	9,755	11,341	12,778

Net Assets (000’s), end of year	$6,022	$18,698	$23,067	$27,173	$31,034

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.12%	—	—	—	—

Total Return (C)	-0.58%	-1.06%	-1.31%	-1.34%	-1.35%

	Mutual of America Investment Corporation
	Mid-Term Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.382	$2.329	$2.343	$2.297	$2.338

Unit value, end of year	$2.406	$2.382	$2.329	$2.343	$2.297

Units outstanding (000’s), beginning of year	13,855	23,061	24,803	27,517	33,149
Units Issued (000’s)	1,699	3,893	4,759	4,104	5,503
Units Redeemed (000’s)	(11,506)	(13,099)	(6,501)	(6,818)	(11,135)

Units Outstanding (000’s), end of year	4,048	13,855	23,061	24,803	27,517

Net Assets (000’s), end of year	$9,739	$33,000	$53,712	$58,116	$63,219

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.14%	2.59%	2.28%	2.56%	2.78%

Total Return (C)	1.02%	2.27%	-0.60%	1.99%	-1.74%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Bond Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$6.258	$6.050	$6.103	$5.810	$5.935

Unit value, end of year	$6.402	$6.258	$6.050	$6.103	$5.810

Units outstanding (000’s), beginning of year	12,112	19,149	20,888	21,938	23,438
Units Issued (000’s)	1,194	4,053	3,635	4,088	8,512
Units Redeemed (000’s)	(9,996)	(11,090)	(5,374)	(5,138)	(10,012)

Units Outstanding (000’s), end of year	3,310	12,112	19,149	20,888	21,938

Net Assets (000’s), end of year	$21,194	$75,803	$115,846	$127,482	$127,463

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.70%	2.76%	3.08%	2.91%	2.95%

Total Return (C)	2.30%	3.45%	-0.87%	5.04%	-2.10%

	Mutual of America Investment Corporation
	Retirement Income Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.419	$1.352	$1.362	$1.294	$1.220

Unit value, end of year	$1.504	$1.419	$1.352	$1.362	$1.294

Units outstanding (000’s), beginning of year	7,316	11,481	10,750	9,177	8,962
Units Issued (000’s)	2,524	4,715	5,704	5,433	4,937
Units Redeemed (000’s)	(7,489)	(8,880)	(4,973)	(3,860)	(4,722)

Units Outstanding (000’s), end of year	2,351	7,316	11,481	10,750	9,177

Net Assets (000’s), end of year	$3,535	$10,380	$15,526	$14,642	$11,877

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.85%	2.12%	1.76%	1.63%	0.00%

Total Return (C)	5.98%	4.91%	-0.71%	5.23%	6.13%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2010 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.415	$1.340	$1.351	$1.279	$1.158

Unit value, end of year	$1.524	$1.415	$1.340	$1.351	$1.279

Units outstanding (000’s), beginning of year	2,482	6,188	6,133	6,527	7,087
Units Issued (000’s)	655	1,537	1,712	1,628	2,539
Units Redeemed (000’s)	(2,542)	(5,243)	(1,657)	(2,022)	(3,099)

Units Outstanding (000’s), end of year	595	2,482	6,188	6,133	6,527

Net Assets (000’s), end of year	$906	$3,511	$8,292	$8,285	$8,346

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.19%	2.27%	2.13%	1.93%	0.00%

Total Return (C)	7.67%	5.59%	-0.80%	5.65%	10.46%

	Mutual of America Investment Corporation
	2015 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.414	$1.329	$1.341	$1.267	$1.117

Unit value, end of year	$1.545	$1.414	$1.329	$1.341	$1.267

Units outstanding (000’s), beginning of year	15,943	35,223	36,928	37,589	39,009
Units Issued (000’s)	3,240	7,171	10,621	11,203	15,347
Units Redeemed (000’s)	(14,412)	(26,451)	(12,326)	(11,864)	(16,767)

Units Outstanding (000’s), end of year	4,771	15,943	35,223	36,928	37,589

Net Assets (000’s), end of year	$7,370	$22,545	$46,800	$49,526	$47,616

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.03%	2.32%	2.05%	1.83%	0.01%

Total Return (C)	9.23%	6.43%	-0.93%	5.88%	13.44%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2020 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.425	$1.328	$1.343	$1.266	$1.088

Unit value, end of year	$1.583	$1.425	$1.328	$1.343	$1.266

Units outstanding (000’s), beginning of year	50,676	77,960	69,565	64,446	52,040
Units Issued (000’s)	10,746	23,118	29,664	25,163	27,831
Units Redeemed (000’s)	(44,941)	(50,402)	(21,269)	(20,044)	(15,425)

Units Outstanding (000’s), end of year	16,481	50,676	77,960	69,565	64,446

Net Assets (000’s), end of year	$26,090	$72,216	$103,569	$93,409	$81,575

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.68%	1.92%	1.75%	1.38%	0.01%

Total Return (C)	11.09%	7.27%	-1.06%	6.08%	16.33%

	Mutual of America Investment Corporation
	2025 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.478	$1.362	$1.380	$1.293	$1.081

Unit value, end of year	$1.670	$1.478	$1.362	$1.380	$1.293

Units outstanding (000’s), beginning of year	57,910	78,228	67,887	63,819	53,778
Units Issued (000’s)	13,828	26,576	26,487	20,965	26,822
Units Redeemed (000’s)	(48,759)	(46,894)	(16,146)	(16,897)	(16,781)

Units Outstanding (000’s), end of year	22,979	57,910	78,228	67,887	63,819

Net Assets (000’s), end of year	$38,380	$85,607	$106,557	$93,687	$82,537

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.44%	1.72%	1.60%	1.20%	0.02%

Total Return (C)	12.98%	8.53%	-1.30%	6.71%	19.68%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2030 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.527	$1.396	$1.416	$1.321	$1.081

Unit value, end of year	$1.749	$1.527	$1.396	$1.416	$1.321

Units outstanding (000’s), beginning of year	46,573	57,899	50,653	47,430	41,160
Units Issued (000’s)	12,098	18,475	20,065	15,493	18,792
Units Redeemed (000’s)	(39,369)	(29,801)	(12,819)	(12,270)	(12,522)

Units Outstanding (000’s), end of year	19,302	46,573	57,899	50,653	47,430

Net Assets (000’s), end of year	$33,754	$71,103	$80,799	$71,700	$62,659

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.33%	1.65%	1.55%	1.15%	0.02%

Total Return (C)	14.54%	9.40%	-1.41%	7.15%	22.25%

	Mutual of America Investment Corporation
	2035 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.528	$1.388	$1.410	$1.318	$1.059

Unit value, end of year	$1.767	$1.528	$1.388	$1.410	$1.318

Units outstanding (000’s), beginning of year	41,698	47,810	41,438	38,511	33,044
Units Issued (000’s)	9,905	16,519	15,613	14,865	15,471
Units Redeemed (000’s)	(34,907)	(22,631)	(9,241)	(11,938)	(10,004)

Units Outstanding (000’s), end of year	16,696	41,698	47,810	41,438	38,511

Net Assets (000’s), end of year	$29,500	$63,701	$66,337	$58,410	$50,747

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.25%	1.54%	1.45%	1.05%	0.02%

Total Return (C)	15.66%	10.10%	-1.56%	6.97%	24.43%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2040 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.524	$1.382	$1.407	$1.322	$1.052

Unit value, end of year	$1.767	$1.524	$1.382	$1.407	$1.322

Units outstanding (000’s), beginning of year	34,955	38,613	35,020	35,092	30,913
Units Issued (000’s)	8,908	13,821	12,116	10,162	13,906
Units Redeemed (000’s)	(28,477)	(17,479)	(8,523)	(10,234)	(9,727)

Units Outstanding (000’s), end of year	15,386	34,955	38,613	35,020	35,092

Net Assets (000’s), end of year	$27,183	$53,285	$53,351	$49,286	$46,405

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.19%	1.48%	1.39%	1.04%	0.03%

Total Return (C)	15.90%	10.33%	-1.82%	6.42%	25.69%

	Mutual of America Investment Corporation
	2045 Retirement Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.510	$1.368	$1.395	$1.315	$1.042

Unit value, end of year	$1.754	$1.510	$1.368	$1.395	$1.315

Units outstanding (000’s), beginning of year	42,672	46,205	42,514	41,653	37,864
Units Issued (000’s)	9,065	15,040	13,751	12,951	15,650
Units Redeemed (000’s)	(33,824)	(18,573)	(10,060)	(12,090)	(11,861)

Units Outstanding (000’s), end of year	17,913	42,672	46,205	42,514	41,653

Net Assets (000’s), end of year	$31,411	$64,436	$63,229	$59,288	$54,760

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.19%	1.49%	1.41%	1.02%	0.03%

Total Return (C)	16.13%	10.35%	-1.87%	6.08%	26.19%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2050 Retirement Fund					2055 Retirement Fund(2)
Selected Per Unit and Supplementary Data:	Years Ended December 31,					Year Ended December 31, 2017	Period Ended December 31, 2016(1)
	2017	2016	2015	2014	2013
Unit value, beginning of year/period	$1.475	$1.335	$1.361	$1.286	$1.015	$1.037	$1.000

Unit value, end of year/period	$1.716	$1.475	$1.335	$1.361	$1.286	$1.208	$1.037

Units outstanding (000’s), beginning of year/period	19,943	15,046	9,097	4,702	493	451	—
Units Issued (000’s)	8,513	12,903	9,765	6,532	5,100	3,743	451
Units Redeemed (000’s)	(17,779)	(8,006)	(3,816)	(2,137)	(891)	(2,035)	—	(D)

Units Outstanding (000’s), end of year/period	10,677	19,943	15,046	9,097	4,702	2,159	451

Net Assets (000’s), end of year/period	$18,323	$29,410	$20,089	$12,384	$6,046	$2,608	$468

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%	1.28%	1.20%	(E)

Investment Income Ratio (B)	0.96%	1.07%	0.83%	0.15%	0.04%	—	—

Total Return (C)	16.37%	10.45%	-1.91%	5.87%	26.66%	16.49%	3.70%	(F)

	Mutual of America Investment Corporation
	Conservative Allocation Fund
	Years Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2016	2015	2014	2013
Unit value, beginning of year	$1.768	$1.677	$1.690	$1.604	$1.512

Unit value, end of year	$1.901	$1.768	$1.677	$1.690	$1.604

Units outstanding (000’s), beginning of year	15,175	25,936	25,746	23,231	23,645
Units Issued (000’s)	2,776	6,423	7,935	9,875	9,467
Units Redeemed (000’s)	(12,226)	(17,184)	(7,745)	(7,360)	(9,881)

Units Outstanding (000’s), end of year	5,725	15,175	25,936	25,746	23,231

Net Assets (000’s), end of year	$10,883	$26,825	$43,485	$43,598	$37,260

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.12%	2.32%	2.07%	2.14%	0.04%

Total Return (C)	7.53%	5.43%	-0.76%	5.34%	6.06%

(1)	For the period October 1, 2016 (Initial Offering Date of Units) to December 31, 2016.
(2)	2055 Retirement Fund commenced operations on October 1, 2016.

(A)(B)(C) Refer to explanatory notes.

(D)	Less than 500 units.
(E)	Annualized.
(F)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Moderate Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.199	$2.040	$2.062	$1.937	$1.695

Unit value, end of year	$2.469	$2.199	$2.040	$2.062	$1.937

Units outstanding (000’s), beginning of year	34,284	54,387	55,236	57,199	56,603
Units Issued (000’s)	4,490	11,218	11,624	12,024	17,477
Units Redeemed (000’s)	(26,710)	(31,321)	(12,473)	(13,987)	(16,881)

Units Outstanding (000’s), end of year	12,064	34,284	54,387	55,236	57,199

Net Assets (000’s), end of year	$29,785	$75,393	$110,970	$113,883	$110,815

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.86%	2.17%	2.04%	1.82%	0.02%

Total Return (C)	12.27%	7.78%	-1.04%	6.42%	14.29%

	Mutual of America Investment Corporation
	Aggressive Allocation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$2.568	$2.344	$2.382	$2.239	$1.824

Unit value, end of year	$2.957	$2.568	$2.344	$2.382	$2.239

Units outstanding (000’s), beginning of year	25,450	36,104	37,261	39,964	42,816
Units Issued (000’s)	3,041	5,434	6,181	6,501	8,525
Units Redeemed (000’s)	(19,297)	(16,088)	(7,338)	(9,204)	(11,377)

Units Outstanding (000’s), end of year	9,194	25,450	36,104	37,261	39,964

Net Assets (000’s), end of year	$27,185	$65,349	$84,636	$88,742	$89,477

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.57%	1.99%	1.83%	1.55%	0.03%

Total Return (C)	15.15%	9.54%	-1.57%	6.37%	22.72%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Fidelity
	VIP Equity-Income Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$71.207	$61.004	$64.219	$59.726	$47.118

Unit value, end of year	$79.454	$71.207	$61.004	$64.219	$59.726

Units outstanding (000’s), beginning of year	1,301	2,026	2,291	2,482	2,646
Units Issued (000’s)	99	280	225	322	505
Units Redeemed (000’s)	(1,104)	(1,005)	(490)	(513)	(669)

Units Outstanding (000’s), end of year	296	1,301	2,026	2,291	2,482

Net Assets (000’s), end of year	$23,508	$92,665	$123,611	$147,104	$148,264

Expense Ratio (A)(D)	1.18%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	1.67%	2.38%	3.10%	2.83%	2.56%

Total Return (C)	11.58%	16.73%	-5.01%	7.52%	26.76%

	Fidelity
	VIP Asset Manager Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$44.395	$43.541	$43.964	$42.002	$36.698

Unit value, end of year	$50.068	$44.395	$43.541	$43.964	$42.002

Units outstanding (000’s), beginning of year	898	1,525	1,634	1,740	1,961
Units Issued (000’s)	85	163	316	269	301
Units Redeemed (000’s)	(722)	(790)	(425)	(375)	(522)

Units Outstanding (000’s), end of year	261	898	1,525	1,634	1,740

Net Assets (000’s), end of year	$13,083	$39,855	$66,429	$71,833	$73,098

Expense Ratio (A)(D)	1.18%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	1.88%	1.45%	1.56%	1.53%	1.59%

Total Return (C)	12.78%	1.96%	-0.96%	4.67%	14.45%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2013 through 2016 and 1.28% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Fidelity
	VIP Contrafund Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$77.138	$72.231	$72.513	$65.493	$50.432

Unit value, end of year	$92.920	$77.138	$72.231	$72.513	$65.493

Units outstanding (000’s), beginning of year	2,751	5,014	5,386	5,767	6,355
Units Issued (000’s)	180	403	578	622	766
Units Redeemed (000’s)	(2,261)	(2,666)	(950)	(1,003)	(1,354)

Units Outstanding (000’s), end of year	670	2,751	5,014	5,386	5,767

Net Assets (000’s), end of year	$62,294	$212,189	$362,048	$390,527	$377,683

Expense Ratio (A)(D)	1.18%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	0.99%	0.79%	1.02%	0.97%	1.09%

Total Return (C)	20.46%	6.79%	-0.39%	10.72%	29.86%

	Fidelity
	VIP Mid Cap Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$73.600	$66.301	$67.973	$64.662	$47.986

Unit value, end of year	$87.882	$73.600	$66.301	$67.973	$64.662

Units outstanding (000’s), beginning of year	683	1,217	1,328	1,504	1,585
Units Issued (000’s)	80	154	210	220	375
Units Redeemed (000’s)	(558)	(688)	(321)	(396)	(456)

Units Outstanding (000’s), end of year	205	683	1,217	1,328	1,504

Net Assets (000’s), end of year	$17,977	$50,260	$80,679	$90,238	$97,236

Expense Ratio (A)(D)	1.18%	1.10%	1.10%	1.10%	1.10%

Investment Income Ratio (B)	0.70%	0.50%	0.49%	0.25%	0.54%

Total Return (C)	19.41%	11.01%	-2.46%	5.12%	34.75%

(A)(B)(C) Refer to explanatory notes.

(D)	Absent reimbursement by Fidelity, the expense ratio would have been 1.20% in 2013 through 2016 and 1.28% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard
	VIF Diversified Value Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$26.378	$23.651	$24.519	$22.596	$17.672

Unit value, end of year	$29.471	$26.378	$23.651	$24.519	$22.596

Units outstanding (000’s), beginning of year	1,776	3,415	3,838	3,578	3,570
Units Issued (000’s)	218	672	645	1,176	1,046
Units Redeemed (000’s)	(1,461)	(2,311)	(1,068)	(916)	(1,038)

Units Outstanding (000’s), end of year	533	1,776	3,415	3,838	3,578

Net Assets (000’s), end of year	$15,698	$46,853	$80,693	$94,101	$80,858

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.77%	2.66%	2.56%	2.07%	2.08%

Total Return (C)	11.73%	11.53%	-3.54%	8.51%	27.86%

	Vanguard
	VIF International Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$25.326	$25.152	$25.659	$27.645	$22.676

Unit value, end of year	$35.678	$25.326	$25.152	$25.659	$27.645

Units outstanding (000’s), beginning of year	2,890	4,878	5,122	5,664	4,237
Units Issued (000’s)	281	602	764	631	2,918
Units Redeemed (000’s)	(2,338)	(2,590)	(1,008)	(1,173)	(1,491)

Units Outstanding (000’s), end of year	833	2,890	4,878	5,122	5,664

Net Assets (000’s), end of year	$29,706	$73,198	$122,741	$131,425	$156,594

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.06%	1.44%	1.86%	1.45%	1.53%

Total Return (C)	40.87%	0.69%	-1.98%	-7.18%	21.92%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard
	VIF REIT Index Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$16.414	$15.330	$15.178	$11.807	$12.330

Unit value, end of year/period	$16.980	$16.414	$15.330	$15.178	$11.807

Units outstanding (000’s), beginning of year/period	899	1,384	1,756	150	—
Units Issued (000’s)	192	2,124	1,146	2,041	158
Units Redeemed (000’s)	(828)	(2,609)	(1,518)	(435)	(8)

Units Outstanding (000’s), end of year/period	263	899	1,384	1,756	150

Net Assets (000’s), end of year/period	$4,470	$14,753	$21,217	$26,649	$1,774

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%	(D)

Investment Income Ratio (B)	2.57%	2.08%	2.09%	1.28%	—

Total Return (C)	3.45%	7.07%	1.00%	28.55%	-4.24%	(E)

	American Century
	VP Capital Appreciation Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$39.875	$38.992	$38.617	$36.051	$27.797

Unit value, end of year	$48.104	$39.875	$38.992	$38.617	$36.051

Units outstanding (000’s), beginning of year	2,235	4,209	4,094	4,833	5,350
Units Issued (000’s)	183	383	1,183	615	1,021
Units Redeemed (000’s)	(1,875)	(2,357)	(1,068)	(1,354)	(1,538)

Units Outstanding (000’s), end of year	543	2,235	4,209	4,094	4,833

Net Assets (000’s), end of year	$26,097	$89,130	$164,121	$158,114	$174,217

Expense Ratio (A)(F)	1.08%	0.95%	0.95%	0.95%	0.95%

Investment Income Ratio (B)	—	—	—	—	—

Total Return (C)	20.64%	2.26%	0.97%	7.12%	29.69%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by American Century, the expense ratio would have been 1.20% in 2013 through 2016 and 1.28% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	American Funds
	New World Fund
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$23.067	$22.109	$23.058	$25.268	$23.490

Unit value, end of year/period	$29.545	$23.067	$22.109	$23.058	$25.268

Units outstanding (000’s), beginning of year/period	79	110	79	34	—
Units Issued (000’s)	31	55	73	66	36
Units Redeemed (000’s)	(64)	(86)	(42)	(21)	(2)

Units Outstanding (000’s), end of year/period	46	79	110	79	34

Net Assets (000’s), end of year/period	$1,350	$1,833	$2,430	$1,813	$866

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%	(D)

Investment Income Ratio (B)	1.35%	1.19%	0.90%	1.71%	2.03%	(E)

Total Return (C)	28.08%	4.33%	-4.12%	-8.75%	7.57%	(E)

	Calvert
	VP SRI Balanced Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$5.203	$4.882	$5.052	$4.665	$4.001

Unit value, end of year	$5.753	$5.203	$4.882	$5.052	$4.665

Units outstanding (000’s), beginning of year	8,765	12,937	13,495	14,532	15,622
Units Issued (000’s)	662	1,210	1,698	1,507	2,297
Units Redeemed (000’s)	(6,475)	(5,382)	(2,256)	(2,544)	(3,387)

Units Outstanding (000’s), end of year	2,952	8,765	12,937	13,495	14,532

Net Assets (000’s), end of year	$16,981	$45,602	$63,159	$68,174	$67,796

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	2.01%	1.86%	0.12%	1.59%	1.08%

Total Return (C)	10.58%	6.57%	-3.36%	8.28%	16.60%

(1)	For the period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Deutsche
	Capital Growth VIP
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$72.023	$69.924	$65.153	$58.373	$43.874

Unit value, end of year	$89.814	$72.023	$69.924	$65.153	$58.373

Units outstanding (000’s), beginning of year	1,495	2,472	2,411	2,590	2,959
Units Issued (000’s)	103	213	447	279	253
Units Redeemed (000’s)	(1,286)	(1,190)	(386)	(458)	(622)

Units Outstanding (000’s), end of year	312	1,495	2,472	2,411	2,590

Net Assets (000’s), end of year	$28,029	$107,660	$172,881	$157,107	$151,168

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	0.71%	0.82%	0.69%	0.62%	1.26%

Total Return (C)	24.70%	3.00%	7.32%	11.61%	33.05%

	Oppenheimer
	Main Street Fund/VA
Selected Per Unit and Supplementary Data:	Years Ended December 31,
	2017	2016	2015	2014	2013
Unit value, beginning of year	$41.699	$37.810	$37.034	$33.863	$26.006

Unit value, end of year	$48.133	$41.699	$37.810	$37.034	$33.863

Units outstanding (000’s), beginning of year	346	525	566	501	526
Units Issued (000’s)	70	211	134	212	182
Units Redeemed (000’s)	(293)	(390)	(175)	(147)	(207)

Units Outstanding (000’s), end of year	123	346	525	566	501

Net Assets (000’s), end of year	$5,923	$14,445	$19,857	$20,961	$16,982

Expense Ratio (A)	1.28%	1.20%	1.20%	1.20%	1.20%

Investment Income Ratio (B)	1.26%	1.10%	0.92%	0.81%	1.08%

Total Return (C)	15.43%	10.28%	2.10%	9.37%	30.21%

(A)(B)(C) Refer to explanatory notes.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	PIMCO
	VIT Real Return Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$13.134	$12.640	$13.131	$12.879	$13.220

Unit value, end of year/period	$13.483	$13.134	$12.640	$13.131	$12.879

Units outstanding (000’s), beginning of year/period	266	508	577	196	—
Units Issued (000’s)	135	321	238	575	217
Units Redeemed (000’s)	(290)	(563)	(307)	(194)	(21)

Units Outstanding (000’s), end of year/period	111	266	508	577	196

Net Assets (000’s), end of year/period	$1,496	$3,492	$6,427	$7,574	$2,518

Expense Ratio (A)(F)	1.18%	1.10%	1.10%	1.10%	1.10%	(D)

Investment Income Ratio (B)	2.53%	2.47%	4.27%	1.36%	2.85%	(E)

Total Return (C)	2.66%	3.91%	-3.74%	1.96%	-2.58%	(E)

	T. Rowe Price
	Blue Chip Growth Portfolio
Selected Per Unit and Supplementary Data:	Years Ended December 31,				Period Ended December 31, 2013(1)
	2017	2016	2015	2014
Unit value, beginning of year/period	$22.351	$22.412	$20.398	$18.892	$16.420

Unit value, end of year/period	$30.093	$22.351	$22.412	$20.398	$18.892

Units outstanding (000’s), beginning of year/period	746	2,120	649	191	—
Units Issued (000’s)	674	621	2,055	702	202
Units Redeemed (000’s)	(937)	(1,995)	(584)	(244)	(11)

Units Outstanding (000’s), end of year/period	483	746	2,120	649	191

Net Assets (000’s), end of year/period	$14,538	$16,684	$47,526	$13,234	$3,615

Expense Ratio (A)(G)	1.12%	1.05%	1.05%	1.05%	1.05%	(D)

Investment Income Ratio (B)	—	—	—	—	0.04%	(E)

Total Return (C)	34.64%	-0.27%	9.88%	7.97%	15.05%	(E)

(1)	For the Period August 5, 2013 (Initial Offering Date of Units) to December 31, 2013.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by PIMCO, the expense ratio would have been 1.20% in 2013 through 2016 and 1.28% in 2017.
(G)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.20% in 2013 through 2016 and 1.28% in 2017.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

Inactive Units

	Mutual of America Investment Corporation
	Equity Index Fund(1)	All America Fund(1)	Small Cap Value Fund(1)	Small Cap Growth Fund(1)	Mid Cap Value Fund(1)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of period	$6.395	$17.846	$2.307	$2.254	$2.035

Unit value, end of period	$7.063	$19.581	$2.433	$2.490	$2.229

Units outstanding (000’s), beginning of period	—	—	—	—	—
Units Issued (000’s)	12,030	2,965	11,664	13,317	2,310
Units Redeemed (000’s)	(1,354)	(330)	(1,178)	(1,324)	(503)

Units Outstanding (000’s), end of period	10,676	2,635	10,486	11,993	1,807

Net Assets (000’s), end of period	$75,403	$51,597	$25,508	$29,864	$4,027

Expense Ratio (A)(D)	1.65%	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)(E)	1.60%	1.65%	0.56%	0.02%	1.04%

Total Return (C)(E)	10.44%	9.72%	5.45%	10.49%	9.52%

	Mutual of America Investment Corporation
	Mid-Cap Equity Index Fund(1)	Composite Fund(1)	International Fund(1)	Money Market Fund(1)	Mid-Term Bond Fund(1)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of period	$4.391	$9.792	$0.961	$2.331	$2.411

Unit value, end of period	$4.773	$10.463	$1.039	$2.323	$2.403

Units outstanding (000’s), beginning of period	—	—	—	—	—
Units Issued (000’s)	10,623	3,150	1,096	2,818	4,274
Units Redeemed (000’s)	(1,372)	(365)	(171)	(362)	(414)

Units Outstanding (000’s), end of period	9,251	2,785	925	2,456	3,860

Net Assets (000’s), end of period	$44,151	$29,135	$961	$5,705	$9,274

Expense Ratio (A)(D)	1.65%	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)(E)	1.10%	2.04%	2.16%	0.12%	2.14%

Total Return (C)(E)	8.69%	6.86%	8.04%	-0.37%	-0.34%

(1)	For the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	Bond Fund(1)	Retirement Income Fund(1)	2010 Retirement Fund(1)	2015 Retirement Fund(1)	2020 Retirement Fund(1)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of period	$6.382	$1.463	$1.470	$1.480	$1.501

Unit value, end of period	$6.393	$1.501	$1.521	$1.542	$1.581

Units outstanding (000’s), beginning of period	—	—	—	—	—
Units Issued (000’s)	3,635	1,078	388	2,191	6,837
Units Redeemed (000’s)	(502)	(115)	(58)	(200)	(1,435)

Units Outstanding (000’s), end of period	3,133	963	330	1,991	5,402

Net Assets (000’s), end of period	$20,031	$1,445	$502	$3,070	$8,539

Expense Ratio (A)(D)	1.65%	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)(E)	2.70%	1.85%	2.19%	2.03%	1.68%

Total Return (C)(D)	0.17%	2.61%	3.52%	4.25%	5.29%

	Mutual of America Investment Corporation
	2025 Retirement Fund(1)	2030 Retirement Fund(1)	2035 Retirement Fund(1)	2040 Retirement Fund(1)	2045 Retirement Fund(1)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017	2017	2017
Unit value, beginning of period	$1.569	$1.628	$1.636	$1.633	$1.619

Unit value, end of period	$1.668	$1.746	$1.764	$1.764	$1.751

Units outstanding (000’s), beginning of period	—	—	—	—	—
Units Issued (000’s)	6,541	4,815	3,932	4,718	5,593
Units Redeemed (000’s)	(1,213)	(935)	(629)	(622)	(773)

Units Outstanding (000’s), end of period	5,328	3,880	3,303	4,096	4,820

Net Assets (000’s), end of period	$8,886	$6,775	$5,828	$7,227	$8,440

Expense Ratio (A)(D)	1.65%	1.65%	1.65%	1.65%	1.65%

Investment Income Ratio (B)(E)	1.44%	1.33%	1.25%	1.19%	1.19%

Total Return (C)(E)	6.32%	7.24%	7.86%	8.02%	8.17%

(1)	For the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Mutual of America Investment Corporation
	2050 Retirement Fund(1)		2055 Retirement Fund(1)		Conservative Allocation Fund(1)		Moderate Allocation Fund(1)		Aggressive Allocation Fund(1)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017		2017		2017		2017		2017
Unit value, beginning of period	$1.583		$1.114		$1.844		$2.329		$2.749

Unit value, end of period	$1.714		$1.206		$1.898		$2.465		$2.953

Units outstanding (000’s), beginning of period	—		—		—		—		—
Units Issued (000’s)	1,193		35		2,708		6,212		5,244
Units Redeemed (000’s)	(253)		(10)		(608)		(1,029)		(503)

Units Outstanding (000’s), end of period	940		25		2,100		5,183		4,741

Net Assets (000’s), end of period	$1,611		$31		$3,986		$12,779		$13,998

Expense Ratio (A)(D)	1.65%		1.65%		1.65%		1.65%		1.65%

Investment Income Ratio (B)(E)	0.96%		—		2.12%		1.86%		1.57%

Total Return (C)(E)	8.28%		8.26%		2.96%		5.83%		7.39%

	Fidelity								Vanguard
	VIP Equity-Income Portfolio(1)		VIP Asset Manager Portfolio(1)		VIP Contrafund Portfolio(1)		VIP Mid Cap Portfolio(1)		VIF Diversified Value Portfolio(1)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017		2017		2017		2017		2017
Unit value, beginning of period	$73.761		$47.369		$85.570		$79.729		$27.999

Unit value, end of period	$79.340		$49.995		$92.786		$87.754		$29.428

Units outstanding (000’s), beginning of period	—		—		—		—		—
Units Issued (000’s)	495		277		1,102		171		378
Units Redeemed (000’s)	(51)		(27)		(123)		(28)		(51)

Units Outstanding (000’s), end of period	444		250		979		143		327

Net Assets (000’s), end of period	$35,206		$12,516		$90,815		$12,566		$9,634

Expense Ratio (A)(D)	1.55%	(F)	1.55%	(F)	1.55%	(F)	1.55%	(F)	1.65%

Investment Income Ratio (B)(E)	1.67%		1.88%		0.99%		0.70%		2.77%

Total Return (C)(E)	7.56%		5.55%		8.43%		10.07%		5.11%

(1)	For the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not annualized.
(F)	Absent reimbursement by Fidelity, the expense ratio would have been 1.65%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

	Vanguard		American Century		American Funds	Calvert
	VIF International Portfolio(1)	VIF REIT Index Portfolio(1)	VP Capital Appreciation Fund(1)		New World Fund(1)	VP SRI Balanced Portfolio(1)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017		2017	2017
Unit value, beginning of period	$31.255	$16.731	$44.128		$26.274	$5.441

Unit value, end of period	$35.626	$16.956	$48.034		$29.503	$5.745

Units outstanding (000’s), beginning of period	—	—	—		—	—
Units Issued (000’s)	862	125	839		8	2,639
Units Redeemed (000’s)	(104)	(33)	(100)		(1)	(396)

Units Outstanding (000’s), end of period	758	92	739		7	2,243

Net Assets (000’s), end of period	$26,996	$1,555	$35,504		$218	$12,886

Expense Ratio (A)(D)	1.65%	1.65%	1.51%	(F)	1.65%	1.65%

Investment Income Ratio (B)(E)	1.06%	2.57%	—		1.35%	2.01%

Total Return (C)(E)	13.99%	1.34%	8.85%		12.29%	5.58%

	Deutsche	Oppenheimer	PIMCO		T. Rowe Price
	Capital Growth VIP(1)	Main Street Fund/VA(1)	VIT Real Return Portfolio(1)		Blue Chip Growth Portfolio(1)
	Year Ended December 31,
Selected Per Unit and Supplementary Data:	2017	2017	2017		2017
Unit value, beginning of period	$81.659	$45.408	$13.248		$26.501

Unit value, end of period	$89.683	$48.064	$13.464		$30.049

Units outstanding (000’s), beginning of period	—	—	—		—
Units Issued (000’s)	820	79	26		281
Units Redeemed (000’s)	(74)	(12)	(4)		(38)

Units Outstanding (000’s), end of period	746	67	22		243

Net Assets (000’s), end of period	$66,932	$3,200	$301		$7,294

Expense Ratio (A)(D)	1.65%	1.65%	1.55%	(G)	1.48%	(H)

Investment Income Ratio (B)(E)	0.71%	1.26%	2.53%		—

Total Return (C)(E)	9.83%	5.85%	1.63%		13.39%

(1)	For the period July 1, 2017 (Initial Offering Date of Units) to December 31, 2017.

(A)(B)(C) Refer to explanatory notes.

(D)	Annualized.
(E)	Not Annualized.
(F)	Absent reimbursement by American Century, the expense ratio would have been 1.65%.
(G)	Absent reimbursement by PIMCO, the expense ratio would have been 1.65%.
(H)	Absent reimbursement by T. Rowe Price, the expense ratio would have been 1.65%.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

4. Financial Highlights (Continued)

Explanatory notes:

(A)

This ratio represents the annualized Contract expenses of the Separate Account, consisting primarily of administrative, distribution and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to participant accounts through the redemption of units and expenses of the underlying fund are excluded.

(B)

This amount represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund, net of the underlying fund’s net management fees and expenses, divided by the average net assets of the Subaccount. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values and charges made directly to participant accounts through the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(C)

The total return is calculated for each year indicated or from the effective date through the end of the reporting period. It includes changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the contingent $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

5. Calculation of Accumulation Unit Values

Interest in the Subaccounts is represented by Accumulation Units. Each Subaccount’s Accumulation Units have a different value, based on the value of the Subaccount’s investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Subaccount’s Accumulation Unit Value from the close of one Valuation Day to the close of the next Valuation Day (Valuation Period), an Accumulation Unit Change Factor is used.

For Subaccounts that invest in shares of the Mutual of America Investment Corporation Funds, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is as follows:

(a)

The ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Subaccount with respect to that Valuation Period, to (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period, divided by

(b)

1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

For Subaccounts that invest in shares of the Fidelity, Vanguard, Goldman, American Century, American Funds, Calvert, Delaware, Deutsche, MFS, Neuberger Berman, Oppenheimer, PIMCO, T. Rowe Price, or Victory Portfolios, the Accumulation Unit Change Factor for each Subaccount for any Valuation Period is:

(a)	The ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier (calculated by dividing the share value, after a

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2017

5. Calculation of Accumulation Unit Values (Continued)

dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier) for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend multiplier for the preceding Valuation period, divided by

(b)

1.000000 plus the component of the annual rate of total Separate Account charges against the Subaccount’s assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

6. Subsequent Events

Management, on behalf of the Company, has evaluated the need for disclosures and/or adjustments to the financial statements resulting from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

Consolidated Statutory Financial Statements

For The Years Ended December 31, 2017, 2016 and 2015

Together With Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF FINANCIAL CONDITION

As of December 31, 2017 and 2016

	2017	2016
ASSETS
General Account assets
Bonds and notes	$8,057,594,808	$7,968,479,079
Common stocks	168,025,606	60,527,862
Cash, cash equivalents and short-term investments	53,366,555	86,482,482
Guaranteed funds transferable	11,166,241	13,206,360
Real estate	220,482,594	226,581,189
Policy loans	106,628,012	107,052,603
Investment income accrued	76,238,972	79,237,511
Deferred federal income taxes	40,153,089	49,194,494
Other assets	22,456,133	12,312,720

Total General Account assets	8,756,112,010	8,603,074,300
Separate Account assets	12,437,789,347	10,448,517,230

TOTAL ASSETS	$21,193,901,357	$19,051,591,530

LIABILITIES AND SURPLUS
General Account liabilities
Insurance and annuity reserves	$7,338,934,491	$7,156,228,675
Other contract holders liabilities and reserves	5,232,996	5,090,519
Interest maintenance reserve	48,217,775	72,461,795
Other liabilities	267,071,021	290,300,726

Total General Account liabilities before asset valuation reserve	7,659,456,283	7,524,081,715
Separate Account reserves and other liabilities	12,437,789,347	10,448,517,230

Total liabilities before asset valuation reserve	20,097,245,630	17,972,598,946
Asset valuation reserve	113,418,462	85,637,124

Total liabilities	20,210,664,092	18,058,236,070

SURPLUS
Assigned surplus	1,150,000	1,150,000
Unassigned surplus	982,087,265	992,205,460

Total surplus	983,237,265	993,355,460

TOTAL LIABILITIES AND SURPLUS	$21,193,901,357	$19,051,591,530

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF OPERATIONS AND SURPLUS

For The Years Ended December 31, 2017, 2016 and 2015

	2017	2016	2015
INCOME
Premium and annuity considerations	$2,699,414,588	$2,253,715,293	$2,033,103,490
Life and disability insurance premiums	10,958,760	10,235,240	10,509,138

Total considerations and premiums	2,710,373,348	2,263,950,533	2,043,612,628
Separate Account investment and administrative fees	98,683,901	93,004,995	95,340,292
Net investment income	345,253,720	333,917,619	348,819,999
Other, net	8,651,933	6,384,006	6,335,198

Total income	3,162,962,902	2,697,257,153	2,494,108,117

DEDUCTIONS
Change in insurance and annuity reserves	437,495,250	376,975,017	139,460,604
Annuity and surrender benefits	2,424,665,013	2,015,973,726	2,039,137,660
Death and disability benefits	7,162,412	7,991,819	8,737,014
Operating expenses	271,583,148	268,352,928	243,445,835

Total deductions	3,140,905,823	2,669,293,490	2,430,781,113

Net gain before dividends	22,057,079	27,963,663	63,327,004
Dividends to contract holders and policyholders	(67,973)	(63,944)	(81,343)

Net gain from operations	21,989,106	27,899,719	63,245,661
Federal income tax benefit	3,144,223	672,894	975,464
Net realized capital gains (losses)	1,042,090	(11,863,294)	505,463

Net income	26,175,419	16,709,319	64,726,588

SURPLUS TRANSACTIONS
Change in:
Asset valuation reserve	(27,781,338)	(5,338,557)	(735,691)
Unrealized appreciation (depreciation)	15,272,654	3,156,339	(4,963,772)
Nonadmitted assets:
Prepaid assets and other, net	(553,671)	2,265,353	(2,581,526)
Net deferred income tax asset	(8,531,259)	(36,045,902)	(11,161,734)
Accounting related to:
Qualified pension plan	—	(10,900,000)	(11,900,000)
Nonqualified deferred compensation plan	(5,700,000)	(6,000,000)	(300,000)
Post retirement medical benefit plan	(9,000,000)	(2,600,000)	(1,600,000)

Net change in surplus	(10,118,195)	(38,753,448)	31,483,865

SURPLUS
Beginning of year	993,355,460	1,032,108,908	1,000,625,043

End of year	$983,237,265	$993,355,460	$1,032,108,908

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

CONSOLIDATED STATUTORY STATEMENTS OF CASH FLOW

For the Years Ended December 31, 2017, 2016 and 2015

	2017	2016	2015
CASH FLOWS FROM OPERATIONS
Premium and other income collected	$2,710,325,066	$2,263,918,247	$2,043,600,263
Net investment income	344,828,764	339,473,671	353,472,257
Separate Account investment and administrative fees	98,681,305	93,000,481	95,332,263
Benefit payments	(2,411,735,303)	(2,029,929,957)	(2,055,356,741)
Net transfers to separate accounts	(258,160,651)	(14,438,990)	(76,235,975)
Investment and operating expenses paid	(250,246,197)	(259,777,342)	(246,387,330)
Other, net	5,423,008	5,110,862	6,837,617
Dividends paid to policyholders	(71,731)	(64,344)	(85,480)

Net cash from operations	239,044,261	397,292,628	121,176,874

CASH FLOWS FROM INVESTMENTS
Proceeds from investments sold, matured or repaid:
Bonds and notes	1,434,658,454	1,456,322,284	1,435,985,740
Common stock	85,449,365	13,342,235	6,538,752
Other invested assets	2,838,519	3,726,432	3,979,338
Other	2,735,085	32,214,525	2,454,152

Total	1,525,681,423	1,505,605,476	1,448,957,982

Costs of investment acquired:
Bonds and notes	(1,541,702,453)	(1,790,692,911)	(1,535,339,686)
Common stock	(176,583,730)	(45,791,196)	(6,927,514)
Real estate	(3,416,200)	(1,934,030)	(4,240,227)
Other	(52,653,000)	(15,690,731)	(6,253,899)

Total	(1,774,355,383)	(1,854,108,868)	(1,552,761,326)

Net change in policy loans	426,105	560,981	262,092

Net cash used in investment activity	(248,247,855)	(347,942,411)	(103,541,252)

CASH FLOW FROM FINANCING AND OTHER SOURCES
Net withdrawals on deposit-type contracts	(2,911,693)	(6,029,962)	(3,947,249)
Other cash applied	(21,000,640)	(4,741,185)	(6,534,719)

Net cash used in financing and others sources	(23,912,333)	(10,771,147)	(10,481,968)

Net change in cash, cash equivalents and short-term investments	(33,115,927)	38,579,070	7,153,654

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
Beginning of year	86,482,482	47,903,412	40,749,758

End of year	$53,366,555	$86,482,482	$47,903,412

See accompanying notes to consolidated statutory financial statements.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS

December 31, 2017, 2016 and 2015

1. Summary of Significant Accounting Policies

Principles of Consolidation

The accompanying financial statements include the consolidated accounts of Mutual of America Life Insurance Company (Mutual of America) and its wholly owned subsidiaries (collectively referred to as the Company), as permitted by the New York State Department of Financial Services. Mutual of America Holding Company LLC (Holdings) is a wholly-owned subsidiary of Mutual of America. Its purpose is to act as a holding company organization for activities to be carried out by its subsidiary operating companies, which presently consist of Mutual of America Securities LLC (Securities), Mutual of America Capital Management LLC (Capital Management), and 320 Park Analytics LLC (320 Park). Securities, the broker-dealer, is the distributor of Mutual of America Institutional Funds (Institutional Funds), an affiliate. Capital Management is the investment advisor to the General Account of Mutual of America, Mutual of America Investment Corporation (Investment Corporation), an affiliate, and Institutional Funds. 320 Park provides independent analysis or benchmarking services to assist plan sponsors. All intercompany balances and transactions have been eliminated in consolidation.

Nature of Operations

Mutual of America provides retirement and employee benefit plans in the small to medium-size company market, principally to employees in the not-for-profit social health and welfare field. In recent years, the Company has expanded to include for-profit organizations in the small to medium-size company market. The insurance company in the group is licensed in all 50 states and the District of Columbia. Sales operations are conducted primarily through a network of regional offices staffed by salaried consultants.

Basis of Presentation

The accompanying consolidated statutory financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York State Department of Financial Services (New York Department). Such practices differ from U.S. generally accepted accounting principles (GAAP). The significant variances between such practices and GAAP are described in Note 9. The ability of the Company to fulfill its obligations to contract holders and policyholders is of primary concern to insurance regulatory authorities.

The National Association of Insurance Commissioners (NAIC) has codified statutory accounting principles (Codification). The New York Department issued Regulation No. 172 (Regulation No. 172), which adopted Codification as the prescribed basis of accounting for its domestic insurers. Periodically, the New York Department amends Regulation No. 172 for revisions in the prescribed basis of accounting. All changes required by New York Regulation No. 172, as amended through December 31, 2017, are reflected in the accompanying consolidated statutory financial statements.

The preparation of the Company’s consolidated statutory financial statements requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, surplus, income and deductions at the date of the consolidated financial statements. Actual results may differ from these estimates. The most significant estimates include those used in the recognition of other-than-temporary impairments, the valuation of insurance and annuity reserves and the valuation of deferred tax assets.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

1. Summary of Significant Accounting Policies (Continued)

Asset Valuations

Cash, Cash Equivalents, and Short-term Investments — Cash equivalents are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of ninety days or less. Short-term investments are stated at cost, which approximates fair value, and consist of highly liquid investments purchased with maturities of one year or less. Short-term investment transactions are recorded on a trade date basis.

Bonds and Notes — Investment valuations are prescribed by the NAIC. Bonds, which include asset-backed and mortgage-backed investments qualifying for amortization, and notes, are stated at amortized cost. Amortization of bond premium or discount is calculated using the constant yield interest method taking into consideration specified interest and principal provisions over the life of the bond. Bond and note transactions are recorded on a trade date basis. The fair value of bonds and notes is based upon quoted market prices provided by an independent pricing organization. If quoted market prices are unavailable or an inactive market for the security currently exists, fair value is estimated using internal valuation models and techniques or based upon quoted market prices for comparable investments. Prepayment assumptions for mortgage-backed/loan-backed and structured securities are obtained from broker-dealer sources (such as Bloomberg) and internal estimates. At December 31, 2017, there were seven securities with a fair value of $30.5 million for which no quoted market prices were available. As such, the Company used internal valuation models and techniques to determine the fair value of these securities. The Company recorded an unrealized gain of $6.0 million to adjust the carrying value of seven of these securities, which were required to be reported at the lower of amortized cost or fair value, to their current fair value at December 31, 2017. At December 31, 2016, there were seven securities with a fair value of $25.7 million that were valued using this methodology. Bonds are carried at the lower of amortized cost or fair value when their NAIC rating has fallen to class six.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All bonds are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all bonds in default or not in good standing, as well as bonds with a fair value that is less than 80% of their cost for a continuous six-month period. The Company writes down bonds that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the discounted estimated future cash flows for asset-backed and mortgage-backed securities, an analysis of the financial health and specific prospects for the issuer, the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security in effect at the date of acquisition, consideration as to whether the decline in value is due to general changes in interest rates and credit spreads and the Company’s intent and ability to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value. If an impairment is determined to be other-than-temporary, a realized capital loss equal to the entire difference between the amortized cost of the bond and its fair value is recorded and a new cost basis for the bond is established. Credit-related other-than-temporary impairment losses are recorded as realized capital losses included in net income (and through the asset valuation reserve), whereas interest-related other-than-temporary impairment losses are recorded in the Interest Maintenance Reserve (IMR).

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

1. Summary of Significant Accounting Policies (Continued)

Common Stocks — Common stocks in good standing are stated at fair value. Fair value is determined by reference to valuations quoted by an independent pricing organization. Unrealized gains and losses are recorded directly to unassigned surplus. At December 31, 2017 and 2016, common stocks included $10.2 million and $9.1 million, respectively, invested in a Mutual of America sponsored series of mutual funds for institutional investors. The December 31, 2017 and 2016 investment amounts include $157.8 million and $51.4 million, respectively, invested in actively managed Large-Cap and Small-Cap Value equity portfolios.

Losses that are considered to be other-than-temporary are recognized in net income when incurred. All equity investments are subjected to the Company’s quarterly review process for identifying other-than-temporary impairments. This impairment identification process utilizes a screening procedure that includes all common stock issuers not in good standing, as well as common stocks where the fair value is less than 80% of their cost for a continuous six-month period. The Company writes down common stocks that it deems to have an other-than-temporary impairment after considering a wide range of factors, including, but not limited to, the extent to which cost exceeds fair value, the duration of that market decline, an analysis of the financial health and specific prospects for the issuer and the Company’s intent and ability to retain its investment for a period of time sufficient to allow for any anticipated recovery in fair value in the short-term. The Company also considers other qualitative and quantitative factors in its evaluation of other-than-temporary impairments.

Guaranteed Funds Transferable — Guaranteed funds transferable consist of funds held with a former reinsurer and is stated at the total principal amount of future guaranteed transfers to Mutual of America, transferrable through 2030.

Real Estate — Real estate, which is classified as Company-occupied property, is carried at cost, including capital improvements, net of accumulated depreciation of $202.5 million, $193.1 million and $184.2 million at December 31, 2017, 2016 and 2015, respectively, and is depreciated on a straight-line basis over 39 years. Tenant improvements on real estate investments are depreciated over the shorter of the lease term or the estimated life of the improvement.

Policy Loans — Policy loans are stated at the unpaid principal balance of the loan. During 2017, 2016 and 2015, the Company recognized $0.6 million, $0.3 million, $0.3 million, respectively, of realized capital losses on certain loans where the loan value exceeded the associated collateral on the loans and collection efforts on the unpaid balances of the policy loans were unsuccessful. There were no additional unrealized losses recorded in 2017, 2016, and 2015.

Other — Certain other assets, such as net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses, are considered “non-admitted assets” and are excluded from the consolidated statutory statements of financial condition.

Insurance and Annuity Reserves

Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves, which were $1.2 billion and $1.0 billion at December 31, 2017 and 2016, respectively, are based on mortality and interest rate assumptions (ranging predominately from 5.0% to 6.5% at both December 31, 2017 and 2016), which meet or exceed statutory requirements and are not subject to discretionary withdrawal.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

1. Summary of Significant Accounting Policies (Continued)

Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various credited interest rates that, during 2017 and 2016, averaged 1.90% and 1.91%, respectively, and are deemed sufficient to provide contractual surrender values for these funds. These reserves, which were $6.1 billion and $6.2 billion at December 31, 2017 and 2016, respectively, are subject to discretionary withdrawal at book value.

Reserves for guaranteed investment contracts, which were $6.0 million and $11.8 million at December 31, 2017 and 2016, respectively, are accumulated at various guaranteed interest rates, which during 2017 and 2016 averaged 1.62% and 1.26%, respectively, and meet statutory requirements. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions, and meet statutory requirements.

Interest Maintenance and Asset Valuation Reserves

Realized gains and losses, including certain other-than-temporary impairment losses, net of applicable taxes, arising from changes in interest rates are accumulated in the IMR and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the consolidated statements of operations.

An Asset Valuation Reserve (AVR), applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued, has been established based on a statutory formula. Realized and unrealized gains and losses, including other-than-temporary impairment losses arising from changes in the creditworthiness of the issuer, are included in the appropriate subcomponent of the AVR. Changes in the AVR are recorded directly to unassigned surplus.

Separate Account Operations

Variable annuity considerations and certain variable life insurance premiums may be allocated at participants’ discretion among investment funds in Separate Accounts. Separate Account funds invest in mutual funds, including funds managed by Capital Management (the Advisor), and other funds managed by outside investment advisors. All net realized and unrealized capital gains in the Separate Accounts, which reflect investment performance of the mutual funds in which they invest, accrue directly to participants (net of administrative and other Separate Account charges) and are not reflected in the Company’s Consolidated Statutory Statements of Operations and Surplus. Investment advisory charges are based on the specific fee charged for each of the individual underlying investments of the Separate Accounts and are assessed as a percentage of the plan’s or participant’s account balance. Certain Separate Account administrative charges are assessed as a percentage of the plan’s or participant’s account balance as determined by the Company’s pricing tiers, which are based on established ranges of plan or participant account balances. In 2017, 2016 and 2015, such charges were equal to approximately .87%, .95% and .99%, respectively, of total average Separate Account assets. Separate Account charges and investment advisory fees paid to the Adviser are included in the Consolidated Statutory Statement of Operations and Surplus. Investments held in the Separate Accounts are stated at fair value and are not available to satisfy liabilities of the General Account. Participants’ corresponding equity in the Separate Accounts is reported as liabilities in the accompanying statements. Premiums and benefits related to the Separate Accounts are combined with the General Account in the accompanying statements. Net operating gains and losses are offset by changes to reserve liabilities in the respective Separate Accounts. These reserves, which were approximately $12.4 billion and $10.4 billion at December 31, 2017 and 2016, are subject to discretionary withdrawal at fair value.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

1. Summary of Significant Accounting Policies (Continued)

Premiums and Annuity Considerations

All annuity considerations derived from voluntary retirement savings-type plans and defined benefit plans, which represent the vast majority of the Company’s annual premiums, are recognized as income when received. Insurance premiums and annuity considerations derived solely from defined contribution plans are recognized as income when due. Group life and disability insurance premiums are recognized as income over the premium paying period of the related policies. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred in connection with acquiring new insurance business are charged to operations as incurred.

Investment Income and Expenses

General Account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business, are charged to operations as incurred. All due and accrued investment amounts greater than 90 days are treated as non-admitted. The investment income amount due and accrued greater than 90 days was $1.6 million and $1.3 million at December 31, 2017 and 2016, respectively.

2. Investments

Valuation

The statement and fair values of investments in fixed maturity securities (bonds and notes and short-term investments) at December 31, 2017 and 2016 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.

	Statement Value	Gross Unrealized		Fair Value
December 31, 2017 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$1,090.6	$25.2	$8.1	$1,107.7
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	12.2	0.1	—	12.3

Total	$1,102.8	$25.3	$8.1	$1,120.0
U.S. Treasury securities and obligations of U.S. government corporations and agencies	2,379.8	12.6	26.0	2,366.4
Obligations of states and political subdivisions	—	—	—	—
Debt securities issued by foreign governments	3.5	—	—	3.5
Corporate securities	4,613.7	184.6	15.2	4,783.1

Total	$8,099.8	$222.5	$49.3	$8,273.0

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

2. Investments (continued)

	Statement Value	Gross Unrealized		Fair Value
December 31, 2016 (in millions)		Gains	Losses
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$1,317.2	$38.6	$10.3	$1,345.5
Commercial mortgage-backed securities	—	—	—	—
Other asset-backed securities	166.1	1.8	0.9	167.0

Total	$1,483.3	$40.4	$11.2	$1,512.5
U.S. Treasury securities and obligations of U.S. government corporations and agencies	1,900.1	12.9	31.5	1,881.5
Obligations of states and political subdivisions	14.4	0.4	—	14.8
Debt securities issued by foreign governments	3.5	—	—	3.5
Corporate securities	4,642.8	185.6	38.0	4,790.4

Total	$8,044.1	$239.3	$80.7	$8,202.7

The Company does not have any exposure to subprime mortgage loans, either through direct investment in such loans or through investments in residential mortgage-backed securities, collateralized debt obligations or other similar investment vehicles. Approximately 99% of the $1.1 billion invested in mortgage-backed securities that are included in the caption “U.S. Treasury securities and obligations of U.S. government corporations and agencies” in the immediately preceding table were issued and guaranteed by the United States Treasury, Fannie Mae (FNMA), Freddie Mac (FHLMC) or Ginnie Mae (GNMA). The Company does have investments in publicly traded bonds of financial institutions. These financial institutions may have investments with subprime exposure.

The Company has investments in publicly traded bonds of companies in the oil, gas and energy sectors, with a book value of $367.8 million and a fair value of $376.9 million at December 31, 2017, and a book value of $397.0 million and a fair value of $401.3 million, at December 31, 2016. Similar to all other fixed income investments, these bonds are subject to the same quarterly review process for identifying other-than-temporary impairments. At December 31, 2017, there were no fixed income investments in companies in the oil, gas and energy sectors that met the impairment criteria, while at December 31, 2016 there were two investments in companies in the oil, gas and energy sectors that met the impairment criteria and a realized capital loss of $11.2 million was recorded and is reflected in the consolidated statutory statements of operations and surplus.

Short-term fixed maturity securities with a statement value and fair value of $42.2 million and $75.6 million at December 31, 2017 and 2016, respectively, are included in the above tables. At both December 31, 2017 and 2016, the Company had $3.3 million and $3.2 million, respectively, (par value of $3.2 million for both years) of its long term fixed maturity securities on deposit with various regulatory agencies.

Fair Value

The Company values its financial instruments at fair value. Fair value is an estimate of the price the Company would receive upon selling a security in an orderly arms-length transaction. Investments are

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

2. Investments (continued)

categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•	Level 1 — quoted prices in active markets for identical securities.

•

Level 2 — quoted prices for similar assets in active or non-active markets or other significant observable inputs (including yield, quality, coupon, rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the assumptions in determining the fair value of investments).

The Company has determined the fair value inputs used to measure all of its assets that are considered financial instruments, which include fixed maturity securities, common stocks, cash, cash equivalents and short-term investments, policy loans, guaranteed funds transferrable and Separate Account funds whose net asset values are calculated on a daily basis. Cash, cash equivalents, short-term investments, common stocks, investments in publicly traded mutual funds that are registered with the Securities and Exchange Commission and Separate Account assets were determined to be Level 1. Separate Account liabilities, which are equal to Separate Account assets, are determined to be Level 1 as the value of these liabilities changes in conjunction with the change in Separate Account assets. The vast majority of the Company’s fixed maturity securities (bonds and notes), and all of its policy loans, and other invested assets were determined to be Level 2. Finally, certain fixed maturity securities and the guaranteed funds transferrable, representing less than 1% of the total, for which quoted market prices were unavailable or an inactive market for the security currently exists, were determined to be Level 3. The inputs used for valuing these securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables provide fair value information at December 31, 2017 and 2016, about the Company’s assets that are considered financial instruments:

As of December 31, 2017 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$8,200.2	$30.5	$8,230.7
Common stocks	168.0	—	—	168.0
Cash, cash equivalents and short-term investments	53.4	—	—	53.4
Policy loans	—	106.6	—	106.6
Guaranteed funds transferrable	—	—	11.2	11.2
Separate Account assets	12,437.8	—	—	12,437.8

Total	$12,659.2	$8,306.8	$41.7	$21,007.7

As of December 31, 2016 Financial Instruments (in millions)	Level 1	Level 2	Level 3	Total
Bonds and notes	$—	$8,101.3	$25.7	$8,127.0
Common stocks	60.5	—	—	60.5
Cash, cash equivalents and short-term investments	86.5	—	—	86.5
Policy loans	—	107.1	—	107.1
Guaranteed funds transferrable	—	—	14.5	14.5
Separate Account assets	10,448.5	—	—	10,448.5

Total	$10,595.5	$8,208.4	$40.2	$18,844.1

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

2. Investments (continued)

The fair value of Level 3 assets increased from $40.2 million at December 31, 2016, to $41.7 million at December 31, 2017, primarily as a result of the change in fair value, net of interim paydowns, during the year. The fair value of bonds and notes classified as Level 3 increased by $4.8 million in 2017 as a result of the redetermination of the fair value, net of paydowns, on these securities during the year. The guaranteed funds transferrable fair value declined due to the receipt of scheduled principal payments during the year. There were no additional securities added to the Level 3 classification and there were no securities transferred between Levels 1, 2 & 3 during 2017 and 2016.

In determining the fair value of Level 3 bonds and notes, the Company utilized expected cash flows provided by an independent valuation service together with discount rate and default factor assumptions commensurate with the current credit rating of such securities and consistent with those that would be used in pricing similar types of securities based upon market conditions that existed at December 31, 2017 and 2016.

Unrealized Gains and Losses

At December 31, 2017 and 2016, net unrealized appreciation (depreciation) reflected in surplus consisted of the following:

December 31 (in millions)	2017	2016	Change	2016	2015	Change
Common Stock	$14.3	$5.0	$9.3	$5.0	$1.6	$3.4
Bonds and notes	(7.3)	(13.3)	6.0	(13.3)	(13.1)	(0.2)
Other assets	(0.8)	(0.8)	—	(0.8)	(0.8)	—

Net unrealized appreciation (depreciation)	$6.2	$(9.1)	$15.3	$(9.1)	$(12.3)	$3.2

During 2017 net unrealized depreciation related to the Company’s bonds, equity securities and other assets increased by $15.3 million during the year as shown above. Net unrealized appreciation of $14.3 million related to equity securities at December 31, 2017, consists of $16.1 million of gross unrealized gains and $1.8 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $5.0 million related to equity securities at December 31, 2016, consisted of $5.5 million of gross unrealized gains and $0.5 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

During 2016 net unrealized depreciation related to the Company’s bonds, equity securities and other assets decreased by $3.2 million during the year as shown above. Net unrealized appreciation of $5.0 million related to equity securities at December 31, 2016, consists of $5.5 million of gross unrealized gains and $0.5 million of gross unrealized losses, of which none of the unrealized losses are greater than 12 months old. Net unrealized appreciation of $1.6 million related to equity securities at December 31, 2015, consisted of $2.2 million of gross unrealized gains and $0.6 million of gross unrealized losses, of which none of the unrealized losses were greater than 12 months old.

The following is an analysis of the fair values and gross unrealized losses as of December 31, 2017 and 2016, aggregated by fixed maturity category and length of time that the securities were in a continuous unrealized loss position. As shown in the table below, total gross unrealized losses as of December 31, 2017 and 2016, were $49.3 million and $80.7 million, respectively, and the majority of such losses related to corporate and U.S. Treasury securities. These unrealized losses arise primarily from general

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

2. Investments (continued)

changes in interest rates and credit spread widening, and are not due to fundamental credit problems that exist with the specific issuers. The Company has the ability and intent to hold those securities that are in an unrealized loss position for a sufficient period of time in order for them to recover.

The tables that follow exclude $4.9 billion and $4.7 billion at December 31, 2017 and 2016, respectively, of fair value of fixed maturity securities in an unrealized gain position.

	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
December 31, 2017 (in millions)	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$58.9	$0.3	46	$436.2	$7.8	198
Commercial mortgage-backed securities	—	—	—	—	—	—
Other asset-backed securities	1.5	—	—	0.3	—	1

Total	$60.4	$0.3	46	$436.5	$7.8	199
U.S. Treasury securities and obligations of U.S. government corporations and agencies	668.4	3.8	152	1,089.7	22.2	319
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	597.8	4.5	161	504.2	10.7	89

Total	$1,326.6	$8.6	359	$2,030.4	$40.7	607

	Fair Value	Unrealized Losses	Number of Issues	Fair Value	Unrealized Losses	Number of Issues
December 31, 2016 (in millions)	Twelve Months or Less			Twelve Months or Greater
Fixed maturities:
Mortgage- and asset-backed securities:
Residential mortgage-backed securities	$199.0	$2.0	53	$436.7	$8.3	177
Commercial mortgage-backed securities	—	—	—	—	—	—
Other asset-backed securities	32.8	0.1	4	45.5	0.8	9

Total	$231.8	$2.1	57	$482.2	$9.1	186
U.S. Treasury securities and obligations of U.S. government corporations and agencies	849.8	23.0	136	484.6	8.5	201
Obligations of states and political subdivisions	—	—	—	—	—	—
Debt securities issued by foreign governments	—	—	—	—	—	—
Corporate securities	435.9	8.0	93	974.3	30.0	167

Total	$1,517.5	$33.1	286	$1,941.1	$47.6	554

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

2. Investments (continued)

Realized Capital Gains and Losses

Net realized capital gains (losses) reflected in the statements of operations for the years ended December 31, 2017, 2016 and 2015, were as follows:

December 31 (in millions)	2017	2016	2015
Common Stock	$7.0	$(0.1)	$0.3
Fixed maturities	(5.3)	(11.5)	0.5
Other assets	(0.7)	(0.3)	(0.3)

Net realized capital gains (losses)	$1.0	$(11.9)	$0.5

At December 31, 2017 and 2016, the book value and fair value of the Company’s mortgage-backed and asset-backed securities portfolios totaled $3.5 billion and $3.6 billion, and $3.2 billion and $3.3 billion, respectively, of which approximately 99% in both 2017 and 2016 are U.S. government agency guaranteed instruments. Investments in loan-backed and asset-backed securities are carried at amortized cost, except for those securities rated as class 6 by the NAIC, which are carried at lower of amortized cost or fair value.

During 2017 there was one restructure transaction whereby the issuer offered to exchange an existing security for a new one that provided a higher coupon, longer duration and greater credit protection. In establishing the cost basis of the new issue, the Company recognized a realized loss of $5.5 million, which is reflected in the Consolidated Statement of Operations and Surplus in Net realized capital gains (losses). There was no comparable event in 2016. During 2016 one security with a book and fair value of $7.9 million and $3.3 million, respectively, had its NAIC rating changed to a six and was deemed to be impaired. The Company recognized a $4.6 million realized capital loss as a result of this impairment. Also during 2016, a second security, with a book value and fair value of $10.7 million and $4.1 million, respectively, met the Company’s criteria for impairment and a $6.6 million realized capital loss was recorded. Both of these impairments are reflected in the Consolidated Statement of Operations and Surplus in Net realized capital gains (losses). Sales of investments in fixed maturity securities resulted in $(4.2) million of net interest rate related losses and $4.0 million of net interest rate related gains being accumulated in the IMR in 2017 and 2016, respectively, as follows:

December 31 (in millions)	2017	2016	2015
Fixed maturity securities Proceeds	$1,362.7	$1,414.2	$1,381.3
Gross realized gains	0.1	4.0	5.9
Gross realized losses	(4.3)	—	—

During 2017, 2016 and 2015 , $20.1 million, $24.3 million, and $26.9 million respectively, of the IMR was amortized for $20.1 million, $24.3 million, and $26.9 million respectively and is included in net investment income.

Sales of investments in equity securities resulted in $7.0 million of net capital gains, $0.1 million of net capital losses and $0.3 million of net capital gains during 2017, 2016 and 2015, respectively. Net capital gains (losses) are recognized in net income as follows:

December 31 (in millions)	2017	2016	2015
Equity securities Proceeds	$85.4	$13.1	$6.4
Gross realized gains	7.1	0.5	1.0
Gross realized losses	(0.1)	(0.6)	(0.7)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

2. Investments (continued)

Maturities

The statement and fair values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities, which are stated at expected maturity) at December 31, 2017, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

December 31, 2017 (in millions)	Statement Value	Fair Value
Due in one year or less	$194.3	$194.9
Due after one year through five years	3,464.9	3,578.3
Due after five years through 10 years	2,350.6	2,410.3
Due after 10 years	2,090.0	2,089.5

Total	$8,099.8	$8,273.0

3. Guaranteed Funds Transferable

In 1980, Mutual of America terminated a reinsurance arrangement and assumed direct ownership of funds held by John Hancock Mutual Life Insurance Company (Hancock), the former reinsurer, and direct liability for the contractual obligations to policyholders. The liability to such policyholders is included as insurance and annuity reserves in the consolidated statutory statements of financial condition. The principal amount of the funds held by the former reinsurer is guaranteed to earn at least 3.125% per year.

The guaranteed funds are transferable to Mutual of America over time through 2030 and are stated at the total principal amount of future guaranteed transfers to Mutual of America of $11.2 million and $13.2 million at December 31, 2017 and 2016, respectively. The actual interest and other allocated investment earnings related to this contract amounted to $0.8 million, $1.3 and $0.8 million in 2017, 2016 and 2015, respectively, and are included in net investment income.

4. Real Estate

Real estate consists primarily of an office building that Mutual of America purchased for its corporate headquarters. The Company occupies approximately one-third of this office building as its corporate headquarters and leases the remaining space. Depreciation expense was $9.4 million, $8.9 million and $9.1 million in 2017, 2016 and 2015, respectively.

5. Pension Plan and Postretirement Benefits

Pension Benefit and Other Benefit Plans

The Company has a qualified, noncontributory defined benefit pension plan covering virtually all employees. Benefits are generally based on years of service and final average earnings. The Company’s funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 (ERISA). The Company also maintains a nonqualified deferred compensation plan that provides benefits to employees whose total compensation or calculated benefit exceeds the maximum allowable limits for qualified retirement plans under ERISA.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

5. Pension Plan and Postretirement Benefits (Continued)

The Company also has two other defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical, dental and vision benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than 25 years of eligible service, with retiree contributions adjusted annually, and contain other cost-sharing features, such as deductibles and coinsurance. All benefit plans are underwritten by Mutual of America. To the extent that the claims do not exceed stop-loss limits for single life occurrences, the plans are self-insured. Stop-loss coverage is purchased from an unaffiliated carrier. The postretirement benefit plan expense required to be recorded under these plans was $19.6 million, $28.8 million and $18.9 million in 2017, 2016 and 2015, respectively.

As of January 1, 2017 and 2016 the Company had a total recognized liability for pension benefits of $27.1 million and $29.9 million, respectively, consisting of an unamortized transition liability of $8.4 million and $8.3 million and the accrued benefit cost of $18.7 million and $21.6 million, respectively.

For other benefits, as of January 1, 2017 and 2016 the Company had total recognized liabilities of $85.5 million and $75.4 million, respectively, for the postretirement medical plans and $59.5 million and $70.8 million, respectively, for the nonqualified deferred compensation plans. The $85.5 million and $75.4 million recognized liability for the postretirement medical plans at January 1, 2017 and 2016 consisted of an unamortized transition liability of $5.6 million in both years, and an accrued benefit cost of $79.9 million and $69.8 million, respectively. For the nonqualified deferred compensation plan, the recognized liability at January 1, 2017 and 2016 consisted of an unamortized transition liability of $1.8 million and $1.6 million and a $57.7 million and $69.2 million accrued benefit cost, respectively.

The expected amortization of the unrecognized transition liability will be $5.6 million for the postretirement medical plan and $1.0 million for the nonqualified deferred compensation plan per year through no later than 2022. There was an additional charge to surplus for the post-retirement medical plan in 2017 of $5.8 million and zero for 2016.

The following table provides a status of the Company’s pension and postretirement benefit plans as of December 31, 2017 and 2016 (in millions):

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Accumulated Benefit Obligation	$286.9	$258.3	$51.4	$47.8

Projected Benefit Obligation	$359.7	$324.9	$194.2	$175.3
Plan Assets at Fair Value	328.8	272.0	—	—

Funded Status	$(30.9)	$(52.9)	$(194.2)	$(175.3)
Accrued Benefit Cost	6.7	7.8	149.8	131.6
Additional Surplus Charge greater than minimum	—	10.9	11.7	6.0

Unrecognized items	$(24.2)	$(34.2)	$(32.7)	$(37.7)

Prior Service Costs	$—	$—	$6.5	$2.4
Unrecognized (Losses) Gains	(106.7)	(116.7)	(74.8)	(61.2)
Additional Surplus Charge Beyond Minimum	—	—	—	—
Transition asset	82.5	82.5	35.6	21.1

Total Unrecognized Liability	$(24.2)	$(34.2)	$(32.7)	$(37.7)

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

5. Pension Plan and Postretirement Benefits (Continued)

The components of net periodic benefit costs as calculated in the January 1, 2017, 2016 and 2015 plan valuations are as follows:

	Pension Benefits			Other Benefits
December 31 (in millions)	2017	2016	2015	2017	2016	2015
Service costs	$15.6	$14.6	$14.3	$5.9	$5.7	$6.1
Interest cost on Projected Benefit Obligation (PBO)	13.1	12.8	11.8	7.0	7.1	6.9
Expected return on plan assets	(24.1)	(24.5)	(24.9)	—	—	—
Prior services costs	—	—	0.1	(0.7)	(0.2)	(0.1)
Settlement	—	—	—	2.4	11.5	1.0
Amortization of unrecognized net loss (gain)	8.4	8.3	6.6	5.0	4.7	5.0

Net benefit expense	$13.0	$11.2	$7.9	$19.6	$28.8	$18.9

During 2017 pension expense for the non-qualified deferred compensation plan included a $2.4 million settlement loss, resulting from the level of lump-sum benefit payments made from the non-qualified plan during the year exceeding the plans interest and service cost. During 2016 and 2015 recognized settlement losses were $11.5 million and $1.0 million, respectively.

The changes in the PBO and plan assets are as follows:

	Pension Benefits		Other Benefits
December 31 (in millions)	2017	2016	2017	2016
Change in PBO
PBO, beginning of the year	$324.9	$307.4	$175.3	$178.0
Service costs	15.6	14.6	5.9	5.7
Interest costs	13.1	12.8	7.0	7.1
Change in assumptions/plan amendments	15.9	3.4	7.3	3.8
Actuarial loss (gain)	8.0	7.7	9.0	19.6
Benefits and expenses paid	(17.8)	(21.0)	(10.3)	(38.9)

PBO, end of year	$359.7	$324.9	$194.2	$175.3

	Pension Benefits		Other Benefits
December 31 (in millions)	2017	2016	2017	2016
Change in Plan Assets
Plan assets, beginning of the year	$272.0	$243.3	$—	$—
Employer contributions	25.0	25.0	—	—
Return on plan assets	49.7	24.7	—	—
Benefits and expenses paid	(17.9)	(21.0)	—	—

Plan assets, end of year	328.8	272.0	—	—

Plan assets (lower than) PBO	$(30.9)	$(52.9)	$(194.2)	$(175.3)

At December 31, 2017 and 2016, all of the pension plan assets are invested in several of the investment funds offered by the Company’s Separate Accounts and in the Company’s General Account, and

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

5. Pension Plan and Postretirement Benefits (Continued)

consisted of approximately 80.5% in equity investments and 19.5% in fixed-income investments. A distribution of plan assets by investment objective as of December 31, 2017 and 2016 is as follows:

December 31 (in millions)	2017	2016
Fixed Income Funds	$54.9	$44.5
Equity Funds:
Index	151.9	126.9
Growth	66.1	53.5
Balanced	46.5	43.2

Total Level 1 Investments	$319.4	$267.9
General Account	9.4	4.1

Total plan assets	$328.8	$272.0

The underlying investments in the funds of the Separate Accounts are based on quoted market prices within an active market and as such are classified as Level 1. Amounts held in the General Account are valued at contract value, which is equal to fair value. Amounts held in the General Account are considered to be cash equivalents and are not subject to fair value evaluation.

The Company made contributions to its defined benefit pension plan of $25.0 million each year in 2017, 2016 and 2015. The Company estimates that it will make a contribution of $15.0 million to this plan in 2018. Benefits expected to be paid from this plan total $25.3 million in 2018, $25.4 million in 2019, $30.8 million in 2020, $27.6 million in 2021 and $34.0 million in 2022. The aggregate benefits expected to be paid in 2023 through 2027 total approximately $151.6 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2017.

The assumptions used in determining the aggregate projected benefit obligation for pension and other benefit plans were as follows:

	Pension Benefits			Postretirement Medical			Nonqualified Deferred Compensation
December 31	2017	2016	2015	2017	2016	2015	2017	2016	2015
Weighted average
Discount rate	3.50%	4.00%	4.10%	3.70%	4.25%	4.60%	3.25%	3.60%	6.35%
Rate of compensation increase	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	5.00%	5.00%	5.00%
Expected return on plan assets	8.50%	9.50%	9.50%	—	—	—	—	—	—

The Company’s overall expected long-term rate of return on plan assets was determined based upon the current projected benefit payout period and the current mix of plan investments, which generally consists of approximately 80% equity investments and 20% fixed-income investments. The Company believes that this investment mix properly matches the plan’s benefit obligations. The equity component of the expected long-term rate of return was determined using a combination of the actual rate of return of equities (net of inflation) and an inflation-adjusted equity rate of return (assuming an inflation rate of 3.62%) based upon historical 30-year rolling averages.

The health care cost trend rate assumption has an effect on the amounts reported for the postretirement benefit plans. The assumption is 5.4% for 2018, 5.2% for 2019, 5.0% for 2020, 4.8% for 2021, and 4.8%

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

5. Pension Plan and Postretirement Benefits (Continued)

for 2022 and beyond. For example, increasing the assumed health care cost trend rate by 1% each year would increase the accumulated postretirement obligation for the plan as of December 31, 2017, by $19.7 million and the aggregate of the service and interest cost components of the net periodic benefit cost for 2017 by $1.8 million. Benefits expected to be paid from this plan and the nonqualified deferred compensation plan total $14.9 million in 2018, $13.2 million in 2019, $17.0 million in 2020, $13.9 million in 2021 and $14.0 million in 2022. Aggregated benefits expected to be paid in the period 2023 through 2027 total approximately $64.6 million. The calculation of expected benefits is based on the same assumptions used to measure the Company’s benefit obligation at December 31, 2017.

Savings and Other Incentive Plans

All employees may participate in a Company-sponsored savings plan under which the Company matches a portion of the employee’s contributions up to 6% of salary. The Company contributed $3.0 million, $2.9 million, and $2.8 million in 2017, 2016 and 2015, respectively. The Company also has a long-term performance-based incentive compensation plan for certain employees and directors. Shares under this plan are granted each year and generally vest over a three-year period. The value of such shares is equal to the number of shares multiplied by the current share price, which is determined by the level of total assets of the Company. A financial performance threshold measure must also be met in order to receive a payout at the end of the third year. The total expense incurred related to these plans was $13.7 million, $12.0 million and $11.8 million in 2017, 2016 and 2015, respectively. At December 31, 2017 and 2016, the accrued liability related to these plans was $24.7 million and $22.6 million, respectively.

6. Commitments and Contingencies

Annual rental expense was approximately $24.5 million, $24.0 million and $24.9 million during 2017, 2016 and 2015, respectively. The approximate minimum rental commitments under non-cancelable operating leases are as follows: $6.3 million in 2018; $4.1 million in 2019; $2.6 million in 2020; $1.8 million in 2021; $1.2 million in 2022 and $2.4 million in 2023 and beyond. Such leases are principally for leased office space and certain data processing equipment, furniture and communications equipment. Certain office space leases provide for adjustments relating to changes in real estate taxes and other expenses.

The Company is involved in various legal actions that have arisen in the course of the Company’s business. In the opinion of management, the ultimate resolution with respect to such lawsuits, as well as other contingencies, will not have a material adverse effect on the Company’s consolidated financial statements.

7. Federal Income Taxes

The Tax Cuts and Jobs Act (TCJA) was signed into law on December 22, 2017. From a corporate perspective, a goal of the tax overhaul was to reduce the corporate tax rate and redesign the taxation of international operations in order to make US companies more competitive around the world. To partially offset the decrease in revenue from these measures, the new law broadens the tax base. To that end,

TCJA substantially changes the overall corporate tax structure, including specific changes relative to the taxation of the life insurance industry. TCJA changes that are generally applicable to all corporations

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

7. Federal Income Taxes (Continued)

include a reduction of the corporate income tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (AMT), changes to the corporate dividend received deduction (DRD), and other changes reducing certain business deductions counterbalanced by inducements favoring capital investments by permitting accelerated write-offs.

TCJA specifically impacts life insurance companies by requiring them to take into account a specific percentage of the increase or decrease in statutory reserves; revising the capitalization rule for deferred acquisition costs; changes the net operating loss carryover rules for life insurance companies; modifies the proration rules; and, other amendments that will have the effect of reducing tax deductions.

The impact on Mutual of America’s surplus is dependent on many factors, but the tax rate reduction from 35% to 21% is a major component as of December 31, 2017. We are required to recognize the effect on deferred tax assets (DTAs) and deferred tax liabilities (DTLs) of a change in tax rates in the period the tax rate change was enacted. Accordingly, the enacted reduction in the U.S. Federal corporate income tax rate resulted in a one-time, non-cash decrease to adjusted net DTAs of $126.6 million. The December 31, 2017 current income tax benefit includes a $3.7 million benefit for the recognition of the Alternative Minimum Tax (AMT) Credits that are now refundable under TCJA and will be payable to the Company in 2021 based on projections of taxable income. This 2017 current income tax benefit was reduced by 6.6% to reflect the impact of a sequestration fee that, more likely than not, will be imposed by the IRS. Life insurance companies are required to compute life insurance tax reserves differently under TCJA. Accordingly, the life insurance tax reserve DTA was remeasured to reflect the effects of the required changes in reserves at the date of enactment and a new DTL was established. The DTL is the difference between the old and new reserve basis and is subject to an 8 year straight-line amortization beginning in 2018. The accounting for the impact of the TCJA on tax reserves is based on reasonable estimates and such amounts have been factored into the measurement of deferred taxes. The foreign tax law changes enacted under TCJA have no impact on us.

Mutual of America adopted Statement of Statutory Accounting Principles (SSAP) No. 101, Income Taxes, a replacement of SSAP No. 10R, effective January 1, 2012. During the first quarter of 2012, Regulation No. 172 was amended to adopt the provisions of SSAP No. 101. This guidance requires that a deferred tax asset (DTA) or deferred tax liability (DTL) be established for temporary differences between the tax and statutory reporting bases of assets and liabilities. The change in Mutual of America’s net DTA must be recorded as a separate component of gains and losses in surplus. Net DTAs are required to be recorded as an admitted asset to the extent that the amount will be realized within three years, subject to a maximum admitted asset equal to 15% of statutory surplus and to the Company’s risk based capital ratio exceeding certain thresholds.

A reconciliation of the income tax (expense) recognized in the Company’s consolidated statutory statement of operations and surplus to the amount obtained by applying the statutory rate of 35% to net gain from operations before federal income taxes follows:

December 31 (in millions)	2017	2016	2015
Net Gain from Operations	$22.0	$27.9	$63.2
Statutory rate	35%	35%	35%
Tax at statutory rate	(7.7)	(9.8)	(22.1)
Effect of Federal Tax Rate change on net DTA	(126.6)	—	—

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

7. Federal Income Taxes (Continued)

December 31 (in millions)	2017	2016	2015
Investment Items	5.7	22.9	5.1
Expense Items	14.1	10.7	12.7
Net operating loss related to Dividend Received Deduction	(3.6)	(1.2)	48.6
Nonadmitted Assets	0.2	(0.8)	1.0
Other including LLC adjustment	4.3	3.7	5.3

Total Income Tax (Expense) Benefit	$(113.6)	$25.5	$50.6

Income Tax Benefit (Expense):
Current — Consolidated	$3.6	$—	$0.6
Deferred — Non-Insurance Companies	(0.5)	0.7	0.4

Income Tax (Expense) Benefit on Operating Earnings	$3.1	$0.7	$1.0

Deferred Federal Income Tax, in Surplus	(116.7)	24.8	49.6

Total Income Tax (Expense) Benefit	$(113.6)	$25.5	$50.6

The federal income tax expense of $(113.6) million in 2017 is primarily attributable to the change in deferred income tax incurred by Mutual of America as a result of the TCJA tax rate change. The federal income tax benefit for 2016 and 2015 of $25.5 million and $50.6 million, respectively, relates primarily to the change in deferred income tax incurred by Mutual of America.

The components of the net DTA recognized in the Company’s consolidated statement of financial condition are as follows:

December 31 (in millions)	2017	2016
Total gross DTAs excluding unrealized (gains) losses	$197.2	$311.8
Statutory valuation allowance adjustment	—	—

Total adjusted gross DTAs excluding unrealized (gains) losses	$197.2	$311.8

Total gross DTLs excluding unrealized (gains) losses	(8.4)	(6.3)
Mutual of America’s net DTA	188.8	305.5
Tax effect of unrealized (gains) losses	(1.5)	2.9
DTA nonadmitted	(148.1)	(260.7)

Mutual of America’s net admitted DTA	39.2	47.7
Non-insurance Subsidiaries DTA’s	1.0	1.5

Total net DTAs	$40.2	$49.2

At December 31, 2017, Mutual of America’s gross DTA, excluding the tax effect of unrealized (gains) losses, of $197.2 million, consisted of $182.4 million of ordinary DTAs and $14.8 million of capital DTAs. The net decrease in the net DTA was $116.7 million excluding unrealized (gains) losses. As shown in the above table, Mutual of America’s net admitted DTA decreased by $8.5 million during 2017.

The Company claims the separate account dividend received deduction. The impact of the separate account dividend received deduction (“DRD”) is to reduce the Company’s overall effective tax rate compared to the U.S. statutory tax rate of 35%. In addition, in 2017, the DRD had the initial effect of

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

7. Federal Income Taxes (Continued)

decreasing the Company’s admissible asset based on projections of future taxable income for the three years following the balance sheet date of the reporting period.

For years prior to the effective date of TCJA, there was a degree of uncertainty regarding the computational aspects of the Company’s separate account dividend received deduction (DRD) for assets held in connection with variable annuity contracts because final regulations have not been issued by the IRS. If such regulations were issued, they could result in the elimination of some or all of the separate account DRD tax benefit that the Company received for years prior to the effective date of the TCJA. For tax years 2018 and forward, TCJA standardized the DRD computation, thus reducing uncertainty regarding the amount of the separate account DRD deduction.

The tax effects of temporary differences that give rise to a significant portion of the DTAs and DTLs arise from the differing statutory and tax-basis treatment of assets and liabilities, insurance and annuity reserves, realized capital gains and losses on investment transactions, nonadmitted assets, and net operating loss carryforwards. Effective January 1, 1998, Mutual of America’s pension business became subject to federal income tax. Included in such differences are items resulting from transition rules under the Internal Revenue Code as of January 1, 1998, which accompanied the change in taxation of Mutual of America’s pension business. The transition rules along with the reduced federal income tax rate under TCJA will continue to moderate Mutual of America’s current tax expense over the next several years. As such, Mutual of America incurred a consolidated federal income tax benefit of $3.1 million in 2017 and $0.7 million in 2016. At December 31, 2017, the Company had net operating loss carryforwards of approximately $367.2 million, expiring at various dates between 2021 and 2032 and capital loss carryforwards of approximately $8.4 million expiring in 2022.

Mutual of America files a separate federal income tax return and files income tax returns in various states.

8. Fair Value of Financial Instruments

The fair values of financial instruments have been determined using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value for financial instruments for which quoted market prices are not available or an inactive market for the instrument currently exists. Accordingly, certain fair values presented herein (refer to Note 2) may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts. Amounts related to the Company’s financial instruments at December 31, 2017 and 2016, were as follows:

	2017		2016
	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)
ASSETS
Bonds and notes	$8,057.6	$8,230.8	$7,968.5	$8,127.0
Common stocks	168.0	168.0	60.5	60.5
Cash, cash equivalents and short-term investments	53.4	53.4	86.5	86.5
Guaranteed funds transferable	11.2	12.0	13.2	14.5
Policy Loans	106.6	106.6	107.1	107.1

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

8. Fair Value of Financial Instruments (Continued)

Bonds and Notes and Common Stock — Fair value for bonds and notes is determined by reference to market prices quoted by an independent pricing source. If quoted market prices are not available, fair value is determined using internal valuation models and techniques or based upon quoted prices for comparable securities. Fair value for common stocks is determined by reference to valuations quoted by an independent pricing organization.

Cash, cash equivalents and Short-Term Investments — The carrying value for cash, cash equivalents and short-term investments approximates fair values due to the short-term maturities of these instruments.

Guaranteed Funds Transferable — Fair value for guaranteed funds transferable is determined by reference to market valuations provided by the former reinsurer.

Policy Loans — The majority of policy loans are issued with variable interest rates, which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered approximate fair value.

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP)

The accompanying financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Department (statutory accounting), which practices differ from GAAP. The significant variances between such practices and GAAP are described below. The Company has not computed the variance between Surplus and Net Income calculated in accordance with statutory accounting practices prescribed or permitted by the New York Department and GAAP, as there is no reporting requirement to do so and the costs involved exceed the benefits derived from these calculations. Generally, GAAP results in a more favorable presentation of the Company’s financial condition.

Asset Valuations and Investment Income Recognition

GAAP requires the Company’s bonds and notes to be classified as either held-to-maturity (HTM), available-for-sale (AFS), or trading; whereas for statutory accounting, no such classification is required. In addition, for GAAP, AFS bonds and notes are carried at their fair value with the unrealized gains and losses applied directly to equity; whereas for statutory accounting, all bonds and notes in good standing are carried at their amortized cost.

Realized capital gains and losses, net of applicable taxes, arising from changes in interest rates are recognized in income currently for GAAP accounting, rather than accumulated in the IMR and amortized into income over the remaining life of the security sold for statutory accounting.

A general formula-based Asset Valuation Reserve is recorded for statutory accounting purposes, whereas such a reserve is not required under GAAP.

For statutory accounting, certain assets, principally net deferred income tax assets not expected to be realized within three years, furniture and fixtures and prepaid expenses are excluded from the statement of financial condition by a direct charge to surplus; whereas under GAAP, such assets are carried at cost, net of accumulated depreciation.

MUTUAL OF AMERICA LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED STATUTORY FINANCIAL STATEMENTS (Continued)

December 31, 2017, 2016 and 2015

9. Significant Differences Between Statutory Accounting Practices and Generally Accepted Accounting Principles (GAAP) (Continued)

Policy Acquisition Costs

Under GAAP, policy acquisition costs that are directly related to and vary with the successful acquisition of insurance contracts are deferred and amortized over the estimated life of the applicable policies, rather than being expensed as incurred, as required under statutory accounting.

Insurance and Annuity Reserves

Under statutory accounting practices, the interest rates and mortality and morbidity assumptions used are those which are prescribed or permitted by the New York Department. Under GAAP, for annuities, the interest rate assumptions used are generally those assumed in the pricing of the contract at issue; for disability benefits, the interest rates assumed are those anticipated to be earned over the duration of the benefit period. Mortality and morbidity assumptions are based on Company experience.

Premium Recognition

Insurance contracts that do not subject the insurer to significant mortality or morbidity risk are considered, under GAAP, to be primarily investment contracts. GAAP requires all amounts received from policyholders under these investment contracts to be recorded as a policyholder deposit rather than as premium income.

Deferred Income Taxes

GAAP requires that a deferred tax asset or liability be established to provide for temporary differences between the tax and financial reporting bases of assets and liabilities. Statutory accounting adopted similar accounting principles, except that deferred income tax assets (net of any required valuation allowance) are recognized for statutory accounting only to the extent that they can be utilized within three years; whereas for GAAP, all such assets are recognized (net of any required valuation allowance) regardless of when they will be utilized until they expire. All changes in deferred income tax assets or liabilities are recorded directly as a charge or benefit to surplus for statutory accounting purposes.

Cash, cash equivalents and Short-Term Investments

The Statements of Cash Flow are presented in accordance with statutory accounting. This reporting format differs from GAAP, which requires a reconciliation of net income to net cash from operating activities.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

Mutual of America Separate Account No. 2

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2017 and 2016

Mutual of America Life Insurance Company

Independent Registered Public Accounting Firm’s Report

Financial Statements for Years Ended December 31, 2017, 2016 and 2015

(b)	Exhibits

(1)	Copy of the resolution of the depositor establishing the registrant. (1)

(2)	Not Applicable.

(3)	Copy of Underwriting and Administration Agreement between Mutual of America Life Insurance Company and Mutual of America Separate Account No. 2, dated June 15, 1984. (1)

(4)(a)(i)	Form of Group Annuity Contract - 403(b) Thrift. (1)

(a)(ii)	Form of Group Annuity Contract - 403(b) - Amendment (4)

(b)	Form of Group Annuity Contract - Defined Contribution. (1)

(5) (a)	Form of Group Annuity Application - 403(b) Thrift. (8)

(b)	Form of Group Annuity Application - Defined Contribution. (8)

(6)(a)	Amended and Restated Charter of Mutual of America Life Insurance Company, dated November 18, 2010. (8)

(6)(b)	Bylaws of Mutual of America Life Insurance Company. (1)

(7)	Not Applicable.

(8)(a)(i)	Amended and Restated Participation Agreement between Scudder Variable Life Investment Fund and Mutual of America Life Insurance Company, dated February 28, 2001. (2)

(a)(ii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York dated as of April 12, 2007. (1)

(a)(iii)	Amendment to Amended and Restated Participation Agreements between Scudder Variable Life Investment Fund (now known as “DWS Variable Series I”) and Mutual of America Life Insurance Company and the American Life Insurance Company of New York, dated as of October 1, 2007. (10)

(b)(i)	Fund Participation Agreement Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated December 30, 1988. (1)

(b)(ii)	Amendment No. 1 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, Investors Research Corporation and TCI Portfolios, Inc., dated as of May 1, 1989. (1)

(b)(iii)	Amendment No. 2 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 3, 2000. (1)

(b)(iv)	Amendment No. 3 to the Fund Participation Agreement - Separate Account No. 2 between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of January 2, 2002. (1)

(b)(v)	Shareholder Information Agreement between Mutual of America Life Insurance Company and American Century Investment Services, Inc., effective as of October 15, 2007. (10)

(b)(vi)	Amendment No.4 to the Fund Participation Agreements between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., and American Century Investment Management, Inc., dated as of December 22, 2004. (1)

(b)(vii)	Amendment No. 5 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Investment Services, Inc., and American Century Services, LLC, dated as of January 1, 2012. (6)

(b)(viii)	Amendment No. 6 to the Fund Participation Agreement between Mutual of America Life Insurance Company, American Century Variable Portfolios, Inc., American Century Investment Management, Inc., American Century Investment Services, LLC, and American Century Services, LLC, dated as of October 1, 2017. (10)

(c)(i)	Amended and Restated Participation Agreement and ancillary agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, dated as of October 17, 2012. (6)

(c)(ii)	Amendment to Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation and Mutual of America Life Insurance Company, effective as of October 1, 2007. (10)

(c)(iii)	Amendment to Schedule C- Large Transaction Table to Vanguard Variable Insurance Fund Participation Agreement, effective as of December 22, 2016. (10)

(d)(i)	Shared Funding Agreement for Separate Accounts with Calvert Distributors, Inc., dated as of February 28, 2001. (2)

(d)(ii)	Information Sharing Agreement between Calvert Distributors, Inc., and Mutual of America Life Insurance Company, effective as of October 1, 2007. (10)

(d)(iii)	Shared Funding Agreement by and among Calvert Variable Series, Inc., Eaton Vance Distributors, Inc. and Mutual of America Life Insurance Company, as of December 22, 2016. (10)

(e)(i)	Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Mutual of America Life Insurance Company, dated as of April 29, 2005. (3)

(e)(ii)	Shareholder Information Agreement by and between Fidelity Distributors Corporation and Mutual of America Life Insurance Company, effective as of October 16, 2007. (10)

(e)(iii)	Amendment to the Participation Agreement between Fidelity Distributors Corporation and Mutual of America Life Insurance Company effective as of June 9, 2017. (10)

(f)(i)	Participation Agreement among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and Mutual of America Life Insurance Company, dated as of April 29, 2005. (3)

(f)(ii)	Shareholder Information Agreement by and between OppenheimerFunds Services, OppenheimerFunds Distributor, Inc., and Mutual of America Life Insurance Company, effective as of April 16, 2007. (10)

(g)	Fund Participation and Service Agreement and ancillary agreements between Mutual of America Life Insurance Company and American Fund Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series, dated as of April 10, 2013. (6)

(h)	Participation Agreement and ancillary agreements among Mutual of America Life Insurance Company and PIMCO Variable Insurance Trust, PIMCO Equity Series VIT, and PIMCO Investments LLC, dated as of April 11, 2013. (6)

(i)(i)	Participation Agreement and ancillary agreements between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of April 11, 2013. (6)

(i)(ii)	Amendment to Participation Agreement between T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc., and Mutual of America Life Insurance Company, dated as of May 6, 2013. (7)

(j)(i)	Participation Agreement among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, MFS Variable Insurance Trust III, Mutual of America Life Insurance Company and MFS Fund Distributors, Inc., dated as of May 1, 2018. (11)

(j)(ii)	Rule 22-c2 Shareholder Information Agreement between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of April 2, 2018. (11)

(j)(iii)	Fee Letter between MFS Fund Distributors, Inc. and Mutual of America Life Insurance Company, dated as of May 1, 2018. (11)

(9)	Opinion and consent of counsel as to the legality of the securities being registered. (1)

(10)(a)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Separate Account No. 2. (11)

(10)(b)	Consent of KPMG LLP Relating to the Financial Statements of Mutual of America Life Insurance Company. (11)

(11)	Not Applicable.

(12)	Not Applicable.

(13)(a)	Powers of Attorney of Directors. (11)

(13)(b)	Powers of Attorney of Officers (11)

(1)

Filed with Post-Effective Amendment No. 32 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2007. As incorporated herein by reference.

(2)

Filed with Post-Effective Amendment No. 23 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 19, 2001. As incorporated herein by reference.

(3)

Filed with Post-Effective Amendment No. 29 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 29, 2005. As incorporated herein by reference.

(4)

Filed with Post-Effective Amendment No. 35 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2009. As incorporated herein by reference.

(5)

Filed with Post-Effective Amendment No. 36 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2010. As incorporated herein by reference.

(6)

Filed with Post-Effective Amendment No. 39 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2013. As incorporated herein by reference.

(7)

Filed with Post-Effective Amendment No. 42 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 29, 2014. As incorporated herein by reference.

(8)

Filed with Post-Effective Amendment No. 44 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-11023) on April 30, 2015. As incorporated herein by reference.

(9)

Filed with Post-Effective Amendment No. 47 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 28, 2017. As incorporated herein by reference.

(10)	Filed with the Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 333-221999) on December 12, 2017. As incorporated herein by reference.
(11)

Filed with Post-Effective Amendment No. 48 to Registration Statement for Mutual of America Separate Account No. 2 on Form N-4 (File No. 033-05609) on April 27, 2018. As incorporated herein by reference.

Item 25.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman of the Board, President and Chief Executive Officer
William S. Conway	Director, Senior Executive Vice President and Chief Operating Officer
Amir Lear	Director, , and President and Chief Executive Officer, Mutual of America Capital Management LLC
James J. Roth	Director, Senior Executive Vice President and General Counsel
Clifford L. Alexander, Jr.	Director
Rosemary T. Berkery	Director
Kimberly A. Casiano	Director
Wayne A. I. Frederick, M. D.	Director
Earle H. Harbison, Jr.	Director
Maurine A. Haver	Director
Frances R. Hesselbein	Director
LaSalle D. Leffall, Jr., M.D.	Director
Senator Connie Mack	Director
Robert J. McGuire, Esq.	Director
Ellen Ochoa, Ph.D.	Director
Roger B. Porter, Ph.D.	Director
General Dennis J. Reimer	Director

Officers-Directors

Name and Principal Business Address*	Positions and Offices With Depositor
John R. Greed	Chairman, President and Chief Executive Officer
William S. Conway	Director, Senior Executive Vice President and Chief Operating Officer
Amir Lear	Director, and President and Chief Executive Officer, Mutual of America Capital Management LLC
James J. Roth	Director, Senior Executive Vice President and General Counsel

Other Officers

Name and Principal Business Address*	Positions and Offices With Depositor
Dianne M. Aramony	Executive Vice President, Corporate Secretary, Assistant to Chairman
Nicholas A. Branchina	Senior Vice President, Budget and Cost Accounting
Debbie Branson	Senior Vice President, Human Resources
Maria L. Brophy	Senior Vice President, Planning and Analysis
Anne Marie Carroll	Senior Vice President and Associate General Counsel
Tanisha L. Cash	Senior Vice President, Human Resources
John Ciesla	Senior Vice President and Chief Information Security Officer, Enterprise Risk Management
Thomas Ciociano	Senior Vice President, Employee Benefits
John P. Clare	Senior Vice President, Administrative Communications, Product/Proposal Development
Joni L. Clark	Senior Vice President, Client Services
Michael E. Conway	Senior Vice President, Human Resources
William S. Conway	Senior Executive Vice President and Chief Operating Officer
Salvatore P. Conza	Senior Vice President, Infrastructure and Operations
Barbara Crane	Senior Vice President, Strategic Communication and Corporate Events
Nicholas S. Curabba	Senior Vice President and Associate General Counsel

Name and Principal Business Address*	Positions and Offices With Depositor
Jeffrey W. Donaldson	Executive Vice President and Chief Digital Officer
Carson J. Dunbar, Jr.	Senior Vice President, Corporate Services
Chris W. Festog	Senior Executive Vice President and Chief Financial Officer
Ronald Fried	Senior Vice President, Information Technology Business Applications
Harold J. Gannon	Senior Vice President, Corporate Tax
Thomas E. Gilliam	Executive Vice President and Assistant to the Chairman and Chief Executive Officer
Diana H. Glynn	Senior Vice President and Internal Auditor
Aferdita Gutierrez	Senior Vice President, Planning and Analysis
Jared Gutman	Executive Vice President, Administrative Technical Services and Chief Privacy Officer
Theodore L. Herman	Executive Vice President
Joseph Hummel	Executive Vice President, External Affairs
Thomas P. Kelly	Senior Executive Vice President, Administration
Lydia Kieser	Senior Vice President, Open Systems Delivery
Mark Koehne	Senior Vice President and Actuary
Andrew Kramer	Senior Vice President, Client Services
Nicole Lanni	Senior Vice President, Technical Services
Daniel LeSaffre	Executive Vice President, Human Resources and Corporate Services
Kathryn A. Lu	Executive Vice President and Chief Compliance Officer
John R. Luebs	Senior Vice President, Human Resource Services
Thomas E. MacMurray	Senior Vice President, National Accounts
Sean A. Mannion	Senior Vice President, Administration
Nancy McAvey	Senior Vice President, Client Services
James McCutcheon	Senior Vice President and Associate General Counsel
Dennis McManus	Senior Vice President, Billing and Regulatory Services/Life and Disability Claims
George L. Medlin	Executive Vice President, Enterprise Risk Management
Christopher Miseo	Senior Vice President and Director of Accounting and Financial Reporting
Shannon Moriarty 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Advertising, Direct Response and Telemarketing
Thomasin R. Mullen	Senior Vice President, Corporate Communications
Lynn N. Nadler 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Training and Leadership Development
Peter Nicklin	Senior Vice President, Application Delivery
Paul O’Hara	Senior Vice President, Research and Competition
William Rose	Senior Executive Vice President and Chief Marketing Officer
James J. Roth	Senior Executive Vice President and General Counsel
Scott H. Rothstein	Executive Vice President and Deputy General Counsel
Michelle A. Rozich	Senior Vice President and Internal Auditor
Howard J. Rubin	Senior Vice President, Application Systems Development
Sonia Samuels	Executive Vice President and Chief Information Officer
Myron Schlanger	Senior Vice President and Associate Treasurer
Brian Q. Severin	Executive Vice President, Sales Operations
William G. Shannon	Senior Vice President, Financial Consulting Services
Paul F. Stephen	Senior Vice President and Controller
John Terwilliger 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598	Senior Vice President, Facilities Management
Jeffrey Tsai	Senior Vice President and Corporate Actuary

Name and Principal Business Address*	Positions and Offices With Depositor
Susan Watson	Senior Vice President, Information Technology Governance
Kenneth P. Young	Senior Vice President, Treasury and Project Management

*

The business address of all officers is 320 Park Avenue, New York, New York 10022-6839, unless otherwise noted. The business address of all directors is c/o Mutual of America, 320 Park Avenue, New York, New York 10022-6839.

Item 26.	Persons Controlled By or Under Common Control with the Depositor or the Registrant

The registrant is a separate account of Mutual of America Life Insurance Company (“Mutual of America”) under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Mutual of America.

As a New York mutual life insurance company, no person has the direct or indirect power to control Mutual of America except by virtue of a person’s capacity as a director or executive officer. Each holder of an in-force insurance policy or annuity contract issued by Mutual of America has the right to vote for the election of directors of Mutual of America at annual elections and upon other corporate matters where policyholders’ votes are taken.

Mutual of America wholly owns the following companies:

•	Mutual of America Holding Company LLC, a Delaware limited liability company (see below), and

•	Mutual of America Foundation, a New York not-for-profit corporation.

Mutual of America Holding Company LLC wholly owns the following companies:

•	Mutual of America Securities LLC, a Delaware limited liability company,

•	Mutual of America Capital Management LLC, a Delaware limited liability company, and

•	320 Park Analytics LLC, a Delaware limited liability company.

Mutual of America’s consolidated financial statements include all the above subsidiaries except Mutual of America Foundation.

Mutual of America, through its separate accounts, owns substantially all of the outstanding shares of Mutual of America Investment Corporation, a Maryland corporation registered under the 1940 Act as a management investment company.

Mutual of America currently owns a significant amount, but less than a majority, of the outstanding shares of Mutual of America Institutional Funds, Inc., a Maryland corporation registered under the 1940 Act as a management investment company whose shares are publicly offered to institutional investors.

Item 27.	Number of Contractowners

As of March 31, 2019, there were [401,885] owners in Separate Account No. 2, [92,089] of whom were attributable to Contracts registered under SEC File No. 333-221999; [38,924] of whom were attributable to Contracts registered under SEC File No. 002-90201; [267,475] of whom were attributable to Contracts registered under SEC File No. 33-11023; and [3,397] of whom were attributable to Contracts registered under SEC File No. 33-5609, all of which are qualified.

Item 28.	Indemnification

Charter of Depositor. The Charter of Mutual of America provides in substance that no director or officer shall be personally liable for damages for any breach of duty as a director except when a judgment or other final adjudication establishes that the director’s acts or omissions were in bad faith, involved intentional misconduct or were acts or omissions the director knew or reasonably should have known violated New York Insurance Law or a specific standard of care imposed on directors directly by the New York Insurance Law, or which constituted a knowing violation of any other law or allowed the director to personally gain a financial profit or other advantage to which the director was not legally entitled.

By Laws of Depositor. The By-Laws of Mutual of America provide for the indemnification of present and former officers and directors of the Company (a “person”) against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys’ fees actually and reasonably incurred, if the person acted in good faith and for a purpose which the person necessarily believed to be in the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe said conduct was unlawful. Expenses incurred in defending a civil, criminal, administrative or investigative action, suit or proceeding, or threat thereof, may be paid by the Company in advance of the final disposition of such action, suit or proceeding upon an undertaking by or on behalf of the person to repay such amount if it is ultimately determined that such person is not entitled to be indemnified by the Company.

[Insurance. Coverage for officers and directors of Mutual of America is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chubb, CNA, The Hartford, and Travelers, to Mutual of America Life Insurance Company et al. The aggregate limit of liability under these policies is $35 million, with a $1,000,000 deductible per entity insured and no deductible for individual insureds. Coverage for life insurance company fiduciary liability coverage (errors and omissions) is provided under an Investment Management insurance policy issued by Chartis, with excess coverage by Chartis, The Hartford and CNA, to Mutual of America Life Insurance Company et al. The deductible is $1,000,000 for the entity, with an aggregate limit of liability under the primary policy of $30 million.

Undertaking. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)

Mutual of America Life Insurance Company, the depositor and principal underwriter of the Registrant, also acts as depositor and principal underwriter of Mutual of America Separate Account No. 3 and as principal underwriter of the Mutual of America Investment Corporation, and The American Separate Account No. 2 and The American Separate Account No. 3 of Wilton Reassurance Life Company of New York, formerly known as The American Life Insurance Company of New York.

(b)	The name, business address and position of each senior officer and director of Mutual of America are listed in Item 25 above.

(c)	The principal underwriter receives no compensation or commissions from the registrant for its services in distributing the variable insurance contracts.

Item 30.	Location of Accounts and Records.

Registrant’s books and records are maintained primarily at 320 Park Avenue, New York, NY 10022. Certain records are maintained at Mutual of America’s Financial Transaction Processing Center, 1150 Broken Sound Parkway NW, Boca Raton, FL 33487-3598.

Item 31.	Management Services.

Not applicable.

Item 32.	Undertakings

The Insurance Company hereby undertakes:

(a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

With respect to 403(b) Plans, the Insurance Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 17(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

The Insurance Company represents that the fees and charges deducted under the Contracts, described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the respective Contracts.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, the State of New York, on the 25th day of February, 2019.

MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 2 (REGISTRANT) MUTUAL OF AMERICA LIFE INSURANCE COMPANY (DEPOSITOR)

By:	/s/ James J. Roth
James J. Roth
Senior Executive Vice President and General Counsel

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 25, 2019.

PRINCIPAL EXECUTIVE OFFICER:

*
John R. Greed
President and Chief Executive Officer

PRINCIPAL FINANCIAL OFFICER:

*
Chris Festog
Senior Executive Vice President and Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on February 25, 2019.

Signature	Title

* JOHN R. GREED	Chairman of the Board, President and Chief Executive Officer

* WILLIAM S. CONWAY	Senior Executive Vice President and Chief Operating Officer; Director

* AMIR LEAR	Director

* JAMES J. ROTH	Senior Executive Vice President and General Counsel; Director

* CLIFFORD L. ALEXANDER, JR.	Director

* ROSEMARY T. BERKERY	Director

* KIMBERLY A. CASIANO	Director

* WAYNE A. I. FREDERICK, M.D.	Director

* EARLE H. HARBISON, JR.	Director

* MAURINE A. HAVER	Director

* FRANCES R. HESSELBEIN	Director

* LASALLE D. LEFFALL, JR., M.D.	Director

* CONNIE MACK, III	Director

* ROBERT J. MCGUIRE	Director

* ELLEN OCHOA, PH.D.	Director

* ROGER B. PORTER, PH.D.	Director

* DENNIS J. REIMER	Director

*BY:	/s/ JAMES J. ROTH
JAMES J. ROTH ATTORNEY-IN-FACT